UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate Bond Fund

November 30, 2009

1.813081.105

IBF-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 277	$ 282
5.75% 9/8/11	6,178	6,545
5.875% 3/15/11	2,761	2,897
		9,724
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,548
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,789	4,958
6.375% 6/15/14	5,000	5,410
		10,368
Media - 1.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	2,710	2,892
6.875% 5/1/12	2,696	2,989
Comcast Cable Communications, Inc. 6.75% 1/30/11	564	598
Comcast Corp.:
4.95% 6/15/16	2,075	2,167
5.5% 3/15/11	421	442
5.85% 1/15/10	647	651
COX Communications, Inc.:
4.625% 1/15/10	3,242	3,255
4.625% 6/1/13	4,934	5,204
6.25% 6/1/18 (d)	845	901
News America, Inc.:
4.75% 3/15/10	270	271
5.3% 12/15/14	968	1,067
6.9% 3/1/19	6,491	7,440
Time Warner Cable, Inc.:
5.4% 7/2/12	2,699	2,909
5.85% 5/1/17	4,293	4,576
6.2% 7/1/13	2,566	2,847
6.75% 7/1/18	6,966	7,776
8.75% 2/14/19	2,638	3,280
Time Warner, Inc. 5.875% 11/15/16	4,742	5,192
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 4,282	$ 4,464
6.125% 10/5/17	3,071	3,376
		62,297
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	8,517	9,370
TOTAL CONSUMER DISCRETIONARY		95,307
CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12 (d)	5,049	5,140
7.2% 1/15/14 (d)	7,000	8,040
Diageo Capital PLC 5.2% 1/30/13	1,146	1,246
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,242	3,439
		17,865
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.6606% 6/1/10 (k)	2,536	2,537
6.036% 12/10/28	2,484	2,522
6.302% 6/1/37 (k)	13,427	11,547
		16,606
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	781	856
General Mills, Inc.:
5.2% 3/17/15	3,350	3,681
5.65% 2/15/19	1,751	1,915
Kraft Foods, Inc.:
5.625% 11/1/11	5,313	5,682
6% 2/11/13	4,621	5,029
6.125% 2/1/18	3,541	3,798
6.75% 2/19/14	596	671
		21,632
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,976	2,126
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc. 9.7% 11/10/18	$ 17,952	$ 22,212
Reynolds American, Inc. 6.75% 6/15/17	3,231	3,370
		25,582
TOTAL CONSUMER STAPLES		83,811
ENERGY - 4.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	2,248	2,742
Halliburton Co. 6.15% 9/15/19	2,601	2,959
Transocean Ltd. 5.25% 3/15/13	3,827	4,129
Weatherford International Ltd.:
4.95% 10/15/13	1,923	2,042
5.15% 3/15/13	8,187	8,663
9.625% 3/1/19	703	878
		21,413
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp. 5.95% 9/15/16	6,285	6,858
BW Group Ltd. 6.625% 6/28/17 (d)	3,265	2,792
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,968	5,351
5.7% 5/15/17	1,280	1,382
Cenovus Energy, Inc. 5.7% 10/15/19 (d)	4,250	4,506
ConocoPhillips 4.75% 2/1/14	1,165	1,266
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	62	61
Duke Capital LLC 6.25% 2/15/13	1,104	1,204
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,349	1,347
6.875% 2/1/11	2,869	3,009
7.875% 8/16/10	1,291	1,349
El Paso Natural Gas Co. 5.95% 4/15/17	1,033	1,086
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	1,294	1,421
Enbridge Energy Partners LP:
5.875% 12/15/16	1,995	2,108
6.5% 4/15/18	2,620	2,933
EnCana Corp. 6.3% 11/1/11	647	701
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,190	3,525
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,563
5.6% 10/15/14	2,159	2,349
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
5.65% 4/1/13	$ 769	$ 827
5.9% 4/15/13	3,577	3,869
6.65% 4/15/18	2,359	2,614
Gazstream SA 5.625% 7/22/13 (d)	4,221	4,306
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	4,266	4,562
Lukoil International Finance BV 6.656% 6/7/22 (d)	1,349	1,258
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	6,200	6,354
Nexen, Inc.:
5.05% 11/20/13	4,477	4,672
5.2% 3/10/15	1,004	1,058
NGPL PipeCo LLC 6.514% 12/15/12 (d)	6,826	7,516
Pemex Project Funding Master Trust 1.599% 6/15/10 (d)(k)	1,375	1,375
Petro-Canada 6.05% 5/15/18	1,874	2,036
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,300	4,381
7.875% 3/15/19	4,000	4,659
Petroleum Export Ltd. 4.633% 6/15/10 (d)	16	15
Plains All American Pipeline LP:
4.25% 9/1/12	6,000	6,261
5.75% 1/15/20	6,268	6,511
7.75% 10/15/12	2,604	2,965
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	2,969	3,266
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,054	2,126
5.832% 9/30/16 (d)	1,483	1,586
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	3,004	3,292
Source Gas LLC 5.9% 4/1/17 (d)	3,914	3,522
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,534	5,705
Spectra Energy Capital, LLC 5.65% 3/1/20	4,681	4,876
Suncor Energy, Inc. 6.1% 6/1/18	5,338	5,848
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,128
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	2,618	2,450
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,927
XTO Energy, Inc.:
5% 1/31/15	1,932	2,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 1,325	$ 1,414
5.9% 8/1/12	4,917	5,377
		162,631
TOTAL ENERGY		184,044
FINANCIALS - 18.2%
Capital Markets - 3.0%
Bear Stearns Companies, Inc.:
0.4231% 10/22/10 (k)	2,584	2,585
4.245% 1/7/10	1,514	1,516
4.5% 10/28/10	2,024	2,094
5.3% 10/30/15	1,292	1,414
5.35% 2/1/12	277	297
6.95% 8/10/12	1,491	1,675
BlackRock, Inc. 6.25% 9/15/17	5,785	6,396
Goldman Sachs Group, Inc.:
5.45% 11/1/12	4,162	4,528
5.95% 1/18/18	9,405	10,063
6.15% 4/1/18	2,175	2,348
6.6% 1/15/12	2,200	2,407
6.875% 1/15/11	326	346
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	3,193	3,188
6.5% 6/15/12	4,607	4,657
Lazard Group LLC:
6.85% 6/15/17	4,241	4,350
7.125% 5/15/15	1,520	1,587
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	12,980	13,638
6.4% 8/28/17	1,071	1,124
6.875% 4/25/18	4,954	5,314
Morgan Stanley:
0.5344% 1/9/12 (k)	4,770	4,673
0.5844% 1/9/14 (k)	5,823	5,503
4.75% 4/1/14	877	892
5.05% 1/21/11	3,362	3,482
5.25% 11/2/12	270	290
5.45% 1/9/17	1,019	1,047
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.625% 9/23/19	$ 3,700	$ 3,747
5.95% 12/28/17	2,371	2,492
6% 5/13/14	3,450	3,759
6.6% 4/1/12	6,316	6,900
6.75% 4/15/11	923	984
7.3% 5/13/19	3,668	4,135
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	8,200	8,461
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	1,080	1,099
State Street Corp. 4.3% 5/30/14	740	786
The Bank of New York, Inc.:
4.95% 1/14/11	23	24
4.95% 11/1/12	4,267	4,661
UBS AG Stamford Branch 5.75% 4/25/18	10,518	10,871
		133,333
Commercial Banks - 5.4%
American Express Bank FSB 5.5% 4/16/13	12,085	12,967
American Express Centurion Bank 5.2% 11/26/10	158	164
ANZ National International Ltd. 6.2% 7/19/13 (d)	1,213	1,336
Bank One Corp.:
5.25% 1/30/13	1,027	1,100
7.875% 8/1/10	806	845
Barclays Bank PLC 2.5% 1/23/13	10,920	10,954
BB&T Corp. 6.5% 8/1/11	1,372	1,464
Chase Manhattan Corp. 7.875% 6/15/10	1,809	1,875
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	19,580	19,975
3.75% 10/15/14 (d)	10,800	11,062
Credit Suisse First Boston 6% 2/15/18	8,780	9,392
Credit Suisse First Boston New York Branch 5% 5/15/13	6,677	7,211
Credit Suisse New York Branch 5.5% 5/1/14	2,520	2,764
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (d)(k)	5,811	5,462
Export-Import Bank of Korea:
5.125% 2/14/11	3,224	3,329
5.25% 2/10/14 (d)	624	659
5.5% 10/17/12	2,491	2,667
Fifth Third Bancorp 4.5% 6/1/18	136	112
HBOS PLC 6.75% 5/21/18 (d)	3,004	2,793
HSBC Holdings PLC 0.4841% 10/6/16 (k)	515	490
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
JPMorgan Chase Bank 6% 10/1/17	$ 2,313	$ 2,478
KeyBank NA:
5.8% 7/1/14	1,236	1,233
7% 2/1/11	1,241	1,295
Korea Development Bank 4.625% 9/16/10	2,024	2,067
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (d)(k)	515	473
National Australia Bank Ltd. 2.35% 11/16/12 (d)	11,600	11,698
National City Bank, Cleveland 4.5% 3/15/10	3,343	3,373
PNC Funding Corp.:
0.4206% 1/31/12 (k)	6,931	6,737
4.5% 3/10/10	249	251
Rabobank Nederland NV 2.65% 8/17/12 (d)	25,880	26,539
Regions Bank 7.5% 5/15/18	268	256
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (d)(k)	510	471
5.805% 6/20/16 (d)(k)	5,043	4,640
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	14,641	14,905
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(k)	3,239	3,126
Union Planters Corp. 7.75% 3/1/11	662	659
UnionBanCal Corp. 5.25% 12/16/13	731	760
Wachovia Bank NA 4.875% 2/1/15	1,555	1,608
Wachovia Corp.:
0.4134% 4/23/12 (k)	633	619
0.4144% 10/15/11 (k)	4,503	4,447
5.625% 10/15/16	3,754	3,937
Wells Fargo & Co.:
3.75% 10/1/14	34,100	34,381
4.2% 1/15/10	3,179	3,191
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	641	677
7.55% 6/21/10	471	489
Westpac Banking Corp. 2.25% 11/19/12	10,880	10,963
		237,894
Consumer Finance - 2.1%
American General Finance Corp. 6.9% 12/15/17	3,465	2,432
Capital One Bank USA NA 8.8% 7/15/19	2,935	3,476
Capital One Financial Corp.:
5.7% 9/15/11	2,283	2,413
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.: - continued
7.375% 5/23/14	$ 3,290	$ 3,774
Discover Financial Services:
0.8297% 6/11/10 (k)	4,815	4,764
6.45% 6/12/17	2,523	2,423
General Electric Capital Corp.:
3.5% 8/13/12	11,000	11,326
5.9% 5/13/14	31,690	34,757
6.375% 11/15/67 (k)	5,670	4,664
Household Finance Corp.:
6.375% 10/15/11	2,315	2,476
7% 5/15/12	517	568
HSBC Finance Corp.:
5.25% 1/14/11	1,630	1,684
5.25% 1/15/14	1,164	1,232
MBNA America Bank NA 7.125% 11/15/12 (d)	766	837
MBNA Corp. 7.5% 3/15/12	1,776	1,955
Nelnet, Inc. 7.4% 9/29/36 (k)	3,455	2,518
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,965	4,962
ORIX Corp. 5.48% 11/22/11	425	429
SLM Corp.:
0.499% 3/15/11 (k)	123	113
0.5122% 10/25/11 (k)	5,737	5,068
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	422	439
		92,310
Diversified Financial Services - 2.8%
Bank of America Corp. 7.4% 1/15/11	9,565	10,086
BB&T Corp. 3.375% 9/25/13	4,200	4,276
BP Capital Markets PLC 1.55% 8/11/11	2,244	2,277
Citigroup, Inc.:
0.3613% 5/18/11 (k)	3,104	3,053
5.3% 10/17/12	11,048	11,587
6.5% 1/18/11	1,565	1,635
6.5% 8/19/13	19,685	20,990
CME Group, Inc. 5.75% 2/15/14	559	622
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(k)	2,666	1,226
International Lease Finance Corp.:
5.4% 2/15/12	3,163	2,697
5.65% 6/1/14	7,091	5,402
6.375% 3/25/13	1,660	1,336
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.625% 11/15/13	$ 3,004	$ 2,425
JPMorgan Chase & Co.:
4.891% 9/1/15 (k)	3,572	3,567
5.75% 1/2/13	2,448	2,654
6.75% 2/1/11	450	478
Kreditanstalt fuer Wiederaufbau 3.5% 5/16/13	15,310	16,190
New York Life Global Fund 2.25% 12/14/12 (d)	4,310	4,352
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,204	925
5.35% 4/15/12 (d)	434	392
5.5% 1/15/14 (d)	867	726
5.7% 4/15/17 (d)	1,873	1,403
TECO Finance, Inc. 7% 5/1/12	4,853	5,254
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	231	239
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	3,576	3,582
USAA Capital Corp. 3.5% 7/17/14 (d)	5,832	5,911
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(k)	4,042	3,577
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(k)	5,531	4,784
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(k)	2,866	2,315
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(k)	2,778	2,215
		126,176
Insurance - 1.6%
Allstate Corp. 6.2% 5/16/14	3,088	3,468
Assurant, Inc.:
5.625% 2/15/14	2,111	2,209
6.75% 2/15/34	2,172	1,864
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	637
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(k)	1,646	1,333
Jackson National Life Global Funding 5.375% 5/8/13 (d)	831	851
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	656	535
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (d)(k)	6,731	6,614
MetLife, Inc.:
5% 6/15/15	1,285	1,380
6.125% 12/1/11	1,214	1,317
6.75% 6/1/16	3,320	3,814
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	$ 3,643	$ 3,716
5.125% 4/10/13 (d)	617	662
5.125% 6/10/14 (d)	2,943	3,160
Monumental Global Funding II 5.65% 7/14/11 (d)	1,925	1,975
Monumental Global Funding III 5.5% 4/22/13 (d)	2,432	2,554
Pacific Life Global Funding 5.15% 4/15/13 (d)	7,081	7,521
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	1,342	1,155
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,307
5.15% 1/15/13	2,393	2,530
5.4% 6/13/35	499	436
5.5% 3/15/16	469	485
6.2% 1/15/15	520	560
8.875% 6/15/68 (k)	3,282	3,380
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(k)	3,691	3,187
Symetra Financial Corp. 6.125% 4/1/16 (d)	5,722	5,226
The Chubb Corp. 5.75% 5/15/18	1,739	1,926
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,380	1,415
Unum Group 7.125% 9/30/16	4,350	4,575
		72,792
Real Estate Investment Trusts - 2.0%
AMB Property LP 5.9% 8/15/13	2,849	2,951
Arden Realty LP 5.2% 9/1/11	1,820	1,897
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	418
5.5% 1/15/12	1,415	1,493
6.625% 9/15/11	94	100
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,943	5,023
5.7% 5/1/17	2,271	2,059
5.75% 4/1/12	2,342	2,412
Camden Property Trust:
4.375% 1/15/10	1,633	1,638
5.375% 12/15/13	724	745
5.875% 11/30/12	3,267	3,452
Colonial Properties Trust 4.8% 4/1/11	5	5
CPG Partners LP 6% 1/15/13	1,123	1,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 3,935	$ 3,897
5% 5/3/10	2,475	2,464
5.25% 4/15/11	2,686	2,655
5.375% 10/15/12	1,419	1,353
Duke Realty LP:
4.625% 5/15/13	732	718
5.25% 1/15/10	686	688
5.4% 8/15/14	2,642	2,627
5.625% 8/15/11	3,491	3,595
5.875% 8/15/12	513	531
5.95% 2/15/17	468	451
6.25% 5/15/13	6,709	6,954
6.5% 1/15/18	2,914	2,846
Equity One, Inc.:
6% 9/15/17	942	869
6.25% 1/15/17	545	511
Equity Residential 5.125% 3/15/16	3,150	3,134
Federal Realty Investment Trust:
5.4% 12/1/13	545	562
6% 7/15/12	3,239	3,402
6.2% 1/15/17	685	683
HRPT Properties Trust:
5.75% 11/1/15	982	941
6.25% 6/15/17	1,361	1,273
6.65% 1/15/18	682	647
Liberty Property LP:
5.125% 3/2/15	937	901
5.5% 12/15/16	1,642	1,563
6.625% 10/1/17	2,536	2,535
Mack-Cali Realty LP:
5.05% 4/15/10	913	917
7.75% 2/15/11	1,326	1,383
Reckson Operating Partnership LP 5.15% 1/15/11	295	294
Simon Property Group LP:
4.6% 6/15/10	1,210	1,227
4.875% 8/15/10	745	762
5% 3/1/12	586	613
5.3% 5/30/13	50	52
5.375% 6/1/11	685	717
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.6% 9/1/11	$ 3,001	$ 3,162
5.75% 5/1/12	1,399	1,493
7.75% 1/20/11	1,017	1,068
Tanger Properties LP 6.15% 11/15/15	27	27
UDR, Inc. 5.5% 4/1/14	4,722	4,812
Washington (REIT) 5.95% 6/15/11	4,016	4,111
		89,816
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,323	1,341
5.5% 10/1/12	2,159	2,288
5.75% 6/15/17	4,704	4,820
Post Apartment Homes LP:
5.45% 6/1/12	1,496	1,499
6.3% 6/1/13	2,647	2,672
Regency Centers LP:
4.95% 4/15/14	675	652
5.25% 8/1/15	2,356	2,320
5.875% 6/15/17	1,166	1,117
		16,709
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
4.9% 5/1/13	3,842	4,016
5.65% 5/1/18	6,426	6,476
7.375% 5/15/14	5,919	6,644
Countrywide Financial Corp. 5.8% 6/7/12	3,221	3,444
Countrywide Home Loans, Inc. 4% 3/22/11	5,054	5,163
Independence Community Bank Corp.:
2.1097% 4/1/14 (k)	5,364	5,195
4.9% 9/23/10	1,873	1,924
US Central Federal Credit Union 1.9% 10/19/12	6,480	6,569
		39,431
TOTAL FINANCIALS		808,461
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,638
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,930	$ 1,793
6.3% 8/15/14	3,995	3,937
Express Scripts, Inc.:
5.25% 6/15/12	3,081	3,305
6.25% 6/15/14	1,824	2,024
7.25% 6/15/19	1,181	1,390
		12,449
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	2,152	2,318
Novartis Capital Corp. 4.125% 2/10/14	3,236	3,468
Roche Holdings, Inc. 5% 3/1/14 (d)	6,563	7,175
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	1,058	1,147
		14,108
TOTAL HEALTH CARE		30,195
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,916	2,964
6.4% 12/15/11 (d)	1,021	1,095
Bombardier, Inc. 6.3% 5/1/14 (d)	8,073	7,790
		11,849
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	354	351
Continental Airlines, Inc.:
6.648% 3/15/19	3,283	3,119
6.795% 2/2/20	278	249
6.82% 5/1/18	244	229
6.9% 7/2/19	945	908
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	402	380
7.57% 11/18/10	12,193	12,254
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,409	2,035
8.36% 7/20/20	1,618	1,407
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	$ 171	$ 171
7.186% 10/1/12	426	426
		21,529
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (k)	2,549	2,533
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	3,020	3,134
5.45% 10/15/12	738	816
6% 10/15/17	3,234	3,620
		7,570
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	675	708
TOTAL INDUSTRIALS		44,189
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,258	3,483
6% 10/1/12	4,281	4,602
6.55% 10/1/17	2,606	2,779
		10,864
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,768	1,874
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	2,206	2,200
National Semiconductor Corp. 0.549% 6/15/10 (k)	1,397	1,378
		3,578
TOTAL INFORMATION TECHNOLOGY		16,316
MATERIALS - 1.6%
Chemicals - 0.6%
Dow Chemical Co.:
4.85% 8/15/12	8,061	8,521
7.6% 5/15/14	6,754	7,668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
8.55% 5/15/19	$ 4,693	$ 5,546
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	4,320	4,392
Lubrizol Corp. 8.875% 2/1/19	1,024	1,291
		27,418
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,024	2,129
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,892	2,023
6.4% 1/15/18	1,931	2,071
		4,094
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	2,770	3,321
9.375% 4/8/19 (d)	3,822	4,876
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	2,182	2,355
5.5% 4/1/14	4,342	4,833
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,211	2,480
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,604	3,956
6.5% 7/15/18	6,026	6,678
8.95% 5/1/14	3,262	3,923
Vale Overseas Ltd. 6.25% 1/23/17	2,564	2,746
		35,168
TOTAL MATERIALS		68,809
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,342
AT&T, Inc. 6.7% 11/15/13	1,296	1,486
British Telecommunications PLC 9.125% 12/15/10 (c)	3,439	3,691
CenturyTel, Inc. 6.15% 9/15/19	3,860	3,974
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,703	2,920
France Telecom SA 7.75% 3/1/11 (c)	613	662
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 2,395	$ 2,608
5.875% 2/1/12	3,018	3,276
5.875% 8/15/12	1,080	1,191
Sprint Capital Corp. 7.625% 1/30/11	2,040	2,060
Telecom Italia Capital SA:
4% 1/15/10	5,677	5,696
4.875% 10/1/10	742	763
4.95% 9/30/14	3,542	3,740
5.25% 10/1/15	2,889	3,040
Telefonica Emisiones SAU:
0.6094% 2/4/13 (k)	2,654	2,604
6.421% 6/20/16	1,283	1,455
Telefonos de Mexico SA de CV 4.75% 1/27/10	6,849	6,883
Verizon Global Funding Corp. 7.25% 12/1/10	3,027	3,216
Verizon New England, Inc. 6.5% 9/15/11	1,086	1,169
Verizon New York, Inc. 6.875% 4/1/12	6,027	6,630
		60,406
Wireless Telecommunication Services - 0.3%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	3,832	3,956
Sprint Nextel Corp. 6% 12/1/16	1,159	1,000
Verizon Wireless Capital LLC 5.55% 2/1/14	2,621	2,888
Vodafone Group PLC:
5% 12/16/13	2,536	2,740
5.5% 6/15/11	3,824	4,056
		14,640
TOTAL TELECOMMUNICATION SERVICES		75,046
UTILITIES - 3.2%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17	3,299	3,662
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,542	4,879
Commonwealth Edison Co. 5.4% 12/15/11	4,828	5,187
EDP Finance BV:
5.375% 11/2/12 (d)	2,201	2,407
6% 2/2/18 (d)	4,164	4,595
Enel Finance International SA 5.7% 1/15/13 (d)	921	1,006
Entergy Corp. 7.75% 12/15/09 (d)	1,155	1,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 4.9% 6/15/15	$ 3,534	$ 3,734
FirstEnergy Corp. 6.45% 11/15/11	121	131
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (d)	1,018	1,058
6.05% 8/15/21 (d)	2,370	2,481
Illinois Power Co. 6.125% 11/15/17	455	494
Mid-American Energy Co. 5.65% 7/15/12	213	234
Nevada Power Co.:
6.5% 5/15/18	12,764	14,115
6.5% 8/1/18	1,734	1,921
Oncor Electric Delivery Co. 6.375% 5/1/12	3,016	3,291
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	3,994	4,363
Pennsylvania Electric Co. 6.05% 9/1/17	844	909
Pepco Holdings, Inc.:
4% 5/15/10	2,463	2,491
6.45% 8/15/12	4,119	4,462
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	6,582	5,710
Progress Energy, Inc. 7.1% 3/1/11	3,738	3,982
Sierra Pacific Power Co. 5.45% 9/1/13	1,722	1,851
West Penn Power Co. 5.95% 12/15/17 (d)	346	369
		74,487
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	488	513
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,154	4,374
		4,887
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	7,134	7,812
Duke Capital LLC 5.668% 8/15/14	2,270	2,442
Exelon Generation Co. LLC:
5.2% 10/1/19	6,500	6,727
5.35% 1/15/14	1,687	1,815
PPL Energy Supply LLC 6.3% 7/15/13	8,190	8,961
PSEG Power LLC 7.75% 4/15/11	462	499
		28,256
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	85	89
7.5% 9/1/10	108	113
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
4.75% 12/15/10	$ 4,341	$ 4,500
6.3% 9/30/66 (k)	4,938	4,345
7.5% 6/30/66 (k)	4,648	4,578
DTE Energy Co. 7.05% 6/1/11	1,804	1,923
KeySpan Corp. 7.625% 11/15/10	594	630
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,225	3,557
National Grid PLC 6.3% 8/1/16	1,631	1,803
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,603
5.4% 7/15/14	1,487	1,556
5.45% 9/15/20	313	304
6.4% 3/15/18	1,465	1,532
7.875% 11/15/10	1,450	1,525
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	6,815	6,014
WPS Resources Corp. 6.11% 12/1/66 (k)	975	814
		35,886
TOTAL UTILITIES		143,516
TOTAL NONCONVERTIBLE BONDS (Cost $1,407,408)		1,549,694
U.S. Government and Government Agency Obligations - 31.5%

Other Government Related - 0.9%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (e)	3,370	3,445
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	10,700	10,853
2.125% 7/12/12 (FDIC Guaranteed) (e)	2,250	2,305
2.25% 12/10/12 (FDIC Guaranteed) (e)	10,850	11,106
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	12,980	13,216
TOTAL OTHER GOVERNMENT RELATED		40,925
U.S. Government Agency Obligations - 9.0%
Fannie Mae:
1% 11/23/11	82,800	83,189
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.75% 8/10/12	$ 5,624	$ 5,711
2.5% 5/15/14	138,546	141,484
2.75% 3/13/14	5,036	5,206
5% 2/16/12	39,143	42,604
Federal Home Loan Bank:
1% 12/28/11	10,860	10,902
1.625% 11/21/12	23,440	23,650
1.75% 8/22/12	7,820	7,939
Freddie Mac:
2.125% 3/23/12	43,258	44,329
2.5% 4/23/14	5,680	5,795
5% 1/30/14 (h)	14,616	16,305
5.75% 1/15/12	10,423	11,491
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	932	939
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		399,544
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	122,183	126,253
2.625% 7/15/17	20,670	23,328
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		149,581
U.S. Treasury Obligations - 18.2%
U.S. Treasury Notes:
1.375% 11/15/12	42,971	43,307
1.75% 3/31/14	4,020	4,027
1.875% 6/15/12	19,730	20,219
2.375% 9/30/14 (h)	293,000	299,088
2.625% 7/31/14	90,000	93,122
3% 8/31/16	73,847	75,739
3.25% 5/31/16	14,390	15,029
3.375% 6/30/13	28,369	30,410
3.375% 11/15/19	47,000	47,727
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.75% 11/15/18	$ 105,847	$ 111,081
4% 8/15/18	63,000	67,469
TOTAL U.S. TREASURY OBLIGATIONS		807,218
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,361,950)		1,397,268
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 4.6%
2.756% 10/1/33 (k)	109	112
2.783% 2/1/33 (k)	296	304
2.788% 7/1/34 (k)	597	619
2.804% 7/1/35 (k)	1,291	1,345
2.871% 6/1/34 (k)	1,423	1,478
2.998% 4/1/36 (k)	7,767	7,926
3.026% 7/1/35 (k)	123	127
3.046% 3/1/35 (k)	62	64
3.071% 10/1/33 (k)	351	365
3.133% 1/1/35 (k)	4,045	4,135
3.147% 10/1/35 (k)	672	696
3.179% 12/1/34 (k)	422	433
3.253% 3/1/35 (k)	174	179
3.264% 9/1/34 (k)	2,775	2,864
3.273% 7/1/35 (k)	930	965
3.276% 10/1/33 (k)	305	313
3.358% 7/1/34 (k)	152	157
3.378% 7/1/35 (k)	1,145	1,184
3.44% 8/1/33 (k)	2,999	3,101
3.627% 7/1/33 (k)	3,545	3,678
3.724% 9/1/39 (k)	1,344	1,392
3.746% 11/1/36 (k)	2,029	2,113
3.802% 10/1/39 (k)	3,463	3,594
3.891% 5/1/35 (k)	662	685
3.961% 11/1/36 (k)	1,949	2,022
3.964% 7/1/34 (k)	6,798	7,034
3.981% 4/1/35 (k)	5,615	5,838
3.996% 9/1/36 (k)	2,305	2,412
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 7/1/18	$ 4,982	$ 5,218
4.069% 3/1/34 (k)	289	298
4.271% 12/1/33 (k)	10,196	10,518
4.275% 3/1/33 (k)	123	127
4.291% 6/1/36 (k)	370	385
4.299% 3/1/33 (k)	133	137
4.433% 3/1/35 (k)	479	495
4.457% 3/1/35 (k)	1,055	1,085
4.5% 6/1/18 to 7/1/20	21,538	22,852
4.521% 2/1/34 (k)	83	86
4.522% 7/1/35 (k)	8,600	8,823
4.542% 9/1/35 (k)	6,047	6,278
4.546% 7/1/35 (k)	550	570
5% 12/1/17 to 8/1/18	20,644	22,136
5.185% 3/1/35 (k)	191	196
5.198% 5/1/35 (k)	4,060	4,185
5.5% 7/1/16 to 6/1/36	35,150	37,968
5.569% 7/1/37 (k)	890	927
5.663% 9/1/35 (k)	1,526	1,616
5.976% 4/1/36 (k)	734	769
6.306% 4/1/36 (k)	757	802
6.5% 4/1/13 to 3/1/35	20,561	22,396
7% 7/1/25 to 2/1/32	42	47
7.5% 8/1/13 to 8/1/29	531	587
12.5% 4/1/15	6	7
TOTAL FANNIE MAE		203,643
Freddie Mac - 0.8%
3.155% 2/1/34 (k)	340	351
3.471% 3/1/35 (k)	936	963
3.854% 3/1/36 (k)	789	812
3.862% 1/1/35 (k)	205	211
4.031% 6/1/35 (k)	501	521
4.46% 5/1/35 (k)	3,231	3,345
5% 3/1/19	19,301	20,695
5.149% 4/1/35 (k)	2,379	2,457
5.227% 3/1/33 (k)	59	61
5.324% 1/1/34 (k)	2,044	2,098
5.385% 11/1/35 (k)	1,140	1,201
5.515% 1/1/36 (k)	2,609	2,744
5.692% 10/1/35 (k)	638	676
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7% 8/1/10 to 7/1/13	$ 91	$ 95
7.5% 2/1/10 to 1/1/33	336	364
TOTAL FREDDIE MAC		36,594
Government National Mortgage Association - 0.6%
5.5% 11/1/39 (f)(g)	15,000	16,010
7% 1/15/28 to 11/15/32	5,587	6,148
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	1,414	1,544
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		23,707
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $254,519)		263,944
Asset-Backed Securities - 4.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (k)	821	445
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (k)	350	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (k)	129	120
Class M2, 1.3359% 2/25/34 (k)	356	182
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (k)	114	101
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (k)	8	7
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (k)	123	3
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (k)	77	2
Class M5, 0.6259% 4/25/36 (k)	73	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2666% 9/20/13 (k)	914	877
Series 2006-A7 Class A7, 0.2566% 10/20/12 (k)	962	924
Series 2006-C1 Class C1, 0.7166% 10/20/14 (k)	241	5
Series 2007-A4 Class A4, 0.2666% 4/22/13 (k)	2,085	2,001
Series 2007-D1 Class D, 1.6366% 1/22/13 (d)(k)	4,593	0*
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (d)(k)	220	220
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	7,190	7,210
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	$ 1,840	$ 1,870
Class A4, 3% 10/15/15 (d)	1,820	1,855
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	136	139
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	714	640
Series 2007-2M Class A3, 5.22% 4/8/10	210	214
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (k)	52	37
Series 2004-R11 Class M1, 0.8959% 11/25/34 (k)	258	127
Series 2004-R2 Class M3, 0.7859% 4/25/34 (k)	69	26
Series 2005-R2 Class M1, 0.6859% 4/25/35 (k)	930	688
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (k)	22	12
Series 2004-W11 Class M2, 0.9359% 11/25/34 (k)	253	115
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (k)	968	497
Class M2, 0.8359% 5/25/34 (k)	803	595
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (k)	699	215
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (k)	1,202	666
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (k)	188	127
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (k)	193	9
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(k)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	4,200	4,293
Class A4, 3.52% 6/15/16 (d)	3,600	3,743
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	2,900	2,944
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	7,000	6,999
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.9859% 2/25/35 (k)	1,896	619
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,166	1,026
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (k)	1,034	983
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (k)	264	254
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	$ 212	$ 213
Series 2006-2:
Class B, 5.07% 12/15/11	1,638	1,675
Class C, 5.31% 6/15/12	1,205	1,229
Series 2007-1 Class C, 5.38% 11/15/12	429	424
Series 2007-SN1:
Class B, 5.52% 3/15/11	139	140
Class C, 5.73% 3/15/11	79	79
Class D, 6.05% 1/17/12	210	202
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (d)(k)	8,500	8,520
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,760	2,886
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	395	399
Series 2007-C Class A4, 5.23% 7/15/14	4,300	4,484
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5288% 4/15/13 (d)(k)	1,310	1,289
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (d)(k)	327	64
Class B, 0.9866% 7/20/39 (d)(k)	189	25
Class C, 1.3366% 7/20/39 (d)(k)	243	2
CarMax Auto Owner Trust:
Series 2007-2 Class C, 5.61% 11/15/13	589	589
Series 2009-2 Class A3, 1% 4/15/14	2,480	2,491
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (k)	514	18
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (k)	304	6
Series 2006-NC3 Class M10, 2.2359% 8/25/36 (d)(k)	680	19
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (k)	165	6
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (k)	133	5
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (k)	812	266
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (d)(k)	143	118
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	464	400
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	140	135
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	6,500	6,561
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (k)	345	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (k)	$ 2	$ 2
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (k)	111	107
Series 2007-4 Class A1A, 0.3559% 9/25/37 (k)	629	610
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	149	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (k)	509	276
Class M4, 1.2059% 4/25/34 (k)	72	38
Series 2004-4 Class M2, 0.7659% 6/25/34 (k)	265	167
Series 2005-3 Class MV1, 0.6559% 8/25/35 (k)	822	754
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (k)	137	132
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	600	611
Series 2007-B Class A3, 5.47% 11/15/11 (d)	186	188
Series 2007-C Class A3, 5.43% 5/15/12 (d)	177	180
DaimlerChrysler Auto Trust Series 2006-A Class B, 5.14% 9/8/12	1,580	1,594
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	2,309	1,938
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (k)	1,310	1,305
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,094	1,115
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (k)	18	10
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (k)	208	39
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (k)	3,188	940
First Franklin Mortgage Loan Trust:
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (k)	86	83
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (k)	26	26
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	2,696	2,828
Series 2006-C:
Class B, 5.3% 6/15/12	450	474
Class D, 6.89% 5/15/13 (d)	1,855	1,960
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,014	1,074
Series 2009-B Class A3, 2.79% 8/15/13	3,500	3,585
Series 2009-D Class A4, 2.98% 8/15/14	2,100	2,157
Series 2009-E Class A3, 1% 1/15/14	4,800	4,807
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (k)	$ 348	$ 324
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	53	54
Series 2007-1:
Class A4, 5.03% 2/16/15	370	382
Class C, 5.43% 2/16/15	453	326
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (k)	52	25
Class M2, 0.9859% 2/25/34 (k)	82	66
Series 2005-A:
Class M3, 0.7259% 1/25/35 (k)	427	146
Class M4, 0.9159% 1/25/35 (k)	164	19
Series 2006-D Class M1, 0.4659% 11/25/36 (k)	239	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (d)(k)	1,457	1,289
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,631	1,223
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (d)(k)	145	132
Series 2006-2A:
Class A, 0.4188% 11/15/34 (d)(k)	1,674	1,256
Class B, 0.5188% 11/15/34 (d)(k)	606	212
Class C, 0.6188% 11/15/34 (d)(k)	1,005	281
Class D, 0.9888% 11/15/34 (d)(k)	382	80
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5088% 3/15/13 (k)	2,138	2,111
Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,568
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (k)	786	744
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (k)	545	327
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	185	182
Series 2007-1:
Class B, 5.53% 12/15/14	72	74
Class C, 5.74% 12/15/14	153	139
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(k)	433	65
Class M1, 0.8859% 6/25/34 (k)	1,379	762
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (k)	547	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (k)	$ 7	$ 5
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (k)	194	3
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (d)(k)	297	59
Series 2006-3:
Class B, 0.6359% 9/25/46 (d)(k)	468	75
Class C, 0.7859% 9/25/46 (d)(k)	688	76
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (k)	367	196
Series 2003-3 Class M1, 1.5259% 8/25/33 (k)	395	187
Series 2003-5 Class A2, 0.9359% 12/25/33 (k)	15	6
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (k)	103	97
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (k)	1,422	1,356
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (k)	12	11
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	3,000	3,055
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (k)	419	252
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (k)	766	227
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,320	2,350
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	78	79
Class C, 5.34% 11/15/12	102	102
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	6,320	6,330
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (k)	151	5
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (k)	764	412
Class MV1, 0.4659% 11/25/36 (k)	621	61
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (k)	423	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (k)	436	354
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (k)	86	86
Class 2C, 1.4331% 3/27/42 (k)	2,280	409
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (d)(k)	195	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,418	2,420
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (k)	$ 130	$ 98
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	18	15
Class C, 5.691% 10/20/28 (d)	8	6
Class D, 6.01% 10/20/28 (d)	95	63
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (k)	272	12
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (k)	353	15
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (k)	161	72
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	268	271
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (k)	589	418
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (k)	1,262	909
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (k)	42	40
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (k)	2,076	1,283
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (k)	26	18
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (k)	199	97
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (k)	180	83
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (k)	188	20
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (k)	46	46
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (k)	27	0*
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (k)	194	4
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(k)(m)	3,212	132
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	2,858	529
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (m)	2,388	22
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	344	20
Series 2006-2 Class AIO, 6% 8/25/11 (m)	170	13
Series 2006-3:
Class A1, 0.2659% 9/25/19 (k)	213	211
Class AIO, 7.1% 1/25/12 (m)	274	36
Series 2006-4:
Class A1, 0.2659% 3/25/25 (k)	301	297
Class AIO, 6.35% 2/27/12 (m)	871	109
Class D, 1.3359% 5/25/32 (k)	1,745	44
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	1,172	180
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	996	156
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (k)	$ 642	$ 135
Series 2005-D Class M2, 0.7059% 2/25/36 (k)	525	51
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	3,650	3,729
Series 2009-B Class A3, 2.07% 1/15/15	3,590	3,617
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (k)	168	161
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (k)	3	3
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (d)(k)	405	158
Series 2006-1A Class A, 1.6366% 3/20/11 (d)(k)	530	196
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (k)	28	28
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (k)	42	40
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (k)	240	64
Class M4, 1.6859% 9/25/34 (k)	308	42
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (k)	180	20
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (k)	1,658	1,111
Class M3, 0.7959% 1/25/35 (k)	215	116
Class M4, 1.0659% 1/25/35 (k)	665	101
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (k)	788	12
Class M9, 2.1159% 5/25/35 (k)	199	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (d)(k)	1,893	1,834
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	391	385
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (k)	358	11
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (k)	2	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (k)	847	474
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (k)	70	1
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (k)	52	28
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (k)	29	27
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (d)(k)	$ 537	$ 476
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (k)	572	114
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	484	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (k)	59	14
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (k)	62	38
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (d)(k)	590	191
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (k)	214	194
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (k)	661	661
Class B, 0.5388% 1/15/12 (k)	532	531
Class C, 0.8388% 1/15/12 (k)	868	864
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	988	921
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (k)	1,797	1,774
Class B, 0.4588% 6/15/12 (k)	313	306
Class C, 0.7388% 6/15/12 (k)	187	181
Series 2007-2 Class A, 0.8888% 10/15/12 (k)	2,114	2,079
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (k)	168	58
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (d)(k)	1,750	88
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	555	577
Series 2007-A Class A3, 5.28% 2/13/12	785	790
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (k)	1,653	1,597
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	5,960	5,966
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	7,200	7,415
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	540	550
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	302	310
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust: - continued
Series 2006-2A:
Class D, 5.54% 12/20/12 (d)	$ 430	$ 413
Class E, 7.05% 5/20/14 (d)	3,037	2,822
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	400	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (k)	272	5
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (d)(k)	4,281	4,088
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,748	4,916
Series 2007-A5A Class A5, 0.9888% 10/15/14 (d)(k)	680	680
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	4,051	4,087
Series 2007-C1 Class C1, 0.6388% 5/15/14 (d)(k)	4,078	4,034
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	3	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (d)(k)	806	97
TOTAL ASSET-BACKED SECURITIES (Cost $199,646)		203,505
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 1.3%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3625% 2/17/52 (d)(k)	8,100	7,957
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (d)(k)	643	418
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (k)	1,085	949
Series 2004-1 Class 2A2, 3.679% 10/25/34 (k)	845	726
Series 2004-A Class 2A2, 5.4434% 2/25/34 (k)	256	226
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (k)	113	92
Class 2A2, 4.5597% 3/25/34 (k)	740	641
Series 2004-D Class 2A2, 3.8733% 5/25/34 (k)	1,740	1,518
Series 2004-G Class 2A7, 3.9311% 8/25/34 (k)	1,502	1,306
Series 2004-H Class 2A1, 3.7624% 9/25/34 (k)	1,398	1,176
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (k)	1,182	801
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (d)(k)(m)	3,341	46
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (k)	$ 729	$ 643
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (k)	1,207	1,240
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,348	337
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (d)(k)	1,207	1,109
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (k)	14	14
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (k)	665	103
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (k)	1,536	1,351
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (k)	1,547	514
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (k)	142	134
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (k)	22	13
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (d)(k)	1,754	1,545
Class C2, 0.7541% 10/18/54 (d)(k)	587	382
Class M2, 0.5341% 10/18/54 (d)(k)	1,007	821
Series 2007-1A Class C2, 0.8341% 10/18/54 (d)(k)	237	220
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (d)(k)	1,404	1,058
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (d)(k)	1,402	1,122
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (k)	151	38
Series 2006-1A Class C2, 0.8366% 12/20/54 (d)(k)	3,085	771
Series 2006-2 Class C1, 0.7066% 12/20/54 (k)	2,445	734
Series 2006-3 Class C2, 0.7366% 12/20/54 (k)	506	127
Series 2006-4:
Class B1, 0.3266% 12/20/54 (k)	2,386	1,384
Class C1, 0.6166% 12/20/54 (k)	1,459	365
Class M1, 0.4066% 12/20/54 (k)	629	289
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (k)	$ 1,115	$ 335
Class 1M1, 0.3866% 12/20/54 (k)	754	339
Class 2C1, 0.6666% 12/20/54 (k)	506	152
Class 2M1, 0.4866% 12/20/54 (k)	969	436
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (k)	1,341	335
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (k)	194	62
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (k)	143	113
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (k)	183	95
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (k)	103	34
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	129	133
Class A3, 5.447% 6/12/47 (k)	2,289	2,104
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (k)	1,074	980
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (k)	1,409	1,266
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (d)(k)	183	85
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (k)	612	237
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (k)	403	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (k)	1,038	520
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (d)(k)	181	132
Class C, 0.4288% 6/15/22 (d)(k)	785	510
Class D, 0.4388% 6/15/22 (d)(k)	301	178
Class E, 0.4488% 6/15/22 (d)(k)	483	237
Class F, 0.4788% 6/15/22 (d)(k)	733	323
Class G, 0.5488% 6/15/22 (d)(k)	259	109
Class H, 0.5688% 6/15/22 (d)(k)	362	127
Class J, 0.6088% 6/15/22 (d)(k)	422	118
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	5,168	5,163
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (k)	$ 1,272	$ 859
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (k)	1,507	79
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (k)	1,072	981
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (k)	2,808	2,169
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (d)(k)	1,353	780
Class B6, 3.0916% 7/10/35 (d)(k)	373	185
Series 2004-A:
Class B4, 1.4416% 2/10/36 (d)(k)	322	155
Class B5, 1.9416% 2/10/36 (d)(k)	214	103
Series 2004-B:
Class B4, 1.3416% 2/10/36 (d)(k)	337	144
Class B5, 1.7916% 2/10/36 (d)(k)	308	148
Class B6, 2.2416% 2/10/36 (d)(k)	109	43
Series 2004-C:
Class B4, 1.1916% 9/10/36 (d)(k)	441	200
Class B5, 1.5916% 9/10/36 (d)(k)	489	211
Class B6, 1.9916% 9/10/36 (d)(k)	113	40
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	873	773
Series 2004-SL3 Class A1, 7% 8/25/16	86	76
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (d)(k)	279	199
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	149
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (k)	20	11
Series 2004-7 Class A3B, 1.535% 7/20/34 (k)	13	8
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (d)(k)	57	46
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (k)	1,475	694
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (k)	12	12
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5261% 6/25/34 (k)	1,303	1,217
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (k)	$ 893	$ 828
Series 2005-AR12 Class 2A6, 3.787% 7/25/35 (k)	467	417
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,619	2,307
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (k)	1,314	1,156
TOTAL PRIVATE SPONSOR		58,286
U.S. Government Agency - 1.3%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	447	485
Series 2005-67 Class HD, 5.5% 12/25/30	9,289	9,739
Series 2006-4 Class PB, 6% 9/25/35	6,389	6,986
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,491	1,610
Series 2004-3 Class BA, 4% 7/25/17	265	275
Series 2004-86 Class KC, 4.5% 5/25/19	1,208	1,269
Series 2005-41 Class LA, 5.5% 5/25/35	6,512	6,964
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	2,766	3,021
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,554	1,667
Series 2363 Class PF, 6% 9/15/16	2,058	2,206
Series 2425 Class JH, 6% 3/15/17	1,827	1,988
Series 2702 Class WB, 5% 4/15/17	4,261	4,415
Series 3033 Class UD, 5.5% 10/15/30	3,519	3,731
Series 3049 Class DB, 5.5% 6/15/31	8,150	8,625
sequential payer:
Series 2528 Class HN, 5% 11/15/17	4,853	5,231
Series 2809 Class UA, 4% 12/15/14	109	108
TOTAL U.S. GOVERNMENT AGENCY		58,320
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $106,146)		116,606
Commercial Mortgage Securities - 5.8%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (k)	$ 1,412	$ 1,304
Class A2, 6.8024% 2/14/43 (k)	888	962
Class A3, 6.8524% 2/14/43 (k)	958	1,044
Class PS1, 1.3956% 2/14/43 (k)(m)	4,339	169
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (k)	1,409	1,428
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	603	616
Series 2006-5:
Class A1, 5.185% 9/10/47	795	809
Class A3, 5.39% 9/10/47	1,683	1,636
Series 2006-6 Class A3, 5.369% 12/10/16	2,414	2,273
Series 2007-2 Class A1, 5.421% 4/10/49	440	455
Series 2007-4 Class A3, 5.8114% 2/10/51 (k)	1,204	1,157
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	98
Series 2007-3:
Class A3, 5.8372% 6/10/49 (k)	2,016	1,943
Class A4, 5.658% 6/10/49 (k)	2,516	2,088
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	210	212
Series 2004-2:
Class A3, 4.05% 11/10/38	1,561	1,562
Class A4, 4.153% 11/10/38	1,531	1,513
Series 2004-4 Class A3, 4.128% 7/10/42	466	468
Series 2005-1 Class A3, 4.877% 11/10/42	1,884	1,885
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,464	1,488
Series 2001-3 Class H, 6.562% 4/11/37 (d)	675	661
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	302	273
Class K, 6.15% 5/11/35 (d)	561	470
Series 2002-2 Class XP, 1.8075% 7/11/43 (d)(k)(m)	1,093	2
Series 2003-2 Class XP, 0.3123% 3/11/41 (d)(k)(m)	11,983	39
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	1,875	1,854
Series 2005-6 Class A3, 5.1788% 9/10/47 (k)	2,173	2,181
Series 2007-1 Class B, 5.543% 1/15/49	727	249
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (d)(k)	518	352
Class D, 0.5988% 3/15/22 (d)(k)	525	331
Class E, 0.6388% 3/15/22 (d)(k)	434	252
Class F, 0.7088% 3/15/22 (d)(k)	277	147
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class G, 0.7688% 3/15/22 (d)(k)	$ 179	$ 86
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (d)(k)	775	612
Class D, 0.4488% 10/15/19 (d)(k)	947	701
Class E, 0.4788% 10/15/19 (d)(k)	878	597
Class F, 0.5488% 10/15/19 (d)(k)	1,724	1,000
Class G, 0.5688% 10/15/19 (d)(k)	609	274
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (d)(k)	66	34
Series 2004-1:
Class A, 0.5959% 4/25/34 (d)(k)	822	596
Class B, 2.1359% 4/25/34 (d)(k)	93	42
Class M1, 0.7959% 4/25/34 (d)(k)	74	46
Class M2, 1.4359% 4/25/34 (d)(k)	69	37
Series 2004-2:
Class A, 0.6659% 8/25/34 (d)(k)	649	473
Class M1, 0.8159% 8/25/34 (d)(k)	149	80
Series 2004-3:
Class A1, 0.6059% 1/25/35 (d)(k)	1,447	1,013
Class A2, 0.6559% 1/25/35 (d)(k)	207	133
Class M1, 0.7359% 1/25/35 (d)(k)	249	135
Class M2, 1.2359% 1/25/35 (d)(k)	98	45
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (d)(k)	1,109	745
Class M1, 0.6659% 8/25/35 (d)(k)	47	22
Class M2, 0.7159% 8/25/35 (d)(k)	78	34
Class M3, 0.7359% 8/25/35 (d)(k)	43	18
Class M4, 0.8459% 8/25/35 (d)(k)	63	24
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (d)(k)	351	243
Class A2, 0.6359% 11/25/35 (d)(k)	408	247
Class M1, 0.6759% 11/25/35 (d)(k)	66	31
Class M2, 0.7259% 11/25/35 (d)(k)	84	37
Class M3, 0.7459% 11/25/35 (d)(k)	75	31
Class M4, 0.8359% 11/25/35 (d)(k)	93	37
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (d)(k)	817	503
Class B1, 1.6359% 1/25/36 (d)(k)	112	33
Class M1, 0.6859% 1/25/36 (d)(k)	264	127
Class M2, 0.7059% 1/25/36 (d)(k)	126	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 0.7359% 1/25/36 (d)(k)	$ 115	$ 49
Class M4, 0.8459% 1/25/36 (d)(k)	101	38
Class M5, 0.8859% 1/25/36 (d)(k)	101	34
Class M6, 0.9359% 1/25/36 (d)(k)	108	33
Series 2006-1:
Class A2, 0.5959% 4/25/36 (d)(k)	124	74
Class M1, 0.6159% 4/25/36 (d)(k)	71	30
Class M2, 0.6359% 4/25/36 (d)(k)	75	30
Class M3, 0.6559% 4/25/36 (d)(k)	64	24
Class M4, 0.7559% 4/25/36 (d)(k)	36	13
Class M5, 0.7959% 4/25/36 (d)(k)	35	12
Class M6, 0.8759% 4/25/36 (d)(k)	70	23
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (d)(k)	2,720	1,828
Class A2, 0.5159% 7/25/36 (d)(k)	114	67
Class B1, 1.1059% 7/25/36 (d)(k)	67	20
Class B3, 2.9359% 7/25/36 (d)(k)	102	26
Class M1, 0.5459% 7/25/36 (d)(k)	119	50
Class M2, 0.5659% 7/25/36 (d)(k)	133	52
Class M3, 0.5859% 7/25/36 (d)(k)	111	41
Class M4, 0.6559% 7/25/36 (d)(k)	75	26
Class M5, 0.7059% 7/25/36 (d)(k)	92	31
Class M6, 0.7759% 7/25/36 (d)(k)	137	44
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (d)(k)	117	20
Class B2, 1.5859% 10/25/36 (d)(k)	85	13
Class B3, 2.8359% 10/25/36 (d)(k)	138	21
Class M4, 0.6659% 10/25/36 (d)(k)	130	34
Class M5, 0.7159% 10/25/36 (d)(k)	155	37
Class M6, 0.7959% 10/25/36 (d)(k)	191	38
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (d)(k)	471	316
Class A2, 0.5059% 12/25/36 (d)(k)	2,492	1,183
Class B1, 0.9359% 12/25/36 (d)(k)	105	23
Class B2, 1.4859% 12/25/36 (d)(k)	108	21
Class B3, 2.6859% 12/25/36 (d)(k)	183	32
Class M1, 0.5259% 12/25/36 (d)(k)	221	74
Class M2, 0.5459% 12/25/36 (d)(k)	146	46
Class M3, 0.5759% 12/25/36 (d)(k)	149	44
Class M4, 0.6359% 12/25/36 (d)(k)	178	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M5, 0.6759% 12/25/36 (d)(k)	$ 163	$ 43
Class M6, 0.7559% 12/25/36 (d)(k)	146	35
Series 2007-1:
Class A2, 0.5059% 3/25/37 (d)(k)	554	288
Class B1, 0.9059% 3/25/37 (d)(k)	233	44
Class B2, 1.3859% 3/25/37 (d)(k)	168	27
Class B3, 3.5859% 3/25/37 (d)(k)	350	45
Class M1, 0.5059% 3/25/37 (d)(k)	204	80
Class M2, 0.5259% 3/25/37 (d)(k)	153	54
Class M3, 0.5559% 3/25/37 (d)(k)	137	42
Class M4, 0.6059% 3/25/37 (d)(k)	109	31
Class M5, 0.6559% 3/25/37 (d)(k)	170	43
Class M6, 0.7359% 3/25/37 (d)(k)	238	52
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (d)(k)	483	314
Class A2, 0.5559% 7/25/37 (d)(k)	453	213
Class B1, 1.8359% 7/25/37 (d)(k)	186	29
Class B2, 2.4859% 7/25/37 (d)(k)	160	23
Class B3, 3.5859% 7/25/37 (d)(k)	180	25
Class M1, 0.6059% 7/25/37 (d)(k)	210	74
Class M2, 0.6459% 7/25/37 (d)(k)	114	35
Class M3, 0.7259% 7/25/37 (d)(k)	115	30
Class M4, 0.8859% 7/25/37 (d)(k)	231	51
Class M5, 0.9859% 7/25/37 (d)(k)	204	41
Class M6, 1.2359% 7/25/37 (d)(k)	258	44
Series 2007-3:
Class A2, 0.5259% 7/25/37 (d)(k)	442	216
Class B1, 1.1859% 7/25/37 (d)(k)	168	33
Class B2, 1.8359% 7/25/37 (d)(k)	318	54
Class B3, 4.2359% 7/25/37 (d)(k)	224	33
Class M1, 0.5459% 7/25/37 (d)(k)	150	56
Class M2, 0.5759% 7/25/37 (d)(k)	160	55
Class M3, 0.6059% 7/25/37 (d)(k)	252	81
Class M4, 0.7359% 7/25/37 (d)(k)	300	86
Class M5, 0.8359% 7/25/37 (d)(k)	207	50
Class M6, 1.0359% 7/25/37 (d)(k)	157	36
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (d)(k)	240	29
Class B2, 3.6859% 9/25/37 (d)(k)	660	73
Class M1, 1.1859% 9/25/37 (d)(k)	230	58
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M2, 1.2859% 9/25/37 (d)(k)	$ 230	$ 46
Class M4, 1.8359% 9/25/37 (d)(k)	447	72
Class M5, 1.9859% 9/25/37 (d)(k)	447	63
Class M6, 2.1859% 9/25/37 (d)(k)	449	58
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(m)	3,342	97
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(m)	7,322	700
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (d)(k)	363	174
Class H, 0.8888% 3/15/19 (d)(k)	244	105
Class J, 1.0888% 3/15/19 (d)(k)	183	70
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (d)(k)	349	183
Class E, 0.5388% 3/15/22 (d)(k)	1,818	897
Class F, 0.5888% 3/15/22 (d)(k)	1,115	506
Class G, 0.6388% 3/15/22 (d)(k)	376	160
Class H, 0.7888% 3/15/22 (d)(k)	349	132
Class J, 0.9388% 3/15/22 (d)(k)	349	103
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	637	652
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,449	1,471
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	1,270	1,306
Series 2007-PW17 Class A1, 5.282% 6/11/50	734	751
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	395	407
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (d)(k)(m)	9,357	83
Series 2003-T12 Class X2, 0.4909% 8/13/39 (d)(k)(m)	42,593	395
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,260	4,212
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (d)(k)(m)	17,564	349
Series 2006-T22 Class A1, 5.415% 4/12/38 (k)	181	184
Series 2007-PW15 Class A1, 5.016% 2/11/44	372	383
Series 2007-PW16:
Class B, 5.719% 6/11/40 (d)(k)	193	63
Class C, 5.719% 6/11/40 (d)(k)	161	49
Class D, 5.719% 6/11/40 (d)(k)	161	46
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(k)(m)	120,299	1,754
Series 2007-T28:
Class A1, 5.422% 9/11/42	205	213
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class X2, 0.182% 9/11/42 (d)(k)(m)	$ 56,388	$ 391
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (d)(k)	461	256
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,414
Class XCL, 2.0852% 5/15/35 (d)(k)(m)	19,303	700
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	484	480
Class F, 7.734% 1/15/32	262	260
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(k)	1,227	1,285
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (d)(k)	431	266
Class G, 0.5688% 11/15/36 (d)(k)	273	150
Class H, 0.6088% 11/15/36 (d)(k)	218	112
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,052	718
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	4,439	4,582
Class A4, 5.6998% 12/10/49 (k)	1,365	1,206
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	9,450	9,188
Series 2007-CD4:
Class A1, 4.977% 12/11/49	302	308
Class A2A, 5.237% 12/11/49	1,074	1,087
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,131
Class C, 5.476% 12/11/49	2,273	159
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	163	168
Series 2007-C3 Class A3, 5.8203% 5/15/46 (k)	1,207	1,120
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	978
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (d)(k)	2,704	2,028
Class C, 0.5088% 4/15/17 (d)(k)	971	670
Class D, 0.5488% 4/15/17 (d)(k)	428	270
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class E, 0.6088% 4/15/17 (d)(k)	$ 136	$ 79
Class F, 0.6488% 4/15/17 (d)(k)	78	40
Class G, 0.7888% 4/15/17 (d)(k)	78	36
Class H, 0.8588% 4/15/17 (d)(k)	78	33
Class J, 1.0888% 4/15/17 (d)(k)	59	22
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (d)(k)	1,896	1,592
Class D, 0.5788% 11/15/17 (d)(k)	99	78
Class E, 0.6288% 11/15/17 (d)(k)	350	266
Class F, 0.6888% 11/15/17 (d)(k)	172	124
Class G, 0.7388% 11/15/17 (d)(k)	119	76
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (d)(k)	1,720	1,273
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	48	48
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,205
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,040	1,993
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (d)(k)(m)	3,031	29
Series 2006-C8:
Class B, 5.44% 12/10/46	2,090	673
Class XP, 0.4954% 12/10/46 (k)(m)	17,387	255
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	186	187
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	526	538
Class AJ, 5.373% 12/15/39	2,444	1,211
Series 2007-C2:
Class A1, 5.269% 1/15/49	1,252	1,281
Class A3, 5.542% 1/15/49 (k)	2,414	1,888
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	219	225
Class A4, 5.7228% 6/15/39 (k)	726	575
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,435	3,402
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (k)(m)	11,050	226
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,249	997
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (d)(k)	$ 4,306	$ 1,722
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	788	798
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,239
Series 2002-CP5 Class A1, 4.106% 12/15/35	123	126
Series 2004-C1:
Class A3, 4.321% 1/15/37	383	390
Class A4, 4.75% 1/15/37	562	561
Series 1998-C1 Class D, 7.17% 5/17/40	1,220	1,249
Series 1999-C1 Class E, 8.0306% 9/15/41 (k)	1,247	1,244
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (k)(m)	3,480	52
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (d)(k)(m)	11,185	301
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (d)(k)(m)	9,038	34
Series 2004-C1 Class ASP, 0.9531% 1/15/37 (d)(k)(m)	39,192	439
Series 2006-C1 Class A3, 5.711% 2/15/39 (k)	3,187	3,166
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (d)(k)	457	260
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(k)	840	395
0.5088% 2/15/22 (d)(k)	300	96
Class F, 0.5588% 2/15/22 (d)(k)	600	174
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	119	121
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (k)(m)	23,650	325
Class B, 5.487% 2/15/40 (d)(k)	1,845	221
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,952	1,976
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	430	408
Class G, 6.936% 3/15/33 (d)	794	713
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,001	4,805
Series 2001-1 Class X1, 1.0461% 5/15/33 (d)(k)(m)	12,425	155
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.: - continued:
Series 2004-C1 Class X2, 1.3053% 11/10/38 (d)(k)(m)	$ 9,519	$ 103
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	345	117
Series 2007-C1 Class XP, 0.2088% 12/10/49 (k)(m)	26,719	191
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8618% 10/16/23 (k)	15	15
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6845% 12/10/38 (d)(k)(m)	10,917	62
Series 2004-C3 Class X2, 0.602% 12/10/41 (k)(m)	24,478	264
Series 2005-C1 Class X2, 0.6559% 5/10/43 (k)(m)	6,579	73
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (d)(k)	454	232
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	771	775
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,376	1,433
Class A2, 5.597% 12/10/49	2,414	2,432
Series 2007-GG9 Class A1, 5.233% 3/10/39	337	344
Series 2003-C1 Class XP, 2.0345% 7/5/35 (d)(k)(m)	5,762	59
Series 2003-C2 Class XP, 0.9802% 1/5/36 (d)(k)(m)	13,124	82
Series 2005-GG3 Class XP, 0.879% 8/10/42 (d)(k)(m)	24,108	374
Series 2006-GG7 Class A3, 5.9181% 7/10/38 (k)	1,591	1,590
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(m)	29,614	343
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (d)(k)	61	46
Class D, 0.5216% 6/6/20 (d)(k)	288	167
Class E, 0.6116% 6/6/20 (d)(k)	334	187
Class F, 0.6816% 6/6/20 (d)(k)	376	207
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (d)(k)	1,355	1,152
Class D, 0.6116% 3/6/20 (d)(k)	2,650	2,226
Class F, 0.7216% 3/6/20 (d)(k)	112	92
Class G, 0.7616% 3/6/20 (d)(k)	56	45
Class H, 0.8916% 3/6/20 (d)(k)	44	35
Class J, 1.0916% 3/6/20 (d)(k)	63	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued:
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	$ 374	$ 379
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	597	636
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (d)(k)(m)	27,306	399
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,539	3,584
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,816
Series 2007-GG10:
Class A1, 5.69% 8/10/45	497	513
Class A2, 5.778% 8/10/45	575	588
Class A4, 5.8051% 8/10/45 (k)	366	301
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9681% 1/15/38 (d)(k)(m)	2,925	26
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (d)(k)(m)	3,050	32
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (d)(k)	1,007	604
Class C, 0.4488% 11/15/18 (d)(k)	715	394
Class D, 0.4688% 11/15/18 (d)(k)	242	121
Class E, 0.5188% 11/15/18 (d)(k)	261	125
Class F, 0.5688% 11/15/18 (d)(k)	392	173
Class G, 0.5988% 11/15/18 (d)(k)	340	143
Class H, 0.7388% 11/15/18 (d)(k)	261	99
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (k)	3,590	3,484
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,817	1,728
Series 2006-LDP8 Class A4, 5.399% 5/15/45	769	714
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	573	543
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (k)	1,695	1,718
Class A4, 5.8181% 6/15/49 (k)	1,791	1,545
Series 2007-LDP10 Class A1, 5.122% 1/15/49	110	113
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,322	2,774
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (k)	1,086	360
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(k)	611	195
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	333
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued:
Series 2007-CB19:
Class B, 5.7442% 2/12/49	$ 103	$ 34
Class C, 5.7462% 2/12/49	270	83
Class D, 5.7462% 2/12/49	284	81
Series 2007-LDP10 Class ES, 5.5454% 1/15/49 (d)(k)	624	109
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	498	496
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	943	971
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	848	849
Series 2001-C2 Class A2, 6.653% 11/15/27	232	242
Series 2001-C3 Class A1, 6.058% 6/15/20	74	75
Series 2006-C1 Class A2, 5.084% 2/15/31	579	582
Series 2006-C3 Class A1, 5.478% 3/15/39	86	88
Series 2006-C6:
Class A1, 5.23% 9/15/39	168	172
Class A2, 5.262% 9/15/39 (k)	2,106	2,137
Series 2006-C7:
Class A1, 5.279% 11/15/38	941	967
Class A2, 5.3% 11/15/38	1,328	1,336
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	183	188
Class A4, 5.424% 2/15/40	156	130
Series 2007-C2:
Class A1, 5.226% 2/15/40	1,010	1,031
Class A3, 5.43% 2/15/40	582	505
Series 2000-C5 Class E, 7.29% 12/15/32	84	84
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,391
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,297
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (d)(k)(m)	5,064	24
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (d)(k)(m)	19,155	232
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	339	340
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (k)(m)	4,069	65
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (k)(m)	6,861	144
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,655	920
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued:
Series 2007-C1:
Class D, 5.563% 2/15/40 (k)	$ 483	$ 146
Class E, 5.582% 2/15/40 (k)	241	60
Class XCP, 0.4739% 2/15/40 (k)(m)	2,945	40
Series 2007-C7 Class XCP, 0.3054% 9/15/45 (k)(m)	97,125	1,145
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	345	351
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	1,827	1,617
Class C, 4.13% 11/20/37 (d)	5,207	4,218
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (d)(k)	387	150
Class E, 0.5288% 9/15/21 (d)(k)	1,395	430
Class F, 0.5788% 9/15/21 (d)(k)	515	135
Class G, 0.5988% 9/15/21 (d)(k)	1,017	184
Class H, 0.6388% 9/15/21 (d)(k)	263	42
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	187	189
Series 2007-C1 Class A1, 4.533% 6/12/50	1,045	1,067
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (k)	1,982	1,994
Series 2005-LC1 Class F, 5.378% 1/12/44 (d)(k)	1,050	314
Series 2006-C1 Class A2, 5.611% 5/12/39 (k)	1,702	1,722
Series 2007-C1 Class A4, 5.8285% 6/12/50 (k)	4,569	3,982
Series 2008-C1 Class A4, 5.69% 2/12/51	2,576	2,256
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (k)	562	519
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,284	1,273
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	1,037	985
Series 2007-5:
Class A1, 4.275% 8/12/48	83	84
Class A3, 5.364% 8/12/48	471	412
Class A4, 5.378% 8/12/48	48	37
Class B, 5.479% 2/12/17	3,621	934
Series 2007-6 Class A1, 5.175% 3/12/51	96	99
Series 2007-7 Class A4, 5.7484% 6/12/50 (k)	4,225	3,438
Series 2007-8 Class A1, 4.622% 8/12/49	351	359
Series 2007-9 Class A4, 5.7% 9/12/49	315	259
Series 2006-4 Class XP, 0.6226% 12/12/49 (k)(m)	27,238	570
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued:
Series 2007-6 Class B, 5.635% 3/12/51 (k)	$ 1,207	$ 282
Series 2007-7 Class B, 5.75% 6/12/50	105	19
Series 2007-8 Class A3, 5.9568% 8/12/49 (k)	1,041	923
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (d)(k)	20	18
Class H, 0.628% 8/15/19 (d)(k)	96	75
Class J, 0.698% 8/15/19 (d)(k)	72	53
Series 2006-XLF:
Class C, 1.438% 7/15/19 (d)(k)	370	44
Class F, 0.5588% 7/15/19 (d)(k)	1,162	872
Class G, 0.5988% 7/15/19 (d)(k)	660	330
Series 2007-XCLA Class A1, 0.438% 7/17/17 (d)(k)	1,197	467
Series 2007-XLCA Class B, 0.7388% 7/17/17 (d)(k)	1,279	58
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (d)(k)	693	208
Class D, 0.428% 10/15/20 (d)(k)	300	66
Class E, 0.488% 10/15/20 (d)(k)	376	56
Class F, 0.538% 10/15/20 (d)(k)	225	27
Class G, 0.578% 10/15/20 (d)(k)	279	31
Class H, 0.668% 10/15/20 (d)(k)	176	5
Class J, 0.818% 10/15/20 (d)(k)	200	4
Class MHRO, 0.928% 10/15/20 (d)(k)	416	46
Class MJPM, 1.238% 10/15/20 (d)(k)	130	12
Class MSTR, 0.938% 10/15/20 (d)(k)	235	33
Class NHRO, 1.128% 10/15/20 (d)(k)	630	63
Class NSTR, 1.088% 10/15/20 (d)(k)	217	26
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (d)(k)(m)	3,716	54
Series 2004-HQ3 Class A2, 4.05% 1/13/41	334	337
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,770
Series 2006-HQ10 Class A1, 5.131% 11/12/41	355	363
Series 2006-HQ8 Class A1, 5.124% 3/12/44	16	16
Series 2006-T23 Class A1, 5.682% 8/12/41	975	997
Series 2007-HQ11 Class A1, 5.246% 2/12/44	315	324
Series 2007-IQ13 Class A1, 5.05% 3/15/44	325	335
Series 2007-IQ14 Class A1, 5.38% 4/15/49	786	810
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25:
Class A1, 5.391% 11/12/49	$ 229	$ 237
Class A2, 5.507% 11/12/49	1,186	1,181
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (d)(k)(m)	8,736	91
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (d)(k)(m)	14,759	300
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (d)(k)(m)	7,542	111
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (k)	1,872	1,891
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,791	759
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	475
Series 2006-T23 Class A3, 5.8074% 8/12/41 (k)	616	619
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	2,189	809
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	537	560
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (k)	1,811	1,480
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (d)(k)	1,714	77
Class D, 0.9388% 7/17/17 (d)(k)	807	36
Class E, 1.0388% 7/17/17 (d)(k)	656	30
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	26	26
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,938	1,976
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (d)(k)	9	8
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	171	180
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,026	1,095
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (d)(k)	575	488
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (d)(k)	867	363
Class F, 0.585% 8/11/18 (d)(k)	846	321
Class G, 0.605% 8/11/18 (d)(k)	801	285
Class J, 0.845% 8/11/18 (d)(k)	178	37
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (d)(k)	99	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP2, 1.0388% 6/15/20 (d)(k)	$ 165	$ 25
Class F, 0.7188% 6/15/20 (d)(k)	2,422	436
Class LXR1, 0.9388% 6/15/20 (d)(k)	148	30
Class LXR2, 1.0388% 6/15/20 (d)(k)	1,651	165
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	382	387
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	1,191	1,202
Series 2003-C8 Class A3, 4.445% 11/15/35	2,628	2,628
Series 2006-C27 Class A2, 5.624% 7/15/45	1,078	1,089
Series 2006-C29:
Class A1, 5.11% 11/15/48	758	776
Class A3, 5.313% 11/15/48	3,206	3,114
Series 2007-C30:
Class A1, 5.031% 12/15/43	157	160
Class A3, 5.246% 12/15/43	1,036	1,008
Class A4, 5.305% 12/15/43	355	304
Class A5, 5.342% 12/15/43	1,291	991
Series 2007-C31:
Class A1, 5.14% 4/15/47	171	175
Class A4, 5.509% 4/15/47	2,728	2,187
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (k)	1,448	1,449
Class A3, 5.7404% 6/15/49 (k)	2,049	1,703
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	573	416
Series 2003-C8 Class XP, 0.3668% 11/15/35 (d)(k)(m)	4,141	16
Series 2003-C9 Class XP, 0.4821% 12/15/35 (d)(k)(m)	4,822	23
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(k)	928	789
Class 180B, 5.3979% 10/15/41 (d)(k)	422	338
Series 2005-C19 Class B, 4.892% 5/15/44	1,207	700
Series 2005-C22:
Class B, 5.3547% 12/15/44 (k)	2,676	1,242
Class F, 5.3547% 12/15/44 (d)(k)	2,013	442
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	1,207	192
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,621	754
Class XP, 0.4339% 12/15/43 (d)(k)(m)	14,351	219
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6929% 4/15/47 (k)	$ 332	$ 60
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (k)	799	633
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $229,333)		257,517
Municipal Securities - 0.2%

California Gen. Oblig. 5.25% 4/1/14 (Cost $9,042)	9,000	9,282
Foreign Government and Government Agency Obligations - 0.5%

Canadian Government 2.375% 9/10/14	5,700	5,760
Chilean Republic 7.125% 1/11/12	3,362	3,795
Ontario Province 1.875% 11/19/12	13,000	13,071
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,255)		22,626
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $241)	267	282
Bank Notes - 0.1%

National City Bank, Cleveland 0.4606% 3/1/13 (k) (Cost $4,230)	5,490	5,216
Fixed-Income Funds - 8.6%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	3,246,562	341,051
Fidelity Specialized High Income Central Fund (l)	436,309	40,625
TOTAL FIXED-INCOME FUNDS (Cost $368,409)		381,676
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (k)	$ 1,162	$ 860
MUFG Capital Finance 1 Ltd. 6.346% (k)	4,544	4,200
TOTAL PREFERRED SECURITIES (Cost $3,446)		5,060
Cash Equivalents - 3.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 3,521	3,521
0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	153,458	153,457
TOTAL CASH EQUIVALENTS (Cost $156,978)		156,978
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,123,603)		4,369,654
NET OTHER ASSETS - 1.5%		64,521
NET ASSETS - 100%		$ 4,434,175
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (i)	Oct. 2034	$ 618	(496)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)

	Dec. 2034	$ 1,282	$ (1,249)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	610	(576)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to U.B.S. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $176,000) (j)	Sept. 2037	729	(700)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	458	(342)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (i)	Oct. 2034	551	(419)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (i)	April 2032	184	(108)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (i)

	March 2034	$ 0**	$ 0*
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	4	(4)
TOTAL CREDIT DEFAULT SWAPS		4,436	(3,894)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	716
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	197,820	8,438
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(1,497,000))	Dec. 2011	30,000	2,941
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(4,235,000))	March 2012	75,000	7,142
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(2,262,000))	Nov. 2011	40,000	3,197
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	150,000	13,523
TOTAL INTEREST RATE SWAPS		527,820	35,957
		$ 532,256	$ 32,063
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $495,246,000 or 11.2% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $40,925,000 or 0.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,267,000.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,521,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,848
Banc of America Securities LLC	690
Barclays Capital, Inc.	983
$ 3,521
$153,457,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 30,039
J.P. Morgan Securities, Inc.	15,019
Mizuho Securities USA, Inc.	54,820
RBC Capital Markets Corp.	1,011
UBS Securities LLC	52,568
$ 153,457
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,478
Fidelity Specialized High Income Central Fund	984
Total	$ 6,462
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 413,890	$ -	$ 86,487	$ 341,051	13.3%
Fidelity Corporate Bond 1-5 Year Central Fund	30,646	-	31,054*	-	0.0%
Fidelity Specialized High Income Central Fund	56,460	983	19,288	40,625	9.9%
Total	$ 500,996	$ 983	$ 136,829	$ 381,676
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,549,694	$ -	$ 1,549,694	$ -
U.S. Government and Government Agency Obligations	1,397,268	-	1,397,268	-
U.S. Government Agency - Mortgage Securities	263,944	-	263,944	-
Asset-Backed Securities	203,505	-	190,949	12,556
Collateralized Mortgage Obligations	116,606	-	109,532	7,074
Commercial Mortgage Securities	257,517	-	232,703	24,814
Municipal Securities	9,282	-	9,282	-
Foreign Government and Government Agency Obligations	22,626	-	22,626	-
Supranational Obligations	282	-	282	-
Bank Notes	5,216	-	5,216	-
Fixed-Income Funds	381,676	381,676	-	-
Preferred Securities	5,060	-	5,060	-
Cash Equivalents	156,978	-	156,978	-
Total Investments in Securities:	$ 4,369,654	$ 381,676	$ 3,943,534	$ 44,444
Derivative Instruments:
Assets
Swap Agreements	$ 35,957	$ -	$ 35,957	$ -
Liabilities
Swap Agreements	$ (3,894)	$ -	$ (343)	$ (3,551)
Total Derivative Instruments:	$ 32,063	$ -	$ 35,614	$ (3,551)
Other Financial Instruments:
Forward Commitments	$ (230)	$ -	$ (230)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 15,032
Total Realized Gain (Loss)	172
Total Unrealized Gain (Loss)	(15)
Cost of Purchases	84
Proceeds of Sales	(1,784)
Amortization/Accretion	99
Transfers in/out of Level 3	(1,032)
Ending Balance	$ 12,556
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ (220)
Collateralized Mortgage Obligations
Beginning Balance	$ 4,279
Total Realized Gain (Loss)	79
Total Unrealized Gain (Loss)	3,468
Cost of Purchases	-
Proceeds of Sales	(155)
Amortization/Accretion	38
Transfers in/out of Level 3	(635)
Ending Balance	$ 7,074
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 2,757
Commercial Mortgage Securities
Beginning Balance	$ 32,974
Total Realized Gain (Loss)	838
Total Unrealized Gain (Loss)	4,389
Cost of Purchases	-
Proceeds of Sales	(1,903)
Amortization/Accretion	423
Transfers in/out of Level 3	(11,907)
Ending Balance	$ 24,814
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 1,172
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,386)
Total Unrealized Gain (Loss)	11
Transfers in/out of Level 3	(1,176)
Ending Balance	$ (3,551)
Realized gain (loss) on Swap Agreements for the period	$ (20)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $4,355,935,000. Net unrealized appreciation aggregated $13,719,000, of which $66,015,000 related to appreciated investment securities and $52,296,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $4,436,000 representing 0.10% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in incresed volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Investment Grade Bond

November 30, 2009

1.813259.105

IGB-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,223	$ 1,246
5.875% 3/15/11	2,059	2,160
		3,406
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,575
Trustees of Dartmouth College 4.75% 6/1/19	1	1
		4,576
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	472	489
5.875% 1/15/36	1,620	1,377
6.375% 6/15/14	7,400	8,007
		9,873
Media - 1.7%
AOL Time Warner, Inc. 6.75% 4/15/11	15,991	17,066
Comcast Corp.:
4.95% 6/15/16	9,366	9,779
5.85% 1/15/10	2,559	2,574
6.55% 7/1/39	6,000	6,376
COX Communications, Inc.:
4.625% 1/15/10	3,874	3,889
6.25% 6/1/18 (d)	1,086	1,157
6.45% 12/1/36 (d)	1,525	1,521
6.95% 6/1/38 (d)	2,280	2,428
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,720
8.25% 2/1/30	11,272	9,962
News America Holdings, Inc. 7.75% 12/1/45	3,549	3,953
News America, Inc.:
6.15% 3/1/37	3,755	3,761
6.9% 3/1/19	11,574	13,266
Time Warner Cable, Inc. 5.85% 5/1/17	11,782	12,560
Viacom, Inc.:
4.375% 9/15/14	7,082	7,382
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
6.125% 10/5/17	$ 5,422	$ 5,960
6.75% 10/5/37	5,000	5,327
		111,681
TOTAL CONSUMER DISCRETIONARY		129,536
CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	5,675	6,152
6.875% 11/15/19 (d)	16,892	19,279
Diageo Capital PLC 5.2% 1/30/13	1,782	1,937
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	6,896
		34,264
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	7,276
Food Products - 0.2%
Kraft Foods, Inc.:
5.625% 11/1/11	2,298	2,458
6% 2/11/13	5,827	6,342
6.25% 6/1/12	3,588	3,922
		12,722
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,042
9.7% 11/10/18	6,979	8,635
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,303
7.25% 6/15/37	13,136	13,245
		39,225
TOTAL CONSUMER STAPLES		93,487
ENERGY - 2.9%
Energy Equipment & Services - 0.4%
BJ Services Co. 6% 6/1/18	8,410	8,867
DCP Midstream LLC:
6.75% 9/15/37 (d)	4,304	4,072
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
9.75% 3/15/19 (d)	$ 3,394	$ 4,140
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,294
9.625% 3/1/19	4,130	5,160
		23,533
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,602
Anadarko Petroleum Corp. 5.95% 9/15/16	17,384	18,968
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,822
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	4,820	5,110
6.75% 11/15/39 (d)	4,820	5,298
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	272	272
Duke Energy Field Services:
6.875% 2/1/11	1,383	1,451
7.875% 8/16/10	5,117	5,346
EnCana Corp. 6.3% 11/1/11	2,854	3,093
Enterprise Products Operating LP:
6.65% 4/15/18	6,856	7,597
7.55% 4/15/38	5,906	6,858
Nakilat, Inc. 6.067% 12/31/33 (d)	7,325	6,904
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	3,531	3,249
Nexen, Inc.:
5.05% 11/20/13	3,969	4,142
5.875% 3/10/35	6,230	5,867
6.4% 5/15/37	4,561	4,555
Pemex Project Funding Master Trust 0.9344% 12/3/12 (d)(j)	7,003	6,730
Petro-Canada:
6.05% 5/15/18	2,460	2,673
6.8% 5/15/38	6,080	6,695
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	6,475	6,596
6.875% 1/20/40	13,064	13,452
Petroleum Export Ltd. 4.633% 6/15/10 (d)	68	67
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,624
5.5% 9/30/14 (d)	4,894	5,139
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III: - continued
6.75% 9/30/19 (d)	$ 3,203	$ 3,491
Spectra Energy Capital, LLC 5.65% 3/1/20	4,574	4,765
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	8,287
6.85% 6/1/39	2,162	2,408
Texas Eastern Transmission LP 6% 9/15/17 (d)	13,001	14,220
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,681
		165,962
TOTAL ENERGY		189,495
FINANCIALS - 12.9%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 4.245% 1/7/10	752	753
BlackRock, Inc. 6.25% 9/15/17	4,776	5,281
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,132
5.95% 1/18/18	6,036	6,458
6% 5/1/14	6,745	7,443
6.15% 4/1/18	5,599	6,043
6.6% 1/15/12	1,373	1,502
6.75% 10/1/37	11,200	11,527
6.875% 1/15/11	112	119
7.5% 2/15/19	3,514	4,150
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,368	3,363
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,945
JPMorgan Chase Capital XX 6.55% 9/29/36	31,862	29,202
Lazard Group LLC:
6.85% 6/15/17	3,068	3,147
7.125% 5/15/15	9,694	10,120
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	20,251
Morgan Stanley:
0.5844% 1/9/14 (j)	25,182	23,797
6% 5/13/14	8,475	9,235
6.625% 4/1/18	10,000	10,849
7.3% 5/13/19	5,986	6,748
The Bank of New York, Inc. 4.95% 1/14/11	103	108
		165,173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.9%
American Express Centurion Bank 5.2% 11/26/10	$ 697	$ 722
Bank of America NA:
5.3% 3/15/17	4,800	4,704
6% 10/15/36	4,808	4,782
Bank One Corp. 7.875% 8/1/10	186	195
Barclays Bank PLC 6.75% 5/22/19	7,265	8,242
BB&T Capital Trust IV 6.82% 6/12/77 (j)	720	626
Chase Manhattan Corp. 7.875% 6/15/10	420	435
Credit Suisse (Guernsey) Ltd. 5.86%	7,977	6,641
Credit Suisse First Boston 6% 2/15/18	10,531	11,264
Credit Suisse First Boston New York Branch 5% 5/15/13	5,741	6,200
Credit Suisse New York Branch 5.5% 5/1/14	7,054	7,738
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (d)(j)	1,901	1,787
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,499
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,720
8.25% 3/1/38	1,713	1,642
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,560
HSBC Holdings PLC:
0.4841% 10/6/16 (j)	907	863
6.5% 5/2/36	6,767	7,303
6.5% 9/15/37	2,956	3,146
KeyBank NA 5.8% 7/1/14	1,725	1,720
Korea Development Bank 5.75% 9/10/13	4,034	4,343
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (d)(j)	572	525
National City Bank, Cleveland 4.5% 3/15/10	410	414
PNC Funding Corp.:
0.4206% 1/31/12 (j)	1,433	1,393
4.5% 3/10/10	1,099	1,108
6.7% 6/10/19	3,985	4,514
Regions Bank 6.45% 6/26/37	1,888	1,421
Regions Financial Corp. 7.75% 11/10/14	5,850	5,878
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (d)(j)	898	828
5.805% 6/20/16 (d)(j)	2,020	1,858
Sovereign Bank 1.9906% 8/1/13 (j)	1,297	1,259
Standard Chartered Bank 6.4% 9/26/17 (d)	10,386	10,938
Wachovia Corp.:
0.4134% 4/23/12 (j)	151	148
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.: - continued
0.4144% 10/15/11 (j)	$ 302	$ 298
4.875% 2/15/14	1,057	1,099
Wells Fargo & Co.:
3.75% 10/1/14	7,790	7,854
4.2% 1/15/10	1,193	1,198
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,080	2,158
		125,023
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	7,970	9,439
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,707
Discover Financial Services:
0.8297% 6/11/10 (j)	1,653	1,636
10.25% 7/15/19	4,681	5,498
Household Finance Corp. 6.375% 10/15/11	1,155	1,235
HSBC Finance Corp. 5.25% 1/14/11	818	845
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	1,223	1,222
SLM Corp.:
0.499% 3/15/11 (j)	667	613
0.5122% 10/25/11 (j)	2,316	2,046
0.5822% 1/27/14 (j)	1,322	960
5% 10/1/13	490	426
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	214	222
		27,849
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	9,673	9,865
Citigroup, Inc.:
5.3% 10/17/12	5,103	5,352
5.5% 4/11/13	25,084	25,926
6.125% 11/21/17	3,500	3,516
6.125% 5/15/18	18,795	18,768
6.5% 1/18/11	532	556
8.5% 5/22/19	5,000	5,647
CME Group, Inc. 5.75% 2/15/14	2,967	3,302
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(j)	1,133	521
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	2,465	2,462
6.75% 2/1/11	153	162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	$ 7,691	$ 5,907
5.35% 4/15/12 (d)	1,917	1,734
5.5% 1/15/14 (d)	5,645	4,725
TECO Finance, Inc. 7% 5/1/12	6,735	7,291
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	1,019	1,055
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(j)	6,521	5,771
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	3,828
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	938
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,621
		108,947
Insurance - 2.5%
Allstate Corp.:
6.2% 5/16/14	7,535	8,462
7.45% 5/16/19	5,694	6,809
Assurant, Inc. 5.625% 2/15/14	5,039	5,273
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,124
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	10,553
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	9,124
10.75% 6/15/88 (d)(j)	5,039	5,266
Lincoln National Corp. 7% 5/17/66 (j)	1,398	1,076
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	7,055	8,645
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (d)(j)	11,269	11,073
MetLife, Inc.:
6.125% 12/1/11	535	580
6.75% 6/1/16	5,620	6,456
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	4,449	4,685
5.125% 4/10/13 (d)	7,041	7,553
5.125% 6/10/14 (d)	4,961	5,327
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,887
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,134
New York Life Insurance Co. 6.75% 11/15/39 (d)	4,680	4,728
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,297
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	12,240	13,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
4.75% 9/17/15	$ 6,700	$ 6,821
7.375% 6/15/19	2,170	2,465
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	11,077	9,565
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	5,607
The Chubb Corp. 6.5% 5/15/38	2,676	3,119
		162,606
Real Estate Investment Trusts - 2.8%
AMB Property LP:
5.9% 8/15/13	5,685	5,888
6.3% 6/1/13	5,773	6,069
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,567
6.625% 9/15/11	412	440
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,680	13,900
5.7% 5/1/17	810	734
5.75% 4/1/12	3,961	4,079
Camden Property Trust 5.875% 11/30/12	3,797	4,012
Colonial Properties Trust:
4.8% 4/1/11	473	461
5.5% 10/1/15	7,511	6,979
6.875% 8/15/12	2,950	3,031
Colonial Realty LP 6.05% 9/1/16	5,558	5,143
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,259	3,227
5% 5/3/10	4,036	4,017
5.25% 4/15/11	4,835	4,778
5.375% 10/15/12	3,236	3,085
9.625% 3/15/16	4,996	5,202
Duke Realty LP:
4.625% 5/15/13	176	173
5.25% 1/15/10	816	818
5.4% 8/15/14	6,313	6,278
5.5% 3/1/16	6,313	6,020
5.625% 8/15/11	3,863	3,978
5.875% 8/15/12	711	736
5.95% 2/15/17	1,643	1,582
6.25% 5/15/13	4,560	4,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 6,346	$ 6,199
Equity One, Inc.:
6% 9/15/17	4,047	3,733
6.25% 1/15/17	2,676	2,508
Federal Realty Investment Trust:
5.4% 12/1/13	3,272	3,375
6% 7/15/12	1,979	2,079
6.2% 1/15/17	1,522	1,517
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,653
6.65% 1/15/18	3,835	3,638
Liberty Property LP:
5.5% 12/15/16	3,932	3,743
6.375% 8/15/12	2,724	2,870
6.625% 10/1/17	3,918	3,917
Mack-Cali Realty LP:
5.05% 4/15/10	5,474	5,496
7.75% 2/15/11	1,739	1,814
Reckson Operating Partnership LP:
5.15% 1/15/11	1,794	1,788
6% 3/31/16	1,534	1,351
Simon Property Group LP:
4.6% 6/15/10	4,956	5,026
5% 3/1/12	816	854
5.1% 6/15/15	3,937	4,018
5.3% 5/30/13	220	231
5.375% 6/1/11	2,103	2,200
5.75% 5/1/12	2,369	2,528
7.75% 1/20/11	1,327	1,393
Tanger Properties LP 6.15% 11/15/15	10,207	10,303
UDR, Inc. 5.5% 4/1/14	6,325	6,446
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,145
Washington (REIT) 5.95% 6/15/11	6,289	6,438
		185,204
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.5% 10/1/12	7,592	8,046
6.625% 3/15/12	1,392	1,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 6,814	$ 6,879
Regency Centers LP 6.75% 1/15/12	7,337	7,748
		24,171
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
5.65% 5/1/18	18,622	18,768
6.5% 8/1/16	6,800	7,226
7.375% 5/15/14	5,798	6,508
7.625% 6/1/19	4,600	5,268
Countrywide Home Loans, Inc. 4% 3/22/11	1,217	1,243
Independence Community Bank Corp.:
2.1097% 4/1/14 (j)	3,116	3,018
2.3519% 6/20/13 (j)	1,646	1,616
		43,647
TOTAL FINANCIALS		842,620
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,693
6.25% 6/15/14	3,144	3,488
7.25% 6/15/19	2,036	2,397
		11,578
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	559
Airlines - 0.7%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	353	350
Continental Airlines, Inc.:
6.545% 8/2/20	1,941	1,873
6.795% 2/2/20	752	673
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,749	7,333
7.57% 11/18/10	13,914	13,984
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,912	3,306
8.36% 7/20/20	11,912	10,363
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	$ 176	$ 176
7.186% 10/1/12	437	437
7.811% 4/1/11	2,897	3,823
		42,318
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (j)	2,752	2,735
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
5.15% 10/15/10	1,005	1,043
5.45% 10/15/12	240	265
		1,308
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	573
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	3,739	3,608
TOTAL INDUSTRIALS		51,101
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.45% 1/15/20	4,680	4,760
5.5% 1/15/40	4,680	4,653
		9,413
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,290
6.55% 10/1/17	5,174	5,518
7.125% 10/1/37	2,599	2,704
		14,512
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,797	5,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Chartered Semiconductor Manufacturing Ltd.: - continued
6.375% 8/3/15	$ 6,283	$ 6,300
National Semiconductor Corp. 0.549% 6/15/10 (j)	2,459	2,426
		14,507
TOTAL INFORMATION TECHNOLOGY		38,432
MATERIALS - 1.0%
Chemicals - 0.5%
Dow Chemical Co.:
7.6% 5/15/14	20,383	23,142
8.55% 5/15/19	6,600	7,800
		30,942
Metals & Mining - 0.5%
Anglo American Capital PLC 9.375% 4/8/19 (d)	5,678	7,244
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	5,241	5,880
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,871
7.125% 7/15/28	6,052	6,860
8.95% 5/1/14	6,462	7,771
		35,626
TOTAL MATERIALS		66,568
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	10,394	11,271
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,521
British Telecommunications PLC 9.125% 12/15/10 (c)	1,934	2,076
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,458
5.875% 8/20/13	6,186	6,816
France Telecom SA 7.75% 3/1/11 (c)	2,706	2,921
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,367
7.625% 1/30/11	5,123	5,174
Telecom Italia Capital SA:
4% 1/15/10	1,223	1,227
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
4.875% 10/1/10	$ 3,277	$ 3,369
4.95% 9/30/14	6,637	7,007
5.25% 10/1/15	3,019	3,177
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,772
5.877% 7/15/19	2,416	2,653
6.221% 7/3/17	1,964	2,203
Verizon Communications, Inc. 6.1% 4/15/18	5,800	6,389
		72,401
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	6,274	6,477
5.875% 10/1/19 (d)	6,119	6,333
Sprint Nextel Corp. 6% 12/1/16	12,603	10,870
Vodafone Group PLC:
5.5% 6/15/11	3,420	3,627
5.625% 2/27/17	1,742	1,899
		29,206
TOTAL TELECOMMUNICATION SERVICES		101,607
UTILITIES - 3.5%
Electric Utilities - 1.9%
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,205
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,282
Commonwealth Edison Co. 5.4% 12/15/11	10,787	11,589
EDP Finance BV 6% 2/2/18 (d)	14,961	16,510
Entergy Corp. 7.75% 12/15/09 (d)	5,097	5,098
Exelon Corp. 4.9% 6/15/15	18,546	19,597
FirstEnergy Corp. 6.45% 11/15/11	232	251
Massachusetts Electric Co. 5.9% 11/15/39 (d)	4,675	4,808
Mid-American Energy Co. 5.65% 7/15/12	942	1,034
Nevada Power Co. 6.5% 5/15/18	9,605	10,622
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,301
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,640
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	9,216	7,995
Progress Energy, Inc. 6% 12/1/39	4,672	4,737
		123,669
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 3,626	$ 3,812
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,399
		7,211
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	82	90
Duke Capital LLC 5.668% 8/15/14	7,906	8,506
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	15,109
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,410
6.5% 5/1/18	6,705	7,244
PSEG Power LLC 7.75% 4/15/11	2,038	2,200
		36,559
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	396
7.5% 9/1/10	475	499
Dominion Resources, Inc.:
5.2% 8/15/19	3,643	3,832
6.3% 9/30/66 (j)	2,345	2,064
7.5% 6/30/66 (j)	5,908	5,819
DTE Energy Co. 7.05% 6/1/11	3,168	3,377
KeySpan Corp. 7.625% 11/15/10	212	225
National Grid PLC 6.3% 8/1/16	15,626	17,275
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,827
5.45% 9/15/20	6,378	6,205
6.4% 3/15/18	10,710	11,197
7.875% 11/15/10	1,421	1,495
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	11,838	10,447
		64,658
TOTAL UTILITIES		232,097
TOTAL NONCONVERTIBLE BONDS (Cost $1,687,718)		1,756,521
U.S. Government and Government Agency Obligations - 30.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 5.25% 9/15/39	$ 12,000	$ 12,296
U.S. Treasury Inflation Protected Obligations - 7.6%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	92,489	94,774
2% 1/15/14	24,194	25,945
2.125% 1/15/19	65,383	71,524
2.375% 1/15/17 (g)	184,913	204,680
2.375% 1/15/27	26,773	29,534
2.375% 1/15/27	2,302	2,540
2.625% 7/15/17	57,230	64,590
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		493,587
U.S. Treasury Obligations - 22.9%
U.S. Treasury Bonds 4.5% 8/15/39	69,900	73,537
U.S. Treasury Notes:
0.75% 11/30/11	471,073	471,846
1.375% 11/15/12	4,008	4,039
2.625% 7/31/14	184,815	191,226
2.75% 10/31/13	499,918	523,440
4% 8/15/18	205,291	219,854
5.125% 5/15/16	10,500	12,173
TOTAL U.S. TREASURY OBLIGATIONS		1,496,115
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,950,402)		2,001,998
U.S. Government Agency - Mortgage Securities - 16.9%

Fannie Mae - 15.2%
3.45% 10/1/34 (j)	10,989	11,447
4% 12/1/24 (e)	13,000	13,350
4% 12/1/24 (e)	14,000	14,377
4% 12/1/24 (e)	2,000	2,054
4% 12/1/24 (e)	3,000	3,081
4% 12/1/24 (e)	4,000	4,108
4% 9/1/39 to 10/1/39	10,983	11,043
4.027% 9/1/33 (j)	2,734	2,840
4.05% 8/1/35 (j)	1,838	1,895
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.291% 6/1/36 (j)	$ 403	$ 419
4.5% 4/1/23 to 9/1/39	78,656	80,843
4.5% 12/1/24 (e)	10,000	10,475
4.5% 12/1/39 (e)	6,000	6,157
4.5% 12/1/39 (e)	17,000	17,446
4.5% 12/1/39 (e)	9,000	9,236
4.5% 12/1/39 (e)	40,000	41,048
4.511% 11/1/35 (j)	14,481	15,134
4.542% 9/1/35 (j)	5,553	5,765
4.603% 5/1/35 (j)	14,872	15,470
4.629% 2/1/35 (j)	5,861	6,084
5% 4/1/18 to 6/1/38	121,489	127,966
5% 12/1/24 (e)	5,000	5,311
5% 12/1/24 (e)	8,200	8,709
5% 12/1/39 (e)	2,000	2,097
5% 12/1/39 (e)	1,000	1,049
5% 12/1/39 (e)	5,000	5,243
5% 12/1/39 (e)	12,000	12,583
5% 12/1/39 (e)	13,500	14,155
5.179% 4/1/36 (j)	9,465	9,779
5.5% 1/1/24 to 7/1/38	155,869	166,674
5.5% 12/1/24 (e)(f)	13,000	13,919
5.5% 12/1/24 (e)(f)	18,000	19,272
5.5% 12/1/39 (e)	22,500	23,924
5.5% 12/1/39 (e)	16,000	17,013
5.569% 7/1/37 (j)	1,270	1,323
5.976% 4/1/36 (j)	888	930
6% 7/1/21 to 11/1/38	103,160	111,352
6% 12/1/39 (e)(f)	26,000	27,869
6% 12/1/39 (e)	14,000	15,006
6% 12/1/39 (e)(f)	50,000	53,594
6.306% 4/1/36 (j)	1,016	1,077
6.5% 5/1/31 to 9/1/38	61,547	66,871
6.5% 12/1/39 (e)	13,500	14,583
TOTAL FANNIE MAE		992,571
Freddie Mac - 1.3%
3.558% 8/1/35 (j)	8,913	9,206
4.31% 1/1/36 (j)	2,926	3,044
4.334% 10/1/34 (j)	4,733	4,973
4.549% 4/1/35 (j)	12,319	12,815
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.639% 4/1/35 (j)	$ 10,234	$ 10,629
4.724% 7/1/35 (j)	3,662	3,787
5% 9/1/39	3,009	3,171
5.692% 10/1/35 (j)	694	736
6% 6/1/36 to 9/1/37	6,525	7,031
6% 12/1/39 (e)(f)	25,000	26,819
TOTAL FREDDIE MAC		82,211
Government National Mortgage Association - 0.4%
5.5% 12/20/28 to 12/15/38	22,918	24,603
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,069,423)		1,099,385
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (j)	1,444	783
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (j)	618	2
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (j)	174	162
Class M2, 1.3359% 2/25/34 (j)	275	141
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (j)	200	176
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (j)	13	13
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (j)	216	6
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (j)	135	3
Class M5, 0.6259% 4/25/36 (j)	128	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2666% 9/20/13 (j)	1,458	1,399
Series 2006-C1 Class C1, 0.7166% 10/20/14 (j)	330	7
Series 2007-A4 Class A4, 0.2666% 4/22/13 (j)	1,298	1,246
Series 2007-D1 Class D, 1.6366% 1/22/13 (d)(j)	6,136	0*
Airspeed Ltd. Series 2007-1A Class C1, 2.7387% 6/15/32 (d)(j)	6,347	2,888
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (d)(j)	387	387
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	2,720	2,764
Class A4, 3% 10/15/15 (d)	2,700	2,751
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	$ 155	$ 159
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	728
Class E, 6.96% 3/31/16 (d)	3,214	2,706
Series 2007-2M Class A3, 5.22% 4/8/10	162	165
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (j)	91	66
Series 2004-R11 Class M1, 0.8959% 11/25/34 (j)	454	223
Series 2004-R2 Class M3, 0.7859% 4/25/34 (j)	122	46
Series 2005-R2 Class M1, 0.6859% 4/25/35 (j)	1,638	1,211
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (j)	38	22
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (j)	1,012	519
Class M2, 0.8359% 5/25/34 (j)	851	630
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (j)	1,231	379
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (j)	2,117	1,172
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (j)	331	224
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (j)	149	7
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(j)	5,160	0*
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,511
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	4,300	4,365
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	900	792
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (j)	1,821	1,730
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (j)	472	454
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	163	164
Class D, 7.16% 1/15/13 (d)	2,475	2,526
Series 2006-2:
Class B, 5.07% 12/15/11	1,265	1,293
Class C, 5.31% 6/15/12	930	949
Series 2007-1 Class C, 5.38% 11/15/12	331	327
Series 2007-SN1 Class D, 6.05% 1/17/12	162	156
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (d)(j)	$ 9,323	$ 9,345
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	305	308
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5288% 4/15/13 (d)(j)	2,306	2,269
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (d)(j)	363	71
Class B, 0.9866% 7/20/39 (d)(j)	355	48
Class C, 1.3366% 7/20/39 (d)(j)	456	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	670
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (j)	905	32
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (j)	572	11
Series 2006-NC3 Class M10, 2.2359% 8/25/36 (d)(j)	855	24
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (j)	127	4
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (j)	251	10
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (j)	1,429	469
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (d)(j)	158	131
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	358	309
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	198	191
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (j)	607	23
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (j)	2	2
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (j)	86	83
Series 2007-4 Class A1A, 0.3559% 9/25/37 (j)	485	471
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (j)	687	372
Class M4, 1.2059% 4/25/34 (j)	126	66
Series 2004-4 Class M2, 0.7659% 6/25/34 (j)	467	295
Series 2005-3 Class MV1, 0.6559% 8/25/35 (j)	1,448	1,328
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (j)	242	233
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	682	695
Series 2007-B Class A3, 5.47% 11/15/11 (d)	144	145
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CPS Auto Receivables Trust: - continued
Series 2007-C Class A3, 5.43% 5/15/12 (d)	$ 137	$ 139
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,272	2,747
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (j)	2,306	2,297
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,243	1,267
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (j)	31	18
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (j)	231	43
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (j)	4,467	1,317
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (j)	20	5
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (j)	3,613	3,339
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (j)	127	123
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (j)	20	20
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,595
Series 2006-C:
Class B, 5.3% 6/15/12	409	431
Class D, 6.89% 5/15/13 (d)	2,428	2,565
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,378	1,460
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,454
Class A4, 2.98% 8/15/14	3,000	3,081
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (j)	612	569
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	42
Series 2007-1:
Class A4, 5.03% 2/16/15	286	295
Class C, 5.43% 2/16/15	350	252
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (j)	57	27
Class M2, 0.9859% 2/25/34 (j)	91	73
Series 2005-A:
Class M3, 0.7259% 1/25/35 (j)	752	257
Class M4, 0.9159% 1/25/35 (j)	289	34
Series 2006-D Class M1, 0.4659% 11/25/36 (j)	184	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (d)(j)	$ 2,174	$ 1,924
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,854	1,390
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (d)(j)	255	232
Series 2006-2A:
Class A, 0.4188% 11/15/34 (d)(j)	1,602	1,201
Class B, 0.5188% 11/15/34 (d)(j)	580	203
Class C, 0.6188% 11/15/34 (d)(j)	961	269
Class D, 0.9888% 11/15/34 (d)(j)	366	77
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (j)	3,765	3,718
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (j)	751	710
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (j)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	236	232
Series 2007-1:
Class B, 5.53% 12/15/14	55	57
Class C, 5.74% 12/15/14	118	108
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	586	88
Class M1, 0.8859% 6/25/34 (j)	2,042	1,127
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (j)	827	38
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (j)	13	9
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (j)	342	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (d)(j)	523	105
Series 2006-3:
Class B, 0.6359% 9/25/46 (d)(j)	519	83
Class C, 0.7859% 9/25/46 (d)(j)	1,211	133
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (j)	284	152
Series 2003-3 Class M1, 1.5259% 8/25/33 (j)	696	329
Series 2003-5 Class A2, 0.9359% 12/25/33 (j)	26	10
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (j)	181	171
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (j)	2,112	2,013
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (j)	9	8
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (j)	738	444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (j)	$ 1,144	$ 339
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,484
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	61	61
Class C, 5.34% 11/15/12	78	79
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (j)	116	4
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (j)	1,144	616
Class MV1, 0.4659% 11/25/36 (j)	928	91
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (j)	326	13
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (j)	768	624
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (j)	152	151
Class 2C, 1.4331% 3/27/42 (j)	2,011	361
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (d)(j)	369	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,274	2,276
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (j)	230	174
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	20	17
Class C, 5.691% 10/20/28 (d)	9	7
Class D, 6.01% 10/20/28 (d)	108	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (j)	410	19
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (j)	622	26
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (j)	124	56
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	207	209
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (j)	511	363
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (j)	1,882	1,356
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (j)	33	31
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (j)	2,359	1,458
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (j)	45	31
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (j)	350	171
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (j)	$ 317	$ 147
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (j)	331	35
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (j)	95	94
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (j)	47	0*
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (j)	150	3
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	2,480	102
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	3,249	601
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	1,844	17
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	265	15
Series 2006-2 Class AIO, 6% 8/25/11 (l)	132	10
Series 2006-3:
Class A1, 0.2659% 9/25/19 (j)	375	372
Class AIO, 7.1% 1/25/12 (l)	212	28
Series 2006-4:
Class A1, 0.2659% 3/25/25 (j)	530	523
Class AIO, 6.35% 2/27/12 (l)	673	84
Class D, 1.3359% 5/25/32 (j)	1,537	39
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	905	139
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	769	120
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (j)	1,132	238
Series 2005-D Class M2, 0.7059% 2/25/36 (j)	538	52
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (j)	296	285
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (j)	2	2
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (d)(j)	449	175
Series 2006-1A Class A, 1.6366% 3/20/11 (d)(j)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (j)	107	103
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (j)	164	154
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (j)	422	112
Class M4, 1.6859% 9/25/34 (j)	542	73
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (j)	318	35
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (j)	1,624	1,088
Class M3, 0.7959% 1/25/35 (j)	379	205
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Class M4, 1.0659% 1/25/35 (j)	$ 1,171	$ 178
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (j)	1,440	21
Class M9, 2.1159% 5/25/35 (j)	349	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (d)(j)	2,416	2,341
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	302	297
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (j)	407	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (j)	165	160
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (j)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (j)	1,491	834
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (j)	54	1
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (j)	40	21
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (j)	23	21
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (d)(j)	798	707
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (j)	1,009	202
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	4
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (j)	65	16
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (j)	109	67
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (d)(j)	1,038	337
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (j)	2,432	2,213
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (j)	947	947
Class B, 0.5388% 1/15/12 (j)	790	788
Class C, 0.8388% 1/15/12 (j)	1,217	1,211
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	763	711
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (j)	2,667	2,633
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust: - continued
Series 2007-1:
Class B, 0.4588% 6/15/12 (j)	$ 242	$ 236
Class C, 0.7388% 6/15/12 (j)	145	140
Series 2007-2 Class A, 0.8888% 10/15/12 (j)	1,632	1,605
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (j)	23	8
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (d)(j)	1,694	85
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	631	656
Series 2007-A Class A3, 5.28% 2/13/12	606	610
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (j)	2,910	2,812
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	417	425
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	233	239
Class D, 5.54% 12/20/12 (d)	332	319
Class E, 7.05% 5/20/14 (d)	3,929	3,651
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (j)	478	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (d)(j)	6,423	6,133
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	6,931	7,177
Series 2007-A5A Class A5, 0.9888% 10/15/14 (d)(j)	1,020	1,020
Series 2007-C1 Class C1, 0.6388% 5/15/14 (d)(j)	3,966	3,923
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0*
Series 2006-2 Class A2, 0.3359% 7/25/36 (j)	226	221
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (d)(j)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $157,892)		159,855
Collateralized Mortgage Obligations - 1.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (d)(j)	$ 1,133	$ 736
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (j)	1,123	254
Class C, 5.6986% 4/10/49 (j)	2,997	635
Class D, 5.6986% 4/10/49 (j)	1,500	283
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (j)	1,309	1,145
Series 2004-1 Class 2A2, 3.679% 10/25/34 (j)	1,497	1,287
Series 2004-A Class 2A2, 5.4434% 2/25/34 (j)	198	175
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (j)	120	98
Class 2A2, 4.5597% 3/25/34 (j)	863	747
Series 2004-D Class 2A2, 3.8733% 5/25/34 (j)	1,343	1,172
Series 2004-G Class 2A7, 3.9311% 8/25/34 (j)	1,160	1,009
Series 2004-H Class 2A1, 3.7624% 9/25/34 (j)	1,080	908
Series 2005-H Class 2A2, 4.7964% 9/25/35 (j)	724	309
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(l)	38,417	2,804
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (j)	2,064	1,399
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (d)(j)(l)	2,579	35
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (j)	1,396	1,231
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (j)	1,521	1,386
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (j)	1,372	1,410
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (j)	1,268	1,150
Class A4, 3.2708% 8/25/34 (j)	1,054	961
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	383
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (d)(j)	1,372	1,260
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (j)	25	24
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (j)	1,170	182
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (j)	$ 1,618	$ 1,423
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (j)	2,725	905
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (j)	250	236
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (j)	39	23
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (j)	1,345	1,175
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (d)(j)	2,627	2,315
Class C2, 0.7541% 10/18/54 (d)(j)	881	573
Class M2, 0.5341% 10/18/54 (d)(j)	1,509	1,230
Series 2007-1A Class C2, 0.8341% 10/18/54 (d)(j)	183	170
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (d)(j)	2,144	1,616
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (d)(j)	2,469	1,975
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (j)	117	29
Series 2006-1A Class C2, 0.8366% 12/20/54 (d)(j)	5,059	1,265
Series 2006-2 Class C1, 0.7066% 12/20/54 (j)	4,271	1,281
Series 2006-3 Class C2, 0.7366% 12/20/54 (j)	890	223
Series 2006-4:
Class B1, 0.3266% 12/20/54 (j)	3,376	1,958
Class C1, 0.6166% 12/20/54 (j)	2,064	516
Class M1, 0.4066% 12/20/54 (j)	889	409
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (j)	1,688	506
Class 1M1, 0.3866% 12/20/54 (j)	1,120	504
Class 2C1, 0.6666% 12/20/54 (j)	768	230
Class 2M1, 0.4866% 12/20/54 (j)	1,438	647
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (j)	1,992	498
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (j)	341	110
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (j)	537	424
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (j)	322	166
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (j)	$ 181	$ 59
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,391
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (j)	1,633	1,193
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (j)	2,019	1,860
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (j)	1,540	1,382
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	581
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (d)(j)	322	149
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (j)	1,078	418
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (j)	311	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (j)	1,553	778
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (d)(j)	190	138
Class C, 0.4288% 6/15/22 (d)(j)	1,173	763
Class D, 0.4388% 6/15/22 (d)(j)	452	267
Class E, 0.4488% 6/15/22 (d)(j)	722	354
Class F, 0.4788% 6/15/22 (d)(j)	1,196	526
Class G, 0.5488% 6/15/22 (d)(j)	271	114
Class H, 0.5688% 6/15/22 (d)(j)	542	190
Class J, 0.6088% 6/15/22 (d)(j)	633	177
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (j)	1,705	1,501
Series 2005-A2 Class A7, 4.4759% 2/25/35 (j)	1,656	1,379
Series 2006-A6 Class A4, 3.5963% 10/25/33 (j)	1,200	1,062
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	5,874	5,869
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (j)	2,240	1,512
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (j)	2,252	118
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (j)	1,741	1,593
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (j)	3,737	2,886
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (d)(j)	$ 1,538	$ 887
Class B6, 3.0916% 7/10/35 (d)(j)	2,039	1,010
Series 2004-A:
Class B4, 1.4416% 2/10/36 (d)(j)	567	273
Class B5, 1.9416% 2/10/36 (d)(j)	377	182
Series 2004-B:
Class B4, 1.3416% 2/10/36 (d)(j)	403	172
Class B5, 1.7916% 2/10/36 (d)(j)	298	143
Class B6, 2.2416% 2/10/36 (d)(j)	153	61
Series 2004-C:
Class B4, 1.1916% 9/10/36 (d)(j)	530	241
Class B5, 1.5916% 9/10/36 (d)(j)	589	254
Class B6, 1.9916% 9/10/36 (d)(j)	171	60
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	760	673
Series 2004-SL3 Class A1, 7% 8/25/16	66	59
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (d)(j)	337	241
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	170
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (j)	36	20
Series 2004-7 Class A3B, 1.535% 7/20/34 (j)	23	14
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (d)(j)	63	51
Series 2003-15A Class 4A, 5.3969% 4/25/33 (j)	534	490
Series 2003-20 Class 1A1, 5.5% 7/25/33	520	507
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (j)	2,597	1,222
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (j)	21	20
Series 2003-AR8 Class A, 2.8511% 8/25/33 (j)	864	808
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (j)	2,321	1,910
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 3.154% 11/25/34 (j)	2,188	1,850
Series 2005-AR12 Class 2A6, 3.787% 7/25/35 (j)	3,003	2,685
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,022	1,781
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (j)	$ 1,732	$ 1,524
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (j)	21,160	17,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,412)		103,401
Commercial Mortgage Securities - 8.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (j)	1,605	1,482
Class A2, 6.8024% 2/14/43 (j)	1,009	1,093
Class A3, 6.8524% 2/14/43 (j)	1,089	1,187
Class PS1, 1.3956% 2/14/43 (j)(l)	4,932	192
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (j)	1,602	1,623
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	7,683
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	215	219
Series 2006-5:
Class A1, 5.185% 9/10/47	56	57
Class A2, 5.317% 9/10/47	5,295	5,337
Class A3, 5.39% 9/10/47	1,913	1,860
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,584
Series 2007-2 Class A1, 5.421% 4/10/49	165	171
Series 2007-4 Class A3, 5.8114% 2/10/51 (j)	1,368	1,314
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	112
Series 2007-3:
Class A3, 5.8372% 6/10/49 (j)	2,291	2,208
Class A4, 5.658% 6/10/49 (j)	2,860	2,373
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	239	241
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,653
Series 2004-2:
Class A3, 4.05% 11/10/38	1,774	1,775
Class A4, 4.153% 11/10/38	1,740	1,720
Series 2004-4 Class A3, 4.128% 7/10/42	529	531
Series 2005-1 Class A3, 4.877% 11/10/42	4,284	4,285
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	502	510
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	751
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 343	$ 311
Class K, 6.15% 5/11/35 (d)	638	535
Series 2002-2 Class XP, 1.8075% 7/11/43 (d)(j)(l)	844	1
Series 2003-2 Class XP, 0.3123% 3/11/41 (d)(j)(l)	9,253	30
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,214
Series 2005-6 Class A3, 5.1788% 9/10/47 (j)	2,470	2,479
Series 2007-1 Class B, 5.543% 1/15/49	826	283
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (d)(j)	589	401
Class D, 0.5988% 3/15/22 (d)(j)	597	376
Class E, 0.6388% 3/15/22 (d)(j)	493	286
Class F, 0.7088% 3/15/22 (d)(j)	489	259
Class G, 0.7688% 3/15/22 (d)(j)	317	152
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (d)(j)	882	697
Class D, 0.4488% 10/15/19 (d)(j)	1,077	797
Class E, 0.4788% 10/15/19 (d)(j)	998	679
Class F, 0.5488% 10/15/19 (d)(j)	2,362	1,370
Class G, 0.5688% 10/15/19 (d)(j)	951	428
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (d)(j)	73	37
Series 2004-1:
Class A, 0.5959% 4/25/34 (d)(j)	1,175	852
Class B, 2.1359% 4/25/34 (d)(j)	131	59
Class M1, 0.7959% 4/25/34 (d)(j)	106	66
Class M2, 1.4359% 4/25/34 (d)(j)	97	52
Series 2004-2:
Class A, 0.6659% 8/25/34 (d)(j)	909	661
Class M1, 0.8159% 8/25/34 (d)(j)	165	89
Series 2004-3:
Class A1, 0.6059% 1/25/35 (d)(j)	1,982	1,388
Class A2, 0.6559% 1/25/35 (d)(j)	285	182
Class M1, 0.7359% 1/25/35 (d)(j)	342	185
Class M2, 1.2359% 1/25/35 (d)(j)	172	79
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (d)(j)	1,581	1,062
Class M1, 0.6659% 8/25/35 (d)(j)	83	39
Class M2, 0.7159% 8/25/35 (d)(j)	138	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M3, 0.7359% 8/25/35 (d)(j)	$ 76	$ 31
Class M4, 0.8459% 8/25/35 (d)(j)	70	26
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (d)(j)	618	428
Class A2, 0.6359% 11/25/35 (d)(j)	578	350
Class M1, 0.6759% 11/25/35 (d)(j)	124	58
Class M2, 0.7259% 11/25/35 (d)(j)	93	42
Class M3, 0.7459% 11/25/35 (d)(j)	83	35
Class M4, 0.8359% 11/25/35 (d)(j)	104	41
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (d)(j)	1,439	885
Class B1, 1.6359% 1/25/36 (d)(j)	125	36
Class M1, 0.6859% 1/25/36 (d)(j)	464	223
Class M2, 0.7059% 1/25/36 (d)(j)	139	63
Class M3, 0.7359% 1/25/36 (d)(j)	203	85
Class M4, 0.8459% 1/25/36 (d)(j)	112	42
Class M5, 0.8859% 1/25/36 (d)(j)	112	38
Class M6, 0.9359% 1/25/36 (d)(j)	120	37
Series 2006-1:
Class A2, 0.5959% 4/25/36 (d)(j)	219	130
Class M1, 0.6159% 4/25/36 (d)(j)	133	57
Class M2, 0.6359% 4/25/36 (d)(j)	140	56
Class M3, 0.6559% 4/25/36 (d)(j)	121	45
Class M4, 0.7559% 4/25/36 (d)(j)	68	25
Class M5, 0.7959% 4/25/36 (d)(j)	66	23
Class M6, 0.8759% 4/25/36 (d)(j)	132	43
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (d)(j)	3,876	2,606
Class A2, 0.5159% 7/25/36 (d)(j)	200	118
Class B1, 1.1059% 7/25/36 (d)(j)	127	37
Class B3, 2.9359% 7/25/36 (d)(j)	113	29
Class M1, 0.5459% 7/25/36 (d)(j)	210	88
Class M2, 0.5659% 7/25/36 (d)(j)	148	58
Class M3, 0.5859% 7/25/36 (d)(j)	123	45
Class M4, 0.6559% 7/25/36 (d)(j)	141	49
Class M5, 0.7059% 7/25/36 (d)(j)	102	34
Class M6, 0.7759% 7/25/36 (d)(j)	152	48
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (d)(j)	130	22
Class B2, 1.5859% 10/25/36 (d)(j)	159	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B3, 2.8359% 10/25/36 (d)(j)	$ 153	$ 23
Class M4, 0.6659% 10/25/36 (d)(j)	144	38
Class M5, 0.7159% 10/25/36 (d)(j)	172	41
Class M6, 0.7959% 10/25/36 (d)(j)	337	67
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (d)(j)	710	477
Class A2, 0.5059% 12/25/36 (d)(j)	3,601	1,709
Class B1, 0.9359% 12/25/36 (d)(j)	178	39
Class B2, 1.4859% 12/25/36 (d)(j)	183	36
Class B3, 2.6859% 12/25/36 (d)(j)	192	34
Class M1, 0.5259% 12/25/36 (d)(j)	231	78
Class M2, 0.5459% 12/25/36 (d)(j)	154	48
Class M3, 0.5759% 12/25/36 (d)(j)	156	46
Class M4, 0.6359% 12/25/36 (d)(j)	187	52
Class M5, 0.6759% 12/25/36 (d)(j)	171	45
Class M6, 0.7559% 12/25/36 (d)(j)	154	37
Series 2007-1:
Class A2, 0.5059% 3/25/37 (d)(j)	777	404
Class B1, 0.9059% 3/25/37 (d)(j)	246	47
Class B2, 1.3859% 3/25/37 (d)(j)	179	29
Class B3, 3.5859% 3/25/37 (d)(j)	490	64
Class M1, 0.5059% 3/25/37 (d)(j)	217	86
Class M2, 0.5259% 3/25/37 (d)(j)	162	57
Class M3, 0.5559% 3/25/37 (d)(j)	215	67
Class M4, 0.6059% 3/25/37 (d)(j)	175	49
Class M5, 0.6559% 3/25/37 (d)(j)	182	46
Class M6, 0.7359% 3/25/37 (d)(j)	253	56
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (d)(j)	1,911	1,242
Class A2, 0.5559% 7/25/37 (d)(j)	1,789	841
Class B1, 1.8359% 7/25/37 (d)(j)	536	83
Class B2, 2.4859% 7/25/37 (d)(j)	467	68
Class B3, 3.5859% 7/25/37 (d)(j)	524	73
Class M1, 0.6059% 7/25/37 (d)(j)	610	213
Class M2, 0.6459% 7/25/37 (d)(j)	318	98
Class M3, 0.7259% 7/25/37 (d)(j)	321	84
Class M4, 0.8859% 7/25/37 (d)(j)	668	147
Class M5, 0.9859% 7/25/37 (d)(j)	590	118
Class M6, 1.2359% 7/25/37 (d)(j)	750	128
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5259% 7/25/37 (d)(j)	$ 778	$ 381
Class B1, 1.1859% 7/25/37 (d)(j)	470	92
Class B2, 1.8359% 7/25/37 (d)(j)	1,207	205
Class B3, 4.2359% 7/25/37 (d)(j)	626	92
Class M1, 0.5459% 7/25/37 (d)(j)	413	153
Class M2, 0.5759% 7/25/37 (d)(j)	441	152
Class M3, 0.6059% 7/25/37 (d)(j)	709	229
Class M4, 0.7359% 7/25/37 (d)(j)	1,117	321
Class M5, 0.8359% 7/25/37 (d)(j)	566	138
Class M6, 1.0359% 7/25/37 (d)(j)	430	99
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (d)(j)	254	31
Class B2, 3.6859% 9/25/37 (d)(j)	921	101
Class M1, 1.1859% 9/25/37 (d)(j)	245	61
Class M2, 1.2859% 9/25/37 (d)(j)	245	49
Class M4, 1.8359% 9/25/37 (d)(j)	624	100
Class M5, 1.9859% 9/25/37 (d)(j)	624	87
Class M6, 2.1859% 9/25/37 (d)(j)	625	81
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,798	111
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(l)	8,322	796
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (d)(j)	639	307
Class H, 0.8888% 3/15/19 (d)(j)	429	185
Class J, 1.0888% 3/15/19 (d)(j)	323	123
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (d)(j)	489	256
Class E, 0.5388% 3/15/22 (d)(j)	2,544	1,255
Class F, 0.5888% 3/15/22 (d)(j)	1,561	709
Class G, 0.6388% 3/15/22 (d)(j)	401	170
Class H, 0.7888% 3/15/22 (d)(j)	489	184
Class J, 0.9388% 3/15/22 (d)(j)	489	144
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	724	741
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,646	1,672
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,688
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,684
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	190	196
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	12,314
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW16 Class A4, 5.719% 6/11/40 (j)	$ 803	$ 705
Series 2007-PW17 Class A1, 5.282% 6/11/50	711	727
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,459
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	448	462
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (d)(j)(l)	10,636	95
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	4,787
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (d)(j)(l)	19,965	396
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	206	209
Class A4, 5.4631% 4/12/38 (j)	172	171
Series 2007-PW15 Class A1, 5.016% 2/11/44	361	372
Series 2007-PW16:
Class B, 5.719% 6/11/40 (d)(j)	220	72
Class C, 5.719% 6/11/40 (d)(j)	183	56
Class D, 5.719% 6/11/40 (d)(j)	183	52
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(j)(l)	136,744	1,994
Series 2007-T28 Class X2, 0.182% 9/11/42 (d)(j)(l)	64,096	444
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (d)(j)	811	450
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,607
Class XCL, 2.0852% 5/15/35 (d)(j)(l)	21,942	795
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	546
Class F, 7.734% 1/15/32	298	295
Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	4,025
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(j)	1,395	1,461
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (d)(j)	490	303
Class G, 0.5688% 11/15/36 (d)(j)	408	225
Class H, 0.6088% 11/15/36 (d)(j)	327	168
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,332	816
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	454	469
Class A2, 5.6998% 12/10/49 (j)	1,370	1,381
Class A4, 5.6998% 12/10/49 (j)	3,103	2,741
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (d)(j)	4,955	3,261
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (j)	$ 572	$ 544
Series 2007-CD4:
Class A1, 4.977% 12/11/49	343	350
Class A2A, 5.237% 12/11/49	1,221	1,236
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,286
Class C, 5.476% 12/11/49	2,583	181
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)	186	191
Series 2007-C3 Class A3, 5.8203% 5/15/46 (j)	1,372	1,273
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	1,111
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (d)(j)	3,073	2,305
Class C, 0.5088% 4/15/17 (d)(j)	1,104	762
Class D, 0.5488% 4/15/17 (d)(j)	753	474
Class E, 0.6088% 4/15/17 (d)(j)	240	139
Class F, 0.6488% 4/15/17 (d)(j)	136	69
Class G, 0.7888% 4/15/17 (d)(j)	136	62
Class H, 0.8588% 4/15/17 (d)(j)	136	57
Class J, 1.0888% 4/15/17 (d)(j)	104	39
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (d)(j)	2,155	1,810
Class D, 0.5788% 11/15/17 (d)(j)	112	89
Class E, 0.6288% 11/15/17 (d)(j)	398	302
Class F, 0.6888% 11/15/17 (d)(j)	304	219
Class G, 0.7388% 11/15/17 (d)(j)	210	134
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (d)(j)	1,955	1,447
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	55	55
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,644
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,319	2,266
Series 2007-C9 Class A4, 6.01% 12/10/49 (j)	3,036	2,712
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (d)(j)(l)	2,340	23
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	765
Class XP, 0.4954% 12/10/46 (j)(l)	13,427	197
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	211	212
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	$ 406	$ 416
Class AJ, 5.373% 12/15/39	2,778	1,376
Series 2007-C2:
Class A1, 5.269% 1/15/49	112	115
Class A3, 5.542% 1/15/49 (j)	2,744	2,146
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	209	214
Class A4, 5.7228% 6/15/39 (j)	825	653
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,735
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (j)(l)	8,533	175
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	992
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (d)(j)	4,895	1,958
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,408
Series 2002-CP5 Class A1, 4.106% 12/15/35	95	97
Series 2004-C1:
Class A3, 4.321% 1/15/37	436	443
Class A4, 4.75% 1/15/37	639	638
Series 1998-C1 Class D, 7.17% 5/17/40	1,386	1,420
Series 1999-C1 Class E, 8.0306% 9/15/41 (j)	1,418	1,415
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (j)(l)	3,956	59
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (d)(j)(l)	12,714	342
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (d)(j)(l)	6,979	27
Series 2004-C1 Class ASP, 0.9531% 1/15/37 (d)(j)(l)	74,214	831
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	7,244	7,197
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (d)(j)	519	296
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(j)	1,479	695
0.5088% 2/15/22 (d)(j)	528	169
Class F, 0.5588% 2/15/22 (d)(j)	1,056	306
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	135	138
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (j)(l)	$ 26,883	$ 370
Class B, 5.487% 2/15/40 (d)(j)	2,097	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	464
Class G, 6.936% 3/15/33 (d)	903	811
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	5,461
Series 2001-1 Class X1, 1.0461% 5/15/33 (d)(j)(l)	14,124	176
Series 2004-C1 Class X2, 1.3053% 11/10/38 (d)(j)(l)	7,350	79
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	392	133
Series 2007-C1 Class XP, 0.2088% 12/10/49 (j)(l)	25,932	186
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6845% 12/10/38 (d)(j)(l)	8,430	48
Series 2004-C3 Class X2, 0.602% 12/10/41 (j)(l)	5,617	61
Series 2005-C1 Class X2, 0.6559% 5/10/43 (j)(l)	7,478	83
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (d)(j)	516	264
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	881
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,334	1,389
Class A2, 5.597% 12/10/49	2,744	2,764
Series 2007-GG9:
Class A1, 5.233% 3/10/39	326	333
Class A4, 5.444% 3/10/39	3,989	3,404
Series 2003-C1 Class XP, 2.0345% 7/5/35 (d)(j)(l)	4,449	45
Series 2003-C2 Class XP, 0.9802% 1/5/36 (d)(j)(l)	10,134	63
Series 2005-GG3 Class XP, 0.879% 8/10/42 (d)(j)(l)	27,404	425
Series 2006-GG7:
Class A3, 5.9181% 7/10/38 (j)	3,617	3,615
Class A4, 6.1162% 7/10/38 (j)	10,620	9,643
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	33,662	390
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (d)(j)	$ 69	$ 52
Class D, 0.5216% 6/6/20 (d)(j)	327	190
Class E, 0.6116% 6/6/20 (d)(j)	379	212
Class F, 0.6816% 6/6/20 (d)(j)	662	364
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (d)(j)	1,304	1,108
Class D, 0.6116% 3/6/20 (d)(j)	8,605	7,228
Class F, 0.7216% 3/6/20 (d)(j)	107	88
Class G, 0.7616% 3/6/20 (d)(j)	54	43
Class H, 0.8916% 3/6/20 (d)(j)	600	474
Class J, 1.0916% 3/6/20 (d)(j)	860	662
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	431
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (d)(j)(l)	31,039	454
Series 2006-GG6 Class A2, 5.506% 4/10/38	8,045	8,147
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,058	2,063
Class A4, 5.56% 11/10/39 (j)	10,543	9,096
Series 2007-GG10:
Class A1, 5.69% 8/10/45	188	194
Class A2, 5.778% 8/10/45	654	669
Class A4, 5.8051% 8/10/45 (j)	3,687	3,035
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9681% 1/15/38 (d)(j)(l)	2,259	20
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (d)(j)(l)	2,355	25
Series 2006-LDP7 Class A4, 5.875% 4/15/45 (j)	9,200	8,749
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (d)(j)	1,145	687
Class C, 0.4488% 11/15/18 (d)(j)	813	447
Class D, 0.4688% 11/15/18 (d)(j)	257	128
Class E, 0.5188% 11/15/18 (d)(j)	369	177
Class F, 0.5688% 11/15/18 (d)(j)	555	244
Class G, 0.5988% 11/15/18 (d)(j)	482	203
Class H, 0.7388% 11/15/18 (d)(j)	369	140
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (j)	4,080	3,960
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,066	1,964
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 1,102	$ 1,046
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	812
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	652	617
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (j)	4,812	4,217
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	5,982
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (j)	3,852	3,905
Class A4, 5.8181% 6/15/49 (j)	2,036	1,756
Series 2007-LDP10 Class A1, 5.122% 1/15/49	125	128
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,153
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (j)	1,235	409
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(j)	694	222
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	378
Series 2007-CB19:
Class B, 5.7442% 2/12/49	117	38
Class C, 5.7462% 2/12/49	307	94
Class D, 5.7462% 2/12/49	322	92
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	83
Class CS, 5.466% 1/15/49 (j)	113	34
Class ES, 5.5454% 1/15/49 (d)(j)	709	123
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	566	564
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	1,072	1,104
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	275
Series 2001-C3 Class A1, 6.058% 6/15/20	84	85
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	662
Class A4, 5.156% 2/15/31	521	509
Series 2006-C3 Class A1, 5.478% 3/15/39	98	100
Series 2006-C6:
Class A1, 5.23% 9/15/39	191	195
Class A2, 5.262% 9/15/39 (j)	2,394	2,429
Series 2006-C7:
Class A1, 5.279% 11/15/38	137	141
Class A2, 5.3% 11/15/38	1,509	1,518
Class A3, 5.347% 11/15/38	1,022	964
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	$ 178	$ 183
Class A4, 5.424% 2/15/40	8,354	6,962
Series 2007-C2:
Class A1, 5.226% 2/15/40	141	144
Class A3, 5.43% 2/15/40	2,501	2,169
Series 2000-C5 Class E, 7.29% 12/15/32	96	96
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,718
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,474
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (d)(j)(l)	5,757	27
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (d)(j)(l)	14,791	179
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	324	324
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (j)(l)	4,625	74
Series 2006-C3 Class A3 5.689% 3/15/32	620	612
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (j)(l)	7,799	163
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	1,046
Class D, 5.563% 2/15/40 (j)	549	165
Class E, 5.582% 2/15/40 (j)	274	69
Class XCP, 0.4739% 2/15/40 (j)(l)	3,348	46
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,413
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	3,911
Class XCP, 0.3054% 9/15/45 (j)(l)	110,403	1,301
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	392	398
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,077	1,838
Class C, 4.13% 11/20/37 (d)	5,919	4,794
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (d)(j)	440	171
Class E, 0.5288% 9/15/21 (d)(j)	1,586	489
Class F, 0.5788% 9/15/21 (d)(j)	906	237
Class G, 0.5988% 9/15/21 (d)(j)	1,791	324
Class H, 0.6388% 9/15/21 (d)(j)	462	75
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,587
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	$ 144	$ 146
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,427
Series 2007-C1 Class A1, 4.533% 6/12/50	1,001	1,022
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (j)	2,253	2,267
Series 2005-LC1 Class F, 5.378% 1/12/44 (d)(j)	1,194	357
Series 2006-C1 Class A2, 5.611% 5/12/39 (j)	1,935	1,957
Series 2007-C1 Class A4, 5.8285% 6/12/50 (j)	5,194	4,527
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,565
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (j)	639	590
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,447
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,119
Series 2007-5:
Class A1, 4.275% 8/12/48	94	95
Class A3, 5.364% 8/12/48	535	468
Class A4, 5.378% 8/12/48	55	42
Class B, 5.479% 2/12/17	4,116	1,062
Series 2007-6:
Class A1, 5.175% 3/12/51	110	112
Class A4, 5.485% 3/12/51 (j)	3,250	2,609
Series 2007-7 Class A4, 5.7484% 6/12/50 (j)	4,802	3,908
Series 2007-8 Class A1, 4.622% 8/12/49	340	348
Series 2006-2 Class A4, 5.9092% 6/12/46 (j)	833	809
Series 2006-4 Class XP, 0.6226% 12/12/49 (j)(l)	28,866	604
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	320
Series 2007-7 Class B, 5.75% 6/12/50	1,765	327
Series 2007-8 Class A3, 5.9568% 8/12/49 (j)	1,183	1,049
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (d)(j)	23	21
Class H, 0.628% 8/15/19 (d)(j)	109	85
Class J, 0.698% 8/15/19 (d)(j)	82	61
Series 2006-XLF:
Class C, 1.438% 7/15/19 (d)(j)	653	78
Class F, 0.5588% 7/15/19 (d)(j)	1,321	991
Class G, 0.5988% 7/15/19 (d)(j)	750	375
Series 2007-XCLA Class A1, 0.438% 7/17/17 (d)(j)	2,108	822
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLCA Class B, 0.7388% 7/17/17 (d)(j)	$ 1,792	$ 81
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (d)(j)	788	236
Class D, 0.428% 10/15/20 (d)(j)	529	116
Class E, 0.488% 10/15/20 (d)(j)	662	99
Class F, 0.538% 10/15/20 (d)(j)	397	48
Class G, 0.578% 10/15/20 (d)(j)	491	54
Class H, 0.668% 10/15/20 (d)(j)	309	9
Class J, 0.818% 10/15/20 (d)(j)	353	7
Class MHRO, 0.928% 10/15/20 (d)(j)	424	47
Class MJPM, 1.238% 10/15/20 (d)(j)	166	15
Class MSTR, 0.938% 10/15/20 (d)(j)	300	42
Class NHRO, 1.128% 10/15/20 (d)(j)	641	64
Class NSTR, 1.088% 10/15/20 (d)(j)	276	33
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (d)(j)(l)	4,224	61
Series 2004-HQ3 Class A2, 4.05% 1/13/41	379	382
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,012
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,278
Series 2006-HQ8 Class A1, 5.124% 3/12/44	12	12
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	305	314
Class A31, 5.439% 2/12/44 (j)	10,884	10,568
Series 2007-IQ13 Class A1, 5.05% 3/15/44	316	325
Series 2007-IQ14 Class A1, 5.38% 4/15/49	294	302
Series 2007-IQ15 Class A4, 5.8804% 6/11/49 (j)	6,250	5,518
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	12,242
Series 2007-T25:
Class A1, 5.391% 11/12/49	177	183
Class A2, 5.507% 11/12/49	1,349	1,343
Series 2007-T27 Class A4, 5.804% 6/11/42	5,025	4,807
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (d)(j)(l)	9,930	103
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (d)(j)(l)	16,777	341
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (d)(j)(l)	5,823	86
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (j)	2,128	2,150
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,036	862
Series 2006-IQ11 Class A4, 5.7701% 10/15/42 (j)	412	403
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	540
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.8074% 8/12/41 (j)	$ 700	$ 703
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,488	919
Series 2007-HQ12:
Class A4, 5.6317% 4/12/49 (j)	7,259	6,326
Series A1, 5.519% 4/12/49 (j)	515	537
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	1,682
Class AAB, 5.654% 4/15/49	3,010	2,929
Class B, 5.914% 4/15/49	337	70
Series 2007-T25 Class A3, 5.514% 11/12/49	33,625	31,724
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (d)(j)	2,423	109
Class D, 0.9388% 7/17/17 (d)(j)	1,140	51
Class E, 1.0388% 7/17/17 (d)(j)	927	42
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	29	30
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (d)(j)	15	15
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	195	205
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,244
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (d)(j)	1,013	860
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (d)(j)	1,377	577
Class F, 0.585% 8/11/18 (d)(j)	1,490	566
Class G, 0.605% 8/11/18 (d)(j)	1,411	502
Class J, 0.845% 8/11/18 (d)(j)	314	66
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (d)(j)	105	21
Class AP2, 1.0388% 6/15/20 (d)(j)	175	26
Class F, 0.7188% 6/15/20 (d)(j)	3,396	611
Class LXR1, 0.9388% 6/15/20 (d)(j)	169	34
Class LXR2, 1.0388% 6/15/20 (d)(j)	2,315	231
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	434	440
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,609	2,632
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,238
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29:
Class A1, 5.11% 11/15/48	$ 585	$ 599
Class A3, 5.313% 11/15/48	3,644	3,539
Series 2007-C30:
Class A1, 5.031% 12/15/43	179	183
Class A3, 5.246% 12/15/43	1,178	1,146
Class A4, 5.305% 12/15/43	403	346
Class A5, 5.342% 12/15/43	1,468	1,127
Series 2007-C31:
Class A1, 5.14% 4/15/47	64	65
Class A4, 5.509% 4/15/47	3,101	2,486
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (j)	1,646	1,647
Class A3, 5.7404% 6/15/49 (j)	19,610	16,299
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	652	473
Series 2003-C8 Class XP, 0.3668% 11/15/35 (d)(j)(l)	3,198	13
Series 2003-C9 Class XP, 0.4821% 12/15/35 (d)(j)(l)	3,724	18
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(j)	1,055	897
Class 180B, 5.3979% 10/15/41 (d)(j)	480	384
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	796
Series 2005-C22:
Class B, 5.3547% 12/15/44 (j)	3,042	1,411
Class F, 5.3547% 12/15/44 (d)(j)	2,288	503
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	218
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	4,116	857
Class D, 5.513% 12/15/43 (j)	2,195	353
Class XP, 0.4339% 12/15/43 (d)(j)(l)	16,313	249
Series 2007-C31 Class C, 5.6929% 4/15/47 (j)	5,657	1,024
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,565
Series 2007-C32:
Class D, 5.7404% 6/15/49 (j)	1,031	207
Class E, 5.7404% 6/15/49 (j)	1,625	281
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (j)	$ 908	$ 720
Series 2007-C33 Class B, 5.9023% 2/15/51 (j)	2,307	761
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $471,649)		523,531
Municipal Securities - 0.4%

California Gen. Oblig.:
7.5% 4/1/34	10,005	10,254
7.55% 4/1/39	16,051	16,476
TOTAL MUNICIPAL SECURITIES (Cost $26,346)		26,730
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	544
Bank Notes - 0.0%

Discover Bank 8.7% 11/18/19 (Cost $2,404)	2,410	2,540
Fixed-Income Funds - 16.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,902,091	924,393
Fidelity Specialized High Income Central Fund (k)	1,592,445	148,273
TOTAL FIXED-INCOME FUNDS (Cost $1,047,617)		1,072,666
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $4,291)	$ 4,291	$ 3,966
Cash Equivalents - 3.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $222,648)	$ 222,649	222,648
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $6,743,316)		6,973,785
NET OTHER ASSETS - (6.9)%		(447,942)
NET ASSETS - 100%		$ 6,525,843
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (h)	Oct. 2034	$ 860	(690)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	868	(820)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (i)

	Sept. 2037	$ 8,384	$ (8,049)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (i)	Sept. 2037	22,783	(21,871)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (i)	Sept. 2037	5,103	(4,899)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (i)	Sept. 2037	17,041	(16,360)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (i)	Sept. 2037	9,295	(8,924)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (i)	Sept. 2037	15,219	(14,610)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	652	(488)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)

	Oct. 2034	$ 785	$ (597)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	262	(154)

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)

	March 2034	0*	0*
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (h)	Sept. 2010	11,200	(77)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	228
TOTAL CREDIT DEFAULT SWAPS		105,956	(77,314)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	3,466
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	$ 60,000	$ 1,931
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	1,706
TOTAL INTEREST RATE SWAPS		270,000	7,103
		$ 375,956	$ (70,211)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,411,000 or 8.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $76,262,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$222,648,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 43,583
J.P. Morgan Securities, Inc.	21,791
Mizuho Securities USA, Inc.	79,538
RBC Capital Markets Corp.	1,466
UBS Securities LLC	76,270
$ 222,648
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 9,710
Fidelity Specialized High Income Central Fund	2,684
Total	$ 12,394
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	9,710	-	924,393	11.8%
Fidelity Specialized High Income Central Fund	139,519	2,683	-	148,273	36.0%
Total	$ 1,172,461	$ 12,393	$ 137,142	$ 1,072,666

* Includes the value of shares redeemed through in-kind transactions.

Quarterly Report

Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,756,521	$ -	$ 1,756,521	$ -
U.S. Government and Government Agency Obligations	2,001,998	-	2,001,998	-
U.S. Government Agency - Mortgage Securities	1,099,385	-	1,099,385	-
Asset-Backed Securities	159,855	-	140,100	19,755
Collateralized Mortgage Obligations	103,401	-	90,224	13,177
Commercial Mortgage Securities	523,531	-	482,549	40,982
Municipal Securities	26,730	-	26,730	-
Supranational Obligations	544	-	544	-
Bank Notes	2,540	-	2,540	-
Fixed-Income Funds	1,072,666	1,072,666	-	-
Preferred Securities	3,966	-	3,966	-
Cash Equivalents	222,648	-	222,648	-
Total Investments in Securities:	$ 6,973,785	$ 1,072,666	$ 5,827,205	$ 73,914
Derivative Instruments:
Assets
Swap Agreements	$ 7,331	$ -	$ 7,331	$ -
Liabilities
Swap Agreements	$ (77,542)	$ -	$ (9,489)	$ (68,053)
Total Derivative Instruments:	$ (70,211)	$ -	$ (2,158)	$ (68,053)
Other Financial Instruments:
Forward Commitments:	$ (904)	$ -	$ (904)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 19,385
Total Realized Gain (Loss)	369
Total Unrealized Gain (Loss)	542
Cost of Purchases	144
Proceeds of Sales	(3,399)
Amortization/Accretion	225
Transfers in/out of Level 3	2,489
Ending Balance	$ 19,755
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 301
Collateralized Mortgage Obligations
Beginning Balance	$ 8,839
Total Realized Gain (Loss)	90
Total Unrealized Gain (Loss)	5,302
Cost of Purchases	-
Proceeds of Sales	(177)
Amortization/Accretion	(85)
Transfers in/out of Level 3	(792)
Ending Balance	$ 13,177
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 4,282
Commercial Mortgage Securities
Beginning Balance	$ 49,959
Total Realized Gain (Loss)	366
Total Unrealized Gain (Loss)	6,527
Cost of Purchases	-
Proceeds of Sales	(1,266)
Amortization/Accretion	536
Transfers in/out of Level 3	(15,140)
Ending Balance	$ 40,982
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 2,135
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	6,250
Transfers in/out of Level 3	(72,670)
Ending Balance	$ (68,053)
Realized gain (loss) on Swap Agreements for the period	$ (3,918)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 6,244

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $6,884,957,000. Net unrealized appreciation aggregated $88,828,000, of which $224,850,000 related to appreciated investment securities and $136,022,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $105,956,000 representing 1.6% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.105

AIGB-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,223	$ 1,246
5.875% 3/15/11	2,059	2,160
		3,406
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,575
Trustees of Dartmouth College 4.75% 6/1/19	1	1
		4,576
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	472	489
5.875% 1/15/36	1,620	1,377
6.375% 6/15/14	7,400	8,007
		9,873
Media - 1.7%
AOL Time Warner, Inc. 6.75% 4/15/11	15,991	17,066
Comcast Corp.:
4.95% 6/15/16	9,366	9,779
5.85% 1/15/10	2,559	2,574
6.55% 7/1/39	6,000	6,376
COX Communications, Inc.:
4.625% 1/15/10	3,874	3,889
6.25% 6/1/18 (d)	1,086	1,157
6.45% 12/1/36 (d)	1,525	1,521
6.95% 6/1/38 (d)	2,280	2,428
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,720
8.25% 2/1/30	11,272	9,962
News America Holdings, Inc. 7.75% 12/1/45	3,549	3,953
News America, Inc.:
6.15% 3/1/37	3,755	3,761
6.9% 3/1/19	11,574	13,266
Time Warner Cable, Inc. 5.85% 5/1/17	11,782	12,560
Viacom, Inc.:
4.375% 9/15/14	7,082	7,382
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
6.125% 10/5/17	$ 5,422	$ 5,960
6.75% 10/5/37	5,000	5,327
		111,681
TOTAL CONSUMER DISCRETIONARY		129,536
CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	5,675	6,152
6.875% 11/15/19 (d)	16,892	19,279
Diageo Capital PLC 5.2% 1/30/13	1,782	1,937
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	6,896
		34,264
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	7,276
Food Products - 0.2%
Kraft Foods, Inc.:
5.625% 11/1/11	2,298	2,458
6% 2/11/13	5,827	6,342
6.25% 6/1/12	3,588	3,922
		12,722
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,042
9.7% 11/10/18	6,979	8,635
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,303
7.25% 6/15/37	13,136	13,245
		39,225
TOTAL CONSUMER STAPLES		93,487
ENERGY - 2.9%
Energy Equipment & Services - 0.4%
BJ Services Co. 6% 6/1/18	8,410	8,867
DCP Midstream LLC:
6.75% 9/15/37 (d)	4,304	4,072
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
9.75% 3/15/19 (d)	$ 3,394	$ 4,140
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,294
9.625% 3/1/19	4,130	5,160
		23,533
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,602
Anadarko Petroleum Corp. 5.95% 9/15/16	17,384	18,968
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,822
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	4,820	5,110
6.75% 11/15/39 (d)	4,820	5,298
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	272	272
Duke Energy Field Services:
6.875% 2/1/11	1,383	1,451
7.875% 8/16/10	5,117	5,346
EnCana Corp. 6.3% 11/1/11	2,854	3,093
Enterprise Products Operating LP:
6.65% 4/15/18	6,856	7,597
7.55% 4/15/38	5,906	6,858
Nakilat, Inc. 6.067% 12/31/33 (d)	7,325	6,904
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	3,531	3,249
Nexen, Inc.:
5.05% 11/20/13	3,969	4,142
5.875% 3/10/35	6,230	5,867
6.4% 5/15/37	4,561	4,555
Pemex Project Funding Master Trust 0.9344% 12/3/12 (d)(j)	7,003	6,730
Petro-Canada:
6.05% 5/15/18	2,460	2,673
6.8% 5/15/38	6,080	6,695
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	6,475	6,596
6.875% 1/20/40	13,064	13,452
Petroleum Export Ltd. 4.633% 6/15/10 (d)	68	67
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,624
5.5% 9/30/14 (d)	4,894	5,139
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III: - continued
6.75% 9/30/19 (d)	$ 3,203	$ 3,491
Spectra Energy Capital, LLC 5.65% 3/1/20	4,574	4,765
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	8,287
6.85% 6/1/39	2,162	2,408
Texas Eastern Transmission LP 6% 9/15/17 (d)	13,001	14,220
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,681
		165,962
TOTAL ENERGY		189,495
FINANCIALS - 12.9%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 4.245% 1/7/10	752	753
BlackRock, Inc. 6.25% 9/15/17	4,776	5,281
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,132
5.95% 1/18/18	6,036	6,458
6% 5/1/14	6,745	7,443
6.15% 4/1/18	5,599	6,043
6.6% 1/15/12	1,373	1,502
6.75% 10/1/37	11,200	11,527
6.875% 1/15/11	112	119
7.5% 2/15/19	3,514	4,150
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,368	3,363
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,945
JPMorgan Chase Capital XX 6.55% 9/29/36	31,862	29,202
Lazard Group LLC:
6.85% 6/15/17	3,068	3,147
7.125% 5/15/15	9,694	10,120
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	20,251
Morgan Stanley:
0.5844% 1/9/14 (j)	25,182	23,797
6% 5/13/14	8,475	9,235
6.625% 4/1/18	10,000	10,849
7.3% 5/13/19	5,986	6,748
The Bank of New York, Inc. 4.95% 1/14/11	103	108
		165,173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.9%
American Express Centurion Bank 5.2% 11/26/10	$ 697	$ 722
Bank of America NA:
5.3% 3/15/17	4,800	4,704
6% 10/15/36	4,808	4,782
Bank One Corp. 7.875% 8/1/10	186	195
Barclays Bank PLC 6.75% 5/22/19	7,265	8,242
BB&T Capital Trust IV 6.82% 6/12/77 (j)	720	626
Chase Manhattan Corp. 7.875% 6/15/10	420	435
Credit Suisse (Guernsey) Ltd. 5.86%	7,977	6,641
Credit Suisse First Boston 6% 2/15/18	10,531	11,264
Credit Suisse First Boston New York Branch 5% 5/15/13	5,741	6,200
Credit Suisse New York Branch 5.5% 5/1/14	7,054	7,738
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (d)(j)	1,901	1,787
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,499
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,720
8.25% 3/1/38	1,713	1,642
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,560
HSBC Holdings PLC:
0.4841% 10/6/16 (j)	907	863
6.5% 5/2/36	6,767	7,303
6.5% 9/15/37	2,956	3,146
KeyBank NA 5.8% 7/1/14	1,725	1,720
Korea Development Bank 5.75% 9/10/13	4,034	4,343
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (d)(j)	572	525
National City Bank, Cleveland 4.5% 3/15/10	410	414
PNC Funding Corp.:
0.4206% 1/31/12 (j)	1,433	1,393
4.5% 3/10/10	1,099	1,108
6.7% 6/10/19	3,985	4,514
Regions Bank 6.45% 6/26/37	1,888	1,421
Regions Financial Corp. 7.75% 11/10/14	5,850	5,878
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (d)(j)	898	828
5.805% 6/20/16 (d)(j)	2,020	1,858
Sovereign Bank 1.9906% 8/1/13 (j)	1,297	1,259
Standard Chartered Bank 6.4% 9/26/17 (d)	10,386	10,938
Wachovia Corp.:
0.4134% 4/23/12 (j)	151	148
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.: - continued
0.4144% 10/15/11 (j)	$ 302	$ 298
4.875% 2/15/14	1,057	1,099
Wells Fargo & Co.:
3.75% 10/1/14	7,790	7,854
4.2% 1/15/10	1,193	1,198
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,080	2,158
		125,023
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	7,970	9,439
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,707
Discover Financial Services:
0.8297% 6/11/10 (j)	1,653	1,636
10.25% 7/15/19	4,681	5,498
Household Finance Corp. 6.375% 10/15/11	1,155	1,235
HSBC Finance Corp. 5.25% 1/14/11	818	845
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	1,223	1,222
SLM Corp.:
0.499% 3/15/11 (j)	667	613
0.5122% 10/25/11 (j)	2,316	2,046
0.5822% 1/27/14 (j)	1,322	960
5% 10/1/13	490	426
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	214	222
		27,849
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	9,673	9,865
Citigroup, Inc.:
5.3% 10/17/12	5,103	5,352
5.5% 4/11/13	25,084	25,926
6.125% 11/21/17	3,500	3,516
6.125% 5/15/18	18,795	18,768
6.5% 1/18/11	532	556
8.5% 5/22/19	5,000	5,647
CME Group, Inc. 5.75% 2/15/14	2,967	3,302
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(j)	1,133	521
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	2,465	2,462
6.75% 2/1/11	153	162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	$ 7,691	$ 5,907
5.35% 4/15/12 (d)	1,917	1,734
5.5% 1/15/14 (d)	5,645	4,725
TECO Finance, Inc. 7% 5/1/12	6,735	7,291
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	1,019	1,055
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(j)	6,521	5,771
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	3,828
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	938
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,621
		108,947
Insurance - 2.5%
Allstate Corp.:
6.2% 5/16/14	7,535	8,462
7.45% 5/16/19	5,694	6,809
Assurant, Inc. 5.625% 2/15/14	5,039	5,273
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,124
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	10,553
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	9,124
10.75% 6/15/88 (d)(j)	5,039	5,266
Lincoln National Corp. 7% 5/17/66 (j)	1,398	1,076
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	7,055	8,645
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (d)(j)	11,269	11,073
MetLife, Inc.:
6.125% 12/1/11	535	580
6.75% 6/1/16	5,620	6,456
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	4,449	4,685
5.125% 4/10/13 (d)	7,041	7,553
5.125% 6/10/14 (d)	4,961	5,327
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,887
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,134
New York Life Insurance Co. 6.75% 11/15/39 (d)	4,680	4,728
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,297
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	12,240	13,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
4.75% 9/17/15	$ 6,700	$ 6,821
7.375% 6/15/19	2,170	2,465
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	11,077	9,565
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	5,607
The Chubb Corp. 6.5% 5/15/38	2,676	3,119
		162,606
Real Estate Investment Trusts - 2.8%
AMB Property LP:
5.9% 8/15/13	5,685	5,888
6.3% 6/1/13	5,773	6,069
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,567
6.625% 9/15/11	412	440
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,680	13,900
5.7% 5/1/17	810	734
5.75% 4/1/12	3,961	4,079
Camden Property Trust 5.875% 11/30/12	3,797	4,012
Colonial Properties Trust:
4.8% 4/1/11	473	461
5.5% 10/1/15	7,511	6,979
6.875% 8/15/12	2,950	3,031
Colonial Realty LP 6.05% 9/1/16	5,558	5,143
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,259	3,227
5% 5/3/10	4,036	4,017
5.25% 4/15/11	4,835	4,778
5.375% 10/15/12	3,236	3,085
9.625% 3/15/16	4,996	5,202
Duke Realty LP:
4.625% 5/15/13	176	173
5.25% 1/15/10	816	818
5.4% 8/15/14	6,313	6,278
5.5% 3/1/16	6,313	6,020
5.625% 8/15/11	3,863	3,978
5.875% 8/15/12	711	736
5.95% 2/15/17	1,643	1,582
6.25% 5/15/13	4,560	4,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 6,346	$ 6,199
Equity One, Inc.:
6% 9/15/17	4,047	3,733
6.25% 1/15/17	2,676	2,508
Federal Realty Investment Trust:
5.4% 12/1/13	3,272	3,375
6% 7/15/12	1,979	2,079
6.2% 1/15/17	1,522	1,517
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,653
6.65% 1/15/18	3,835	3,638
Liberty Property LP:
5.5% 12/15/16	3,932	3,743
6.375% 8/15/12	2,724	2,870
6.625% 10/1/17	3,918	3,917
Mack-Cali Realty LP:
5.05% 4/15/10	5,474	5,496
7.75% 2/15/11	1,739	1,814
Reckson Operating Partnership LP:
5.15% 1/15/11	1,794	1,788
6% 3/31/16	1,534	1,351
Simon Property Group LP:
4.6% 6/15/10	4,956	5,026
5% 3/1/12	816	854
5.1% 6/15/15	3,937	4,018
5.3% 5/30/13	220	231
5.375% 6/1/11	2,103	2,200
5.75% 5/1/12	2,369	2,528
7.75% 1/20/11	1,327	1,393
Tanger Properties LP 6.15% 11/15/15	10,207	10,303
UDR, Inc. 5.5% 4/1/14	6,325	6,446
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,145
Washington (REIT) 5.95% 6/15/11	6,289	6,438
		185,204
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.5% 10/1/12	7,592	8,046
6.625% 3/15/12	1,392	1,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 6,814	$ 6,879
Regency Centers LP 6.75% 1/15/12	7,337	7,748
		24,171
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
5.65% 5/1/18	18,622	18,768
6.5% 8/1/16	6,800	7,226
7.375% 5/15/14	5,798	6,508
7.625% 6/1/19	4,600	5,268
Countrywide Home Loans, Inc. 4% 3/22/11	1,217	1,243
Independence Community Bank Corp.:
2.1097% 4/1/14 (j)	3,116	3,018
2.3519% 6/20/13 (j)	1,646	1,616
		43,647
TOTAL FINANCIALS		842,620
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,693
6.25% 6/15/14	3,144	3,488
7.25% 6/15/19	2,036	2,397
		11,578
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	559
Airlines - 0.7%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	353	350
Continental Airlines, Inc.:
6.545% 8/2/20	1,941	1,873
6.795% 2/2/20	752	673
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,749	7,333
7.57% 11/18/10	13,914	13,984
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,912	3,306
8.36% 7/20/20	11,912	10,363
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	$ 176	$ 176
7.186% 10/1/12	437	437
7.811% 4/1/11	2,897	3,823
		42,318
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (j)	2,752	2,735
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
5.15% 10/15/10	1,005	1,043
5.45% 10/15/12	240	265
		1,308
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	573
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	3,739	3,608
TOTAL INDUSTRIALS		51,101
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.45% 1/15/20	4,680	4,760
5.5% 1/15/40	4,680	4,653
		9,413
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,290
6.55% 10/1/17	5,174	5,518
7.125% 10/1/37	2,599	2,704
		14,512
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,797	5,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Chartered Semiconductor Manufacturing Ltd.: - continued
6.375% 8/3/15	$ 6,283	$ 6,300
National Semiconductor Corp. 0.549% 6/15/10 (j)	2,459	2,426
		14,507
TOTAL INFORMATION TECHNOLOGY		38,432
MATERIALS - 1.0%
Chemicals - 0.5%
Dow Chemical Co.:
7.6% 5/15/14	20,383	23,142
8.55% 5/15/19	6,600	7,800
		30,942
Metals & Mining - 0.5%
Anglo American Capital PLC 9.375% 4/8/19 (d)	5,678	7,244
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	5,241	5,880
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,871
7.125% 7/15/28	6,052	6,860
8.95% 5/1/14	6,462	7,771
		35,626
TOTAL MATERIALS		66,568
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	10,394	11,271
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,521
British Telecommunications PLC 9.125% 12/15/10 (c)	1,934	2,076
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,458
5.875% 8/20/13	6,186	6,816
France Telecom SA 7.75% 3/1/11 (c)	2,706	2,921
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,367
7.625% 1/30/11	5,123	5,174
Telecom Italia Capital SA:
4% 1/15/10	1,223	1,227
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
4.875% 10/1/10	$ 3,277	$ 3,369
4.95% 9/30/14	6,637	7,007
5.25% 10/1/15	3,019	3,177
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,772
5.877% 7/15/19	2,416	2,653
6.221% 7/3/17	1,964	2,203
Verizon Communications, Inc. 6.1% 4/15/18	5,800	6,389
		72,401
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	6,274	6,477
5.875% 10/1/19 (d)	6,119	6,333
Sprint Nextel Corp. 6% 12/1/16	12,603	10,870
Vodafone Group PLC:
5.5% 6/15/11	3,420	3,627
5.625% 2/27/17	1,742	1,899
		29,206
TOTAL TELECOMMUNICATION SERVICES		101,607
UTILITIES - 3.5%
Electric Utilities - 1.9%
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,205
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,282
Commonwealth Edison Co. 5.4% 12/15/11	10,787	11,589
EDP Finance BV 6% 2/2/18 (d)	14,961	16,510
Entergy Corp. 7.75% 12/15/09 (d)	5,097	5,098
Exelon Corp. 4.9% 6/15/15	18,546	19,597
FirstEnergy Corp. 6.45% 11/15/11	232	251
Massachusetts Electric Co. 5.9% 11/15/39 (d)	4,675	4,808
Mid-American Energy Co. 5.65% 7/15/12	942	1,034
Nevada Power Co. 6.5% 5/15/18	9,605	10,622
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,301
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,640
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	9,216	7,995
Progress Energy, Inc. 6% 12/1/39	4,672	4,737
		123,669
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 3,626	$ 3,812
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,399
		7,211
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	82	90
Duke Capital LLC 5.668% 8/15/14	7,906	8,506
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	15,109
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,410
6.5% 5/1/18	6,705	7,244
PSEG Power LLC 7.75% 4/15/11	2,038	2,200
		36,559
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	396
7.5% 9/1/10	475	499
Dominion Resources, Inc.:
5.2% 8/15/19	3,643	3,832
6.3% 9/30/66 (j)	2,345	2,064
7.5% 6/30/66 (j)	5,908	5,819
DTE Energy Co. 7.05% 6/1/11	3,168	3,377
KeySpan Corp. 7.625% 11/15/10	212	225
National Grid PLC 6.3% 8/1/16	15,626	17,275
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,827
5.45% 9/15/20	6,378	6,205
6.4% 3/15/18	10,710	11,197
7.875% 11/15/10	1,421	1,495
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	11,838	10,447
		64,658
TOTAL UTILITIES		232,097
TOTAL NONCONVERTIBLE BONDS (Cost $1,687,718)		1,756,521
U.S. Government and Government Agency Obligations - 30.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 5.25% 9/15/39	$ 12,000	$ 12,296
U.S. Treasury Inflation Protected Obligations - 7.6%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	92,489	94,774
2% 1/15/14	24,194	25,945
2.125% 1/15/19	65,383	71,524
2.375% 1/15/17 (g)	184,913	204,680
2.375% 1/15/27	26,773	29,534
2.375% 1/15/27	2,302	2,540
2.625% 7/15/17	57,230	64,590
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		493,587
U.S. Treasury Obligations - 22.9%
U.S. Treasury Bonds 4.5% 8/15/39	69,900	73,537
U.S. Treasury Notes:
0.75% 11/30/11	471,073	471,846
1.375% 11/15/12	4,008	4,039
2.625% 7/31/14	184,815	191,226
2.75% 10/31/13	499,918	523,440
4% 8/15/18	205,291	219,854
5.125% 5/15/16	10,500	12,173
TOTAL U.S. TREASURY OBLIGATIONS		1,496,115
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,950,402)		2,001,998
U.S. Government Agency - Mortgage Securities - 16.9%

Fannie Mae - 15.2%
3.45% 10/1/34 (j)	10,989	11,447
4% 12/1/24 (e)	13,000	13,350
4% 12/1/24 (e)	14,000	14,377
4% 12/1/24 (e)	2,000	2,054
4% 12/1/24 (e)	3,000	3,081
4% 12/1/24 (e)	4,000	4,108
4% 9/1/39 to 10/1/39	10,983	11,043
4.027% 9/1/33 (j)	2,734	2,840
4.05% 8/1/35 (j)	1,838	1,895
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.291% 6/1/36 (j)	$ 403	$ 419
4.5% 4/1/23 to 9/1/39	78,656	80,843
4.5% 12/1/24 (e)	10,000	10,475
4.5% 12/1/39 (e)	6,000	6,157
4.5% 12/1/39 (e)	17,000	17,446
4.5% 12/1/39 (e)	9,000	9,236
4.5% 12/1/39 (e)	40,000	41,048
4.511% 11/1/35 (j)	14,481	15,134
4.542% 9/1/35 (j)	5,553	5,765
4.603% 5/1/35 (j)	14,872	15,470
4.629% 2/1/35 (j)	5,861	6,084
5% 4/1/18 to 6/1/38	121,489	127,966
5% 12/1/24 (e)	5,000	5,311
5% 12/1/24 (e)	8,200	8,709
5% 12/1/39 (e)	2,000	2,097
5% 12/1/39 (e)	1,000	1,049
5% 12/1/39 (e)	5,000	5,243
5% 12/1/39 (e)	12,000	12,583
5% 12/1/39 (e)	13,500	14,155
5.179% 4/1/36 (j)	9,465	9,779
5.5% 1/1/24 to 7/1/38	155,869	166,674
5.5% 12/1/24 (e)(f)	13,000	13,919
5.5% 12/1/24 (e)(f)	18,000	19,272
5.5% 12/1/39 (e)	22,500	23,924
5.5% 12/1/39 (e)	16,000	17,013
5.569% 7/1/37 (j)	1,270	1,323
5.976% 4/1/36 (j)	888	930
6% 7/1/21 to 11/1/38	103,160	111,352
6% 12/1/39 (e)(f)	26,000	27,869
6% 12/1/39 (e)	14,000	15,006
6% 12/1/39 (e)(f)	50,000	53,594
6.306% 4/1/36 (j)	1,016	1,077
6.5% 5/1/31 to 9/1/38	61,547	66,871
6.5% 12/1/39 (e)	13,500	14,583
TOTAL FANNIE MAE		992,571
Freddie Mac - 1.3%
3.558% 8/1/35 (j)	8,913	9,206
4.31% 1/1/36 (j)	2,926	3,044
4.334% 10/1/34 (j)	4,733	4,973
4.549% 4/1/35 (j)	12,319	12,815
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.639% 4/1/35 (j)	$ 10,234	$ 10,629
4.724% 7/1/35 (j)	3,662	3,787
5% 9/1/39	3,009	3,171
5.692% 10/1/35 (j)	694	736
6% 6/1/36 to 9/1/37	6,525	7,031
6% 12/1/39 (e)(f)	25,000	26,819
TOTAL FREDDIE MAC		82,211
Government National Mortgage Association - 0.4%
5.5% 12/20/28 to 12/15/38	22,918	24,603
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,069,423)		1,099,385
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (j)	1,444	783
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (j)	618	2
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (j)	174	162
Class M2, 1.3359% 2/25/34 (j)	275	141
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (j)	200	176
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (j)	13	13
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (j)	216	6
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (j)	135	3
Class M5, 0.6259% 4/25/36 (j)	128	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2666% 9/20/13 (j)	1,458	1,399
Series 2006-C1 Class C1, 0.7166% 10/20/14 (j)	330	7
Series 2007-A4 Class A4, 0.2666% 4/22/13 (j)	1,298	1,246
Series 2007-D1 Class D, 1.6366% 1/22/13 (d)(j)	6,136	0*
Airspeed Ltd. Series 2007-1A Class C1, 2.7387% 6/15/32 (d)(j)	6,347	2,888
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (d)(j)	387	387
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	2,720	2,764
Class A4, 3% 10/15/15 (d)	2,700	2,751
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	$ 155	$ 159
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	728
Class E, 6.96% 3/31/16 (d)	3,214	2,706
Series 2007-2M Class A3, 5.22% 4/8/10	162	165
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (j)	91	66
Series 2004-R11 Class M1, 0.8959% 11/25/34 (j)	454	223
Series 2004-R2 Class M3, 0.7859% 4/25/34 (j)	122	46
Series 2005-R2 Class M1, 0.6859% 4/25/35 (j)	1,638	1,211
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (j)	38	22
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (j)	1,012	519
Class M2, 0.8359% 5/25/34 (j)	851	630
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (j)	1,231	379
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (j)	2,117	1,172
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (j)	331	224
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (j)	149	7
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(j)	5,160	0*
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,511
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	4,300	4,365
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	900	792
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (j)	1,821	1,730
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (j)	472	454
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	163	164
Class D, 7.16% 1/15/13 (d)	2,475	2,526
Series 2006-2:
Class B, 5.07% 12/15/11	1,265	1,293
Class C, 5.31% 6/15/12	930	949
Series 2007-1 Class C, 5.38% 11/15/12	331	327
Series 2007-SN1 Class D, 6.05% 1/17/12	162	156
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (d)(j)	$ 9,323	$ 9,345
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	305	308
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5288% 4/15/13 (d)(j)	2,306	2,269
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (d)(j)	363	71
Class B, 0.9866% 7/20/39 (d)(j)	355	48
Class C, 1.3366% 7/20/39 (d)(j)	456	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	670
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (j)	905	32
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (j)	572	11
Series 2006-NC3 Class M10, 2.2359% 8/25/36 (d)(j)	855	24
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (j)	127	4
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (j)	251	10
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (j)	1,429	469
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (d)(j)	158	131
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	358	309
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	198	191
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (j)	607	23
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (j)	2	2
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (j)	86	83
Series 2007-4 Class A1A, 0.3559% 9/25/37 (j)	485	471
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (j)	687	372
Class M4, 1.2059% 4/25/34 (j)	126	66
Series 2004-4 Class M2, 0.7659% 6/25/34 (j)	467	295
Series 2005-3 Class MV1, 0.6559% 8/25/35 (j)	1,448	1,328
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (j)	242	233
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	682	695
Series 2007-B Class A3, 5.47% 11/15/11 (d)	144	145
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CPS Auto Receivables Trust: - continued
Series 2007-C Class A3, 5.43% 5/15/12 (d)	$ 137	$ 139
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,272	2,747
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (j)	2,306	2,297
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,243	1,267
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (j)	31	18
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (j)	231	43
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (j)	4,467	1,317
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (j)	20	5
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (j)	3,613	3,339
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (j)	127	123
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (j)	20	20
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,595
Series 2006-C:
Class B, 5.3% 6/15/12	409	431
Class D, 6.89% 5/15/13 (d)	2,428	2,565
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,378	1,460
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,454
Class A4, 2.98% 8/15/14	3,000	3,081
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (j)	612	569
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	42
Series 2007-1:
Class A4, 5.03% 2/16/15	286	295
Class C, 5.43% 2/16/15	350	252
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (j)	57	27
Class M2, 0.9859% 2/25/34 (j)	91	73
Series 2005-A:
Class M3, 0.7259% 1/25/35 (j)	752	257
Class M4, 0.9159% 1/25/35 (j)	289	34
Series 2006-D Class M1, 0.4659% 11/25/36 (j)	184	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (d)(j)	$ 2,174	$ 1,924
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,854	1,390
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (d)(j)	255	232
Series 2006-2A:
Class A, 0.4188% 11/15/34 (d)(j)	1,602	1,201
Class B, 0.5188% 11/15/34 (d)(j)	580	203
Class C, 0.6188% 11/15/34 (d)(j)	961	269
Class D, 0.9888% 11/15/34 (d)(j)	366	77
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (j)	3,765	3,718
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (j)	751	710
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (j)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	236	232
Series 2007-1:
Class B, 5.53% 12/15/14	55	57
Class C, 5.74% 12/15/14	118	108
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	586	88
Class M1, 0.8859% 6/25/34 (j)	2,042	1,127
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (j)	827	38
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (j)	13	9
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (j)	342	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (d)(j)	523	105
Series 2006-3:
Class B, 0.6359% 9/25/46 (d)(j)	519	83
Class C, 0.7859% 9/25/46 (d)(j)	1,211	133
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (j)	284	152
Series 2003-3 Class M1, 1.5259% 8/25/33 (j)	696	329
Series 2003-5 Class A2, 0.9359% 12/25/33 (j)	26	10
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (j)	181	171
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (j)	2,112	2,013
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (j)	9	8
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (j)	738	444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (j)	$ 1,144	$ 339
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,484
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	61	61
Class C, 5.34% 11/15/12	78	79
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (j)	116	4
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (j)	1,144	616
Class MV1, 0.4659% 11/25/36 (j)	928	91
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (j)	326	13
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (j)	768	624
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (j)	152	151
Class 2C, 1.4331% 3/27/42 (j)	2,011	361
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (d)(j)	369	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,274	2,276
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (j)	230	174
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	20	17
Class C, 5.691% 10/20/28 (d)	9	7
Class D, 6.01% 10/20/28 (d)	108	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (j)	410	19
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (j)	622	26
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (j)	124	56
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	207	209
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (j)	511	363
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (j)	1,882	1,356
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (j)	33	31
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (j)	2,359	1,458
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (j)	45	31
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (j)	350	171
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (j)	$ 317	$ 147
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (j)	331	35
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (j)	95	94
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (j)	47	0*
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (j)	150	3
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	2,480	102
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	3,249	601
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	1,844	17
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	265	15
Series 2006-2 Class AIO, 6% 8/25/11 (l)	132	10
Series 2006-3:
Class A1, 0.2659% 9/25/19 (j)	375	372
Class AIO, 7.1% 1/25/12 (l)	212	28
Series 2006-4:
Class A1, 0.2659% 3/25/25 (j)	530	523
Class AIO, 6.35% 2/27/12 (l)	673	84
Class D, 1.3359% 5/25/32 (j)	1,537	39
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	905	139
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	769	120
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (j)	1,132	238
Series 2005-D Class M2, 0.7059% 2/25/36 (j)	538	52
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (j)	296	285
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (j)	2	2
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (d)(j)	449	175
Series 2006-1A Class A, 1.6366% 3/20/11 (d)(j)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (j)	107	103
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (j)	164	154
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (j)	422	112
Class M4, 1.6859% 9/25/34 (j)	542	73
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (j)	318	35
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (j)	1,624	1,088
Class M3, 0.7959% 1/25/35 (j)	379	205
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Class M4, 1.0659% 1/25/35 (j)	$ 1,171	$ 178
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (j)	1,440	21
Class M9, 2.1159% 5/25/35 (j)	349	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (d)(j)	2,416	2,341
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	302	297
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (j)	407	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (j)	165	160
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (j)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (j)	1,491	834
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (j)	54	1
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (j)	40	21
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (j)	23	21
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (d)(j)	798	707
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (j)	1,009	202
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	4
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (j)	65	16
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (j)	109	67
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (d)(j)	1,038	337
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (j)	2,432	2,213
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (j)	947	947
Class B, 0.5388% 1/15/12 (j)	790	788
Class C, 0.8388% 1/15/12 (j)	1,217	1,211
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	763	711
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (j)	2,667	2,633
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust: - continued
Series 2007-1:
Class B, 0.4588% 6/15/12 (j)	$ 242	$ 236
Class C, 0.7388% 6/15/12 (j)	145	140
Series 2007-2 Class A, 0.8888% 10/15/12 (j)	1,632	1,605
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (j)	23	8
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (d)(j)	1,694	85
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	631	656
Series 2007-A Class A3, 5.28% 2/13/12	606	610
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (j)	2,910	2,812
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	417	425
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	233	239
Class D, 5.54% 12/20/12 (d)	332	319
Class E, 7.05% 5/20/14 (d)	3,929	3,651
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (j)	478	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (d)(j)	6,423	6,133
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	6,931	7,177
Series 2007-A5A Class A5, 0.9888% 10/15/14 (d)(j)	1,020	1,020
Series 2007-C1 Class C1, 0.6388% 5/15/14 (d)(j)	3,966	3,923
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0*
Series 2006-2 Class A2, 0.3359% 7/25/36 (j)	226	221
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (d)(j)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $157,892)		159,855
Collateralized Mortgage Obligations - 1.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (d)(j)	$ 1,133	$ 736
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (j)	1,123	254
Class C, 5.6986% 4/10/49 (j)	2,997	635
Class D, 5.6986% 4/10/49 (j)	1,500	283
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (j)	1,309	1,145
Series 2004-1 Class 2A2, 3.679% 10/25/34 (j)	1,497	1,287
Series 2004-A Class 2A2, 5.4434% 2/25/34 (j)	198	175
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (j)	120	98
Class 2A2, 4.5597% 3/25/34 (j)	863	747
Series 2004-D Class 2A2, 3.8733% 5/25/34 (j)	1,343	1,172
Series 2004-G Class 2A7, 3.9311% 8/25/34 (j)	1,160	1,009
Series 2004-H Class 2A1, 3.7624% 9/25/34 (j)	1,080	908
Series 2005-H Class 2A2, 4.7964% 9/25/35 (j)	724	309
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(l)	38,417	2,804
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (j)	2,064	1,399
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (d)(j)(l)	2,579	35
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (j)	1,396	1,231
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (j)	1,521	1,386
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (j)	1,372	1,410
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (j)	1,268	1,150
Class A4, 3.2708% 8/25/34 (j)	1,054	961
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	383
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (d)(j)	1,372	1,260
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (j)	25	24
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (j)	1,170	182
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (j)	$ 1,618	$ 1,423
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (j)	2,725	905
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (j)	250	236
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (j)	39	23
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (j)	1,345	1,175
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (d)(j)	2,627	2,315
Class C2, 0.7541% 10/18/54 (d)(j)	881	573
Class M2, 0.5341% 10/18/54 (d)(j)	1,509	1,230
Series 2007-1A Class C2, 0.8341% 10/18/54 (d)(j)	183	170
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (d)(j)	2,144	1,616
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (d)(j)	2,469	1,975
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (j)	117	29
Series 2006-1A Class C2, 0.8366% 12/20/54 (d)(j)	5,059	1,265
Series 2006-2 Class C1, 0.7066% 12/20/54 (j)	4,271	1,281
Series 2006-3 Class C2, 0.7366% 12/20/54 (j)	890	223
Series 2006-4:
Class B1, 0.3266% 12/20/54 (j)	3,376	1,958
Class C1, 0.6166% 12/20/54 (j)	2,064	516
Class M1, 0.4066% 12/20/54 (j)	889	409
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (j)	1,688	506
Class 1M1, 0.3866% 12/20/54 (j)	1,120	504
Class 2C1, 0.6666% 12/20/54 (j)	768	230
Class 2M1, 0.4866% 12/20/54 (j)	1,438	647
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (j)	1,992	498
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (j)	341	110
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (j)	537	424
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (j)	322	166
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (j)	$ 181	$ 59
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,391
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (j)	1,633	1,193
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (j)	2,019	1,860
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (j)	1,540	1,382
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	581
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (d)(j)	322	149
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (j)	1,078	418
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (j)	311	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (j)	1,553	778
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (d)(j)	190	138
Class C, 0.4288% 6/15/22 (d)(j)	1,173	763
Class D, 0.4388% 6/15/22 (d)(j)	452	267
Class E, 0.4488% 6/15/22 (d)(j)	722	354
Class F, 0.4788% 6/15/22 (d)(j)	1,196	526
Class G, 0.5488% 6/15/22 (d)(j)	271	114
Class H, 0.5688% 6/15/22 (d)(j)	542	190
Class J, 0.6088% 6/15/22 (d)(j)	633	177
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (j)	1,705	1,501
Series 2005-A2 Class A7, 4.4759% 2/25/35 (j)	1,656	1,379
Series 2006-A6 Class A4, 3.5963% 10/25/33 (j)	1,200	1,062
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	5,874	5,869
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (j)	2,240	1,512
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (j)	2,252	118
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (j)	1,741	1,593
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (j)	3,737	2,886
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (d)(j)	$ 1,538	$ 887
Class B6, 3.0916% 7/10/35 (d)(j)	2,039	1,010
Series 2004-A:
Class B4, 1.4416% 2/10/36 (d)(j)	567	273
Class B5, 1.9416% 2/10/36 (d)(j)	377	182
Series 2004-B:
Class B4, 1.3416% 2/10/36 (d)(j)	403	172
Class B5, 1.7916% 2/10/36 (d)(j)	298	143
Class B6, 2.2416% 2/10/36 (d)(j)	153	61
Series 2004-C:
Class B4, 1.1916% 9/10/36 (d)(j)	530	241
Class B5, 1.5916% 9/10/36 (d)(j)	589	254
Class B6, 1.9916% 9/10/36 (d)(j)	171	60
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	760	673
Series 2004-SL3 Class A1, 7% 8/25/16	66	59
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (d)(j)	337	241
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	170
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (j)	36	20
Series 2004-7 Class A3B, 1.535% 7/20/34 (j)	23	14
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (d)(j)	63	51
Series 2003-15A Class 4A, 5.3969% 4/25/33 (j)	534	490
Series 2003-20 Class 1A1, 5.5% 7/25/33	520	507
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (j)	2,597	1,222
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (j)	21	20
Series 2003-AR8 Class A, 2.8511% 8/25/33 (j)	864	808
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (j)	2,321	1,910
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 3.154% 11/25/34 (j)	2,188	1,850
Series 2005-AR12 Class 2A6, 3.787% 7/25/35 (j)	3,003	2,685
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,022	1,781
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (j)	$ 1,732	$ 1,524
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (j)	21,160	17,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,412)		103,401
Commercial Mortgage Securities - 8.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (j)	1,605	1,482
Class A2, 6.8024% 2/14/43 (j)	1,009	1,093
Class A3, 6.8524% 2/14/43 (j)	1,089	1,187
Class PS1, 1.3956% 2/14/43 (j)(l)	4,932	192
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (j)	1,602	1,623
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	7,683
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	215	219
Series 2006-5:
Class A1, 5.185% 9/10/47	56	57
Class A2, 5.317% 9/10/47	5,295	5,337
Class A3, 5.39% 9/10/47	1,913	1,860
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,584
Series 2007-2 Class A1, 5.421% 4/10/49	165	171
Series 2007-4 Class A3, 5.8114% 2/10/51 (j)	1,368	1,314
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	112
Series 2007-3:
Class A3, 5.8372% 6/10/49 (j)	2,291	2,208
Class A4, 5.658% 6/10/49 (j)	2,860	2,373
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	239	241
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,653
Series 2004-2:
Class A3, 4.05% 11/10/38	1,774	1,775
Class A4, 4.153% 11/10/38	1,740	1,720
Series 2004-4 Class A3, 4.128% 7/10/42	529	531
Series 2005-1 Class A3, 4.877% 11/10/42	4,284	4,285
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	502	510
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	751
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 343	$ 311
Class K, 6.15% 5/11/35 (d)	638	535
Series 2002-2 Class XP, 1.8075% 7/11/43 (d)(j)(l)	844	1
Series 2003-2 Class XP, 0.3123% 3/11/41 (d)(j)(l)	9,253	30
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,214
Series 2005-6 Class A3, 5.1788% 9/10/47 (j)	2,470	2,479
Series 2007-1 Class B, 5.543% 1/15/49	826	283
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (d)(j)	589	401
Class D, 0.5988% 3/15/22 (d)(j)	597	376
Class E, 0.6388% 3/15/22 (d)(j)	493	286
Class F, 0.7088% 3/15/22 (d)(j)	489	259
Class G, 0.7688% 3/15/22 (d)(j)	317	152
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (d)(j)	882	697
Class D, 0.4488% 10/15/19 (d)(j)	1,077	797
Class E, 0.4788% 10/15/19 (d)(j)	998	679
Class F, 0.5488% 10/15/19 (d)(j)	2,362	1,370
Class G, 0.5688% 10/15/19 (d)(j)	951	428
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (d)(j)	73	37
Series 2004-1:
Class A, 0.5959% 4/25/34 (d)(j)	1,175	852
Class B, 2.1359% 4/25/34 (d)(j)	131	59
Class M1, 0.7959% 4/25/34 (d)(j)	106	66
Class M2, 1.4359% 4/25/34 (d)(j)	97	52
Series 2004-2:
Class A, 0.6659% 8/25/34 (d)(j)	909	661
Class M1, 0.8159% 8/25/34 (d)(j)	165	89
Series 2004-3:
Class A1, 0.6059% 1/25/35 (d)(j)	1,982	1,388
Class A2, 0.6559% 1/25/35 (d)(j)	285	182
Class M1, 0.7359% 1/25/35 (d)(j)	342	185
Class M2, 1.2359% 1/25/35 (d)(j)	172	79
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (d)(j)	1,581	1,062
Class M1, 0.6659% 8/25/35 (d)(j)	83	39
Class M2, 0.7159% 8/25/35 (d)(j)	138	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M3, 0.7359% 8/25/35 (d)(j)	$ 76	$ 31
Class M4, 0.8459% 8/25/35 (d)(j)	70	26
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (d)(j)	618	428
Class A2, 0.6359% 11/25/35 (d)(j)	578	350
Class M1, 0.6759% 11/25/35 (d)(j)	124	58
Class M2, 0.7259% 11/25/35 (d)(j)	93	42
Class M3, 0.7459% 11/25/35 (d)(j)	83	35
Class M4, 0.8359% 11/25/35 (d)(j)	104	41
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (d)(j)	1,439	885
Class B1, 1.6359% 1/25/36 (d)(j)	125	36
Class M1, 0.6859% 1/25/36 (d)(j)	464	223
Class M2, 0.7059% 1/25/36 (d)(j)	139	63
Class M3, 0.7359% 1/25/36 (d)(j)	203	85
Class M4, 0.8459% 1/25/36 (d)(j)	112	42
Class M5, 0.8859% 1/25/36 (d)(j)	112	38
Class M6, 0.9359% 1/25/36 (d)(j)	120	37
Series 2006-1:
Class A2, 0.5959% 4/25/36 (d)(j)	219	130
Class M1, 0.6159% 4/25/36 (d)(j)	133	57
Class M2, 0.6359% 4/25/36 (d)(j)	140	56
Class M3, 0.6559% 4/25/36 (d)(j)	121	45
Class M4, 0.7559% 4/25/36 (d)(j)	68	25
Class M5, 0.7959% 4/25/36 (d)(j)	66	23
Class M6, 0.8759% 4/25/36 (d)(j)	132	43
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (d)(j)	3,876	2,606
Class A2, 0.5159% 7/25/36 (d)(j)	200	118
Class B1, 1.1059% 7/25/36 (d)(j)	127	37
Class B3, 2.9359% 7/25/36 (d)(j)	113	29
Class M1, 0.5459% 7/25/36 (d)(j)	210	88
Class M2, 0.5659% 7/25/36 (d)(j)	148	58
Class M3, 0.5859% 7/25/36 (d)(j)	123	45
Class M4, 0.6559% 7/25/36 (d)(j)	141	49
Class M5, 0.7059% 7/25/36 (d)(j)	102	34
Class M6, 0.7759% 7/25/36 (d)(j)	152	48
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (d)(j)	130	22
Class B2, 1.5859% 10/25/36 (d)(j)	159	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B3, 2.8359% 10/25/36 (d)(j)	$ 153	$ 23
Class M4, 0.6659% 10/25/36 (d)(j)	144	38
Class M5, 0.7159% 10/25/36 (d)(j)	172	41
Class M6, 0.7959% 10/25/36 (d)(j)	337	67
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (d)(j)	710	477
Class A2, 0.5059% 12/25/36 (d)(j)	3,601	1,709
Class B1, 0.9359% 12/25/36 (d)(j)	178	39
Class B2, 1.4859% 12/25/36 (d)(j)	183	36
Class B3, 2.6859% 12/25/36 (d)(j)	192	34
Class M1, 0.5259% 12/25/36 (d)(j)	231	78
Class M2, 0.5459% 12/25/36 (d)(j)	154	48
Class M3, 0.5759% 12/25/36 (d)(j)	156	46
Class M4, 0.6359% 12/25/36 (d)(j)	187	52
Class M5, 0.6759% 12/25/36 (d)(j)	171	45
Class M6, 0.7559% 12/25/36 (d)(j)	154	37
Series 2007-1:
Class A2, 0.5059% 3/25/37 (d)(j)	777	404
Class B1, 0.9059% 3/25/37 (d)(j)	246	47
Class B2, 1.3859% 3/25/37 (d)(j)	179	29
Class B3, 3.5859% 3/25/37 (d)(j)	490	64
Class M1, 0.5059% 3/25/37 (d)(j)	217	86
Class M2, 0.5259% 3/25/37 (d)(j)	162	57
Class M3, 0.5559% 3/25/37 (d)(j)	215	67
Class M4, 0.6059% 3/25/37 (d)(j)	175	49
Class M5, 0.6559% 3/25/37 (d)(j)	182	46
Class M6, 0.7359% 3/25/37 (d)(j)	253	56
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (d)(j)	1,911	1,242
Class A2, 0.5559% 7/25/37 (d)(j)	1,789	841
Class B1, 1.8359% 7/25/37 (d)(j)	536	83
Class B2, 2.4859% 7/25/37 (d)(j)	467	68
Class B3, 3.5859% 7/25/37 (d)(j)	524	73
Class M1, 0.6059% 7/25/37 (d)(j)	610	213
Class M2, 0.6459% 7/25/37 (d)(j)	318	98
Class M3, 0.7259% 7/25/37 (d)(j)	321	84
Class M4, 0.8859% 7/25/37 (d)(j)	668	147
Class M5, 0.9859% 7/25/37 (d)(j)	590	118
Class M6, 1.2359% 7/25/37 (d)(j)	750	128
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5259% 7/25/37 (d)(j)	$ 778	$ 381
Class B1, 1.1859% 7/25/37 (d)(j)	470	92
Class B2, 1.8359% 7/25/37 (d)(j)	1,207	205
Class B3, 4.2359% 7/25/37 (d)(j)	626	92
Class M1, 0.5459% 7/25/37 (d)(j)	413	153
Class M2, 0.5759% 7/25/37 (d)(j)	441	152
Class M3, 0.6059% 7/25/37 (d)(j)	709	229
Class M4, 0.7359% 7/25/37 (d)(j)	1,117	321
Class M5, 0.8359% 7/25/37 (d)(j)	566	138
Class M6, 1.0359% 7/25/37 (d)(j)	430	99
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (d)(j)	254	31
Class B2, 3.6859% 9/25/37 (d)(j)	921	101
Class M1, 1.1859% 9/25/37 (d)(j)	245	61
Class M2, 1.2859% 9/25/37 (d)(j)	245	49
Class M4, 1.8359% 9/25/37 (d)(j)	624	100
Class M5, 1.9859% 9/25/37 (d)(j)	624	87
Class M6, 2.1859% 9/25/37 (d)(j)	625	81
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,798	111
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(l)	8,322	796
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (d)(j)	639	307
Class H, 0.8888% 3/15/19 (d)(j)	429	185
Class J, 1.0888% 3/15/19 (d)(j)	323	123
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (d)(j)	489	256
Class E, 0.5388% 3/15/22 (d)(j)	2,544	1,255
Class F, 0.5888% 3/15/22 (d)(j)	1,561	709
Class G, 0.6388% 3/15/22 (d)(j)	401	170
Class H, 0.7888% 3/15/22 (d)(j)	489	184
Class J, 0.9388% 3/15/22 (d)(j)	489	144
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	724	741
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,646	1,672
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,688
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,684
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	190	196
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	12,314
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW16 Class A4, 5.719% 6/11/40 (j)	$ 803	$ 705
Series 2007-PW17 Class A1, 5.282% 6/11/50	711	727
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,459
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	448	462
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (d)(j)(l)	10,636	95
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	4,787
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (d)(j)(l)	19,965	396
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	206	209
Class A4, 5.4631% 4/12/38 (j)	172	171
Series 2007-PW15 Class A1, 5.016% 2/11/44	361	372
Series 2007-PW16:
Class B, 5.719% 6/11/40 (d)(j)	220	72
Class C, 5.719% 6/11/40 (d)(j)	183	56
Class D, 5.719% 6/11/40 (d)(j)	183	52
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(j)(l)	136,744	1,994
Series 2007-T28 Class X2, 0.182% 9/11/42 (d)(j)(l)	64,096	444
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (d)(j)	811	450
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,607
Class XCL, 2.0852% 5/15/35 (d)(j)(l)	21,942	795
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	546
Class F, 7.734% 1/15/32	298	295
Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	4,025
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(j)	1,395	1,461
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (d)(j)	490	303
Class G, 0.5688% 11/15/36 (d)(j)	408	225
Class H, 0.6088% 11/15/36 (d)(j)	327	168
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,332	816
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	454	469
Class A2, 5.6998% 12/10/49 (j)	1,370	1,381
Class A4, 5.6998% 12/10/49 (j)	3,103	2,741
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (d)(j)	4,955	3,261
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (j)	$ 572	$ 544
Series 2007-CD4:
Class A1, 4.977% 12/11/49	343	350
Class A2A, 5.237% 12/11/49	1,221	1,236
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,286
Class C, 5.476% 12/11/49	2,583	181
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)	186	191
Series 2007-C3 Class A3, 5.8203% 5/15/46 (j)	1,372	1,273
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	1,111
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (d)(j)	3,073	2,305
Class C, 0.5088% 4/15/17 (d)(j)	1,104	762
Class D, 0.5488% 4/15/17 (d)(j)	753	474
Class E, 0.6088% 4/15/17 (d)(j)	240	139
Class F, 0.6488% 4/15/17 (d)(j)	136	69
Class G, 0.7888% 4/15/17 (d)(j)	136	62
Class H, 0.8588% 4/15/17 (d)(j)	136	57
Class J, 1.0888% 4/15/17 (d)(j)	104	39
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (d)(j)	2,155	1,810
Class D, 0.5788% 11/15/17 (d)(j)	112	89
Class E, 0.6288% 11/15/17 (d)(j)	398	302
Class F, 0.6888% 11/15/17 (d)(j)	304	219
Class G, 0.7388% 11/15/17 (d)(j)	210	134
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (d)(j)	1,955	1,447
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	55	55
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,644
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,319	2,266
Series 2007-C9 Class A4, 6.01% 12/10/49 (j)	3,036	2,712
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (d)(j)(l)	2,340	23
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	765
Class XP, 0.4954% 12/10/46 (j)(l)	13,427	197
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	211	212
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	$ 406	$ 416
Class AJ, 5.373% 12/15/39	2,778	1,376
Series 2007-C2:
Class A1, 5.269% 1/15/49	112	115
Class A3, 5.542% 1/15/49 (j)	2,744	2,146
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	209	214
Class A4, 5.7228% 6/15/39 (j)	825	653
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,735
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (j)(l)	8,533	175
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	992
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (d)(j)	4,895	1,958
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,408
Series 2002-CP5 Class A1, 4.106% 12/15/35	95	97
Series 2004-C1:
Class A3, 4.321% 1/15/37	436	443
Class A4, 4.75% 1/15/37	639	638
Series 1998-C1 Class D, 7.17% 5/17/40	1,386	1,420
Series 1999-C1 Class E, 8.0306% 9/15/41 (j)	1,418	1,415
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (j)(l)	3,956	59
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (d)(j)(l)	12,714	342
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (d)(j)(l)	6,979	27
Series 2004-C1 Class ASP, 0.9531% 1/15/37 (d)(j)(l)	74,214	831
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	7,244	7,197
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (d)(j)	519	296
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(j)	1,479	695
0.5088% 2/15/22 (d)(j)	528	169
Class F, 0.5588% 2/15/22 (d)(j)	1,056	306
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	135	138
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (j)(l)	$ 26,883	$ 370
Class B, 5.487% 2/15/40 (d)(j)	2,097	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	464
Class G, 6.936% 3/15/33 (d)	903	811
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	5,461
Series 2001-1 Class X1, 1.0461% 5/15/33 (d)(j)(l)	14,124	176
Series 2004-C1 Class X2, 1.3053% 11/10/38 (d)(j)(l)	7,350	79
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	392	133
Series 2007-C1 Class XP, 0.2088% 12/10/49 (j)(l)	25,932	186
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6845% 12/10/38 (d)(j)(l)	8,430	48
Series 2004-C3 Class X2, 0.602% 12/10/41 (j)(l)	5,617	61
Series 2005-C1 Class X2, 0.6559% 5/10/43 (j)(l)	7,478	83
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (d)(j)	516	264
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	881
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,334	1,389
Class A2, 5.597% 12/10/49	2,744	2,764
Series 2007-GG9:
Class A1, 5.233% 3/10/39	326	333
Class A4, 5.444% 3/10/39	3,989	3,404
Series 2003-C1 Class XP, 2.0345% 7/5/35 (d)(j)(l)	4,449	45
Series 2003-C2 Class XP, 0.9802% 1/5/36 (d)(j)(l)	10,134	63
Series 2005-GG3 Class XP, 0.879% 8/10/42 (d)(j)(l)	27,404	425
Series 2006-GG7:
Class A3, 5.9181% 7/10/38 (j)	3,617	3,615
Class A4, 6.1162% 7/10/38 (j)	10,620	9,643
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	33,662	390
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (d)(j)	$ 69	$ 52
Class D, 0.5216% 6/6/20 (d)(j)	327	190
Class E, 0.6116% 6/6/20 (d)(j)	379	212
Class F, 0.6816% 6/6/20 (d)(j)	662	364
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (d)(j)	1,304	1,108
Class D, 0.6116% 3/6/20 (d)(j)	8,605	7,228
Class F, 0.7216% 3/6/20 (d)(j)	107	88
Class G, 0.7616% 3/6/20 (d)(j)	54	43
Class H, 0.8916% 3/6/20 (d)(j)	600	474
Class J, 1.0916% 3/6/20 (d)(j)	860	662
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	431
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (d)(j)(l)	31,039	454
Series 2006-GG6 Class A2, 5.506% 4/10/38	8,045	8,147
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,058	2,063
Class A4, 5.56% 11/10/39 (j)	10,543	9,096
Series 2007-GG10:
Class A1, 5.69% 8/10/45	188	194
Class A2, 5.778% 8/10/45	654	669
Class A4, 5.8051% 8/10/45 (j)	3,687	3,035
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9681% 1/15/38 (d)(j)(l)	2,259	20
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (d)(j)(l)	2,355	25
Series 2006-LDP7 Class A4, 5.875% 4/15/45 (j)	9,200	8,749
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (d)(j)	1,145	687
Class C, 0.4488% 11/15/18 (d)(j)	813	447
Class D, 0.4688% 11/15/18 (d)(j)	257	128
Class E, 0.5188% 11/15/18 (d)(j)	369	177
Class F, 0.5688% 11/15/18 (d)(j)	555	244
Class G, 0.5988% 11/15/18 (d)(j)	482	203
Class H, 0.7388% 11/15/18 (d)(j)	369	140
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (j)	4,080	3,960
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,066	1,964
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 1,102	$ 1,046
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	812
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	652	617
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (j)	4,812	4,217
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	5,982
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (j)	3,852	3,905
Class A4, 5.8181% 6/15/49 (j)	2,036	1,756
Series 2007-LDP10 Class A1, 5.122% 1/15/49	125	128
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,153
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (j)	1,235	409
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(j)	694	222
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	378
Series 2007-CB19:
Class B, 5.7442% 2/12/49	117	38
Class C, 5.7462% 2/12/49	307	94
Class D, 5.7462% 2/12/49	322	92
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	83
Class CS, 5.466% 1/15/49 (j)	113	34
Class ES, 5.5454% 1/15/49 (d)(j)	709	123
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	566	564
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	1,072	1,104
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	275
Series 2001-C3 Class A1, 6.058% 6/15/20	84	85
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	662
Class A4, 5.156% 2/15/31	521	509
Series 2006-C3 Class A1, 5.478% 3/15/39	98	100
Series 2006-C6:
Class A1, 5.23% 9/15/39	191	195
Class A2, 5.262% 9/15/39 (j)	2,394	2,429
Series 2006-C7:
Class A1, 5.279% 11/15/38	137	141
Class A2, 5.3% 11/15/38	1,509	1,518
Class A3, 5.347% 11/15/38	1,022	964
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	$ 178	$ 183
Class A4, 5.424% 2/15/40	8,354	6,962
Series 2007-C2:
Class A1, 5.226% 2/15/40	141	144
Class A3, 5.43% 2/15/40	2,501	2,169
Series 2000-C5 Class E, 7.29% 12/15/32	96	96
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,718
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,474
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (d)(j)(l)	5,757	27
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (d)(j)(l)	14,791	179
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	324	324
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (j)(l)	4,625	74
Series 2006-C3 Class A3 5.689% 3/15/32	620	612
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (j)(l)	7,799	163
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	1,046
Class D, 5.563% 2/15/40 (j)	549	165
Class E, 5.582% 2/15/40 (j)	274	69
Class XCP, 0.4739% 2/15/40 (j)(l)	3,348	46
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,413
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	3,911
Class XCP, 0.3054% 9/15/45 (j)(l)	110,403	1,301
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	392	398
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,077	1,838
Class C, 4.13% 11/20/37 (d)	5,919	4,794
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (d)(j)	440	171
Class E, 0.5288% 9/15/21 (d)(j)	1,586	489
Class F, 0.5788% 9/15/21 (d)(j)	906	237
Class G, 0.5988% 9/15/21 (d)(j)	1,791	324
Class H, 0.6388% 9/15/21 (d)(j)	462	75
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,587
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	$ 144	$ 146
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,427
Series 2007-C1 Class A1, 4.533% 6/12/50	1,001	1,022
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (j)	2,253	2,267
Series 2005-LC1 Class F, 5.378% 1/12/44 (d)(j)	1,194	357
Series 2006-C1 Class A2, 5.611% 5/12/39 (j)	1,935	1,957
Series 2007-C1 Class A4, 5.8285% 6/12/50 (j)	5,194	4,527
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,565
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (j)	639	590
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,447
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,119
Series 2007-5:
Class A1, 4.275% 8/12/48	94	95
Class A3, 5.364% 8/12/48	535	468
Class A4, 5.378% 8/12/48	55	42
Class B, 5.479% 2/12/17	4,116	1,062
Series 2007-6:
Class A1, 5.175% 3/12/51	110	112
Class A4, 5.485% 3/12/51 (j)	3,250	2,609
Series 2007-7 Class A4, 5.7484% 6/12/50 (j)	4,802	3,908
Series 2007-8 Class A1, 4.622% 8/12/49	340	348
Series 2006-2 Class A4, 5.9092% 6/12/46 (j)	833	809
Series 2006-4 Class XP, 0.6226% 12/12/49 (j)(l)	28,866	604
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	320
Series 2007-7 Class B, 5.75% 6/12/50	1,765	327
Series 2007-8 Class A3, 5.9568% 8/12/49 (j)	1,183	1,049
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (d)(j)	23	21
Class H, 0.628% 8/15/19 (d)(j)	109	85
Class J, 0.698% 8/15/19 (d)(j)	82	61
Series 2006-XLF:
Class C, 1.438% 7/15/19 (d)(j)	653	78
Class F, 0.5588% 7/15/19 (d)(j)	1,321	991
Class G, 0.5988% 7/15/19 (d)(j)	750	375
Series 2007-XCLA Class A1, 0.438% 7/17/17 (d)(j)	2,108	822
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLCA Class B, 0.7388% 7/17/17 (d)(j)	$ 1,792	$ 81
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (d)(j)	788	236
Class D, 0.428% 10/15/20 (d)(j)	529	116
Class E, 0.488% 10/15/20 (d)(j)	662	99
Class F, 0.538% 10/15/20 (d)(j)	397	48
Class G, 0.578% 10/15/20 (d)(j)	491	54
Class H, 0.668% 10/15/20 (d)(j)	309	9
Class J, 0.818% 10/15/20 (d)(j)	353	7
Class MHRO, 0.928% 10/15/20 (d)(j)	424	47
Class MJPM, 1.238% 10/15/20 (d)(j)	166	15
Class MSTR, 0.938% 10/15/20 (d)(j)	300	42
Class NHRO, 1.128% 10/15/20 (d)(j)	641	64
Class NSTR, 1.088% 10/15/20 (d)(j)	276	33
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (d)(j)(l)	4,224	61
Series 2004-HQ3 Class A2, 4.05% 1/13/41	379	382
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,012
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,278
Series 2006-HQ8 Class A1, 5.124% 3/12/44	12	12
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	305	314
Class A31, 5.439% 2/12/44 (j)	10,884	10,568
Series 2007-IQ13 Class A1, 5.05% 3/15/44	316	325
Series 2007-IQ14 Class A1, 5.38% 4/15/49	294	302
Series 2007-IQ15 Class A4, 5.8804% 6/11/49 (j)	6,250	5,518
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	12,242
Series 2007-T25:
Class A1, 5.391% 11/12/49	177	183
Class A2, 5.507% 11/12/49	1,349	1,343
Series 2007-T27 Class A4, 5.804% 6/11/42	5,025	4,807
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (d)(j)(l)	9,930	103
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (d)(j)(l)	16,777	341
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (d)(j)(l)	5,823	86
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (j)	2,128	2,150
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,036	862
Series 2006-IQ11 Class A4, 5.7701% 10/15/42 (j)	412	403
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	540
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.8074% 8/12/41 (j)	$ 700	$ 703
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,488	919
Series 2007-HQ12:
Class A4, 5.6317% 4/12/49 (j)	7,259	6,326
Series A1, 5.519% 4/12/49 (j)	515	537
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	1,682
Class AAB, 5.654% 4/15/49	3,010	2,929
Class B, 5.914% 4/15/49	337	70
Series 2007-T25 Class A3, 5.514% 11/12/49	33,625	31,724
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (d)(j)	2,423	109
Class D, 0.9388% 7/17/17 (d)(j)	1,140	51
Class E, 1.0388% 7/17/17 (d)(j)	927	42
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	29	30
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (d)(j)	15	15
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	195	205
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,244
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (d)(j)	1,013	860
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (d)(j)	1,377	577
Class F, 0.585% 8/11/18 (d)(j)	1,490	566
Class G, 0.605% 8/11/18 (d)(j)	1,411	502
Class J, 0.845% 8/11/18 (d)(j)	314	66
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (d)(j)	105	21
Class AP2, 1.0388% 6/15/20 (d)(j)	175	26
Class F, 0.7188% 6/15/20 (d)(j)	3,396	611
Class LXR1, 0.9388% 6/15/20 (d)(j)	169	34
Class LXR2, 1.0388% 6/15/20 (d)(j)	2,315	231
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	434	440
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,609	2,632
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,238
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29:
Class A1, 5.11% 11/15/48	$ 585	$ 599
Class A3, 5.313% 11/15/48	3,644	3,539
Series 2007-C30:
Class A1, 5.031% 12/15/43	179	183
Class A3, 5.246% 12/15/43	1,178	1,146
Class A4, 5.305% 12/15/43	403	346
Class A5, 5.342% 12/15/43	1,468	1,127
Series 2007-C31:
Class A1, 5.14% 4/15/47	64	65
Class A4, 5.509% 4/15/47	3,101	2,486
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (j)	1,646	1,647
Class A3, 5.7404% 6/15/49 (j)	19,610	16,299
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	652	473
Series 2003-C8 Class XP, 0.3668% 11/15/35 (d)(j)(l)	3,198	13
Series 2003-C9 Class XP, 0.4821% 12/15/35 (d)(j)(l)	3,724	18
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(j)	1,055	897
Class 180B, 5.3979% 10/15/41 (d)(j)	480	384
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	796
Series 2005-C22:
Class B, 5.3547% 12/15/44 (j)	3,042	1,411
Class F, 5.3547% 12/15/44 (d)(j)	2,288	503
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	218
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	4,116	857
Class D, 5.513% 12/15/43 (j)	2,195	353
Class XP, 0.4339% 12/15/43 (d)(j)(l)	16,313	249
Series 2007-C31 Class C, 5.6929% 4/15/47 (j)	5,657	1,024
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,565
Series 2007-C32:
Class D, 5.7404% 6/15/49 (j)	1,031	207
Class E, 5.7404% 6/15/49 (j)	1,625	281
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (j)	$ 908	$ 720
Series 2007-C33 Class B, 5.9023% 2/15/51 (j)	2,307	761
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $471,649)		523,531
Municipal Securities - 0.4%

California Gen. Oblig.:
7.5% 4/1/34	10,005	10,254
7.55% 4/1/39	16,051	16,476
TOTAL MUNICIPAL SECURITIES (Cost $26,346)		26,730
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	544
Bank Notes - 0.0%

Discover Bank 8.7% 11/18/19 (Cost $2,404)	2,410	2,540
Fixed-Income Funds - 16.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,902,091	924,393
Fidelity Specialized High Income Central Fund (k)	1,592,445	148,273
TOTAL FIXED-INCOME FUNDS (Cost $1,047,617)		1,072,666
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $4,291)	$ 4,291	$ 3,966
Cash Equivalents - 3.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $222,648)	$ 222,649	222,648
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $6,743,316)		6,973,785
NET OTHER ASSETS - (6.9)%		(447,942)
NET ASSETS - 100%		$ 6,525,843
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (h)	Oct. 2034	$ 860	(690)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	868	(820)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (i)

	Sept. 2037	$ 8,384	$ (8,049)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (i)	Sept. 2037	22,783	(21,871)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (i)	Sept. 2037	5,103	(4,899)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (i)	Sept. 2037	17,041	(16,360)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (i)	Sept. 2037	9,295	(8,924)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (i)	Sept. 2037	15,219	(14,610)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	652	(488)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)

	Oct. 2034	$ 785	$ (597)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	262	(154)

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)

	March 2034	0*	0*
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (h)	Sept. 2010	11,200	(77)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	228
TOTAL CREDIT DEFAULT SWAPS		105,956	(77,314)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	3,466
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	$ 60,000	$ 1,931
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	1,706
TOTAL INTEREST RATE SWAPS		270,000	7,103
		$ 375,956	$ (70,211)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,411,000 or 8.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $76,262,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$222,648,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 43,583
J.P. Morgan Securities, Inc.	21,791
Mizuho Securities USA, Inc.	79,538
RBC Capital Markets Corp.	1,466
UBS Securities LLC	76,270
$ 222,648
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 9,710
Fidelity Specialized High Income Central Fund	2,684
Total	$ 12,394
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	9,710	-	924,393	11.8%
Fidelity Specialized High Income Central Fund	139,519	2,683	-	148,273	36.0%
Total	$ 1,172,461	$ 12,393	$ 137,142	$ 1,072,666
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,756,521	$ -	$ 1,756,521	$ -
U.S. Government and Government Agency Obligations	2,001,998	-	2,001,998	-
U.S. Government Agency - Mortgage Securities	1,099,385	-	1,099,385	-
Asset-Backed Securities	159,855	-	140,100	19,755
Collateralized Mortgage Obligations	103,401	-	90,224	13,177
Commercial Mortgage Securities	523,531	-	482,549	40,982
Municipal Securities	26,730	-	26,730	-
Supranational Obligations	544	-	544	-
Bank Notes	2,540	-	2,540	-
Fixed-Income Funds	1,072,666	1,072,666	-	-
Preferred Securities	3,966	-	3,966	-
Cash Equivalents	222,648	-	222,648	-
Total Investments in Securities:	$ 6,973,785	$ 1,072,666	$ 5,827,205	$ 73,914
Derivative Instruments:
Assets
Swap Agreements	$ 7,331	$ -	$ 7,331	$ -
Liabilities
Swap Agreements	$ (77,542)	$ -	$ (9,489)	$ (68,053)
Total Derivative Instruments:	$ (70,211)	$ -	$ (2,158)	$ (68,053)
Other Financial Instruments:
Forward Commitments:	$ (904)	$ -	$ (904)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 19,385
Total Realized Gain (Loss)	369
Total Unrealized Gain (Loss)	542
Cost of Purchases	144
Proceeds of Sales	(3,399)
Amortization/Accretion	225
Transfers in/out of Level 3	2,489
Ending Balance	$ 19,755
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 301
Collateralized Mortgage Obligations
Beginning Balance	$ 8,839
Total Realized Gain (Loss)	90
Total Unrealized Gain (Loss)	5,302
Cost of Purchases	-
Proceeds of Sales	(177)
Amortization/Accretion	(85)
Transfers in/out of Level 3	(792)
Ending Balance	$ 13,177
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 4,282
Commercial Mortgage Securities
Beginning Balance	$ 49,959
Total Realized Gain (Loss)	366
Total Unrealized Gain (Loss)	6,527
Cost of Purchases	-
Proceeds of Sales	(1,266)
Amortization/Accretion	536
Transfers in/out of Level 3	(15,140)
Ending Balance	$ 40,982
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 2,135
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	6,250
Transfers in/out of Level 3	(72,670)
Ending Balance	$ (68,053)
Realized gain (loss) on Swap Agreements for the period	$ (3,918)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 6,244

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $6,884,957,000. Net unrealized appreciation aggregated $88,828,000, of which $224,850,000 related to appreciated investment securities and $136,022,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $105,956,000 representing 1.6% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Investment Grade
Bond Fund -
Series Investment Grade Bond
Class F

November 30, 2009

1.873112.101

LIG-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,034,000	$ 1,053,676
5.75% 9/8/11	3,911,000	4,143,392
5.875% 3/15/11	3,192,000	3,349,078
		8,546,146
Diversified Consumer Services - 0.2%
Cornell University 5.45% 2/1/19	5,740,000	6,354,065
Trustees of Dartmouth College 4.75% 6/1/19	1,000	1,062
Trustees of Princeton Univ 5.7% 3/1/39	8,900,000	9,494,431
Yale University 2.9% 10/15/14	10,270,000	10,529,831
		26,379,389
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,635,000	1,810,395
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	3,361,000	3,479,479
5.375% 1/15/16	6,000,000	6,162,324
5.875% 1/15/36	3,125,000	2,656,425
6.375% 6/15/14	12,000,000	12,984,684
		25,282,912
Media - 1.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	12,847,000	13,710,909
6.875% 5/1/12	1,706,000	1,891,693
Comcast Cable Communications, Inc. 6.75% 1/30/11	357,000	378,574
Comcast Corp.:
4.95% 6/15/16	7,822,000	8,167,216
5.5% 3/15/11	267,000	280,634
5.7% 5/15/18	6,074,000	6,449,464
5.85% 1/15/10	2,205,000	2,217,571
5.9% 3/15/16	3,813,000	4,160,635
6.45% 3/15/37	18,770,000	19,584,468
6.55% 7/1/39	10,000,000	10,626,600
COX Communications, Inc.:
4.625% 1/15/10	4,771,000	4,789,464
4.625% 6/1/13	3,122,000	3,293,086
6.25% 6/1/18 (d)	8,906,000	9,491,195
6.45% 12/1/36 (d)	1,060,000	1,057,304
6.95% 6/1/38 (d)	3,505,000	3,732,170
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
5.7% 5/15/13	$ 3,485,000	$ 3,280,256
8.25% 2/1/30	7,833,000	6,922,414
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	2,746,821
News America, Inc.:
4.75% 3/15/10	170,000	170,602
5.3% 12/15/14	612,000	674,530
6.15% 3/1/37	5,610,000	5,618,572
6.2% 12/15/34	7,989,000	7,989,168
6.9% 3/1/19	11,789,000	13,512,139
Time Warner Cable, Inc.:
5.4% 7/2/12	1,708,000	1,840,647
5.85% 5/1/17	17,523,000	18,679,588
6.2% 7/1/13	1,624,000	1,801,571
6.75% 7/1/18	22,463,000	25,075,469
8.75% 2/14/19	1,671,000	2,077,743
Time Warner, Inc.:
5.875% 11/15/16	3,002,000	3,286,965
6.5% 11/15/36	8,223,000	8,734,314
Viacom, Inc.:
6.125% 10/5/17	15,798,000	17,366,299
6.25% 4/30/16	6,675,000	7,369,113
6.75% 10/5/37	3,475,000	3,702,491
		220,679,685
TOTAL CONSUMER DISCRETIONARY		282,698,527
CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	9,087,000	9,850,744
7.2% 1/15/14 (d)	8,300,000	9,532,633
7.75% 1/15/19 (d)	14,500,000	17,389,836
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,353,944
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,133,494
FBG Finance Ltd. 5.125% 6/15/15 (d)	9,570,000	10,150,239
		51,410,890
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.6606% 6/1/10 (h)	$ 1,605,000	$ 1,605,634
6.036% 12/10/28	1,572,144	1,596,072
6.302% 6/1/37 (h)	14,630,000	12,581,800
		15,783,506
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (d)	2,169,000	2,378,124
General Mills, Inc.:
5.2% 3/17/15	2,184,000	2,399,591
5.65% 2/15/19	4,179,000	4,570,422
Kraft Foods, Inc.:
5.625% 11/1/11	4,500,000	4,812,354
6% 2/11/13	4,100,000	4,462,038
6.125% 2/1/18	2,333,000	2,502,087
6.25% 6/1/12	5,918,000	6,469,309
6.75% 2/19/14	1,258,000	1,416,183
		29,010,108
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,251,000	1,346,166
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	5,588,151
9.7% 11/10/18	30,842,000	38,161,053
9.95% 11/10/38	5,667,000	7,339,060
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,905,554
5.65% 5/16/18	2,251,000	2,447,780
Reynolds American, Inc.:
6.75% 6/15/17	8,242,000	8,597,618
7.25% 6/15/37	16,364,000	16,500,001
		82,539,217
TOTAL CONSUMER STAPLES		180,089,887
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	5,845,000	6,162,787
DCP Midstream LLC:
6.75% 9/15/37 (d)	2,991,000	2,829,818
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
9.75% 3/15/19 (d)	$ 5,487,000	$ 6,692,516
Transocean Ltd.:
5.25% 3/15/13	5,583,000	6,024,291
6% 3/15/18	2,050,000	2,242,567
Weatherford International Ltd.:
4.95% 10/15/13	1,218,000	1,293,598
5.15% 3/15/13	6,131,000	6,487,702
9.625% 3/1/19	8,627,000	10,778,022
		42,511,301
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Finance Co. 6.75% 5/1/11	3,007,000	3,197,596
Anadarko Petroleum Corp.:
5.95% 9/15/16	10,643,000	11,612,865
6.45% 9/15/36	5,255,000	5,517,041
BW Group Ltd. 6.625% 6/28/17 (d)	2,067,000	1,767,285
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,144,000	3,386,075
5.7% 5/15/17	3,750,000	4,049,059
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	3,830,000	4,060,742
6.75% 11/15/39 (d)	7,661,000	8,421,032
ConocoPhillips:
4.4% 5/15/13	20,500,000	22,059,579
4.75% 2/1/14	737,000	800,908
5.75% 2/1/19	12,956,000	14,365,302
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	229,642	229,330
Devon Energy Corp. 6.3% 1/15/19	3,000,000	3,412,026
Duke Capital LLC 6.25% 2/15/13	699,000	762,529
Duke Energy Field Services:
5.375% 10/15/15 (d)	855,000	853,623
6.45% 11/3/36 (d)	10,500,000	9,454,032
6.875% 2/1/11	2,787,000	2,923,357
7.875% 8/16/10	4,377,000	4,573,287
El Paso Natural Gas Co. 5.95% 4/15/17	653,000	686,644
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	819,000	899,093
Enbridge Energy Partners LP:
5.875% 12/15/16	1,262,000	1,333,591
6.5% 4/15/18	1,657,000	1,855,046
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Corp.:
4.75% 10/15/13	$ 930,000	$ 988,759
6.3% 11/1/11	2,412,000	2,614,150
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,018,000	2,229,916
Enterprise Products Operating LP:
5.6% 10/15/14	1,367,000	1,487,353
5.65% 4/1/13	487,000	523,817
5.9% 4/15/13	2,263,000	2,447,484
6.65% 4/15/18	6,296,000	6,976,025
7.55% 4/15/38	4,104,000	4,765,524
Gazstream SA 5.625% 7/22/13 (d)	2,779,518	2,835,108
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	2,700,000	2,887,032
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	8,929,000	10,100,333
Lukoil International Finance BV 6.656% 6/7/22 (d)	793,000	739,473
Magellan Midstream Partners LP 6.55% 7/15/19	12,859,000	14,406,619
Nakilat, Inc. 6.067% 12/31/33 (d)	12,062,000	11,369,400
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	2,454,000	2,258,289
Nexen, Inc.:
5.05% 11/20/13	3,550,000	3,704,375
5.2% 3/10/15	635,000	669,114
5.875% 3/10/35	4,330,000	4,077,522
6.4% 5/15/37	5,410,000	5,402,810
NGPL PipeCo LLC 6.514% 12/15/12 (d)	4,388,000	4,831,434
Pemex Project Funding Master Trust:
0.9344% 12/3/12 (d)(h)	4,867,000	4,677,187
1.599% 6/15/10 (d)(h)	871,000	871,000
Petro-Canada:
6.05% 5/15/18	2,920,000	3,172,913
6.8% 5/15/38	4,427,000	4,874,911
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,915,000	15,194,656
6.875% 1/20/40	11,550,000	11,892,746
7.875% 3/15/19	13,538,000	15,767,709
Petroleum Export Ltd. 4.633% 6/15/10 (d)	57,667	56,947
Plains All American Pipeline LP:
6.125% 1/15/17	5,000,000	5,395,645
7.75% 10/15/12	1,648,000	1,876,388
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	1,878,300	2,066,143
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	$ 6,290,000	$ 6,510,144
5.5% 9/30/14 (d)	8,791,000	9,231,631
5.832% 9/30/16 (d)	871,000	931,247
6.75% 9/30/19 (d)	5,754,000	6,270,491
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,901,000	2,083,443
Source Gas LLC 5.9% 4/1/17 (d)	2,476,000	2,227,982
Spectra Energy Capital, LLC:
5.65% 3/1/20	14,234,000	14,828,198
6.2% 4/15/18	5,000,000	5,456,255
Suncor Energy, Inc.:
6.1% 6/1/18	8,697,000	9,528,277
6.5% 6/15/38	1,052,000	1,133,382
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	4,765,458
Texas Eastern Transmission LP 6% 9/15/17 (d)	12,691,000	13,881,073
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	1,656,000	1,549,514
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,142,328
XTO Energy, Inc.:
5% 1/31/15	1,222,000	1,305,345
5.65% 4/1/16	839,000	895,489
6.25% 8/1/17	4,098,000	4,541,957
		345,663,038
TOTAL ENERGY		388,174,339
FINANCIALS - 11.4%
Capital Markets - 2.3%
Bear Stearns Companies, Inc.:
0.4231% 10/22/10 (h)	1,635,000	1,635,697
4.245% 1/7/10	1,486,000	1,488,425
4.5% 10/28/10	1,281,000	1,325,177
5.3% 10/30/15	818,000	895,185
5.35% 2/1/12	1,034,000	1,108,752
6.95% 8/10/12	9,796,000	11,008,177
BlackRock, Inc. 6.25% 9/15/17	8,078,000	8,931,489
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,126,000	4,446,974
5.95% 1/18/18	6,982,000	7,470,300
6.15% 4/1/18	7,759,000	8,374,684
6.6% 1/15/12	1,160,000	1,269,068
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37	$ 2,875,000	$ 2,959,056
6.875% 1/15/11	95,000	100,766
7.5% 2/15/19	33,996,000	40,146,726
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	4,379,000	4,371,941
6.5% 6/15/12	2,916,000	2,947,478
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,352,347
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	36,336,793
Lazard Group LLC:
6.85% 6/15/17	4,815,000	4,938,307
7.125% 5/15/15	7,698,000	8,036,242
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	21,968,000	23,082,085
6.4% 8/28/17	629,000	659,947
6.875% 4/25/18	12,873,000	13,807,953
Morgan Stanley:
0.5344% 1/9/12 (h)	3,083,000	3,020,104
0.5844% 1/9/14 (h)	21,194,000	20,028,266
4.75% 4/1/14	555,000	564,734
5.05% 1/21/11	2,128,000	2,203,842
5.25% 11/2/12	158,000	169,505
5.45% 1/9/17	599,000	615,440
5.625% 9/23/19	13,500,000	13,673,232
5.95% 12/28/17	1,521,000	1,598,798
6% 5/13/14	19,250,000	20,976,783
6.6% 4/1/12	3,997,000	4,366,275
6.625% 4/1/18	7,475,000	8,109,732
6.75% 4/15/11	584,000	622,911
7.3% 5/13/19	22,127,000	24,941,975
Northern Trust Corp. 5.5% 8/15/13	763,000	850,043
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	634,000	645,363
The Bank of New York, Inc.:
4.95% 1/14/11	86,000	89,832
4.95% 11/1/12	2,701,000	2,950,435
UBS AG Stamford Branch:
5.75% 4/25/18	6,739,000	6,964,986
5.875% 12/20/17	2,087,000	2,165,728
		301,251,553
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.8%
American Express Bank FSB:
5.5% 4/16/13	$ 7,769,000	$ 8,335,741
6% 9/13/17	403,000	423,665
American Express Centurion Bank 5.2% 11/26/10	589,000	609,980
ANZ National International Ltd. 6.2% 7/19/13 (d)	713,000	785,015
Bank of America NA 6% 10/15/36	3,342,000	3,324,050
Bank One Corp.:
5.25% 1/30/13	6,298,000	6,742,614
7.875% 8/1/10	642,000	672,888
Barclays Bank PLC 5% 9/22/16	18,775,000	19,473,543
BB&T Capital Trust IV 6.82% 6/12/77 (h)	500,000	435,000
BB&T Corp. 6.5% 8/1/11	869,000	927,275
Chase Manhattan Corp. 7.875% 6/15/10	1,440,000	1,492,816
Credit Suisse (Guernsey) Ltd. 5.86%	5,543,000	4,614,548
Credit Suisse First Boston 6% 2/15/18	23,160,000	24,773,071
Credit Suisse First Boston New York Branch 5% 5/15/13	8,253,000	8,912,695
Credit Suisse New York Branch 5.5% 5/1/14	5,930,000	6,504,919
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (d)(h)	3,783,236	3,556,242
Export-Import Bank of Korea:
5.125% 2/14/11	2,041,000	2,107,235
5.25% 2/10/14 (d)	3,328,000	3,512,155
5.5% 10/17/12	1,577,000	1,688,399
Fifth Third Bancorp:
4.5% 6/1/18	1,539,000	1,265,383
8.25% 3/1/38	7,658,000	7,342,360
HBOS PLC 6.75% 5/21/18 (d)	4,594,000	4,271,832
HSBC Holdings PLC:
0.4841% 10/6/16 (h)	932,000	887,204
6.5% 5/2/36	4,703,000	5,075,214
6.5% 9/15/37	2,054,000	2,186,011
JPMorgan Chase Bank 6% 10/1/17	1,359,000	1,456,086
KeyBank NA:
5.8% 7/1/14	3,726,000	3,715,578
7% 2/1/11	786,000	820,132
Korea Development Bank:
4.625% 9/16/10	1,189,000	1,214,065
5.75% 9/10/13	2,804,000	3,019,067
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (d)(h)	397,000	364,186
National City Bank, Cleveland 4.5% 3/15/10	2,255,000	2,275,209
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
0.4206% 1/31/12 (h)	$ 5,392,000	$ 5,241,164
4.5% 3/10/10	929,000	936,227
6.7% 6/10/19	11,500,000	13,026,683
Regions Bank 6.45% 6/26/37	1,312,000	987,584
Regions Financial Corp. 7.75% 11/10/14	7,740,000	7,777,500
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (d)(h)	922,811	851,342
5.805% 6/20/16 (d)(h)	4,639,000	4,267,880
Standard Chartered Bank 6.4% 9/26/17 (d)	9,197,000	9,685,692
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	2,050,000	1,978,453
Union Planters Corp. 7.75% 3/1/11	419,000	417,377
UnionBanCal Corp. 5.25% 12/16/13	463,000	481,647
US Bancorp 4.2% 5/15/14	13,800,000	14,637,453
Wachovia Bank NA:
4.875% 2/1/15	913,000	944,292
5.85% 2/1/37	7,795,000	7,574,012
Wachovia Corp.:
0.4134% 4/23/12 (h)	507,000	496,102
0.4144% 10/15/11 (h)	3,062,000	3,023,924
4.875% 2/15/14	734,000	763,425
5.625% 10/15/16	12,375,000	12,979,370
5.75% 6/15/17	2,050,000	2,156,329
5.75% 2/1/18	4,000,000	4,207,304
Wells Fargo & Co.:
3.75% 10/1/14	5,000,000	5,041,135
4.2% 1/15/10	2,850,000	2,861,115
5.625% 12/11/17	4,685,000	4,888,601
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,628,758
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	376,000	397,302
7.55% 6/21/10	1,757,000	1,822,740
		244,857,589
Consumer Finance - 1.3%
American General Finance Corp. 6.9% 12/15/17	2,275,000	1,596,929
Capital One Bank USA NA 8.8% 7/15/19	8,200,000	9,711,203
Capital One Financial Corp.:
5.7% 9/15/11	6,468,000	6,835,369
7.375% 5/23/14	8,890,000	10,196,946
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
0.8297% 6/11/10 (h)	$ 1,679,000	$ 1,661,323
6.45% 6/12/17	15,109,000	14,507,586
10.25% 7/15/19	13,563,000	15,929,879
General Electric Capital Corp.:
5.625% 9/15/17	3,505,000	3,655,873
5.625% 5/1/18	10,000,000	10,310,770
5.875% 1/14/38	3,000,000	2,784,510
5.9% 5/13/14	28,973,000	31,776,746
6% 8/7/19	22,000,000	23,173,810
6.375% 11/15/67 (h)	10,755,000	8,845,988
Household Finance Corp.:
6.375% 10/15/11	2,275,000	2,432,976
7% 5/15/12	327,000	359,012
HSBC Finance Corp.:
5.25% 1/14/11	1,539,000	1,590,136
5.25% 1/15/14	683,000	723,182
5.9% 6/19/12	10,000,000	10,731,390
MBNA America Bank NA 7.125% 11/15/12 (d)	450,000	491,775
MBNA Corp. 7.5% 3/15/12	1,043,000	1,148,024
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,001,000	3,998,407
ORIX Corp. 5.48% 11/22/11	269,000	271,654
SLM Corp.:
0.499% 3/15/11 (h)	542,000	498,168
0.5122% 10/25/11 (h)	10,097,000	8,918,842
0.5822% 1/27/14 (h)	918,000	666,427
5.375% 1/15/13	2,851,000	2,553,427
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	399,180	415,395
		175,785,747
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	6,722,000	6,855,499
BP Capital Markets PLC 5.25% 11/7/13	1,942,000	2,160,541
Citigroup, Inc.:
0.3613% 5/18/11 (h)	1,965,000	1,932,900
5.3% 10/17/12	10,566,000	11,081,272
5.5% 4/11/13	26,194,000	27,072,809
6.125% 5/15/18	24,224,000	24,189,287
6.5% 1/18/11	1,364,000	1,424,778
6.5% 8/19/13	10,812,000	11,528,500
8.5% 5/22/19	9,250,000	10,446,737
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc. 5.75% 2/15/14	$ 3,786,000	$ 4,213,269
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	3,921,000	4,369,029
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(h)	3,052,000	1,403,920
International Lease Finance Corp.:
5.4% 2/15/12	2,002,000	1,707,137
5.65% 6/1/14	4,670,000	3,557,517
6.375% 3/25/13	8,051,000	6,480,950
6.625% 11/15/13	1,902,000	1,535,203
JPMorgan Chase & Co.:
4.75% 5/1/13	10,000,000	10,721,480
4.891% 9/1/15 (h)	3,990,000	3,984,917
5.6% 6/1/11	1,495,000	1,596,519
5.75% 1/2/13	1,550,000	1,680,499
6% 1/15/18	10,000,000	10,840,180
6.3% 4/23/19	10,326,000	11,506,603
6.75% 2/1/11	392,000	416,106
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,106,000	4,690,019
5.35% 4/15/12 (d)	1,620,000	1,464,966
5.5% 1/15/14 (d)	4,474,000	3,744,738
5.7% 4/15/17 (d)	1,185,000	887,802
TECO Finance, Inc. 7% 5/1/12	7,905,000	8,557,558
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	862,000	892,174
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	2,263,000	2,266,668
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(h)	11,523,000	10,197,855
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	7,307,000	6,320,555
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	2,103,000	1,698,824
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	1,824,000	1,454,640
		202,881,451
Insurance - 1.7%
Allstate Corp.:
6.2% 5/16/14	7,894,000	8,865,325
7.45% 5/16/19	7,609,000	9,099,048
Assurant, Inc.:
5.625% 2/15/14	4,837,000	5,061,916
6.75% 2/15/34	1,374,000	1,178,892
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,047,452
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	10,095,000	8,176,950
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Jackson National Life Global Funding 5.375% 5/8/13 (d)	$ 526,000	$ 538,693
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (d)	416,000	339,119
6.7% 8/15/16 (d)	6,494,000	6,339,995
10.75% 6/15/88 (d)(h)	3,501,000	3,658,545
Lincoln National Corp. 7% 5/17/66 (h)	972,000	748,440
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,434,000	5,582,158
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	9,000,000	11,027,844
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (d)(h)	12,275,000	12,061,415
MetLife, Inc.:
5% 6/15/15	813,000	873,134
6.125% 12/1/11	1,143,000	1,239,878
6.75% 6/1/16	9,220,000	10,591,291
7.717% 2/15/19	7,227,000	8,666,026
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	2,306,000	2,351,984
5.125% 11/9/11 (d)	3,091,000	3,254,866
5.125% 4/10/13 (d)	5,256,000	5,638,085
5.125% 6/10/14 (d)	8,554,000	9,185,063
Monumental Global Funding II 5.65% 7/14/11 (d)	4,531,000	4,648,756
Monumental Global Funding III 5.5% 4/22/13 (d)	1,539,000	1,616,035
New York Life Global Funding 4.65% 5/9/13 (d)	3,983,000	4,262,041
New York Life Insurance Co. 6.75% 11/15/39 (d)	7,765,000	7,845,275
Pacific Life Global Funding 5.15% 4/15/13 (d)	8,660,000	9,198,150
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	15,690,000	17,917,227
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	930,000	800,271
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,850,838
4.75% 9/17/15	13,500,000	13,743,459
5.15% 1/15/13	1,514,000	1,600,766
5.4% 6/13/35	1,034,000	902,432
5.5% 3/15/16	974,000	1,006,548
5.7% 12/14/36	873,000	790,747
6.2% 1/15/15	1,390,000	1,497,615
7.375% 6/15/19	3,820,000	4,339,004
8.875% 6/15/68 (h)	2,077,000	2,139,310
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	$ 10,034,000	$ 8,664,510
Symetra Financial Corp. 6.125% 4/1/16 (d)	7,887,000	7,203,789
The Chubb Corp.:
5.75% 5/15/18	1,125,000	1,246,172
6.5% 5/15/38	1,859,000	2,166,518
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	873,000	894,977
		226,860,559
Real Estate Investment Trusts - 1.9%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,959,878
6.3% 6/1/13	4,012,000	4,217,647
Arden Realty LP 5.2% 9/1/11	937,000	976,750
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,215,926
5.375% 4/15/14	2,899,000	3,034,134
5.5% 1/15/12	3,780,000	3,987,428
6.125% 11/1/12	2,564,000	2,763,146
6.625% 9/15/11	349,000	372,568
Brandywine Operating Partnership LP:
5.625% 12/15/10	12,648,000	12,851,823
5.7% 5/1/17	4,645,000	4,211,793
5.75% 4/1/12	4,335,000	4,463,763
Camden Property Trust:
4.375% 1/15/10	1,034,000	1,036,953
5.375% 12/15/13	459,000	472,443
5.875% 11/30/12	4,706,000	4,972,816
Colonial Properties Trust:
4.8% 4/1/11	333,000	324,703
5.5% 10/1/15	5,754,000	5,346,427
6.875% 8/15/12	2,050,000	2,106,375
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,573,690
CPG Partners LP 6% 1/15/13	711,000	750,474
Developers Diversified Realty Corp.:
4.625% 8/1/10	4,775,000	4,728,391
5% 5/3/10	4,370,000	4,349,701
5.25% 4/15/11	5,061,000	5,001,660
5.375% 10/15/12	3,148,000	3,000,881
Duke Realty LP:
4.625% 5/15/13	587,000	575,787
5.25% 1/15/10	1,006,000	1,008,866
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 6,098,000	$ 6,063,991
5.5% 3/1/16	10,207,000	9,733,875
5.625% 8/15/11	4,901,000	5,046,810
5.875% 8/15/12	824,000	853,281
5.95% 2/15/17	8,408,000	8,096,719
6.25% 5/15/13	9,106,000	9,438,090
6.5% 1/15/18	12,019,000	11,739,991
Equity One, Inc.:
6% 9/15/17	3,410,000	3,145,053
6.25% 1/15/17	2,204,000	2,065,946
Equity Residential 5.125% 3/15/16	8,850,000	8,803,918
Federal Realty Investment Trust:
5.4% 12/1/13	3,623,000	3,736,969
6% 7/15/12	3,426,000	3,598,537
6.2% 1/15/17	1,491,000	1,486,458
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,744,396
6.25% 6/15/17	861,000	805,072
6.65% 1/15/18	3,097,000	2,938,288
Liberty Property LP:
5.125% 3/2/15	593,000	570,347
5.5% 12/15/16	3,772,000	3,590,552
6.375% 8/15/12	4,758,000	5,013,528
6.625% 10/1/17	10,980,000	10,976,486
Liberty Property Trust 8.5% 8/1/10	7,325,000	7,542,069
Mack-Cali Realty LP:
5.05% 4/15/10	4,381,000	4,398,603
7.75% 2/15/11	2,055,000	2,143,157
Reckson Operating Partnership LP:
5.15% 1/15/11	1,423,000	1,418,540
6% 3/31/16	1,066,000	939,074
Simon Property Group LP:
4.6% 6/15/10	4,210,000	4,269,049
4.875% 8/15/10	471,000	481,741
5% 3/1/12	942,000	985,793
5.1% 6/15/15	6,421,000	6,553,658
5.3% 5/30/13	186,000	195,297
5.375% 6/1/11	1,896,000	1,983,445
5.45% 3/15/13	3,575,000	3,738,957
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.6% 9/1/11	$ 1,900,000	$ 2,001,812
5.75% 5/1/12	5,531,000	5,901,339
7.75% 1/20/11	1,496,000	1,570,552
Tanger Properties LP 6.15% 11/15/15	7,110,000	7,177,076
UDR, Inc. 5.5% 4/1/14	13,876,000	14,141,123
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,494,000	1,490,057
Washington (REIT) 5.95% 6/15/11	6,913,000	7,076,409
		258,760,081
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	4,297,000	4,356,694
5.5% 10/1/12	5,433,000	5,757,600
5.75% 6/15/17	16,162,000	16,562,026
6.625% 3/15/12	968,000	1,041,657
Post Apartment Homes LP:
5.45% 6/1/12	947,000	949,171
6.3% 6/1/13	6,412,000	6,473,228
Regency Centers LP:
4.95% 4/15/14	427,000	412,492
5.25% 8/1/15	1,490,000	1,466,977
5.875% 6/15/17	738,000	707,154
6.75% 1/15/12	5,098,000	5,383,264
		43,110,263
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13	2,479,000	2,591,224
5.65% 5/1/18	21,641,000	21,810,254
6.5% 8/1/16	11,950,000	12,698,285
7.375% 5/15/14	2,137,000	2,398,840
7.625% 6/1/19	25,000,000	28,629,350
Countrywide Financial Corp. 5.8% 6/7/12	5,038,000	5,386,554
Countrywide Home Loans, Inc. 4% 3/22/11	4,053,000	4,140,314
Independence Community Bank Corp.:
2.1097% 4/1/14 (h)	5,580,000	5,404,024
4.9% 9/23/10	1,185,000	1,217,435
		84,276,280
TOTAL FINANCIALS		1,537,783,523
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.4%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	$ 2,066,000	$ 2,302,790
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,134,026
6.3% 8/15/14	2,529,000	2,492,456
Express Scripts, Inc.:
5.25% 6/15/12	8,958,000	9,608,575
6.25% 6/15/14	5,305,000	5,885,765
7.25% 6/15/19	3,435,000	4,043,885
		23,164,707
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	2,009,000	2,297,963
6.45% 9/15/37	1,543,000	1,801,875
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,050,000	2,257,384
Eli Lilly & Co. 4.2% 3/6/14	4,896,000	5,247,973
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,196,014
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,523,670
Roche Holdings, Inc. 5% 3/1/14 (d)	4,153,000	4,540,442
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	669,000	725,052
		30,590,373
TOTAL HEALTH CARE		56,057,870
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	1,845,000	1,875,337
6.375% 6/1/19 (d)	9,485,000	10,537,029
6.4% 12/15/11 (d)	1,011,000	1,084,684
Bombardier, Inc. 6.3% 5/1/14 (d)	5,136,000	4,956,240
United Technologies Corp. 6.125% 2/1/19	2,251,000	2,594,527
		21,047,817
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	472,074	467,354
Continental Airlines, Inc.:
6.545% 8/2/20	1,349,113	1,301,894
6.648% 3/15/19	2,078,083	1,974,178
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.795% 2/2/20	$ 698,051	$ 624,755
6.82% 5/1/18	154,725	145,054
6.9% 7/2/19	597,668	573,762
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,639,893	5,336,748
7.57% 11/18/10	17,649,000	17,737,245
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	4,243,106	3,585,425
8.36% 7/20/20	9,301,122	8,091,977
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	236,020	236,020
7.186% 10/1/12	586,945	586,945
7.811% 4/1/11	2,012,847	2,656,958
		43,318,315
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (h)	3,550,000	3,528,231
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.15% 10/15/10	2,615,000	2,713,674
5.45% 10/15/12	635,000	701,845
6% 10/15/17	2,048,000	2,292,525
General Electric Co. 5.25% 12/6/17	8,512,000	8,853,612
		14,561,656
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	427,000	447,650
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	406,000	398,449
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,599,000	2,508,035
TOTAL INDUSTRIALS		85,810,153
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	7,739,000	7,871,824
5.5% 1/15/40	7,739,000	7,694,292
		15,566,116
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 6,150,000	$ 6,575,199
6% 10/1/12	2,709,000	2,912,148
6.55% 10/1/17	5,245,000	5,594,065
7.125% 10/1/37	11,806,000	12,280,908
		27,362,320
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,120,000	1,186,926
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,324,000	5,309,199
6.375% 8/3/15	4,367,000	4,378,634
National Semiconductor Corp. 0.549% 6/15/10 (h)	2,617,000	2,581,862
		12,269,695
TOTAL INFORMATION TECHNOLOGY		56,385,057
MATERIALS - 1.2%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	11,300,000	11,944,518
7.6% 5/15/14	17,131,000	19,449,921
8.55% 5/15/19	19,612,000	23,178,521
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	10,889,000	11,067,852
Lubrizol Corp. 8.875% 2/1/19	3,259,000	4,109,104
		69,749,916
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,281,000	1,347,638
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,197,000	1,279,619
6.4% 1/15/18	1,222,000	1,310,373
		2,589,992
Metals & Mining - 0.6%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	6,996,000	8,387,630
9.375% 4/8/19 (d)	14,928,000	19,045,411
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	$ 1,381,000	$ 1,490,364
5.5% 4/1/14	8,490,000	9,449,565
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,818,000	3,161,447
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,264,000	7,972,894
6.5% 7/15/18	12,136,000	13,449,819
7.125% 7/15/28	7,314,000	8,290,638
8.95% 5/1/14	7,660,000	9,211,257
Vale Overseas Ltd. 6.25% 1/23/17	1,623,000	1,738,300
		82,197,325
TOTAL MATERIALS		155,884,871
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	1,806,000	2,114,286
AT&T, Inc.:
5.8% 2/15/19	26,142,000	28,225,256
6.3% 1/15/38	5,000,000	5,195,200
6.7% 11/15/13	820,000	940,239
6.8% 5/15/36	7,223,000	7,832,275
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,434,000	5,225,199
British Telecommunications PLC 9.125% 12/15/10 (c)	3,533,000	3,792,283
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,579,000	4,946,657
5.875% 8/20/13	4,299,000	4,737,094
France Telecom SA 7.75% 3/1/11 (c)	2,286,000	2,467,744
SBC Communications, Inc.:
5.1% 9/15/14	1,516,000	1,650,742
5.875% 2/1/12	1,911,000	2,074,561
SBC Communications, Inc.: - continued
5.875% 8/15/12	683,000	753,096
Sprint Capital Corp.:
6.875% 11/15/28	4,047,000	3,035,250
7.625% 1/30/11	4,772,000	4,819,720
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 1/15/10	$ 4,451,000	$ 4,465,951
4.875% 10/1/10	2,769,000	2,847,003
4.95% 9/30/14	6,856,000	7,238,627
5.25% 10/1/15	4,673,000	4,917,618
6.999% 6/4/18	4,029,000	4,492,412
7.175% 6/18/19	15,000,000	16,999,260
7.2% 7/18/36	9,447,000	10,380,373
Telefonica Emisiones SAU:
0.6094% 2/4/13 (h)	1,680,000	1,648,270
5.855% 2/4/13	1,120,000	1,231,040
5.877% 7/15/19	8,985,000	9,867,363
6.221% 7/3/17	4,604,000	5,164,321
6.421% 6/20/16	753,000	853,788
Telefonos de Mexico SA de CV 4.75% 1/27/10	4,335,000	4,356,675
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,312,254
6.1% 4/15/18	20,485,000	22,566,317
6.35% 4/1/19	7,155,000	8,037,140
6.4% 2/15/38	7,002,000	7,509,750
6.9% 4/15/38	8,370,000	9,464,813
Verizon Global Funding Corp. 7.25% 12/1/10	1,916,000	2,035,447
Verizon New England, Inc. 6.5% 9/15/11	1,004,000	1,081,125
Verizon New York, Inc. 6.875% 4/1/12	1,855,000	2,040,739
		208,319,888
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	11,863,000	12,246,329
5.875% 10/1/19 (d)	11,566,000	11,969,908
Sprint Nextel Corp. 6% 12/1/16	9,496,000	8,190,300
Verizon Wireless Capital LLC 5.55% 2/1/14	11,660,000	12,849,996
Vodafone Group PLC:
5% 12/16/13	1,605,000	1,734,015
5.5% 6/15/11	4,818,000	5,110,009
5.625% 2/27/17	2,868,000	3,125,879
		55,226,436
TOTAL TELECOMMUNICATION SERVICES		263,546,324
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 2.8%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	$ 6,458,000	$ 7,168,787
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,284,000	3,617,175
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,585,000	8,147,299
Commonwealth Edison Co.:
5.4% 12/15/11	10,651,000	11,442,593
5.8% 3/15/18	6,260,000	6,839,238
Duke Energy Carolinas LLC 5.25% 1/15/18	1,743,000	1,882,501
EDP Finance BV:
4.9% 10/1/19 (d)	5,000,000	5,144,725
5.375% 11/2/12 (d)	1,393,000	1,523,212
6% 2/2/18 (d)	15,876,000	17,519,976
Entergy Corp. 7.75% 12/15/09 (d)	4,308,000	4,308,836
Exelon Corp. 4.9% 6/15/15	22,411,000	23,680,919
FirstEnergy Corp. 6.45% 11/15/11	376,000	406,957
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (d)	3,098,000	3,219,637
6.05% 8/15/21 (d)	7,216,000	7,553,781
6.8% 8/15/39 (d)	5,186,000	5,388,871
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,571,038
Illinois Power Co. 6.125% 11/15/17	289,000	314,032
Massachusetts Electric Co. 5.9% 11/15/39 (d)	13,499,000	13,884,153
Mid-American Energy Co. 5.65% 7/15/12	796,000	873,907
Nevada Power Co.:
6.5% 5/15/18	15,159,000	16,763,944
6.5% 8/1/18	1,097,000	1,215,419
Oncor Electric Delivery Co. 6.375% 5/1/12	8,891,000	9,702,313
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,528,000	2,761,446
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,191,143
Pepco Holdings, Inc.:
4% 5/15/10	1,559,000	1,577,014
6.45% 8/15/12	2,607,000	2,824,127
7.45% 8/15/32	4,480,000	4,868,483
Potomac Electric Power Co. 7.9% 12/15/38	3,000,000	3,931,323
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	11,570,000	10,036,975
Progress Energy, Inc.:
6% 12/1/39	16,098,000	16,323,082
7.1% 3/1/11	2,365,000	2,519,477
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	3,893,496
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 1,091,000	$ 1,172,689
West Penn Power Co. 5.95% 12/15/17 (d)	220,000	234,417
Wisconsin Electric Power Co. 6.25% 12/1/15	2,105,000	2,464,439
		210,967,424
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,827,000	2,972,251
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,895,000	5,154,792
		8,127,043
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	14,573,000	15,958,499
Duke Capital LLC 5.668% 8/15/14	6,931,000	7,456,855
Exelon Generation Co. LLC 5.35% 1/15/14	10,825,000	11,648,079
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,370,139
6.3% 7/15/13	5,310,000	5,809,591
6.5% 5/1/18	6,905,000	7,460,583
PSEG Power LLC 7.75% 4/15/11	1,723,000	1,860,313
		52,564,059
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	319,000	335,039
7.5% 9/1/10	401,000	421,161
Dominion Resources, Inc.:
4.75% 12/15/10	2,748,000	2,848,827
5.2% 8/15/19	11,723,000	12,332,279
6.3% 9/30/66 (h)	9,472,000	8,335,360
7.5% 6/30/66 (h)	7,382,000	7,271,270
DTE Energy Co. 7.05% 6/1/11	3,366,000	3,588,408
KeySpan Corp. 7.625% 11/15/10	524,000	555,893
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	8,650,000	9,392,836
5.875% 10/1/12	2,041,000	2,251,213
National Grid PLC 6.3% 8/1/16	18,627,000	20,592,204
NiSource Finance Corp.:
5.25% 9/15/17	590,000	578,165
5.4% 7/15/14	2,156,000	2,255,732
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 4,630,000	$ 4,504,110
6.4% 3/15/18	8,370,000	8,750,827
6.8% 1/15/19	6,774,000	7,301,911
7.875% 11/15/10	1,916,000	2,015,492
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	12,541,000	11,067,433
WPS Resources Corp. 6.11% 12/1/66 (h)	617,000	515,195
		104,913,355
TOTAL UTILITIES		376,571,881
TOTAL NONCONVERTIBLE BONDS (Cost $2,918,535,396)		3,383,002,432
U.S. Government and Government Agency Obligations - 31.6%

Other Government Related - 0.1%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (e)	16,000,000	16,388,608
U.S. Government Agency Obligations - 3.1%
Fannie Mae:
1% 11/23/11	48,620,000	48,848,465
2.5% 5/15/14	83,962,000	85,742,750
2.75% 3/13/14	62,362,000	64,468,963
4.375% 7/17/13	1,213,000	1,323,145
5% 2/16/12	29,421,000	32,022,081
5% 2/13/17	12,300,000	13,804,598
5.375% 6/12/17	10,250,000	11,763,536
Federal Home Loan Bank:
1.625% 11/21/12	8,050,000	8,122,007
3.625% 5/29/13	2,240,000	2,393,816
Freddie Mac:
2.125% 3/23/12	53,058,000	54,371,928
2.5% 4/23/14	25,290,000	25,802,021
3.75% 3/27/19	15,000,000	15,245,310
4.125% 12/21/12	18,475,000	19,983,909
5% 1/30/14	8,584,000	9,576,096
5.25% 7/18/11	13,288,000	14,297,689
5.75% 1/15/12	6,122,000	6,749,168
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	$ 543,000	$ 546,832
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		415,062,314
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	24,406,915	27,412,439
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	142,461,953	145,982,208
1.375% 7/15/18	60,090,000	62,091,659
2% 4/15/12	4,278,406	4,510,465
2% 1/15/14	116,008,075	124,403,294
2% 7/15/14	208,521,040	224,783,344
2.125% 1/15/19	70,412,300	77,026,244
2.375% 1/15/17	128,499,562	142,236,243
2.375% 1/15/27	23,567,516	25,998,284
2.625% 7/15/17	36,410,263	41,093,047
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		875,537,227
U.S. Treasury Obligations - 21.9%
U.S. Treasury Bonds:
4.5% 5/15/38	37,064,000	38,963,530
4.5% 8/15/39	50,000,000	52,601,550
4.75% 2/15/37	50,000,000	54,609,400
U.S. Treasury Notes:
0.75% 11/30/11	543,368,000	544,259,667
1.375% 10/15/12	288,737,000	291,398,866
1.75% 3/31/14	2,530,000	2,534,349
1.875% 6/15/12	33,930,000	34,770,310
1.875% 4/30/14	100,000,000	100,468,800
2.375% 8/31/14	100,000,000	102,187,500
2.625% 7/31/14	1,375,000,000	1,422,695,978
3.75% 11/15/18	163,194,000	171,264,433
4% 8/15/18	131,359,000	140,677,345
TOTAL U.S. TREASURY OBLIGATIONS		2,956,431,728
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,191,614,695)		4,263,419,877
U.S. Government Agency - Mortgage Securities - 9.3%
	Principal Amount	Value
Fannie Mae - 7.8%
2.756% 10/1/33 (h)	$ 72,175	$ 74,336
2.783% 2/1/33 (h)	196,417	201,825
2.788% 7/1/34 (h)	5,359,333	5,554,997
2.804% 7/1/35 (h)	858,116	893,913
2.871% 6/1/34 (h)	899,593	934,067
2.998% 4/1/36 (h)	5,304,823	5,413,126
3.026% 7/1/35 (h)	82,269	84,578
3.046% 3/1/35 (h)	41,499	42,896
3.071% 10/1/33 (h)	154,126	160,654
3.133% 1/1/35 (h)	2,963,572	3,029,805
3.147% 10/1/35 (h)	446,524	462,832
3.179% 12/1/34 (h)	281,079	288,770
3.253% 3/1/35 (h)	115,772	119,079
3.264% 9/1/34 (h)	1,865,874	1,925,754
3.273% 7/1/35 (h)	618,059	641,459
3.276% 10/1/33 (h)	202,750	208,339
3.358% 7/1/34 (h)	116,102	119,848
3.378% 7/1/35 (h)	758,840	785,240
3.746% 11/1/36 (h)	1,573,355	1,637,886
3.78% 10/1/35 (h)	5,079,677	5,246,886
3.891% 5/1/35 (h)	439,837	455,316
3.961% 11/1/36 (h)	1,293,762	1,341,799
3.964% 7/1/34 (h)	4,838,539	5,006,437
3.981% 4/1/35 (h)	4,101,430	4,263,892
3.996% 9/1/36 (h)	1,498,411	1,567,941
4% 7/1/18 to 9/1/39	17,864,657	18,170,429
4% 12/1/24 (f)	16,000,000	16,430,766
4% 12/1/24 (f)	14,000,000	14,376,921
4.027% 9/1/33 (h)	1,900,291	1,973,325
4.05% 8/1/35 (h)	1,277,315	1,317,161
4.069% 3/1/34 (h)	192,447	198,492
4.271% 12/1/33 (h)	6,777,695	6,991,945
4.275% 3/1/33 (h)	72,318	74,774
4.291% 6/1/36 (h)	524,809	545,140
4.299% 3/1/33 (h)	87,432	90,553
4.406% 2/1/35 (h)	4,555,917	4,676,143
4.409% 7/1/35 (h)	6,641,062	6,902,747
4.433% 3/1/35 (h)	316,883	327,721
4.457% 3/1/35 (h)	784,665	806,769
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 4/1/23 to 9/1/39	$ 94,265,579	$ 96,892,000
4.5% 12/1/24 (f)	3,000,000	3,142,497
4.5% 12/1/24 (f)	8,000,000	8,379,992
4.5% 12/1/39 (f)	8,000,000	8,209,698
4.5% 12/1/39 (f)	47,000,000	48,231,978
4.521% 2/1/34 (h)	55,394	57,383
4.522% 7/1/35 (h)	5,780,414	5,930,179
4.542% 9/1/35 (h)	7,936,135	8,239,185
4.546% 7/1/35 (h)	440,172	456,058
4.66% 2/1/35 (h)	1,600,563	1,650,000
4.86% 7/1/35 (h)	14,577,996	15,186,846
5% 5/1/23 to 11/1/38	141,763,399	149,222,188
5% 12/1/24 (f)(g)	3,400,000	3,611,202
5% 12/1/39 (f)	10,000,000	10,485,534
5% 12/1/39 (f)	3,000,000	3,145,660
5% 12/1/39 (f)	16,600,000	17,405,986
5.179% 4/1/36 (h)	6,576,941	6,795,671
5.185% 3/1/35 (h)	128,132	131,033
5.198% 5/1/35 (h)	2,696,391	2,779,990
5.5% 7/1/16 to 8/1/38	204,529,001	218,737,785
5.5% 12/1/24 (f)(g)	13,000,000	13,918,610
5.569% 7/1/37 (h)	1,437,603	1,497,667
5.663% 9/1/35 (h)	896,433	949,658
5.976% 4/1/36 (h)	1,054,445	1,104,488
6% 5/1/16 to 11/1/38	130,857,987	141,170,090
6% 12/1/39 (f)	3,000,000	3,215,648
6% 12/1/39 (f)	58,000,000	62,169,191
6.306% 4/1/36 (h)	1,206,205	1,277,824
6.5% 4/1/13 to 9/1/38	72,076,764	78,416,794
6.5% 12/1/39 (f)	16,600,000	17,931,576
7% 11/1/11 to 6/1/33	381,991	422,659
7.5% 8/1/13 to 8/1/29	433,283	478,949
8.5% 5/1/21 to 9/1/25	19,318	21,693
9.5% 2/1/25	3,243	3,577
10.5% 8/1/20	4,482	5,315
11% 8/1/15	664	677
12.5% 12/1/13 to 4/1/15	6,013	6,859
TOTAL FANNIE MAE		1,044,626,701
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.2%
3.155% 2/1/34 (h)	$ 225,737	$ 233,121
3.471% 3/1/35 (h)	621,162	639,412
3.558% 8/1/35 (h)	6,193,233	6,397,003
3.854% 3/1/36 (h)	463,516	477,079
3.862% 1/1/35 (h)	168,957	173,800
4.03% 1/1/35 (h)	1,167,372	1,213,053
4.031% 6/1/35 (h)	332,559	346,058
4.31% 1/1/36 (h)	2,033,519	2,115,319
4.334% 10/1/34 (h)	3,288,918	3,455,673
4.46% 5/1/35 (h)	2,140,580	2,215,907
4.5% 12/1/35	8,805,275	9,088,707
4.549% 4/1/35 (h)	8,630,826	8,978,701
4.724% 7/1/35 (h)	2,544,990	2,631,443
5% 3/1/19 to 9/1/39	17,277,545	18,432,743
5.058% 9/1/35 (h)	34,256,146	36,111,852
5.149% 4/1/35 (h)	1,580,239	1,631,557
5.227% 3/1/33 (h)	38,929	40,432
5.237% 1/1/36 (h)	26,787,572	28,293,998
5.324% 1/1/34 (h)	1,361,884	1,397,845
5.385% 11/1/35 (h)	669,305	705,202
5.515% 1/1/36 (h)	1,732,242	1,821,441
5.692% 10/1/35 (h)	904,714	958,431
6% 11/1/33 to 9/1/37	8,547,303	9,219,080
6% 12/1/39 (f)(g)	26,000,000	27,891,292
7% 8/1/10 to 7/1/13	53,617	55,545
7.5% 2/1/10 to 1/1/33	197,471	213,740
8.5% 9/1/24 to 8/1/27	17,677	20,048
11.5% 10/1/15	1,120	1,273
TOTAL FREDDIE MAC		164,759,755
Government National Mortgage Association - 0.3%
5.5% 12/20/28 to 12/15/38	21,837,708	23,447,753
5.5% 12/1/39 (f)	4,000,000	4,260,625
5.5% 12/1/39 (f)	1,000,000	1,065,156
5.5% 12/1/39 (f)	2,500,000	2,660,955
6% 12/1/39 (f)	9,000,000	9,634,288
7% 1/15/28 to 11/15/32	3,351,723	3,687,905
7.5% 3/15/28 to 10/15/28	4,290	4,736
8% 7/15/17 to 10/15/24	831,418	908,219
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8.5% 5/15/17 to 10/15/21	$ 22,631	$ 25,478
11% 7/20/19 to 8/20/19	1,139	1,358
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		45,696,473
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,229,556,830)		1,255,082,929
Asset-Backed Securities - 3.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (h)	1,543,111	836,851
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (h)	641,061	1,968
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (h)	204,322	190,578
Class M2, 1.3359% 2/25/34 (h)	420,000	215,077
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (h)	206,358	181,468
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (h)	13,646	13,486
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (h)	222,281	5,693
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (h)	139,000	3,332
Class M5, 0.6259% 4/25/36 (h)	132,000	940
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3666% 5/20/13 (h)	2,739,258	2,629,688
Series 2006-A6 Class A6, 0.2666% 9/20/13 (h)	1,727,984	1,658,865
Series 2006-A7 Class A7, 0.2566% 10/20/12 (h)	812,021	779,540
Series 2006-C1 Class C1, 0.7166% 10/20/14 (h)	384,973	7,699
Series 2007-A1 Class A, 0.2866% 1/20/15 (h)	127,582	122,479
Series 2007-A4 Class A4, 0.2666% 4/22/13 (h)	2,174,146	2,087,180
Series 2007-D1 Class D, 1.6366% 1/22/13 (d)(h)	7,316,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7387% 6/15/32 (d)(h)	4,410,323	2,006,697
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (d)(h)	400,086	399,625
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	5,210,000	5,294,194
Class A4, 3% 10/15/15 (d)	9,105,000	9,278,359
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	195,780	200,353
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	$ 1,026,000	$ 920,262
Class E, 6.96% 3/31/16 (d)	2,233,886	1,880,614
Series 2007-2M Class A3, 5.22% 4/8/10	248,099	252,246
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (h)	93,796	68,023
Series 2004-R11 Class M1, 0.8959% 11/25/34 (h)	466,441	229,136
Series 2004-R2 Class M3, 0.7859% 4/25/34 (h)	125,153	47,259
Series 2005-R2 Class M1, 0.6859% 4/25/35 (h)	1,743,000	1,289,133
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (h)	40,480	22,990
Series 2004-W11 Class M2, 0.9359% 11/25/34 (h)	457,000	208,318
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (h)	1,310,000	672,228
Class M2, 0.8359% 5/25/34 (h)	1,094,000	809,943
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (h)	1,266,000	389,387
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (h)	2,253,000	1,247,411
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (h)	351,766	238,431
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (h)	228,000	11,113
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(h)	6,174,000	1
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	11,800,000	12,061,982
Class A4, 3.52% 6/15/16 (d)	10,100,000	10,501,204
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	8,300,000	8,426,321
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.9859% 2/25/35 (h)	1,257,000	410,655
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	5,500,000	5,618,331
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,375,627	1,210,552
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (h)	1,942,869	1,845,725
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (h)	489,712	471,983
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	249,779	250,760
Class D, 7.16% 1/15/13 (d)	1,720,000	1,755,187
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class B, 5.07% 12/15/11	$ 1,933,000	$ 1,976,175
Class C, 5.31% 6/15/12	1,422,000	1,450,791
Series 2007-1 Class C, 5.38% 11/15/12	506,000	500,213
Series 2007-SN1:
Class B, 5.52% 3/15/11	81,000	81,329
Class C, 5.73% 3/15/11	46,000	45,980
Class D, 6.05% 1/17/12	248,000	238,444
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (d)(h)	12,040,000	12,068,895
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	7,709,000	8,060,971
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	466,015	471,381
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.3088% 5/15/13 (h)	1,660,000	1,654,172
Series 2007-C3 Class C3, 0.5288% 4/15/13 (d)(h)	2,375,000	2,337,020
Series 2008-A5 Class A5, 4.85% 2/18/14	5,405,000	5,666,187
Series 2008-A6 Class A6, 1.3388% 3/17/14 (h)	13,801,000	13,862,158
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,714,134
Capital Trust Ltd. Series 2004-1 Class A2, 0.6866% 7/20/39 (d)(h)	252,000	49,140
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	846,037
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (h)	931,000	32,773
Series 2006-NC3 Class M10, 2.2359% 8/25/36 (d)(h)	994,000	27,619
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (h)	195,000	6,517
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (h)	1,471,000	482,589
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (d)(h)	110,646	91,280
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	547,719	471,901
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,281,469
Series 2005-A10 Class A10, 4.65% 12/17/12	5,000,000	5,167,719
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	228,414	220,753
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	27,545,671
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,429,021
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (h)	624,000	23,598
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (h)	$ 2,926	$ 2,906
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (h)	130,877	126,448
Series 2007-4 Class A1A, 0.3559% 9/25/37 (h)	741,610	719,406
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,245,451	125
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (h)	789,000	427,249
Class M4, 1.2059% 4/25/34 (h)	131,909	69,308
Series 2004-4 Class M2, 0.7659% 6/25/34 (h)	496,195	313,672
Series 2005-3 Class MV1, 0.6559% 8/25/35 (h)	1,545,273	1,417,520
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (h)	257,926	248,155
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	861,380	877,236
Series 2007-B Class A3, 5.47% 11/15/11 (d)	219,769	221,595
Series 2007-C Class A3, 5.43% 5/15/12 (d)	209,526	213,025
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,808,000	3,196,588
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (h)	2,458,000	2,447,999
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,571,471	1,602,285
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (h)	31,732	18,169
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (h)	160,000	29,642
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (h)	5,169,000	1,524,270
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (h)	23,256	5,981
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (h)	7,445,930	6,882,389
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (h)	143,427	139,530
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (h)	30,800	30,353
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,966,000	4,159,476
Series 2006-C:
Class B, 5.3% 6/15/12	575,000	606,098
Class D, 6.89% 5/15/13 (d)	2,923,000	3,087,735
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,553,000	1,644,934
Series 2009-D:
Class A3, 2.17% 10/15/13	6,500,000	6,603,113
Class A4, 2.98% 8/15/14	5,800,000	5,957,026
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (h)	$ 635,000	$ 590,446
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	62,000	62,765
Series 2007-1:
Class A4, 5.03% 2/16/15	437,000	451,395
Class C, 5.43% 2/16/15	535,000	385,200
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (h)	39,926	19,026
Class M2, 0.9859% 2/25/34 (h)	63,446	50,647
Series 2005-A:
Class M3, 0.7259% 1/25/35 (h)	801,000	273,822
Class M4, 0.9159% 1/25/35 (h)	296,000	34,514
Series 2006-D Class M1, 0.4659% 11/25/36 (h)	282,000	7,295
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (d)(h)	2,392,000	2,116,629
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	2,343,484	1,757,613
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (d)(h)	262,563	238,276
Series 2006-2A:
Class A, 0.4188% 11/15/34 (d)(h)	2,194,011	1,645,508
Class B, 0.5188% 11/15/34 (d)(h)	793,213	277,624
Class C, 0.6188% 11/15/34 (d)(h)	1,315,719	368,401
Class D, 0.9888% 11/15/34 (d)(h)	500,162	105,034
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (h)	4,010,000	3,959,469
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (h)	1,029,000	973,449
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (h)	643,000	385,800
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	287,036	283,211
Series 2007-1:
Class B, 5.53% 12/15/14	84,794	87,700
Class C, 5.74% 12/15/14	180,143	164,564
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	694,981	103,831
Class M1, 0.8859% 6/25/34 (h)	2,313,000	1,277,045
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (h)	931,000	42,529
Asset-Backed Securities - continued
	Principal Amount	Value
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (h)	$ 13,385	$ 9,836
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (h)	352,000	5,254
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (d)(h)	538,443	107,689
Series 2006-3:
Class B, 0.6359% 9/25/46 (d)(h)	361,000	57,760
Class C, 0.7859% 9/25/46 (d)(h)	1,245,000	136,950
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (h)	433,372	231,532
Series 2003-3 Class M1, 1.5259% 8/25/33 (h)	740,174	350,185
Series 2003-5 Class A2, 0.9359% 12/25/33 (h)	27,804	10,481
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (h)	192,333	182,396
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (h)	2,389,369	2,277,771
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (h)	13,855	12,586
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	8,600,000	8,758,803
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (h)	787,227	473,771
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (h)	1,292,000	382,690
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	6,590,000	6,674,227
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	92,521	92,835
Class C, 5.34% 11/15/12	120,020	120,315
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (h)	178,000	5,964
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (h)	1,255,000	676,092
Class MV1, 0.4659% 11/25/36 (h)	1,020,000	99,789
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (h)	499,000	20,367
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (h)	818,365	664,507
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (h)	156,335	156,199
Class 2C, 1.4331% 3/27/42 (h)	2,867,000	514,581
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	3,140,000	3,142,782
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (h)	237,061	179,001
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	$ 25,513	$ 21,229
Class C, 5.691% 10/20/28 (d)	11,383	8,639
Class D, 6.01% 10/20/28 (d)	136,200	90,621
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (h)	450,000	20,603
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (h)	641,000	26,560
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (h)	189,772	85,536
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	316,819	319,526
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (h)	730,111	518,717
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (h)	2,126,892	1,532,251
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (h)	49,710	47,013
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (h)	2,980,530	1,841,813
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (h)	48,462	33,204
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (h)	360,000	176,239
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (h)	326,000	151,102
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (h)	339,222	35,836
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (h)	96,034	94,861
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (h)	48,471	263
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (h)	229,000	5,002
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(j)	3,791,000	155,431
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	4,105,900	759,592
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	2,819,000	26,499
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	406,000	23,345
Series 2006-2 Class AIO, 6% 8/25/11 (j)	201,000	15,578
Series 2006-3:
Class A1, 0.2659% 9/25/19 (h)	399,842	396,527
Class AIO, 7.1% 1/25/12 (j)	323,000	42,323
Series 2006-4:
Class A1, 0.2659% 3/25/25 (h)	546,199	538,419
Class AIO, 6.35% 2/27/12 (j)	1,029,000	128,450
Class D, 1.3359% 5/25/32 (h)	2,193,000	54,969
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	1,383,000	212,526
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,176,000	183,668
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (h)	1,164,000	244,452
Series 2005-D Class M2, 0.7059% 2/25/36 (h)	704,000	67,962
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	$ 9,225,000	$ 9,424,713
Series 2009-B Class A3, 2.07% 1/15/15	10,060,000	10,134,760
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (h)	314,726	303,097
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (h)	3,219	3,181
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (d)(h)	317,000	123,630
Series 2006-1A Class A, 1.6366% 3/20/11 (d)(h)	962,000	355,940
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (h)	92,532	89,571
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (h)	141,018	132,766
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (h)	435,000	115,659
Class M4, 1.6859% 9/25/34 (h)	558,000	75,300
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (h)	327,000	35,887
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (h)	2,176,000	1,458,379
Class M3, 0.7959% 1/25/35 (h)	391,000	211,307
Class M4, 1.0659% 1/25/35 (h)	1,245,000	189,146
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (h)	1,616,000	24,094
Class M9, 2.1159% 5/25/35 (h)	359,045	1,155
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (d)(h)	2,842,000	2,754,515
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	461,000	453,452
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (h)	515,000	15,492
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (h)	114,614	111,158
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (h)	4,173	1,782
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (h)	1,539,320	860,805
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (h)	83,000	1,322
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (h)	61,566	32,707
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (h)	34,464	31,501
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (d)(h)	879,773	778,688
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (h)	$ 1,043,000	$ 208,600
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	571,164	5,712
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (h)	45,148	10,823
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (h)	115,877	71,614
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (d)(h)	1,104,000	357,962
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (h)	1,827,268	1,662,814
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (h)	1,092,000	1,091,792
Class B, 0.5388% 1/15/12 (h)	897,000	894,715
Class C, 0.8388% 1/15/12 (h)	1,413,000	1,405,995
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	1,165,867	1,086,646
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (h)	2,942,000	2,904,489
Class B, 0.4588% 6/15/12 (h)	369,000	360,236
Class C, 0.7388% 6/15/12 (h)	221,000	213,663
Series 2007-2 Class A, 0.8888% 10/15/12 (h)	2,495,000	2,454,207
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (h)	115,176	39,616
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (d)(h)	2,306,686	115,334
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	798,000	829,540
Series 2007-A Class A3, 5.28% 2/13/12	925,910	932,672
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (h)	3,098,000	2,993,115
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	19,000,000	19,567,291
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	637,564	649,072
Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	16,799,064	17,055,250
Class B, 5.29% 6/20/12 (d)	356,000	365,729
Class D, 5.54% 12/20/12 (d)	507,000	486,720
Class E, 7.05% 5/20/14 (d)	4,753,000	4,416,202
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	$ 749,203	$ 75
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (h)	491,000	8,377
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (d)(h)	7,241,000	6,914,244
Series 2007-A2 Class A2, 0.2688% 5/15/14 (d)(h)	1,290,000	1,286,151
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	10,266,000	10,630,044
Series 2007-A5A Class A5, 0.9888% 10/15/14 (d)(h)	1,720,000	1,720,761
Series 2007-C1 Class C1, 0.6388% 5/15/14 (d)(h)	4,493,000	4,444,134
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6,399	0
Series 2006-2 Class A2, 0.3359% 7/25/36 (h)	156,866	153,318
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (d)(h)	1,459,789	175,175
TOTAL ASSET-BACKED SECURITIES (Cost $378,162,605)		417,226,444
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 1.2%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (d)(h)	1,169,849	760,402
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (h)	824,000	186,701
Class C, 5.6986% 4/10/49 (h)	2,198,000	465,924
Class D, 5.6986% 4/10/49 (h)	1,100,000	207,313
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (h)	1,608,138	1,406,607
Series 2004-1 Class 2A2, 3.679% 10/25/34 (h)	1,584,452	1,362,494
Series 2004-A Class 2A2, 5.4434% 2/25/34 (h)	828,477	732,213
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (h)	155,927	127,105
Class 2A2, 4.5597% 3/25/34 (h)	1,076,282	931,356
Series 2004-D Class 2A2, 3.8733% 5/25/34 (h)	2,052,978	1,790,963
Series 2004-G Class 2A7, 3.9311% 8/25/34 (h)	1,772,618	1,541,518
Series 2004-H Class 2A1, 3.7624% 9/25/34 (h)	1,650,431	1,387,390
Series 2005-H Class 2A2, 4.7964% 9/25/35 (h)	503,008	214,319
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(h)(j)	26,696,102	1,948,815
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (h)	$ 2,204,348	$ 1,493,442
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (d)(h)(j)	3,942,532	54,015
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (h)	1,444,265	1,273,663
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (h)	1,060,179	965,998
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (h)	1,734,000	1,781,873
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (h)	880,741	798,779
Class A4, 3.2708% 8/25/34 (h)	732,178	667,474
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,937,000	484,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (d)(h)	1,734,000	1,592,936
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (h)	26,444	25,534
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (h)	1,245,000	193,534
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (h)	4,681,625	4,117,019
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (h)	2,900,000	963,174
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (h)	266,068	251,816
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (h)	41,590	25,010
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (h)	934,569	816,597
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (d)(h)	2,889,000	2,545,498
Class C2, 0.7541% 10/18/54 (d)(h)	970,000	630,500
Class M2, 0.5341% 10/18/54 (d)(h)	1,661,000	1,353,881
Series 2007-1A Class C2, 0.8341% 10/18/54 (d)(h)	279,000	259,384
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (d)(h)	2,405,000	1,812,985
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (d)(h)	$ 2,545,000	$ 2,036,000
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (h)	178,650	44,662
Series 2006-1A Class C2, 0.8366% 12/20/54 (d)(h)	5,526,000	1,381,500
Series 2006-2 Class C1, 0.7066% 12/20/54 (h)	4,563,000	1,368,900
Series 2006-3 Class C2, 0.7366% 12/20/54 (h)	922,000	230,500
Series 2006-4:
Class B1, 0.3266% 12/20/54 (h)	3,812,000	2,210,960
Class C1, 0.6166% 12/20/54 (h)	2,331,000	582,750
Class M1, 0.4066% 12/20/54 (h)	1,006,000	462,760
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (h)	1,847,000	554,100
Class 1M1, 0.3866% 12/20/54 (h)	1,238,000	557,100
Class 2C1, 0.6666% 12/20/54 (h)	842,000	252,600
Class 2M1, 0.4866% 12/20/54 (h)	1,589,000	715,050
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (h)	2,199,000	549,750
Granite Mortgages Series 2003-2 Class 1A3, 0.5341% 7/20/43 (h)	6,445,919	5,633,271
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7341% 1/20/44 (h)	365,737	117,998
Series 2004-3 Class 2A1, 0.4319% 9/20/44 (h)	4,365,518	3,821,020
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (h)	465,334	367,744
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (h)	343,082	177,217
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (h)	192,606	63,007
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	185,876	191,479
Class A3, 5.447% 6/12/47 (h)	3,289,000	3,022,701
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (h)	1,135,000	829,025
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (h)	1,403,097	1,292,020
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (h)	689,144	629,149
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (h)	1,978,605	1,776,762
Series 2007-A1 Class 1A1, 4.0187% 7/25/35 (h)	3,596,756	3,413,756
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	780,000	735,009
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (d)(h)	$ 343,048	$ 158,399
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (h)	1,146,834	444,655
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (h)	476,000	3,592
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (h)	1,752,292	878,275
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (d)(h)	153,000	111,690
Class C, 0.4288% 6/15/22 (d)(h)	1,288,000	837,200
Class D, 0.4388% 6/15/22 (d)(h)	496,000	292,640
Class E, 0.4488% 6/15/22 (d)(h)	792,000	388,080
Class F, 0.4788% 6/15/22 (d)(h)	1,268,000	557,920
Class G, 0.5488% 6/15/22 (d)(h)	219,000	91,980
Class H, 0.5688% 6/15/22 (d)(h)	595,000	208,250
Class J, 0.6088% 6/15/22 (d)(h)	694,000	194,320
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (h)	1,184,741	1,042,508
Series 2005-A2 Class A7, 4.4759% 2/25/35 (h)	1,151,652	958,504
Series 2006-A6 Class A4, 3.5963% 10/25/33 (h)	833,538	738,037
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	7,424,000	7,417,206
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (h)	2,383,961	1,609,085
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (h)	2,543,000	133,302
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (h)	1,855,000	1,697,752
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (h)	4,455,125	3,440,707
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (d)(h)	1,912,103	1,102,486
Class B6, 3.0916% 7/10/35 (d)(h)	1,786,265	885,094
Series 2004-A:
Class B4, 1.4416% 2/10/36 (d)(h)	583,142	280,724
Class B5, 1.9416% 2/10/36 (d)(h)	389,034	187,359
Series 2004-B:
Class B4, 1.3416% 2/10/36 (d)(h)	488,398	208,350
Class B5, 1.7916% 2/10/36 (d)(h)	290,673	139,521
Class B6, 2.2416% 2/10/36 (d)(h)	56,614	22,426
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.1916% 9/10/36 (d)(h)	$ 640,931	$ 291,239
Class B5, 1.5916% 9/10/36 (d)(h)	712,637	307,075
Class B6, 1.9916% 9/10/36 (d)(h)	44,263	15,594
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,091,007	965,946
Series 2004-SL3 Class A1, 7% 8/25/16	101,658	89,550
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (d)(h)	414,484	296,256
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	245,000	214,654
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (h)	36,583	20,417
Series 2004-7 Class A3B, 1.535% 7/20/34 (h)	23,646	14,888
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (d)(h)	43,578	35,362
Series 2003-15A Class 4A, 5.3969% 4/25/33 (h)	371,219	340,487
Series 2003-20 Class 1A1, 5.5% 7/25/33	361,727	352,468
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (h)	2,763,000	1,299,933
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3559% 7/25/36 (h)	19,347,153	17,849,037
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (h)	22,136	21,730
Series 2003-AR8 Class A, 2.8511% 8/25/33 (h)	600,658	561,571
Series 2005-AR14 Class 1A1, 5.0448% 12/25/35 (h)	3,759,317	3,477,630
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (h)	1,612,658	1,327,563
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.1685% 12/25/34 (h)	3,988,364	3,628,224
Series 2004-H Class A1, 4.5261% 6/25/34 (h)	836,136	780,736
Series 2004-V Class 1A2, 3.3335% 10/25/34 (h)	1,762,418	1,610,048
Series 2004-W Class A9, 3.154% 11/25/34 (h)	1,521,000	1,286,107
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (h)	1,202,408	1,114,912
Series 2005-AR12:
Class 2A5, 3.787% 7/25/35 (h)	11,270,000	9,429,808
Class 2A6, 3.787% 7/25/35 (h)	2,395,306	2,141,702
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	$ 3,090,661	$ 2,723,085
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (h)	2,061,550	1,813,971
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (h)	14,705,006	12,120,431
TOTAL PRIVATE SPONSOR		156,347,758
U.S. Government Agency - 0.3%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4859% 10/25/35 (h)	832,290	820,890
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	296,000	321,094
Series 2005-67 Class HD, 5.5% 12/25/30	6,295,000	6,599,668
Series 2006-4 Class PB, 6% 9/25/35	4,245,187	4,642,000
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	990,871	1,070,172
Series 2004-3 Class BA, 4% 7/25/17	175,728	182,332
Series 2004-86 Class KC, 4.5% 5/25/19	799,772	840,436
Series 2005-41 Class LA, 5.5% 5/25/35	3,824,825	4,090,217
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,836,968	2,005,758
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,032,993	1,107,810
Series 2363 Class PF, 6% 9/15/16	1,367,799	1,466,002
Series 2425 Class JH, 6% 3/15/17	1,072,941	1,167,773
Series 2702 Class WB, 5% 4/15/17	2,820,829	2,923,222
Series 3033 Class UD, 5.5% 10/15/30	2,335,000	2,475,886
Series 3049 Class DB, 5.5% 6/15/31	5,410,000	5,725,045
sequential payer:
Series 2528 Class HN, 5% 11/15/17	3,212,094	3,462,105
Series 2809 Class UA, 4% 12/15/14	72,103	71,992
TOTAL U.S. GOVERNMENT AGENCY		38,972,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $164,929,808)		195,320,160
Commercial Mortgage Securities - 6.3%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (h)	$ 2,029,000	$ 1,873,118
Class A2, 6.8024% 2/14/43 (h)	1,275,000	1,381,757
Class A3, 6.8524% 2/14/43 (h)	1,377,000	1,500,786
Class PS1, 1.3956% 2/14/43 (h)(j)	6,234,095	243,105
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (h)	2,024,000	2,050,940
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	795,270	812,219
Series 2006-5:
Class A1, 5.185% 9/10/47	1,122,785	1,143,006
Class A2, 5.317% 9/10/47	8,231,000	8,295,981
Class A3, 5.39% 9/10/47	2,418,000	2,351,121
Series 2006-6 Class A3, 5.369% 12/10/16	3,468,000	3,265,570
Series 2007-2 Class A1, 5.421% 4/10/49	577,515	598,423
Series 2007-4 Class A3, 5.8114% 2/10/51 (h)	1,729,000	1,660,826
Series 2006-6 Class E, 5.619% 10/10/45 (d)	1,002,000	140,988
Series 2007-3:
Class A3, 5.8372% 6/10/49 (h)	2,896,000	2,790,802
Class A4, 5.658% 6/10/49 (h)	3,615,000	2,999,541
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	301,966	304,287
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	3,352,293
Series 2004-2:
Class A3, 4.05% 11/10/38	2,242,020	2,243,780
Class A4, 4.153% 11/10/38	2,199,000	2,173,444
Series 2004-4 Class A3, 4.128% 7/10/42	669,378	671,682
Series 2004-6 Class A2, 4.161% 12/10/42	4,477,017	4,474,315
Series 2005-1 Class A3, 4.877% 11/10/42	5,413,969	5,415,452
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	1,936,407	1,967,963
Series 2001-3 Class H, 6.562% 4/11/37 (d)	969,000	948,957
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	434,000	392,981
Class K, 6.15% 5/11/35 (d)	806,000	675,838
Series 2002-2 Class XP, 1.8075% 7/11/43 (d)(h)(j)	1,290,155	1,989
Series 2003-2 Class XP, 0.3123% 3/11/41 (d)(h)(j)	14,142,985	46,610
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	5,387,000	5,326,339
Series 2005-6 Class A3, 5.1788% 9/10/47 (h)	3,121,000	3,131,915
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	357,371
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (d)(h)	$ 745,000	$ 506,600
Class D, 0.5988% 3/15/22 (d)(h)	754,000	475,020
Class E, 0.6388% 3/15/22 (d)(h)	623,000	361,340
Class F, 0.7088% 3/15/22 (d)(h)	502,000	266,060
Class G, 0.7688% 3/15/22 (d)(h)	326,000	156,480
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (d)(h)	1,114,000	880,060
Class D, 0.4488% 10/15/19 (d)(h)	1,361,000	1,007,140
Class E, 0.4788% 10/15/19 (d)(h)	1,261,000	857,480
Class F, 0.5488% 10/15/19 (d)(h)	2,713,000	1,573,540
Class G, 0.5688% 10/15/19 (d)(h)	1,026,000	461,700
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (d)(h)	50,872	25,945
Series 2004-1:
Class A, 0.5959% 4/25/34 (d)(h)	1,349,948	978,780
Class B, 2.1359% 4/25/34 (d)(h)	147,655	66,445
Class M1, 0.7959% 4/25/34 (d)(h)	118,073	73,206
Class M2, 1.4359% 4/25/34 (d)(h)	109,299	57,929
Series 2004-2:
Class A, 0.6659% 8/25/34 (d)(h)	1,026,463	746,937
Class M1, 0.8159% 8/25/34 (d)(h)	114,601	61,885
Series 2004-3:
Class A1, 0.6059% 1/25/35 (d)(h)	2,315,386	1,620,770
Class A2, 0.6559% 1/25/35 (d)(h)	324,263	207,528
Class M1, 0.7359% 1/25/35 (d)(h)	390,203	210,710
Class M2, 1.2359% 1/25/35 (d)(h)	177,427	81,616
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (d)(h)	1,817,389	1,220,377
Class M1, 0.6659% 8/25/35 (d)(h)	85,685	40,075
Class M2, 0.7159% 8/25/35 (d)(h)	141,185	61,627
Class M3, 0.7359% 8/25/35 (d)(h)	78,382	31,941
Class M4, 0.8459% 8/25/35 (d)(h)	48,684	18,412
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (d)(h)	635,793	440,414
Class A2, 0.6359% 11/25/35 (d)(h)	651,197	394,560
Class M2, 0.7259% 11/25/35 (d)(h)	64,270	28,722
Class M3, 0.7459% 11/25/35 (d)(h)	57,896	24,276
Class M4, 0.8359% 11/25/35 (d)(h)	71,706	28,044
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (d)(h)	$ 1,480,042	$ 910,226
Class B1, 1.6359% 1/25/36 (d)(h)	86,250	25,012
Class M1, 0.6859% 1/25/36 (d)(h)	477,247	229,079
Class M2, 0.7059% 1/25/36 (d)(h)	96,599	43,470
Class M3, 0.7359% 1/25/36 (d)(h)	209,299	87,906
Class M4, 0.8459% 1/25/36 (d)(h)	78,200	28,934
Class M5, 0.8859% 1/25/36 (d)(h)	78,200	26,588
Class M6, 0.9359% 1/25/36 (d)(h)	82,800	25,668
Series 2006-1 Class A2, 0.5959% 4/25/36 (d)(h)	225,726	134,036
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (d)(h)	4,457,793	2,996,528
Class A2, 0.5159% 7/25/36 (d)(h)	205,335	121,476
Class B3, 2.9359% 7/25/36 (d)(h)	78,585	20,314
Class M1, 0.5459% 7/25/36 (d)(h)	215,475	90,758
Class M2, 0.5659% 7/25/36 (d)(h)	102,667	39,866
Class M3, 0.5859% 7/25/36 (d)(h)	85,556	31,570
Class M5, 0.7059% 7/25/36 (d)(h)	70,980	23,580
Class M6, 0.7759% 7/25/36 (d)(h)	105,836	33,772
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (d)(h)	90,455	15,377
Class B3, 2.8359% 10/25/36 (d)(h)	106,007	15,901
Class M4, 0.6659% 10/25/36 (d)(h)	99,862	26,464
Class M5, 0.7159% 10/25/36 (d)(h)	119,401	28,656
Class M6, 0.7959% 10/25/36 (d)(h)	345,900	69,180
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (d)(h)	779,736	524,451
Class A2, 0.5059% 12/25/36 (d)(h)	4,119,249	1,955,407
Class B1, 0.9359% 12/25/36 (d)(h)	21,421	4,661
Class B2, 1.4859% 12/25/36 (d)(h)	19,993	3,915
Class B3, 2.6859% 12/25/36 (d)(h)	158,215	27,656
Class M1, 0.5259% 12/25/36 (d)(h)	189,222	63,881
Class M2, 0.5459% 12/25/36 (d)(h)	125,672	39,448
Class M3, 0.5759% 12/25/36 (d)(h)	127,814	37,897
Class M4, 0.6359% 12/25/36 (d)(h)	152,805	42,694
Class M5, 0.6759% 12/25/36 (d)(h)	140,666	36,840
Class M6, 0.7559% 12/25/36 (d)(h)	125,672	30,425
Series 2007-1:
Class A2, 0.5059% 3/25/37 (d)(h)	880,431	457,824
Class B1, 0.9059% 3/25/37 (d)(h)	221,989	42,178
Class B2, 1.3859% 3/25/37 (d)(h)	159,531	25,525
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5859% 3/25/37 (d)(h)	$ 554,597	$ 72,098
Class M1, 0.5059% 3/25/37 (d)(h)	195,651	77,282
Class M2, 0.5259% 3/25/37 (d)(h)	146,739	51,359
Class M3, 0.5559% 3/25/37 (d)(h)	60,953	18,895
Class M4, 0.6059% 3/25/37 (d)(h)	44,398	12,431
Class M5, 0.6559% 3/25/37 (d)(h)	162,541	40,635
Class M6, 0.7359% 3/25/37 (d)(h)	228,009	50,162
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (d)(h)	1,625,129	1,056,334
Class A2, 0.5559% 7/25/37 (d)(h)	1,522,498	715,574
Class B1, 1.8359% 7/25/37 (d)(h)	411,371	63,763
Class B2, 2.4859% 7/25/37 (d)(h)	357,087	51,778
Class B3, 3.5859% 7/25/37 (d)(h)	401,193	56,167
Class M1, 0.6059% 7/25/37 (d)(h)	466,504	163,276
Class M2, 0.6459% 7/25/37 (d)(h)	243,430	75,463
Class M3, 0.7259% 7/25/37 (d)(h)	245,975	63,953
Class M4, 0.8859% 7/25/37 (d)(h)	512,306	112,707
Class M5, 0.9859% 7/25/37 (d)(h)	452,933	90,587
Class M6, 1.2359% 7/25/37 (d)(h)	575,072	97,762
Series 2007-3:
Class A2, 0.5259% 7/25/37 (d)(h)	800,879	391,710
Class B1, 1.1859% 7/25/37 (d)(h)	359,815	70,668
Class B2, 1.8359% 7/25/37 (d)(h)	1,033,018	175,097
Class B3, 4.2359% 7/25/37 (d)(h)	483,139	71,311
Class M1, 0.5459% 7/25/37 (d)(h)	318,466	117,960
Class M2, 0.5759% 7/25/37 (d)(h)	339,503	116,755
Class M3, 0.6059% 7/25/37 (d)(h)	547,703	176,579
Class M4, 0.7359% 7/25/37 (d)(h)	961,200	275,961
Class M5, 0.8359% 7/25/37 (d)(h)	437,437	106,560
Class M6, 1.0359% 7/25/37 (d)(h)	332,249	76,151
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (d)(h)	229,639	27,557
Class B2, 3.6859% 9/25/37 (d)(h)	1,045,253	114,978
Class M1, 1.1859% 9/25/37 (d)(h)	219,961	54,990
Class M2, 1.2859% 9/25/37 (d)(h)	219,961	43,992
Class M4, 1.8359% 9/25/37 (d)(h)	707,393	113,183
Class M5, 1.9859% 9/25/37 (d)(h)	707,393	99,035
Class M6, 2.1859% 9/25/37 (d)(h)	710,913	92,419
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	4,800,417	139,692
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(j)	10,518,322	1,005,552
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (d)(h)	$ 657,000	$ 315,463
Class H, 0.8888% 3/15/19 (d)(h)	442,000	190,129
Class J, 1.0888% 3/15/19 (d)(h)	332,000	126,212
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (d)(h)	554,000	289,802
Class E, 0.5388% 3/15/22 (d)(h)	2,884,000	1,422,485
Class F, 0.5888% 3/15/22 (d)(h)	1,770,000	803,725
Class G, 0.6388% 3/15/22 (d)(h)	364,000	154,380
Class H, 0.7888% 3/15/22 (d)(h)	554,000	208,662
Class J, 0.9388% 3/15/22 (d)(h)	554,000	163,083
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	8,567,159
Series 2003-PWR2 Class A3, 4.834% 5/11/39	914,511	937,003
Series 2004-PWR3 Class A3, 4.487% 2/11/41	2,080,652	2,113,249
Series 2006-PW14 Class A4, 5.201% 12/11/38	2,240,000	2,126,975
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,762,039	1,810,712
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	8,557,637
Series 2007-PW16 Class A4, 5.719% 6/11/40 (h)	2,484,000	2,180,073
Series 2007-PW17 Class A1, 5.282% 6/11/50	967,425	989,702
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	608,142
Class A4, 5.7% 6/11/50	20,000,000	17,232,084
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	566,852	584,356
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (d)(h)(j)	13,441,925	119,784
Series 2003-T12 Class X2, 0.4909% 8/13/39 (d)(h)(j)	27,425,033	254,386
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,050,641
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (d)(h)(j)	25,232,719	501,076
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	260,445	264,146
Class A4, 5.4631% 4/12/38 (h)	217,000	216,270
Series 2007-PW15 Class A1, 5.016% 2/11/44	491,420	505,996
Series 2007-PW16:
Class B, 5.719% 6/11/40 (d)(h)	277,000	90,579
Class C, 5.719% 6/11/40 (d)(h)	231,000	70,818
Class D, 5.719% 6/11/40 (d)(h)	231,000	66,093
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(h)(j)	172,823,303	2,520,455
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class A1, 5.422% 9/11/42	$ 295,367	$ 306,776
Class X2, 0.182% 9/11/42 (d)(h)(j)	81,007,236	561,226
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (d)(h)	834,204	462,934
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	2,037,000	2,030,962
Class XCL, 2.0852% 5/15/35 (d)(h)(j)	27,731,079	1,005,160
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	695,000	689,734
Class F, 7.734% 1/15/32	376,000	372,657
Series 2000-3 Class G 6.887% 10/15/32 (d)	3,994,000	2,797,139
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(h)	1,763,000	1,846,291
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (d)(h)	619,000	382,369
Class G, 0.5688% 11/15/36 (d)(h)	462,000	254,456
Class H, 0.6088% 11/15/36 (d)(h)	368,000	189,303
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,948,000	1,031,800
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	7,166,868	7,397,901
Class A2, 5.6998% 12/10/49 (h)	2,250,000	2,268,043
Class A4, 5.6998% 12/10/49 (h)	4,462,000	3,942,140
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (d)(h)	3,443,000	2,266,409
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (h)	723,000	687,172
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,125,232
Series 2007-CD4:
Class A1, 4.977% 12/11/49	433,533	442,195
Class A2A, 5.237% 12/11/49	1,543,000	1,561,978
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,625,358
Class C, 5.476% 12/11/49	3,265,000	228,550
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	234,477	240,754
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	1,734,000	1,608,911
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	1,404,540
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (d)(h)	$ 3,884,000	$ 2,913,000
Class C, 0.5088% 4/15/17 (d)(h)	1,395,000	962,550
Class D, 0.5488% 4/15/17 (d)(h)	802,000	505,260
Class E, 0.6088% 4/15/17 (d)(h)	247,000	143,260
Class F, 0.6488% 4/15/17 (d)(h)	140,000	71,400
Class G, 0.7888% 4/15/17 (d)(h)	140,000	64,400
Class H, 0.8588% 4/15/17 (d)(h)	140,000	58,800
Class J, 1.0888% 4/15/17 (d)(h)	108,000	41,040
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (d)(h)	2,723,241	2,287,522
Class D, 0.5788% 11/15/17 (d)(h)	141,671	111,920
Class E, 0.6288% 11/15/17 (d)(h)	502,352	381,788
Class F, 0.6888% 11/15/17 (d)(h)	312,088	224,703
Class G, 0.7388% 11/15/17 (d)(h)	216,956	138,852
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (d)(h)	2,471,000	1,828,540
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	69,353	69,584
Series 2006-C8 Class A3, 5.31% 12/10/46	4,941,000	4,604,673
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,931,000	2,863,787
Series 2007-C9 Class A4, 6.01% 12/10/49 (h)	3,836,000	3,426,031
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (d)(h)(j)	3,577,200	34,604
Series 2006-C8:
Class B, 5.44% 12/10/46	3,003,000	966,340
Class XP, 0.4954% 12/10/46 (h)(j)	20,522,086	300,944
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	267,118	267,973
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	2,500,000	2,077,304
Series 2006-C5:
Class A1, 5.297% 12/15/39	621,086	635,830
Class AJ, 5.373% 12/15/39	3,511,000	1,739,241
Series 2007-C2:
Class A1, 5.269% 1/15/49	907,542	928,361
Class A3, 5.542% 1/15/49 (h)	3,468,000	2,712,535
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	$ 286,446	$ 293,797
Class A4, 5.7228% 6/15/39 (h)	1,923,000	1,522,076
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	9,775,624
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (h)(j)	13,042,473	267,116
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	3,962,000	3,164,140
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (d)(h)	6,186,000	2,474,400
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,131,896	1,146,306
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,779,389
Series 2002-CP5 Class A1, 4.106% 12/15/35	145,426	148,504
Series 2004-C1:
Class A3, 4.321% 1/15/37	550,328	559,286
Class A4, 4.75% 1/15/37	807,000	805,951
Series 1998-C1 Class D, 7.17% 5/17/40	1,752,004	1,793,882
Series 1999-C1 Class E, 8.0306% 9/15/41 (h)	1,792,000	1,787,941
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (h)(j)	4,999,530	75,126
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (d)(h)(j)	16,068,375	432,048
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (d)(h)(j)	10,667,693	40,574
Series 2004-C1 Class ASP, 0.9531% 1/15/37 (d)(h)(j)	74,590,633	835,572
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	9,156,000	9,096,497
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (d)(h)	656,000	373,920
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(h)	1,521,000	714,870
0.5088% 2/15/22 (d)(h)	543,000	173,760
Class F, 0.5588% 2/15/22 (d)(h)	1,086,000	314,940
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	170,519	173,976
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (h)(j)	33,976,586	467,358
Class B, 5.487% 2/15/40 (d)(h)	2,651,000	318,120
Commercial Mortgage Securities - continued
	Principal Amount	Value
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 2,804,866	$ 2,839,062
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	618,000	586,869
Class G, 6.936% 3/15/33 (d)	1,141,000	1,024,465
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,121,000	8,903,926
Series 2001-1 Class X1, 1.0461% 5/15/33 (d)(h)(j)	17,850,075	222,034
Series 2004-C1 Class X2, 1.3053% 11/10/38 (d)(h)(j)	11,235,242	121,297
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	495,000	168,472
Series 2007-C1 Class XP, 0.2088% 12/10/49 (h)(j)	35,263,373	252,525
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8618% 10/16/23 (h)	10,235	10,282
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6845% 12/10/38 (d)(h)(j)	12,885,092	72,636
Series 2004-C3 Class X2, 0.602% 12/10/41 (h)(j)	20,103,218	217,101
Series 2005-C1 Class X2, 0.6559% 5/10/43 (h)(j)	9,451,457	104,629
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (d)(h)	652,000	333,039
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,107,000	1,112,752
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,813,995	1,889,031
Class A2, 5.597% 12/10/49	3,468,000	3,493,902
Series 2007-GG9:
Class A1, 5.233% 3/10/39	443,473	453,274
Class A4, 5.444% 3/10/39	16,142,000	13,774,997
Series 2003-C1 Class XP, 2.0345% 7/5/35 (d)(h)(j)	6,800,587	69,298
Series 2003-C2 Class XP, 0.9802% 1/5/36 (d)(h)(j)	15,489,833	96,892
Series 2005-GG3 Class XP, 0.879% 8/10/42 (d)(h)(j)	34,633,799	537,492
Series 2006-GG7:
Class A3, 5.9181% 7/10/38 (h)	4,571,000	4,567,860
Class A4, 6.1162% 7/10/38 (h)	13,274,000	12,052,524
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	42,544,133	493,231
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (d)(h)	$ 88,000	$ 66,000
Class D, 0.5216% 6/6/20 (d)(h)	414,000	240,120
Class E, 0.6116% 6/6/20 (d)(h)	479,000	268,240
Class F, 0.6816% 6/6/20 (d)(h)	681,000	374,550
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (d)(h)	1,781,000	1,513,850
Class D, 0.6116% 3/6/20 (d)(h)	7,692,000	6,461,280
Class F, 0.7216% 3/6/20 (d)(h)	146,000	119,764
Class G, 0.7616% 3/6/20 (d)(h)	74,000	59,200
Class H, 0.8916% 3/6/20 (d)(h)	446,000	352,340
Class J, 1.0916% 3/6/20 (d)(h)	639,000	492,030
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	545,857
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (d)(h)(j)	39,228,979	573,469
Series 2006-GG6:
Class A2, 5.506% 4/10/38	10,168,000	10,296,749
Class A3, 5.5535% 4/10/38 (h)	20,000,000	18,719,482
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	9,531,000	9,555,511
Class A4, 5.56% 11/10/39 (h)	34,187,000	29,494,998
Series 2007-GG10:
Class A1, 5.69% 8/10/45	651,538	672,107
Class A2, 5.778% 8/10/45	826,000	844,635
Class A4, 5.8051% 8/10/45 (h)	21,608,000	17,787,094
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9681% 1/15/38 (d)(h)(j)	3,452,368	30,892
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (d)(h)(j)	3,599,996	37,523
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (d)(h)	1,447,230	868,564
Class C, 0.4488% 11/15/18 (d)(h)	1,027,866	565,487
Class D, 0.4688% 11/15/18 (d)(h)	228,270	114,171
Class E, 0.5188% 11/15/18 (d)(h)	417,408	200,421
Class F, 0.5688% 11/15/18 (d)(h)	625,459	275,300
Class G, 0.5988% 11/15/18 (d)(h)	543,934	228,537
Class H, 0.7388% 11/15/18 (d)(h)	417,408	158,680
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2005-CB11 Class A2, 5.016% 8/12/37	$ 7,617,000	$ 7,614,988
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (h)	5,157,000	5,005,422
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	2,611,000	2,482,436
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,393,000	1,321,991
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,530,384
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	824,000	780,245
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,270,000	3,674,912
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (h)	16,081,000	14,092,153
Series 2007-CB20 Class A4, 5.794% 2/12/51	17,256,000	15,081,703
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (h)	4,868,000	4,935,478
Class A4, 5.8181% 6/15/49 (h)	5,648,000	4,870,832
Series 2007-LDP10 Class A1, 5.122% 1/15/49	158,534	162,583
Series 2007-LDPX Class A3, 5.412% 1/15/49	9,962,000	8,318,958
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (h)	1,561,000	517,116
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	877,000	280,009
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	477,936
Series 2007-CB19:
Class B, 5.7442% 2/12/49	148,000	48,344
Class C, 5.7462% 2/12/49	388,000	118,941
Class D, 5.7462% 2/12/49	407,000	116,445
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	331,000	105,226
Class CS, 5.466% 1/15/49 (h)	143,000	43,564
Class ES, 5.5454% 1/15/49 (d)(h)	896,000	156,035
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	715,000	712,542
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	1,355,038	1,395,362
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,218,099	1,219,890
Series 2001-C2 Class A2, 6.653% 11/15/27	333,000	347,833
Series 2001-C3 Class A1, 6.058% 6/15/20	105,842	107,772
Series 2006-C1:
Class A2, 5.084% 2/15/31	832,000	836,435
Class A4, 5.156% 2/15/31	659,000	643,833
Series 2006-C3 Class A1, 5.478% 3/15/39	124,318	126,366
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 241,131	$ 246,371
Class A2, 5.262% 9/15/39 (h)	3,026,000	3,069,947
Series 2006-C7:
Class A1, 5.279% 11/15/38	717,096	736,845
Class A2, 5.3% 11/15/38	1,907,000	1,918,234
Class A3, 5.347% 11/15/38	3,172,000	2,993,160
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	241,466	248,070
Class A4, 5.424% 2/15/40	20,427,000	17,023,112
Series 2007-C2:
Class A1, 5.226% 2/15/40	766,316	782,590
Class A3, 5.43% 2/15/40	4,646,000	4,029,602
Series 2000-C5 Class E, 7.29% 12/15/32	121,000	120,950
Series 2001-C3 Class B, 6.512% 6/15/36	3,352,000	3,435,840
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,863,005
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (d)(h)(j)	7,275,036	34,361
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (d)(h)(j)	22,607,749	274,191
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	443,412	444,213
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (h)(j)	5,845,545	93,446
Series 2006-C3 Class A3 5.689% 3/15/32	1,025,000	1,011,764
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(j)	9,856,970	206,284
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	3,815,000	1,321,656
Class D, 5.563% 2/15/40 (h)	694,000	209,091
Class E, 5.582% 2/15/40 (h)	347,000	86,777
Class XCP, 0.4739% 2/15/40 (h)(j)	4,230,977	58,073
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	3,917,000	3,228,632
Series 2007-C7:
Class A3, 5.866% 9/15/45	5,670,000	4,943,175
Class XCP, 0.3054% 9/15/45 (h)(j)	139,532,516	1,644,795
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	496,000	504,060
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,625,000	2,323,125
Class C, 4.13% 11/20/37 (d)	7,480,000	6,058,800
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (d)(h)	555,142	215,508
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class E, 0.5288% 9/15/21 (d)(h)	$ 2,003,583	$ 617,660
Class F, 0.5788% 9/15/21 (d)(h)	965,627	252,894
Class G, 0.5988% 9/15/21 (d)(h)	1,906,832	345,065
Class H, 0.6388% 9/15/21 (d)(h)	492,207	79,656
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,270,060
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	220,769	223,309
Series 2005-MKB2 Class A2, 4.806% 9/12/42	9,217,124	9,208,046
Series 2007-C1 Class A1, 4.533% 6/12/50	1,369,566	1,398,541
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	2,847,000	2,864,244
Series 2005-LC1 Class F, 5.378% 1/12/44 (d)(h)	1,509,000	450,614
Series 2006-C1 Class A2, 5.611% 5/12/39 (h)	2,445,000	2,473,259
Series 2007-C1:
Class A3, 5.8285% 6/12/50 (h)	7,212,000	6,854,281
Class A4, 5.8285% 6/12/50 (h)	6,564,000	5,720,457
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,241,492
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (h)	808,000	746,379
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,845,000	1,828,511
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	1,490,000	1,414,682
Series 2007-5:
Class A1, 4.275% 8/12/48	119,197	120,979
Class A3, 5.364% 8/12/48	676,000	591,276
Class A4, 5.378% 8/12/48	20,069,000	15,486,065
Class B, 5.479% 2/12/17	5,202,000	1,341,951
Series 2007-6:
Class A1, 5.175% 3/12/51	138,182	141,471
Class A2, 5.331% 3/12/51	20,000,000	20,085,674
Class A4, 5.485% 3/12/51 (h)	24,350,000	19,550,454
Series 2007-7 Class A4, 5.7484% 6/12/50 (h)	6,069,000	4,938,908
Series 2007-8 Class A1, 4.622% 8/12/49	462,444	473,157
Series 2007-9:
Class A2, 5.59% 9/12/49	8,734,000	8,748,513
Class A4, 5.7% 9/12/49	185,000	151,901
Class ASB, 5.644% 9/12/49	12,500,000	12,154,019
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-2 Class A4, 5.9092% 6/12/46 (h)	$ 1,053,000	$ 1,022,986
Series 2006-4 Class XP, 0.6226% 12/12/49 (h)(j)	37,657,190	787,691
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,734,000	404,569
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	240,081
Series 2007-8 Class A3, 5.9568% 8/12/49 (h)	1,496,000	1,326,949
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (d)(h)	29,537	25,993
Class H, 0.628% 8/15/19 (d)(h)	138,000	107,640
Class J, 0.698% 8/15/19 (d)(h)	104,000	76,960
Series 2006-XLF:
Class C, 1.438% 7/15/19 (d)(h)	671,000	80,520
Class F, 0.5588% 7/15/19 (d)(h)	1,669,000	1,251,750
Class G, 0.5988% 7/15/19 (d)(h)	948,000	474,000
Series 2007-XCLA Class A1, 0.438% 7/17/17 (d)(h)	2,170,834	846,625
Series 2007-XLCA Class B, 0.7388% 7/17/17 (d)(h)	2,033,616	91,513
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (d)(h)	995,000	298,500
Class D, 0.428% 10/15/20 (d)(h)	545,000	119,900
Class E, 0.488% 10/15/20 (d)(h)	681,000	102,150
Class F, 0.538% 10/15/20 (d)(h)	409,000	49,080
Class G, 0.578% 10/15/20 (d)(h)	505,000	55,550
Class H, 0.668% 10/15/20 (d)(h)	318,000	9,540
Class J, 0.818% 10/15/20 (d)(h)	363,000	7,260
Class MHRO, 0.928% 10/15/20 (d)(h)	482,325	53,056
Class MJPM, 1.238% 10/15/20 (d)(h)	116,968	10,527
Class MSTR, 0.938% 10/15/20 (d)(h)	210,691	29,497
Class NHRO, 1.128% 10/15/20 (d)(h)	734,010	73,401
Class NSTR, 1.088% 10/15/20 (d)(h)	191,450	22,974
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (d)(h)(j)	5,338,545	77,630
Series 2004-HQ3 Class A2, 4.05% 1/13/41	479,370	482,930
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,543,572
Series 2006-HQ10:
Class A1, 5.131% 11/12/41	509,795	522,020
Class A4, 5.328% 11/12/41	3,124,000	2,972,186
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	$ 18,681	$ 18,745
Series 2006-T23 Class A1, 5.682% 8/12/41	1,400,543	1,432,629
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	415,964	427,518
Class A31, 5.439% 2/12/44 (h)	7,959,000	7,727,957
Series 2007-IQ13 Class A1, 5.05% 3/15/44	430,179	442,728
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,031,106	1,061,960
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	8,507,195
Series 2007-T25:
Class A1, 5.391% 11/12/49	270,482	279,841
Class A2, 5.507% 11/12/49	1,705,000	1,697,415
Series 2007-T27 Class A4, 5.804% 6/11/42	3,492,000	3,340,705
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (d)(h)(j)	12,550,427	130,463
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (d)(h)(j)	21,203,128	430,712
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (d)(h)(j)	8,901,528	131,112
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (h)	2,689,000	2,717,005
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	2,573,000	1,089,949
Series 2006-IQ11:
Class A3, 5.7341% 10/15/42 (h)	2,878,000	2,876,394
Class A4, 5.7701% 10/15/42 (h)	520,000	509,242
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	682,277
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	885,000	888,612
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	3,144,000	1,161,677
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	704,064	734,765
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,601,000	2,125,836
Class AAB, 5.654% 4/15/49	4,940,000	4,806,803
Class B, 5.914% 4/15/49	426,000	89,034
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (d)(h)	2,738,874	123,249
Class D, 0.9388% 7/17/17 (d)(h)	1,289,823	58,042
Class E, 1.0388% 7/17/17 (d)(h)	1,049,163	47,212
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	36,692	37,887
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,785,237	2,840,024
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (d)(h)	15,552	15,241
Commercial Mortgage Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	$ 245,931	$ 259,050
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,474,000	1,573,197
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (d)(h)	1,041,000	884,407
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (d)(h)	1,481,000	619,903
Class F, 0.585% 8/11/18 (d)(h)	1,532,000	581,823
Class G, 0.605% 8/11/18 (d)(h)	1,452,000	516,689
Class J, 0.845% 8/11/18 (d)(h)	323,000	67,905
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (d)(h)	93,624	18,725
Class AP2, 1.0388% 6/15/20 (d)(h)	157,378	23,607
Class F, 0.7188% 6/15/20 (d)(h)	3,844,000	691,920
Class LXR1, 0.9388% 6/15/20 (d)(h)	212,473	42,495
Class LXR2, 1.0388% 6/15/20 (d)(h)	2,620,829	262,083
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	548,892	555,730
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	3,353,059	3,382,191
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,552,114
Series 2004-C14 Class A2, 4.368% 8/15/41	9,640,576	9,636,584
Series 2006-C27 Class A2, 5.624% 7/15/45	1,549,000	1,564,481
Series 2006-C29:
Class A1, 5.11% 11/15/48	895,025	915,541
Class A3, 5.313% 11/15/48	4,606,000	4,473,810
Class A4, 5.308% 11/15/48	12,000,000	11,123,899
Series 2007-C30:
Class A1, 5.031% 12/15/43	225,543	230,252
Class A3, 5.246% 12/15/43	1,489,000	1,448,491
Class A4, 5.305% 12/15/43	510,000	437,337
Class A5, 5.342% 12/15/43	1,855,000	1,424,553
Series 2007-C31:
Class A1, 5.14% 4/15/47	224,460	229,162
Class A4, 5.509% 4/15/47	6,419,000	5,145,935
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (h)	2,081,000	2,082,748
Class A3, 5.7404% 6/15/49 (h)	28,312,000	23,532,428
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	824,000	598,176
Series 2003-C8 Class XP, 0.3668% 11/15/35 (d)(h)(j)	4,888,240	19,315
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C9 Class XP, 0.4821% 12/15/35 (d)(h)(j)	$ 5,691,527	$ 26,901
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(h)	1,333,000	1,133,050
Class 180B, 5.3979% 10/15/41 (d)(h)	607,000	485,600
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,005,870
Series 2005-C22:
Class B, 5.3547% 12/15/44 (h)	3,845,000	1,783,934
Class F, 5.3547% 12/15/44 (d)(h)	2,892,000	635,478
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,734,000	275,332
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	5,202,000	1,083,315
Class D, 5.513% 12/15/43 (h)	2,774,000	446,268
Class XP, 0.4339% 12/15/43 (d)(h)(j)	20,617,262	314,665
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	4,147,000	750,447
Series 2007-C31A Class A2, 5.421% 4/15/47	11,870,000	11,759,876
Series 2007-C32:
Class D, 5.7404% 6/15/49 (h)	1,303,000	261,773
Class E, 5.7404% 6/15/49 (h)	2,054,000	354,861
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 5.9023% 2/15/51 (h)	1,500,000	1,278,429
Class A5, 5.9023% 2/15/51 (h)	2,818,000	2,233,313
Series 2007-C33 Class B, 5.9023% 2/15/51 (h)	2,916,000	961,759
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $741,382,106)		842,307,310
Municipal Securities - 0.2%

California Gen. Oblig.:
5.25% 4/1/14	9,500,000	9,797,445
7.5% 4/1/34	6,800,000	6,969,456
7.55% 4/1/39	10,200,000	10,469,790
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	4,097,000	4,898,086
TOTAL MUNICIPAL SECURITIES (Cost $30,829,201)		32,134,777
Foreign Government and Government Agency Obligations - 0.0%
Principal Amount	Value
Chilean Republic 7.125% 1/11/12 (Cost $2,294,798)	$ 2,128,000	$ 2,402,023
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $493,000)	528,000	556,951
Bank Notes - 0.2%

Discover Bank 8.7% 11/18/19	15,765,000	16,612,952
National City Bank, Cleveland 0.4606% 3/1/13 (h)	3,474,000	3,300,300
TOTAL BANK NOTES (Cost $18,551,295)		19,913,252
Fixed-Income Funds - 19.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (i)	293,231	30,803,917
Fidelity Mortgage Backed Securities Central Fund (i)	23,353,060	2,424,981,755
Fidelity Specialized High Income Central Fund (i)	1,822,026	169,648,829
TOTAL FIXED-INCOME FUNDS (Cost $2,524,970,689)		2,625,434,501
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	$ 735,000	$ 543,983
MUFG Capital Finance 1 Ltd. 6.346% (h)	5,858,000	5,413,882
TOTAL PREFERRED SECURITIES (Cost $4,475,562)		5,957,865
Cash Equivalents - 4.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $586,778,000)	$ 586,780,710	$ 586,778,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $12,792,573,985)		13,629,536,521
NET OTHER ASSETS - (1.2)%		(156,980,943)
NET ASSETS - 100%		$ 13,472,555,578
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $794,718,886 or 5.9% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $16,388,608 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$586,778,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 114,859,777
Repurchase Agreement / Counterparty	Value
J.P. Morgan Securities, Inc.	$ 57,429,889
Mizuho Securities USA, Inc.	209,619,093
RBC Capital Markets Corp.	3,864,630
UBS Securities LLC	201,004,611
$ 586,778,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,433,303
Fidelity Mortgage Backed Securities Central Fund	25,473,437
Fidelity Specialized High Income Central Fund	3,070,445
Total	$ 30,977,185
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 264,894,560	$ -	$ 240,058,012	$ 30,803,917	1.2%
Fidelity Corporate Bond 1-5 Year Central Fund	114,361,754	-	115,884,085*	-	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,354,698,653	25,472,383	-	2,424,981,755	30.9%
Fidelity Specialized High Income Central Fund	159,633,558	3,070,229	-	169,648,829	41.1%
Total	$ 2,893,588,525	$ 28,542,612	$ 355,942,097	$ 2,625,434,501
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,383,002,432	$ -	$ 3,383,002,432	$ -
U.S. Government and Government Agency Obligations	4,263,419,877	-	4,263,419,877	-
U.S. Government Agency - Mortgage Securities	1,255,082,929	-	1,255,082,929	-
Asset-Backed Securities	417,226,444	-	391,284,251	25,942,193
Collateralized Mortgage Obligations	195,320,160	-	181,701,444	13,618,716
Commercial Mortgage Securities	842,307,310	-	799,833,470	42,473,840
Municipal Securities	32,134,777	-	32,134,777	-
Foreign Government and Government Agency Obligations	2,402,023	-	2,402,023	-
Supranational Obligations	556,951	-	556,951	-
Bank Notes	19,913,252	-	19,913,252	-
Fixed-Income Funds	2,625,434,501	2,625,434,501	-	-
Preferred Securities	5,957,865	-	5,957,865	-
Cash Equivalents	586,778,000	-	586,778,000	-
Total Investments in Securities:	$ 13,629,536,521	$ 2,625,434,501	$ 10,922,067,271	$ 82,034,749
Other Financial Instruments:
Forward Commitments	$ (1,030,919)	$ -	$ (1,030,919)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 88,355,935
Total Realized Gain (Loss)	2,234,670
Total Unrealized Gain (Loss)	12,919,276
Cost of Purchases	170,548
Proceeds of Sales	(8,706,471)
Amortization/Accretion	1,006,922
Transfers in/out of Level 3	(13,946,131)
Ending Balance	$ 82,034,749
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 6,999,679

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $12,729,796,829. Net unrealized appreciation aggregated $899,739,692, of which $929,166,671 related to appreciated investment securities and $29,426,979 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Term Bond Fund -
Short-Term Bond
Class F

November 30, 2009

1.813036.105

STP-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 3,401	$ 3,466
5.75% 9/8/11	8,816	9,340
5.875% 3/15/11	5,853	6,141
		18,947
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,475
Household Durables - 0.2%
Fortune Brands, Inc.:
3% 6/1/12	6,820	6,833
5.125% 1/15/11	9,301	9,629
		16,462
Media - 1.3%
AOL Time Warner, Inc. 6.75% 4/15/11	15,914	16,984
Comcast Cable Communications, Inc. 6.75% 1/30/11	22,965	24,353
Comcast Corp.:
5.45% 11/15/10	1,150	1,195
5.85% 1/15/10	839	844
COX Communications, Inc.:
4.625% 1/15/10	1,270	1,275
7.125% 10/1/12	18,400	20,787
News America, Inc. 5.3% 12/15/14	9,474	10,442
Time Warner Cable, Inc. 5.4% 7/2/12	12,680	13,665
		89,545
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	7,011
7.75% 4/1/11	7,050	7,606
		14,617
TOTAL CONSUMER DISCRETIONARY		145,046
CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12 (f)	7,697	7,836
7.2% 1/15/14 (f)	11,100	12,748
Diageo Capital PLC 5.2% 1/30/13	2,405	2,614
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Finance BV 5.5% 4/1/13	$ 8,519	$ 9,344
The Coca-Cola Co. 3.625% 3/15/14	590	620
		33,162
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (f)	2,175	2,340
Kraft Foods, Inc.:
5.625% 8/11/10	14,495	14,958
5.625% 11/1/11	7,653	8,184
		25,482
Household Products - 0.1%
Procter & Gamble International Funding SCA 1.35% 8/26/11	11,184	11,311
TOTAL CONSUMER STAPLES		69,955
ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	424
Oil, Gas & Consumable Fuels - 1.3%
Cenovus Energy, Inc. 4.5% 9/15/14 (f)	11,287	11,827
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	7,421	7,411
Duke Energy Field Services:
6.875% 2/1/11	454	476
7.875% 8/16/10	211	220
EnCana Corp. 6.3% 11/1/11	936	1,014
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,837
Nexen, Inc. 5.05% 11/20/13	334	349
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,699	7,376
Petroleum Export Ltd.:
4.623% 6/15/10 (f)	963	950
4.633% 6/15/10 (f)	601	593
Plains All American Pipeline LP:
4.25% 9/1/12	9,200	9,600
7.75% 10/15/12	1,925	2,192
Ras Laffan Liquid Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,668
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,619
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (f)	$ 9,401	$ 9,691
Williams Companies, Inc. 6.375% 10/1/10 (f)	11,000	11,254
		86,077
TOTAL ENERGY		86,501
FINANCIALS - 13.4%
Capital Markets - 1.2%
Bear Stearns Companies, Inc.:
4.245% 1/7/10	247	247
5.35% 2/1/12	401	430
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,827
6.6% 1/15/12	450	492
6.875% 1/15/11	37	39
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	5,615	5,606
Merrill Lynch & Co., Inc. 6.05% 8/15/12	4,605	4,956
Morgan Stanley:
0.5844% 1/9/14 (l)	435	411
5.05% 1/21/11	6,808	7,051
5.25% 11/2/12	6,750	7,242
6% 5/13/14	5,890	6,418
6.6% 4/1/12	12,995	14,196
6.75% 4/15/11	8,280	8,832
Northern Trust Corp. 4.625% 5/1/14	1,346	1,467
The Bank of New York, Inc.:
4.3% 5/15/14	5,445	5,817
4.95% 1/14/11	33	34
		85,065
Commercial Banks - 4.5%
American Express Bank FSB 0.2941% 4/26/10 (l)	6,977	6,951
American Express Centurion Bank 5.2% 11/26/10	229	237
Bank of America NA 0.8725% 5/12/10 (l)	12,250	12,277
Bank One Corp. 7.875% 8/1/10	4,770	4,999
Barclays Bank PLC 2.5% 1/23/13	17,050	17,103
Chase Manhattan Corp. 7.875% 6/15/10	10,726	11,119
Commonwealth Bank of Australia 3.75% 10/15/14 (f)	16,410	16,809
Credit Suisse New York Branch:
3.45% 7/2/12	36,750	38,270
5.5% 5/1/14	5,549	6,087
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (f)(l)	$ 1,144	$ 1,076
HSBC Holdings PLC 0.4841% 10/6/16 (l)	770	733
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (f)(l)	485	445
National Australia Bank Ltd.:
2.35% 11/16/12 (f)	18,048	18,201
8.6% 5/19/10	6,800	7,062
National City Bank, Cleveland 4.5% 3/15/10	134	135
PNC Funding Corp.:
0.4206% 1/31/12 (l)	470	457
4.5% 3/10/10	360	363
5.4% 6/10/14	8,490	9,313
Rabobank Nederland NV 2.65% 8/17/12 (f)	39,550	40,557
Royal Bank of Scotland PLC 1.5% 3/30/12 (f)	17,050	17,090
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (f)(l)	762	703
5.805% 6/20/16 (f)(l)	600	552
Sovereign Bank 1.9906% 8/1/13 (l)	1,101	1,069
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	22,266	22,667
US Bancorp 4.2% 5/15/14	8,510	9,026
Wachovia Corp.:
0.4134% 4/23/12 (l)	49	48
0.4144% 10/15/11 (l)	7,045	6,957
Wells Fargo & Co.:
3.98% 10/29/10	27,960	28,995
4.2% 1/15/10	391	393
5.25% 10/23/12	3,290	3,551
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	682	708
Westpac Banking Corp.:
0.5834% 10/21/11 (f)(l)	13,280	13,268
2.25% 11/19/12	13,520	13,623
		310,844
Consumer Finance - 2.1%
American Express Credit Corp. 1.6341% 5/27/10 (l)	8,000	8,023
Capital One Financial Corp.:
5.7% 9/15/11	3,618	3,823
7.375% 5/23/14	13,000	14,911
Discover Financial Services 0.8297% 6/11/10 (l)	542	536
General Electric Capital Corp.:
3.5% 8/13/12	70,000	72,074
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
5.9% 5/13/14	$ 7,870	$ 8,632
Household Finance Corp. 6.375% 10/15/11	378	404
HSBC Finance Corp.:
5.25% 1/14/11	268	277
5.9% 6/19/12	6,125	6,573
Nelnet, Inc. 7.4% 9/29/36 (l)	15,778	11,497
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	11,021	11,014
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	2,963	3,083
		140,847
Diversified Financial Services - 3.0%
Bank of America Corp.:
4.375% 12/1/10	3,724	3,843
5.375% 8/15/11	8,270	8,731
7.4% 1/15/11	485	511
7.8% 2/15/10	2,593	2,626
BB&T Corp. 3.375% 9/25/13	6,700	6,822
BP Capital Markets PLC:
1.55% 8/11/11	3,408	3,459
3.125% 3/10/12	13,400	13,958
Citigroup, Inc.:
0.3613% 5/18/11 (l)	5,200	5,115
5.125% 2/14/11	6,500	6,703
5.3% 10/17/12	37,427	39,252
5.5% 4/11/13	6,500	6,718
6.5% 1/18/11	174	182
6.5% 8/19/13	7,379	7,868
Iberbond 2004 PLC 4.826% 12/24/17 (n)	7,738	6,965
ILFC E-Capital Trust I 5.9% 12/21/65 (f)(l)	372	171
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)	13,913	13,895
6.75% 2/1/11	50	53
Kreditanstalt fuer Wiederaufbau:
3.5% 5/16/13	23,510	24,861
4.75% 5/15/12	13,190	14,305
MassMutual Global Funding II Mtn 144A 3.625% 7/16/12 (f)	4,300	4,471
New York Life Global Fund:
2.25% 12/14/12 (f)	6,570	6,634
5.25% 10/16/12 (f)	10,930	11,914
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (l)	$ 1,425	$ 1,382
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,103
Prime Property Funding, Inc.:
5.35% 4/15/12 (f)	628	568
5.5% 1/15/14 (f)	144	121
TIAA Global Markets, Inc. 4.875% 1/12/11 (f)	334	346
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,166
ZFS Finance USA Trust I 6.15% 12/15/65 (f)(l)	2,138	1,892
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	150	121
		208,756
Insurance - 0.8%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (f)(l)	8,708	8,556
MetLife, Inc. 6.125% 12/1/11	175	190
Metropolitan Life Global Funding I:
1.035% 6/25/10 (f)(l)	11,430	11,446
2.875% 9/17/12 (f)	11,731	11,873
5.125% 6/10/14 (f)	5,093	5,469
5.75% 7/25/11 (f)	6,550	6,921
Monumental Global Funding II 5.65% 7/14/11 (f)	146	150
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,889
		54,494
Real Estate Investment Trusts - 1.0%
Arden Realty LP 8.5% 11/15/10	7,855	8,272
AvalonBay Communities, Inc.:
5.5% 1/15/12	570	601
6.625% 9/15/11	136	145
Brandywine Operating Partnership LP 5.625% 12/15/10	13,745	13,967
Colonial Properties Trust 4.8% 4/1/11	7	7
Developers Diversified Realty Corp.:
4.625% 8/1/10	880	871
5% 5/3/10	4,910	4,887
Duke Realty LP:
4.625% 5/15/13	57	56
5.25% 1/15/10	3,482	3,492
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.625% 8/15/11	$ 4,906	$ 5,052
6.95% 3/15/11	3,815	3,884
Federal Realty Investment Trust:
5.4% 12/1/13	129	133
8.75% 12/1/09	3,785	3,785
Liberty Property LP 6.375% 8/15/12	7,473	7,874
Mack-Cali Realty LP:
5.05% 4/15/10	25	25
7.75% 2/15/11	361	376
Reckson Operating Partnership LP 5.15% 1/15/11	49	49
Simon Property Group LP:
4.6% 6/15/10	8,660	8,781
5% 3/1/12	267	279
5.3% 5/30/13	7,322	7,688
5.375% 6/1/11	1,125	1,177
		71,401
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	90	95
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 7.375% 5/15/14	10,608	11,908
Countrywide Financial Corp. 5.8% 6/7/12	12,373	13,229
Countrywide Home Loans, Inc. 4% 3/22/11	5,643	5,765
Independence Community Bank Corp.:
2.1097% 4/1/14 (l)	5,021	4,863
2.3519% 6/20/13 (l)	5,937	5,832
US Central Federal Credit Union 1.9% 10/19/12	9,870	10,005
		51,602
TOTAL FINANCIALS		923,104
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
Express Scripts, Inc. 5.25% 6/15/12	5,415	5,808
UnitedHealth Group, Inc. 5.125% 11/15/10	8,357	8,666
WellPoint, Inc. 5% 1/15/11	3,881	4,029
		18,503
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Pfizer, Inc. 4.45% 3/15/12	$ 9,534	$ 10,159
Roche Holdings, Inc. 4.5% 3/1/12 (f)	7,200	7,649
		17,808
TOTAL HEALTH CARE		36,311
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	14,430	14,667
4.95% 6/1/14 (f)	7,300	7,656
6.4% 12/15/11 (f)	170	182
		22,505
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	224	222
Continental Airlines, Inc. 6.795% 2/2/20	246	220
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,766	8,810
United Air Lines, Inc. pass-thru trust certificates 7.186% 10/1/12	433	433
		9,685
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (l)	2,005	1,993
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,077
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	14,930	15,493
5.45% 10/15/12	3,003	3,319
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (f)	5,030	5,203
		24,015
TOTAL INDUSTRIALS		75,275
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.25% 2/24/12	8,100	8,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.549% 6/15/10 (l)	$ 2,088	$ 2,060
Software - 0.3%
Oracle Corp. 3.75% 7/8/14	15,500	16,295
TOTAL INFORMATION TECHNOLOGY		26,948
MATERIALS - 0.7%
Chemicals - 0.5%
Dow Chemical Co. 4.85% 8/15/12	24,758	26,170
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	6,720	6,831
		33,001
Metals & Mining - 0.2%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	3,598	3,883
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	3,300	3,702
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,011
		15,596
TOTAL MATERIALS		48,597
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,676
AT&T, Inc.:
4.95% 1/15/13	10,874	11,761
6.7% 11/15/13	2,385	2,735
British Telecommunications PLC 9.125% 12/15/10 (d)	6,239	6,697
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,953
France Telecom SA:
4.375% 7/8/14	7,631	8,120
7.75% 3/1/11 (d)	887	958
SBC Communications, Inc.:
5.875% 2/1/12	4,923	5,344
6.25% 3/15/11	2,241	2,384
Sprint Capital Corp. 7.625% 1/30/11	268	271
Telecom Italia Capital SA:
4% 1/15/10	21,301	21,373
4.875% 10/1/10	3,674	3,777
6.175% 6/18/14	16,200	17,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 5.984% 6/20/11	$ 26,426	$ 28,174
Telefonos de Mexico SA de CV 4.75% 1/27/10	9,510	9,558
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,079
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,532
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,663
		178,934
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (f)	6,442	6,650
Verizon Wireless Capital LLC:
3.75% 5/20/11	16,939	17,547
5.25% 2/1/12	5,544	5,957
Vodafone Group PLC 5.5% 6/15/11	10,561	11,201
		41,355
TOTAL TELECOMMUNICATION SERVICES		220,289
UTILITIES - 1.8%
Electric Utilities - 1.3%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,613
EDP Finance BV 5.375% 11/2/12 (f)	6,575	7,190
Entergy Corp. 7.75% 12/15/09 (f)	13,671	13,674
Exelon Corp. 4.45% 6/15/10	14,150	14,407
FirstEnergy Corp. 6.45% 11/15/11	166	180
FirstEnergy Solutions Corp. 4.8% 2/15/15 (f)	1,720	1,788
Mid-American Energy Co. 5.65% 7/15/12	309	339
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	14,577
Pepco Holdings, Inc. 4% 5/15/10	6,010	6,079
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,056
7.1% 3/1/11	9,628	10,257
Southern Co.:
0.6831% 10/21/11 (l)	6,432	6,450
4.15% 5/15/14	1,976	2,082
		86,692
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,058	1,114
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	$ 8,240	$ 9,023
PSEG Power LLC 7.75% 4/15/11	669	722
		9,745
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	124	130
7.5% 9/1/10	156	164
Dominion Resources, Inc. 6.3% 9/30/66 (l)	9,574	8,425
DTE Energy Co. 7.05% 6/1/11	9,501	10,129
KeySpan Corp. 7.625% 11/15/10	4,110	4,360
NiSource Finance Corp. 7.875% 11/15/10	4,391	4,619
		27,827
TOTAL UTILITIES		125,378
TOTAL NONCONVERTIBLE BONDS (Cost $1,699,785)		1,757,404
U.S. Government and Government Agency Obligations - 41.3%

Other Government Related - 3.4%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (g)	6,100	6,370
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)	10,006	10,228
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)	18,300	18,525
1.875% 6/4/12 (FDIC Guaranteed) (g)	11,830	12,042
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)	22,590	22,900
1.875% 11/15/12 (FDIC Guaranteed) (g)	16,200	16,432
2.25% 12/10/12 (FDIC Guaranteed) (g)	16,520	16,910
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (g)	3,850	3,997
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)	20,330	20,656
2% 9/28/12 (FDIC Guaranteed) (g)	19,730	20,089
2.625% 12/28/12 (FDIC Guaranteed) (g)	17,600	18,205
3% 12/9/11 (FDIC Guaranteed) (g)	20,007	20,838
Goldman Sachs Group, Inc. 2.15% 3/15/12 (FDIC Guaranteed) (g)	2,300	2,356
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
HSBC Usa, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (g)	$ 2,310	$ 2,413
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)	8,140	8,500
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)	12,180	12,749
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (g)	19,250	20,053
TOTAL OTHER GOVERNMENT RELATED		233,263
U.S. Government Agency Obligations - 6.6%
Fannie Mae:
1% 11/23/11	51,240	51,481
1.75% 3/23/11	13,985	14,213
2% 1/9/12	98,740	101,108
2.5% 5/15/14	68,673	70,129
2.75% 3/13/14	5,210	5,386
Federal Home Loan Bank:
1% 12/28/11	38,960	39,109
1.625% 11/21/12 (e)	65,625	66,212
1.75% 8/22/12	12,100	12,283
Freddie Mac:
1.125% 12/15/11	53,405	53,714
2.125% 3/23/12 (e)	37,676	38,609
2.5% 4/23/14	5,880	5,999
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		458,243
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10	19,254	19,366
U.S. Treasury Obligations - 31.0%
U.S. Treasury Notes:
0.75% 11/30/11 (h)	1,230,634	1,232,623
1.125% 12/15/11	112,493	113,451
1.125% 1/15/12	36,001	36,282
1.375% 11/15/12	478,890	482,631
1.75% 11/15/11 (i)(j)	35,943	36,715
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/15/12	$ 152,088	$ 155,855
4.625% 8/31/11	72,927	78,152
TOTAL U.S. TREASURY OBLIGATIONS		2,135,709
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,822,652)		2,846,581
U.S. Government Agency - Mortgage Securities - 7.7%

Fannie Mae - 6.6%
2.756% 10/1/33 (l)	139	144
2.776% 10/1/33 (l)	3,646	3,721
2.783% 2/1/33 (l)	332	341
2.816% 8/1/35 (l)	681	709
2.998% 4/1/36 (l)	2,568	2,620
3.026% 7/1/35 (l)	134	138
3.046% 3/1/35 (l)	68	71
3.071% 10/1/33 (l)	439	458
3.133% 1/1/35 (l)	5,242	5,359
3.146% 5/1/35 (l)	4,230	4,381
3.147% 10/1/35 (l)	945	979
3.179% 12/1/34 (l)	469	482
3.253% 3/1/35 (l)	184	189
3.264% 9/1/34 (l)	501	517
3.273% 7/1/35 (l)	3,323	3,449
3.276% 10/1/33 (l)	331	340
3.288% 4/1/36 (l)	1,144	1,170
3.358% 7/1/34 (l)	167	172
3.378% 7/1/35 (l)	1,218	1,260
3.44% 8/1/33 (l)	4,558	4,713
3.492% 8/1/35 (l)	2,950	3,059
3.611% 5/1/33 (l)	68	70
3.627% 7/1/33 (l)	5,386	5,587
3.651% 10/1/39 (l)	2,539	2,625
3.682% 2/1/39 (l)	16,815	17,305
3.696% 12/1/39 (l)	8,700	9,001
3.724% 9/1/39 (l)	2,041	2,114
3.746% 11/1/36 (l)	2,876	2,994
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.78% 10/1/35 (l)	$ 16,857	$ 17,412
3.802% 10/1/39 (l)	5,207	5,404
3.81% 10/1/39 (l)	4,668	4,844
3.869% 10/1/35 (l)	1,188	1,244
3.878% 11/1/34 (l)	2,404	2,513
3.961% 11/1/36 (l)	5,205	5,399
3.981% 4/1/35 (l)	7,206	7,492
4.045% 3/1/37 (l)	8,093	8,386
4.069% 3/1/34 (l)	315	324
4.209% 4/1/35 (l)	4,501	4,625
4.251% 2/1/35 (l)	4,389	4,508
4.271% 12/1/33 (l)	2,353	2,427
4.275% 3/1/33 (l)	132	137
4.291% 6/1/36 (l)	515	534
4.299% 3/1/33 (l)	167	173
4.415% 3/1/35 (l)	5,141	5,279
4.433% 3/1/35 (l)	518	536
4.489% 5/1/35 (l)	12,711	13,169
4.495% 12/1/34 (l)	2,511	2,611
4.5% 12/1/18 to 4/1/20	60,027	63,708
4.507% 7/1/35 (l)	1,725	1,788
4.521% 2/1/34 (l)	108	112
4.522% 7/1/35 (l)	29,015	29,767
4.546% 7/1/35 (l)	1,312	1,360
4.562% 6/1/33 (l)	788	821
4.728% 11/1/35 (l)	5,869	6,133
4.785% 2/1/36 (l)	8,201	8,590
4.818% 2/1/36 (l)	1,419	1,476
4.892% 2/1/36 (l)	19,700	20,444
4.898% 7/1/35 (l)	5,577	5,800
5% 3/1/18 to 1/1/21	53,572	57,413
5.024% 9/1/36 (l)	12,283	12,929
5.125% 9/1/35 (l)	32,514	33,767
5.185% 3/1/35 (l)	223	228
5.5% 3/1/16 to 1/1/20	24,501	26,481
6.5% 11/1/11 to 3/1/35	18,396	19,828
7% 10/1/12 to 11/1/18	1,722	1,859
7.5% 6/1/12 to 11/1/31	110	117
11.5% 11/1/15	17	17
TOTAL FANNIE MAE		453,623
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 1.1%
3.155% 2/1/34 (l)	$ 372	$ 384
3.354% 12/1/35 (l)	3,218	3,305
3.363% 1/1/36 (l)	1,860	1,933
3.471% 3/1/35 (l)	1,011	1,041
3.582% 8/1/34 (l)	1,199	1,248
3.665% 4/1/35 (l)	5,816	6,015
3.862% 1/1/35 (l)	228	235
4.03% 1/1/35 (l)	398	413
4.031% 6/1/35 (l)	522	543
4.362% 11/1/35 (l)	2,307	2,391
4.455% 4/1/35 (l)	15,812	16,279
4.46% 5/1/35 (l)	2,410	2,495
4.836% 8/1/36 (l)	1,794	1,884
4.916% 9/1/35 (l)	3,081	3,196
5% 4/1/20	20,988	22,494
5.179% 6/1/35 (l)	1,371	1,414
5.227% 3/1/33 (l)	64	66
5.283% 6/1/37 (l)	3,410	3,571
5.324% 1/1/34 (l)	2,725	2,797
5.692% 10/1/35 (l)	892	945
8.5% 5/1/27 to 7/1/28	344	390
12% 11/1/19	20	23
TOTAL FREDDIE MAC		73,062
Government National Mortgage Association - 0.0%
7% 11/15/27 to 8/15/32	3,278	3,608
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $516,420)		530,293
Asset-Backed Securities - 10.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,448	1,606
Series 2005-1 Class M1, 0.7059% 4/25/35 (l)	1,226	665
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (l)	524	2
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (l)	130	121
Class M2, 1.3359% 2/25/34 (l)	115	59
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (l)	$ 170	$ 150
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (l)	11	11
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (l)	183	5
Series 2006-OP1:
Class M1, 0.5159% 4/25/36 (l)	8,000	427
Class M4, 0.6059% 4/25/36 (l)	115	3
Class M5, 0.6259% 4/25/36 (l)	109	1
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7166% 10/20/14 (l)	247	5
Series 2007-A4 Class A4, 0.2666% 4/22/13 (l)	1,102	1,058
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (f)(l)	329	329
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (f)	11,180	11,211
Series 2009-A Class A3, 2.33% 6/17/13 (f)	2,780	2,825
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	6,923	6,938
Series 2005-DA Class A4, 5.02% 11/6/12	6,223	6,369
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,668
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	3,170	3,223
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.8959% 11/25/34 (l)	7,506	3,687
Series 2004-R2 Class M3, 0.7859% 4/25/34 (l)	103	39
Series 2005-R2 Class M1, 0.6859% 4/25/35 (l)	1,390	1,028
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (l)	378	215
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (l)	227	116
Class M2, 0.8359% 5/25/34 (l)	324	240
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (l)	1,045	321
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (l)	281	190
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (l)	63	3
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(l)	2,749	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	6,600	6,747
Class A4, 3.52% 6/15/16 (f)	5,400	5,615
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2009-1A:
1.7% 12/15/11 (f)	$ 2,900	$ 2,918
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,400	4,467
Series 2009-3A Class A3, 1.67% 12/16/13 (f)	10,900	10,899
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	21,841	22,574
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	5,900	6,027
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,743	9,454
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (l)	1,546	1,469
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (l)	245	236
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	890	894
Series 2006-2:
Class B, 5.07% 12/15/11	531	543
Class C, 5.31% 6/15/12	391	399
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,925
Class C, 5.38% 11/15/12	139	137
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,365	1,371
Class D, 6.05% 1/17/12	4,053	3,897
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (f)(l)	12,800	12,831
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	6,530	6,828
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	128	129
Series 2007-C Class A4, 5.23% 7/15/14	6,640	6,924
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	2,800	2,915
Series 2007-A6 Class A6, 0.3088% 5/15/13 (l)	4,516	4,500
Series 2007-B4 Class B4, 0.3288% 2/15/13 (l)	5,486	5,446
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	18,205
Series 2007-C3 Class C3, 0.5288% 4/15/13 (f)(l)	1,958	1,927
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,810
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,972
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (f)(l)	308	60
Class B, 0.9866% 7/20/39 (f)(l)	178	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.3366% 7/20/39 (f)(l)	$ 229	$ 2
CarMax Auto Owner Trust:
Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,178
Series 2009-2 Class A3, 1% 4/15/14	3,830	3,847
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (l)	768	27
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (l)	287	5
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (l)	53	2
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (l)	125	5
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (l)	1,214	398
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (f)(l)	134	111
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	150	130
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	1,871	1,888
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	9,290	9,664
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,830
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,619
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	161	156
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,476
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,729
Series 2007-B6 Class B6, 5% 11/8/12	17,265	17,646
Series 2009-A3 Class A3, 2.7% 6/24/13	7,120	7,290
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (f)	6,300	6,316
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (l)	515	19
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (l)	1	1
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (l)	36	35
Series 2007-4 Class A1A, 0.3559% 9/25/37 (l)	204	198
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.4859% 7/25/34 (l)	419	189
Series 2004-3:
Class M1, 0.7359% 6/25/34 (l)	514	279
Class M4, 1.2059% 4/25/34 (l)	107	56
Series 2004-4 Class M2, 0.7659% 6/25/34 (l)	396	250
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6559% 8/25/35 (l)	$ 1,229	$ 1,128
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (l)	205	198
CPS Auto Receivables Trust:
Series 2007-B Class A3, 5.47% 11/15/11 (f)	60	61
Series 2007-C Class A3, 5.43% 5/15/12 (f)	3,346	3,401
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,582	1,436
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (l)	1,958	1,950
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (f)	4,135	3,184
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5128% 5/28/35 (l)	634	390
Class AB3, 0.6658% 5/28/35 (l)	273	156
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (l)	196	36
Series 2006-2 Class M1, 0.5459% 7/25/36 (l)	6,145	156
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (l)	3,407	1,005
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (l)	2,910	2,690
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (l)	99	97
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (l)	282	278
Ford Credit Auto Lease Trust Series 2009-A Class A2, 2.6% 5/15/11 (f)	4,200	4,240
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,381
Series 2006-C:
Class B, 5.3% 6/15/12	91	96
Class C, 5.47% 9/15/12	6,400	6,761
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,749
Class C, 5.8% 2/15/13	4,100	4,374
Series 2009-B:
Class A2, 2.4604% 11/15/11	2,500	2,518
Class A3, 2.79% 8/15/13	3,650	3,739
Series 2009-D Class A3, 2.17% 10/15/13	3,500	3,556
Series 2009-E Class A3, 1% 1/15/14	7,400	7,410
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (l)	520	484
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15	$ 8,105	$ 8,372
Class C, 5.43% 2/16/15	9,937	7,155
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (l)	516	246
Class M2, 0.9859% 2/25/34 (l)	824	658
Series 2004-D:
Class M4, 1.1859% 11/25/34 (l)	410	45
Class M5, 1.2359% 11/25/34 (l)	262	19
Series 2005-A:
Class M3, 0.7259% 1/25/35 (l)	639	218
Class M4, 0.9159% 1/25/35 (l)	245	29
Series 2006-A Class M1, 0.5359% 5/25/36 (l)	10,000	336
Series 2006-D Class M1, 0.4659% 11/25/36 (l)	77	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (f)(l)	1,714	1,517
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	3,574	2,681
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (f)(l)	217	197
Series 2005-2 Class IO, 0.4096% 9/15/17 (f)(l)(m)	253,249	0*
Series 2006-2A:
Class A, 0.4188% 11/15/34 (f)(l)	267	200
Class B, 0.5188% 11/15/34 (f)(l)	96	34
Class C, 0.6188% 11/15/34 (f)(l)	161	45
Class D, 0.9888% 11/15/34 (f)(l)	61	13
GE Capital Credit Card Master Note Trust:
Series 2007-1:
Class B, 4.95% 3/15/13	16,195	16,275
Class C, 0.5088% 3/15/13 (l)	3,196	3,156
Series 2007-3 Class B, 5.49% 6/15/13	17,655	17,959
Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,098
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (l)	126	119
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (l)	177	106
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5766% 4/20/32 (l)	580	570
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	23	24
Class C, 5.74% 12/15/14	49	45
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8859% 6/25/34 (l)	$ 1,604	$ 886
Series 2006-HE6 Class A1, 0.2659% 8/25/36 (l)	4,366	4,176
Series 2006-HE8 Class A2A, 0.3059% 1/25/37 (l)	2,410	2,335
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (l)	658	30
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (l)	11	8
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (l)	290	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (f)(l)	4,169	834
Series 2006-3:
Class B, 0.6359% 9/25/46 (f)(l)	3,791	607
Class C, 0.7859% 9/25/46 (f)(l)	9,428	1,037
Home Equity Asset Trust:
Series 2002-2 Class A4, 0.9959% 6/25/32 (l)	33	18
Series 2003-2 Class M1, 1.5559% 8/25/33 (l)	119	64
Series 2003-3 Class M1, 1.5259% 8/25/33 (l)	590	279
Series 2003-5 Class A2, 0.9359% 12/25/33 (l)	205	77
Series 2004-1 Class M2, 1.9359% 6/25/34 (l)	1,001	585
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (l)	153	145
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (l)	1,661	1,584
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (l)	101	92
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	5,070	5,374
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,889
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	17,042
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (l)	626	377
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (l)	902	267
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,510	3,555
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	223	224
Class C, 5.34% 11/15/12	289	290
Series 2006-B Class C, 5.25% 5/15/13	1,966	2,000
Series 2007-A Class A3A, 5.04% 1/17/12	4,949	5,045
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,610	9,625
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (f)	574	573
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Auto Receivables Trust Series 2006-A: - continued
Class C, 5.61% 12/15/14 (f)	$ 1,546	$ 1,530
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (l)	49	2
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (l)	903	486
Class MV1, 0.4659% 11/25/36 (l)	734	72
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (l)	137	6
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (l)	652	529
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (l)	129	129
Class 2C, 1.4331% 3/27/42 (l)	516	93
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (f)(l)	1,632	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	422	422
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3159% 6/25/34 (l)	195	147
Series 2006-6 Class 2A3, 0.3859% 7/25/36 (l)	10,340	3,009
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	1,584	1,560
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	575	487
Class C, 6.125% 4/20/28 (f)	575	447
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (l)	326	15
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (l)	528	22
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,046
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (l)	52	24
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	87	88
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (l)	173	123
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (l)	1,485	1,070
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (l)	14	13
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (l)	1,568	969
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (l)	367	252
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (l)	297	145
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (l)	$ 269	$ 125
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (l)	280	30
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (l)	406	401
Series 2006-NC4:
Class A2D, 0.4759% 6/25/36 (l)	7,135	1,892
Class M4, 0.5859% 6/25/36 (l)	40	0*
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (l)	63	1
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(l)(m)	8,942	367
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	7,044	1,303
Series 2005-2 Class AIO, 7.73% 3/25/12 (m)	4,760	114
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (m)	4,275	40
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	13,962	803
Series 2006-2 Class AIO, 6% 8/25/11 (m)	3,755	291
Series 2006-3:
Class A1, 0.2659% 9/25/19 (l)	318	316
Class AIO, 7.1% 1/25/12 (m)	26,229	3,437
Series 2006-4:
Class A1, 0.2659% 3/25/25 (l)	450	443
Class AIO, 6.35% 2/27/12 (m)	4,953	618
Class D, 1.3359% 5/25/32 (l)	398	10
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	380	58
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	323	50
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7059% 2/25/36 (l)	327	32
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	3,540	3,565
Class A3, 2.92% 12/15/11	10,000	10,216
Series 2009-B Class A3, 2.07% 1/15/15	5,450	5,491
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (l)	251	242
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0306% 10/30/45 (l)	5,371	4,968
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (l)	1	1
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (f)(l)	381	149
Series 2006-1A Class A, 1.6366% 3/20/11 (f)(l)	792	293
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (l)	9	9
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (l)	$ 14	$ 13
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (l)	3,309	880
Class M4, 1.6859% 9/25/34 (l)	460	62
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (l)	2,460	270
Series 2004-WHQ2 Class A3E, 0.6559% 2/25/35 (l)	695	655
Series 2004-WWF1 Class M4, 1.3359% 1/25/35 (l)	7,490	1,135
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (l)	944	633
Class M3, 0.7959% 1/25/35 (l)	322	174
Class M4, 1.0659% 1/25/35 (l)	994	151
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (l)	1,178	18
Class M9, 2.1159% 5/25/35 (l)	297	1
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 1.1359% 1/25/35 (l)	1,650	150
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (f)(l)	2,746	2,662
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	7,652	7,527
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	981	775
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (l)	3	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (l)	1,266	708
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (l)	23	0*
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (l)	17	9
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (l)	9	9
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (f)(l)	628	556
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.499% 6/15/21 (l)	8,200	6,689
Series 2004-A:
Class B, 0.879% 6/15/33 (l)	2,087	988
Class C, 1.249% 6/15/33 (l)	5,771	1,154
Series 2004-B Class C, 1.169% 9/15/33 (l)	8,600	2,967
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (l)	$ 55	$ 13
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (l)	92	57
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (f)(l)	881	286
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (l)	69	63
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (l)	730	730
Class B, 0.5388% 1/15/12 (l)	621	619
Class C, 0.8388% 1/15/12 (l)	773	769
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	321	299
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (l)	2,098	2,071
Class B, 0.4588% 6/15/12 (l)	101	99
Class C, 0.7388% 6/15/12 (l)	61	59
Series 2007-2 Class A, 0.8888% 10/15/12 (l)	8,386	8,249
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (l)	386	133
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (f)(l)	262	13
Triad Auto Receivables Owner Trust Series 2007-A Class A3, 5.28% 2/13/12	255	256
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (l)	2,471	2,387
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	9,280	9,290
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	11,200	11,534
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (f)	175	178
Class D, 5.42% 4/21/14 (f)	18,700	17,818
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	98	101
Class D, 5.54% 12/20/12 (f)	11,864	11,389
Series 2007-1 Class D, 5.65% 2/20/13	14,015	14,124
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (l)	406	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (f)(l)	$ 5,080	$ 4,851
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	24,186	25,044
Series 2007-A5A Class A5, 0.9888% 10/15/14 (f)(l)	1,040	1,040
Series 2007-B1 Class B1, 4.95% 3/17/14 (f)	6,328	6,385
Series 2007-C1 Class C1, 0.6388% 5/15/14 (f)(l)	3,116	3,082
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (f)(l)	5,586	670
TOTAL ASSET-BACKED SECURITIES (Cost $807,819)		731,392
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 1.1%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3625% 2/17/52 (f)(l)	12,300	12,083
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (f)(l)	961	625
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4488% 3/15/22 (f)(l)	2,500	2,142
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (l)	352	308
Series 2004-1 Class 2A2, 3.679% 10/25/34 (l)	274	236
Series 2004-A Class 2A2, 5.4434% 2/25/34 (l)	83	73
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (l)	75	61
Class 2A2, 4.5597% 3/25/34 (l)	240	208
Series 2004-D Class 2A2, 3.8733% 5/25/34 (l)	564	492
Series 2004-G Class 2A7, 3.9311% 8/25/34 (l)	487	424
Series 2004-H Class 2A1, 3.7624% 9/25/34 (l)	453	381
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (l)	2,550	1,728
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (f)(l)(m)	1,083	15
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (l)	21	20
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0*
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (l)	$ 993	$ 154
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (l)	37	33
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (l)	2,313	768
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (l)	212	201
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (l)	33	20
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (f)(l)	2,075	1,828
Class C2, 0.7541% 10/18/54 (f)(l)	696	452
Class M2, 0.5341% 10/18/54 (f)(l)	1,193	972
Series 2007-1A Class C2, 0.8341% 10/18/54 (f)(l)	4,177	3,883
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (f)(l)	1,751	1,320
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (f)(l)	2,097	1,678
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (l)	49	12
Series 2006-1A Class C2, 0.8366% 12/20/54 (f)(l)	4,170	1,043
Series 2006-2:
Class C1, 0.7066% 12/20/54 (l)	15,090	4,527
Class M2, 0.4666% 12/20/54 (l)	3,000	1,350
Series 2006-3 Class C2, 0.7366% 12/20/54 (l)	6,611	1,653
Series 2006-4:
Class B1, 0.3266% 12/20/54 (l)	13,366	7,752
Class C1, 0.6166% 12/20/54 (l)	8,172	2,043
Class M1, 0.4066% 12/20/54 (l)	3,521	1,620
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (l)	1,340	402
Class 1M1, 0.3866% 12/20/54 (l)	881	396
Class 2C1, 0.6666% 12/20/54 (l)	610	183
Class 2M1, 0.4866% 12/20/54 (l)	1,132	509
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (l)	1,568	392
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (l)	2,644	853
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (l)	$ 46	$ 37
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (l)	274	141
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 0.9759% 3/25/35 (l)	154	50
Series 2004-9:
Class M2, 1.2109% 1/25/35 (l)	481	104
Class M3, 1.2859% 1/25/35 (l)	356	56
Class M4, 1.8109% 1/25/35 (l)	182	21
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (f)(l)	1,225	566
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (l)	915	355
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (l)	131	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (l)	1,225	614
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (f)(l)	151	110
Class C, 0.4288% 6/15/22 (f)(l)	926	602
Class D, 0.4388% 6/15/22 (f)(l)	356	210
Class E, 0.4488% 6/15/22 (f)(l)	570	279
Class F, 0.4788% 6/15/22 (f)(l)	984	433
Class G, 0.5488% 6/15/22 (f)(l)	214	90
Class H, 0.5688% 6/15/22 (f)(l)	428	150
Class J, 0.6088% 6/15/22 (f)(l)	499	140
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (l)	1,901	1,283
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (l)	1,778	93
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (l)	1,429	1,308
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (f)(l)	1,023	590
Class B6, 3.0916% 7/10/35 (f)(l)	121	60
Series 2004-A:
Class B4, 1.4416% 2/10/36 (f)(l)	481	232
Class B5, 1.9416% 2/10/36 (f)(l)	321	154
Series 2004-B:
Class B4, 1.3416% 2/10/36 (f)(l)	278	118
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B5, 1.7916% 2/10/36 (f)(l)	$ 209	$ 100
Class B6, 2.2416% 2/10/36 (f)(l)	73	29
Series 2004-C:
Class B4, 1.1916% 9/10/36 (f)(l)	367	167
Class B5, 1.5916% 9/10/36 (f)(l)	410	177
Class B6, 1.9916% 9/10/36 (f)(l)	83	29
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	255	226
Series 2004-SL3 Class A1, 7% 8/25/16	28	25
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (f)(l)	235	168
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0*
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (l)	30	17
Series 2004-7 Class A3B, 1.535% 7/20/34 (l)	20	12
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4359% 6/25/35 (l)	561	444
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (f)(l)	53	43
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (l)	2,204	1,037
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3559% 7/25/36 (l)	6,873	6,341
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (f)(l)	5,903	5,551
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (l)	18	17
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	849	748
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (l)	1,040	915
TOTAL PRIVATE SPONSOR		76,683
U.S. Government Agency - 4.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,227	2,313
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,393
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-64 Class PA, 5.5% 2/25/30	$ 12,445	$ 12,882
Series 2008-29 Class CA, 4.5% 9/25/35	20,416	21,446
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,677
Series 2006-4 Class PB, 6% 9/25/35	13,343	14,591
Series 2006-49 Class CA, 6% 2/25/31	15,924	16,571
Series 2006-54 Class PE, 6% 2/25/33	5,931	6,365
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,966	3,240
Series 2002-56 Class MC, 5.5% 9/25/17	1,895	2,047
Series 2003-123 Class AB, 4% 10/25/16	7,105	7,331
Series 2003-76 Class BA, 4.5% 3/25/18	8,138	8,582
Series 2004-3 Class BA, 4% 7/25/17	5,415	5,619
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,372	1,501
Series 2508 Class UL, 5% 12/15/16	1,485	1,534
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	48,173	49,965
Class KH, 4% 12/15/14	48,022	50,160
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	3,977	4,266
Series 2394 Class KD, 6% 12/15/16	2,317	2,484
Series 2417 Class EH, 6% 2/15/17	1,267	1,361
Series 2535 Class PC, 6% 9/15/32	4,210	4,493
Series 2617 Class TH, 4.5% 5/15/15	2,467	2,501
Series 2656 Class BW, 4.5% 4/15/28	3,717	3,784
Series 2690 Class PD, 5% 2/15/27	5,856	5,994
Series 2702 Class AB, 4.5% 7/15/27	10,832	11,115
Series 2755 Class LC, 4% 6/15/27	5,451	5,543
Series 2901 Class UM, 4.5% 1/15/30	11,377	11,867
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	2,655	2,814
Series 2635 Class DG, 4.5% 1/15/18	9,234	9,752
Series 2780 Class A, 4% 12/15/14	5,420	5,493
Series 2786 Class GA, 4% 8/15/17	3,694	3,842
Series 2809 Class UA, 4% 12/15/14	124	124
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2867 Class EA, 4.5% 11/15/18	$ 3,143	$ 3,294
Series 2895 Class EJ, 4% 8/15/17	6,756	7,009
Series 2970 Class YA, 5% 9/15/18	3,021	3,145
Series 3077 Class GA, 4.5% 8/15/19	5,857	6,161
TOTAL U.S. GOVERNMENT AGENCY		319,259
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $410,770)		395,942
Commercial Mortgage Securities - 4.9%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9799% 2/3/11 (f)(l)(m)	79,491	886
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3956% 2/14/43 (l)(m)	19,128	746
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	90	92
Series 2006-5 Class A1, 5.185% 9/10/47	2,107	2,145
Series 2007-2 Class A1, 5.421% 4/10/49	69	71
Series 2007-3 Class A1, 5.658% 6/10/49 (l)	6,573	6,778
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2006-1 Class A1, 5.219% 9/10/45 (l)	211	214
Series 2002-2 Class XP, 1.8075% 7/11/43 (f)(l)(m)	30,727	47
Series 2003-2 Class XP, 0.3123% 3/11/41 (f)(l)(m)	3,887	13
Series 2004-6 Class XP, 0.4807% 12/10/42 (l)(m)	34,418	313
Series 2005-4 Class XP, 0.1538% 7/10/45 (l)(m)	52,373	260
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7088% 3/15/22 (f)(l)	415	220
Class G, 0.7688% 3/15/22 (f)(l)	269	129
Series 2006-BIX1:
Class F, 0.5488% 10/15/19 (f)(l)	1,104	640
Class G, 0.5688% 10/15/19 (f)(l)	767	345
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (f)(l)	62	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class A, 0.5959% 4/25/34 (f)(l)	$ 2,837	$ 2,057
Class B, 2.1359% 4/25/34 (f)(l)	302	136
Class M1, 0.7959% 4/25/34 (f)(l)	257	159
Class M2, 1.4359% 4/25/34 (f)(l)	225	119
Series 2004-2:
Class A, 0.6659% 8/25/34 (f)(l)	2,067	1,504
Class M1, 0.8159% 8/25/34 (f)(l)	690	372
Series 2004-3:
Class A1, 0.6059% 1/25/35 (f)(l)	3,669	2,568
Class A2, 0.6559% 1/25/35 (f)(l)	521	333
Class M1, 0.7359% 1/25/35 (f)(l)	258	139
Class M2, 1.2359% 1/25/35 (f)(l)	146	67
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (f)(l)	1,023	687
Class M1, 0.6659% 8/25/35 (f)(l)	71	33
Class M2, 0.7159% 8/25/35 (f)(l)	117	51
Class M3, 0.7359% 8/25/35 (f)(l)	65	26
Class M4, 0.8459% 8/25/35 (f)(l)	59	22
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (f)(l)	525	364
Class A2, 0.6359% 11/25/35 (f)(l)	365	221
Class M1, 0.6759% 11/25/35 (f)(l)	62	29
Class M2, 0.7259% 11/25/35 (f)(l)	79	35
Class M3, 0.7459% 11/25/35 (f)(l)	71	30
Class M4, 0.8359% 11/25/35 (f)(l)	88	34
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (f)(l)	5,017	3,085
Class B1, 1.6359% 1/25/36 (f)(l)	393	114
Class M1, 0.6859% 1/25/36 (f)(l)	1,602	769
Class M2, 0.7059% 1/25/36 (f)(l)	521	234
Class M3, 0.7359% 1/25/36 (f)(l)	690	290
Class M4, 0.8459% 1/25/36 (f)(l)	383	142
Class M5, 0.8859% 1/25/36 (f)(l)	383	130
Class M6, 0.9359% 1/25/36 (f)(l)	389	121
Series 2006-1:
Class A2, 0.5959% 4/25/36 (f)(l)	1,658	984
Class M1, 0.6159% 4/25/36 (f)(l)	515	221
Class M2, 0.6359% 4/25/36 (f)(l)	545	217
Class M3, 0.6559% 4/25/36 (f)(l)	468	176
Class M4, 0.7559% 4/25/36 (f)(l)	266	96
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M5, 0.7959% 4/25/36 (f)(l)	$ 256	$ 88
Class M6, 0.8759% 4/25/36 (f)(l)	559	181
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (f)(l)	1,880	1,264
Class A2, 0.5159% 7/25/36 (f)(l)	1,393	824
Class B1, 1.1059% 7/25/36 (f)(l)	504	148
Class B3, 2.9359% 7/25/36 (f)(l)	831	215
Class M1, 0.5459% 7/25/36 (f)(l)	1,461	616
Class M2, 0.5659% 7/25/36 (f)(l)	1,029	399
Class M3, 0.5859% 7/25/36 (f)(l)	814	300
Class M4, 0.6559% 7/25/36 (f)(l)	546	191
Class M5, 0.7059% 7/25/36 (f)(l)	673	223
Class M6, 0.7759% 7/25/36 (f)(l)	1,058	337
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (f)(l)	110	19
Class B2, 1.5859% 10/25/36 (f)(l)	80	12
Class B3, 2.8359% 10/25/36 (f)(l)	130	19
Class M4, 0.6659% 10/25/36 (f)(l)	122	32
Class M5, 0.7159% 10/25/36 (f)(l)	146	35
Class M6, 0.7959% 10/25/36 (f)(l)	286	57
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (f)(l)	562	378
Class A2, 0.5059% 12/25/36 (f)(l)	2,548	1,209
Class B1, 0.9359% 12/25/36 (f)(l)	88	19
Class B2, 1.4859% 12/25/36 (f)(l)	91	18
Class B3, 2.6859% 12/25/36 (f)(l)	152	27
Class M1, 0.5259% 12/25/36 (f)(l)	183	62
Class M2, 0.5459% 12/25/36 (f)(l)	122	38
Class M3, 0.5759% 12/25/36 (f)(l)	124	37
Class M4, 0.6359% 12/25/36 (f)(l)	149	41
Class M5, 0.6759% 12/25/36 (f)(l)	136	36
Class M6, 0.7559% 12/25/36 (f)(l)	122	30
Series 2007-1:
Class A2, 0.5059% 3/25/37 (f)(l)	2,626	1,366
Class B1, 0.9059% 3/25/37 (f)(l)	843	160
Class B2, 1.3859% 3/25/37 (f)(l)	607	97
Class B3, 3.5859% 3/25/37 (f)(l)	1,725	224
Class M1, 0.5059% 3/25/37 (f)(l)	714	282
Class M2, 0.5259% 3/25/37 (f)(l)	536	188
Class M3, 0.5559% 3/25/37 (f)(l)	476	148
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.6059% 3/25/37 (f)(l)	$ 365	$ 102
Class M5, 0.6559% 3/25/37 (f)(l)	597	149
Class M6, 0.7359% 3/25/37 (f)(l)	834	184
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (f)(l)	436	283
Class A2, 0.5559% 7/25/37 (f)(l)	409	192
Class B1, 1.8359% 7/25/37 (f)(l)	127	20
Class B2, 2.4859% 7/25/37 (f)(l)	111	16
Class B3, 3.5859% 7/25/37 (f)(l)	124	17
Class M1, 0.6059% 7/25/37 (f)(l)	145	51
Class M2, 0.6459% 7/25/37 (f)(l)	81	25
Class M3, 0.7259% 7/25/37 (f)(l)	82	21
Class M4, 0.8859% 7/25/37 (f)(l)	159	35
Class M5, 0.9859% 7/25/37 (f)(l)	140	28
Class M6, 1.2359% 7/25/37 (f)(l)	178	30
Series 2007-3:
Class A2, 0.5259% 7/25/37 (f)(l)	661	323
Class B1, 1.1859% 7/25/37 (f)(l)	576	113
Class B2, 1.8359% 7/25/37 (f)(l)	1,485	252
Class B3, 4.2359% 7/25/37 (f)(l)	767	113
Class M1, 0.5459% 7/25/37 (f)(l)	498	184
Class M2, 0.5759% 7/25/37 (f)(l)	534	184
Class M3, 0.6059% 7/25/37 (f)(l)	866	279
Class M4, 0.7359% 7/25/37 (f)(l)	1,359	390
Class M5, 0.8359% 7/25/37 (f)(l)	689	168
Class M6, 1.0359% 7/25/37 (f)(l)	525	120
Series 2007-4A:
Class A2, 0.7859% 9/25/37 (f)(l)	4,892	2,495
Class B1, 2.7859% 9/25/37 (f)(l)	827	99
Class B2, 3.6859% 9/25/37 (f)(l)	3,079	339
Class M1, 1.1859% 9/25/37 (f)(l)	771	193
Class M2, 1.2859% 9/25/37 (f)(l)	771	154
Class M4, 1.8359% 9/25/37 (f)(l)	2,026	324
Class M5, 1.9859% 9/25/37 (f)(l)	2,026	284
Class M6, 2.1859% 9/25/37 (f)(l)	2,027	264
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(m)	21,627	629
Series 2006-2A Class IO, 1.7976% 7/25/36 (d)(f)(m)	56,011	3,641
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (f)(l)	$ 542	$ 260
Class H, 0.8888% 3/15/19 (f)(l)	365	157
Class J, 1.0888% 3/15/19 (f)(l)	274	104
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (f)(l)	303	159
Class E, 0.5388% 3/15/22 (f)(l)	1,576	777
Class F, 0.5888% 3/15/22 (f)(l)	967	439
Class G, 0.6388% 3/15/22 (f)(l)	248	105
Class H, 0.7888% 3/15/22 (f)(l)	303	114
Class J, 0.9388% 3/15/22 (f)(l)	303	89
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,729
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	80	82
Series 2007-PW17 Class A1, 5.282% 6/11/50	6,356	6,502
Series 2002-TOP8 Class X2, 2.0834% 8/15/38 (f)(l)(m)	32,300	577
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (f)(l)(m)	60,795	542
Series 2004-PWR6 Class X2, 0.6267% 11/11/41 (f)(l)(m)	24,558	370
Series 2005-PWR9 Class X2, 0.5357% 9/11/42 (f)(l)(m)	122,399	1,564
Series 2006-PW13 Class A1, 5.294% 9/11/41	7,856	8,101
Series 2007-PW15 Class A1, 5.016% 2/11/44	55	57
Series 2007-T28 Class A1, 5.422% 9/11/42	3,273	3,399
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (f)(l)	6,346	3,522
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0852% 5/15/35 (f)(l)(m)	139,212	5,046
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 5.974% 2/12/16 (f)(l)	641	643
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5688% 11/15/36 (f)(l)	323	178
Class H, 0.6088% 11/15/36 (f)(l)	258	133
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (f)	316	316
Series 2004-C2 Class XP, 0.8725% 10/15/41 (f)(l)(m)	26,683	442
Series 2007-C6 Class A1, 5.622% 12/10/49 (l)	191	197
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	$ 3,622	$ 3,683
Series 2006-CD3 Class X3, 0.4231% 10/15/48 (l)(m)	294,128	4,290
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (l)	2,971	3,050
Class A2, 5.334% 4/15/47	12,642	12,603
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5488% 4/15/17 (f)(l)	640	403
Class E, 0.6088% 4/15/17 (f)(l)	204	118
Class F, 0.6488% 4/15/17 (f)(l)	116	59
Class G, 0.7888% 4/15/17 (f)(l)	116	53
Class H, 0.8588% 4/15/17 (f)(l)	116	49
Class J, 1.0888% 4/15/17 (f)(l)	89	34
Series 2005-FL11:
Class F, 0.6888% 11/15/17 (f)(l)	258	186
Class G, 0.7388% 11/15/17 (f)(l)	179	114
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	7,575	7,401
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (f)(l)(m)	10,569	102
Series 2005-LP5 Class XP, 0.3387% 5/10/43 (l)(m)	30,688	249
Series 2006-C8 Class XP, 0.4954% 12/10/46 (l)(m)	5,639	83
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	653	658
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	171	175
Series 2007-C3 Class A1, 5.664% 6/15/39 (l)	35	35
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (l)(m)	241,717	4,950
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	3,609	3,686
Series 1998-C1 Class D, 7.17% 5/17/40	3,770	3,860
Series 1999-C1 Class E, 8.0306% 9/15/41 (l)	6,370	6,356
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (l)(m)	109,373	1,644
Series 2003-C3 Class ASP, 1.692% 5/15/38 (f)(l)(m)	69,983	608
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (f)(l)(m)	2,932	11
Series 2004-C1 Class ASP, 0.9531% 1/15/37 (f)(l)(m)	49,453	554
Series 2005-C1 Class ASP, 0.3039% 2/15/38 (f)(l)(m)	250,377	1,726
Series 2005-C2 Class ASP, 0.5444% 4/15/37 (f)(l)(m)	44,512	530
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (f)(l)	$ 1,256	$ 590
0.5088% 2/15/22 (f)(l)	448	143
Class F, 0.5588% 2/15/22 (f)(l)	897	260
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	2,567	2,598
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,571
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,230	4,255
Series 2001-1 Class X1, 1.0461% 5/15/33 (f)(l)(m)	72,064	896
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(l)(m)	3,087	33
Series 2007-C1 Class XP, 0.2088% 12/10/49 (l)(m)	3,951	28
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	7,917	8,155
Series 2003-C3 Class X2, 0.6845% 12/10/38 (f)(l)(m)	3,541	20
Series 2004-C3 Class X2, 0.602% 12/10/41 (l)(m)	29,078	314
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	205	214
Series 2007-GG9 Class A1, 5.233% 3/10/39	51	52
Series 2003-C1 Class XP, 2.0345% 7/5/35 (f)(l)(m)	1,869	19
Series 2003-C2 Class XP, 0.9802% 1/5/36 (f)(l)(m)	75,115	470
Series 2005-GG3 Class XP, 0.879% 8/10/42 (f)(l)(m)	117,551	1,824
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6816% 6/6/20 (f)(l)	562	309
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (f)(l)	4,021	3,418
Class D, 0.6116% 3/6/20 (f)(l)	1,390	1,168
Class E, 0.6816% 3/6/20 (f)(l)	1,905	1,581
Class F, 0.7216% 3/6/20 (f)(l)	967	793
Class G, 0.7616% 3/6/20 (f)(l)	479	383
Class H, 0.8916% 3/6/20 (f)(l)	799	631
Class J, 1.0916% 3/6/20 (f)(l)	1,146	882
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	2,589	2,758
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	$ 79	$ 81
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (f)	772	797
Series 2000-HLTA Class D, 7.555% 10/3/15 (f)	4,870	5,138
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	968	977
Series 2002-C3 Class X2, 1.1342% 7/12/35 (f)(l)(m)	25,963	1
Series 2003-CB7 Class X2, 0.7678% 1/12/38 (f)(l)(m)	12,184	74
Series 2003-LN1 Class X2, 0.6554% 10/15/37 (f)(l)(m)	79,485	426
Series 2004-C1 Class X2, 0.9681% 1/15/38 (f)(l)(m)	14,745	132
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (f)(l)(m)	18,542	193
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4688% 11/15/18 (f)(l)	166	83
Class E, 0.5188% 11/15/18 (f)(l)	237	114
Class F, 0.5688% 11/15/18 (f)(l)	355	156
Class G, 0.5988% 11/15/18 (f)(l)	309	130
Class H, 0.7388% 11/15/18 (f)(l)	237	90
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (l)	4,082	4,191
Series 2008-C2 Class A1, 5.017% 2/12/51	2,000	2,042
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	16,428	16,516
Series 2006-C6 Class A1, 5.23% 9/15/39	3,147	3,216
Series 2006-C7 Class A1, 5.279% 11/15/38	1,354	1,391
Series 2007-C1 Class A1, 5.391% 2/15/40 (l)	1,758	1,806
Series 2007-C2 Class A1, 5.226% 2/15/40	1,453	1,484
Series 2002-C7 Class XCP, 0.944% 1/15/36 (f)(l)(m)	39,014	11
Series 2003-C1 Class XCP, 1.272% 12/15/36 (f)(l)(m)	18,642	66
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (f)(l)(m)	36,727	445
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	55	55
Series 2004-C6 Class XCP, 0.5836% 8/15/36 (f)(l)(m)	34,608	323
Series 2006-C1 Class XCP, 0.3421% 2/15/41 (l)(m)	226,217	2,001
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(m)	$ 128,657	$ 2,692
Series 2007-C1 Class XCP, 0.4739% 2/15/40 (l)(m)	55,096	756
Series 2007-C2 Class XCP, 0.5135% 2/15/40 (l)(m)	250,856	4,034
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	5,530	5,620
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5788% 9/15/21 (f)(l)	770	202
Class G, 0.5988% 9/15/21 (f)(l)	1,521	275
Class H, 0.6388% 9/15/21 (f)(l)	392	63
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	61	61
Series 2005-MKB2 Class A2, 4.806% 9/12/42	4,794	4,789
Series 2007-C1 Class A1, 4.533% 6/12/50	166	169
Series 2005-MCP1 Class XP, 0.5371% 6/12/43 (l)(m)	42,369	731
Series 2005-MKB2 Class XP, 0.1113% 9/12/42 (l)(m)	17,548	130
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,753	1,795
Series 2007-8 Class A1, 4.622% 8/12/49	3,053	3,124
Series 2007-9 Class A2, 5.59% 9/12/49	4,770	4,778
Series 2006-4 Class XP, 0.6226% 12/12/49 (l)(m)	107,789	2,255
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.438% 7/15/19 (f)(l)	554	66
Series 2007-XCLA Class A1, 0.438% 7/17/17 (f)(l)	1,789	698
Series 2007-XLCA Class B, 0.7388% 7/17/17 (f)(l)	1,139	51
Series 2007-XLFA:
Class D, 0.428% 10/15/20 (f)(l)	449	99
Class E, 0.488% 10/15/20 (f)(l)	562	84
Class F, 0.538% 10/15/20 (f)(l)	337	40
Class G, 0.578% 10/15/20 (f)(l)	417	46
Class H, 0.668% 10/15/20 (f)(l)	262	8
Class J, 0.818% 10/15/20 (f)(l)	300	6
Class MHRO, 0.928% 10/15/20 (f)(l)	158	17
Class MJPM, 1.238% 10/15/20 (f)(l)	52	5
Class MSTR, 0.938% 10/15/20 (f)(l)	94	13
Class NHRO, 1.128% 10/15/20 (f)(l)	234	23
Class NSTR, 1.088% 10/15/20 (f)(l)	87	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ4 Class A1, 3.27% 5/15/40	$ 1,632	$ 1,636
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (f)(l)(m)	24,293	353
Series 2006-HQ8 Class A1, 5.124% 3/12/44	335	337
Series 2006-T23 Class A1, 5.682% 8/12/41	1,827	1,869
Series 2007-HQ11 Class A1, 5.246% 2/12/44	3,157	3,245
Series 2007-IQ13 Class A1, 5.05% 3/15/44	48	49
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	123	127
Class A2, 5.61% 4/15/49	12,445	12,489
Series 2007-T25 Class A1, 5.391% 11/12/49	74	77
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (f)(l)(m)	55,055	572
Series 2005-HQ5 Class X2, 0.2095% 1/14/42 (l)(m)	44,327	270
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (f)(l)(m)	45,290	920
Series 2005-TOP17 Class X2, 0.5764% 12/13/41 (l)(m)	32,630	520
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (f)(l)(m)	2,446	36
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (l)	85	89
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (f)(l)	1,544	69
Class D, 0.9388% 7/17/17 (f)(l)	726	33
Class E, 1.0388% 7/17/17 (f)(l)	590	27
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.331% 3/12/35 (f)(l)(m)	47,877	758
Series 2003-TOP9 Class X2, 1.4359% 11/13/36 (f)(l)(m)	29,681	471
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.7082% 4/4/27 (l)	10,640	10,984
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (f)(l)	145	142
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (f)(l)	859	730
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (f)(l)	938	393
Class F, 0.585% 8/11/18 (f)(l)	1,264	480
Class G, 0.605% 8/11/18 (f)(l)	1,198	426
Class J, 0.845% 8/11/18 (f)(l)	266	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (f)(l)	$ 68	$ 14
Class AP2, 1.0388% 6/15/20 (f)(l)	112	17
Class F, 0.7188% 6/15/20 (f)(l)	2,172	391
Class LXR2, 1.0388% 6/15/20 (f)(l)	1,481	148
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	10,125	10,213
Series 2004-C14 Class A2, 4.368% 8/15/41	7,657	7,654
Series 2006-C29 Class A1, 5.11% 11/15/48	246	252
Series 2007-C30 Class A1, 5.031% 12/15/43	2,840	2,899
Series 2007-C31 Class A1, 5.14% 4/15/47	1,625	1,659
Series 2003-C8 Class XP, 0.3668% 11/15/35 (f)(l)(m)	1,343	5
Series 2003-C9 Class XP, 0.4821% 12/15/35 (f)(l)(m)	1,564	7
Series 2005-C20 Class A3SF, 0.375% 7/15/42 (l)	7,788	7,563
Series 2006-C23 Class X, 0.0803% 1/15/45 (f)(l)(m)	1,012,547	3,877
Series 2007-C30 Class XP, 0.4339% 12/15/43 (f)(l)(m)	259,738	3,964
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $383,137)		336,156
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $20,213)	20,250	20,360
Certificates of Deposit - 0.8%

BNP Paribas SA yankee 0.84% 2/16/10	7,000	7,009
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	18,500	18,521
Royal Bank of Canada New York Branch yankee 2.25% 3/15/13	25,678	25,731
TOTAL CERTIFICATES OF DEPOSIT (Cost $51,163)		51,261
Commercial Paper - 0.6%

Dow Chemical Co. 1.3% 12/15/09	4,000	3,998
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	19,000	18,963
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	19,000	18,986
TOTAL COMMERCIAL PAPER (Cost $41,899)		41,947
Cash Equivalents - 4.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 11,074	$ 11,074
0.17%, dated 11/30/09 due 12/1/09:
(Collateralized by U.S. Government Obligations) #	208,508	208,507
(Collateralized by U.S. Government Obligations) # (b)	90,178	90,178
TOTAL CASH EQUIVALENTS (Cost $309,759)		309,759
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $7,063,617)		7,021,095
NET OTHER ASSETS - (2.0)%		(134,365)
NET ASSETS - 100%		$ 6,886,730
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
382 Eurodollar 90 Day Index Contracts	Dec. 2009	$ 381,725	$ 1,125
382 Eurodollar 90 Day Index Contracts	March 2010	381,632	1,169
382 Eurodollar 90 Day Index Contracts	June 2010	381,499	1,264
112 Eurodollar 90 Day Index Contracts	Sept. 2010	111,784	295
TOTAL EURODOLLAR CONTRACTS			$ 3,853
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (k)

	Oct. 2034	$ 430	$ (345)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	427	(403)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (k)	August 2034	321	(240)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (k)	Oct. 2034	386	(294)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (k)	April 2032	129	(76)

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (k)

	March 2034	0 *	0*
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (k)	Feb. 2034	4	(4)
		$ 1,697	$ (1,362)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $729,617,000 or 10.6% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $233,263,000 or 3.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,021,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,415,000.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,965,000 or 0.1% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 7,507
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,074,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 5,812
Banc of America Securities LLC	2,170
Barclays Capital, Inc.	3,092
$ 11,074
$208,507,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 40,815
J.P. Morgan Securities, Inc.	20,407
Mizuho Securities USA, Inc.	74,487
RBC Capital Markets Corp.	1,373
UBS Securities LLC	71,425
$ 208,507
$90,178,000 due 12/01/09 at 0.17%
J.P. Morgan Securities, Inc.	$ 90,178
Affiliated Central Funds
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 44,351	$ -	$ 44,942*	$ -	0.0%
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,757,404	$ -	$ 1,757,404	$ -
U.S. Government and Government Agency Obligations	2,846,581	-	2,846,581	-
U.S. Government Agency - Mortgage Securities	530,293	-	530,293	-
Asset-Backed Securities	731,392	-	684,036	47,356
Collateralized Mortgage Obligations	395,942	-	370,248	25,694
Commercial Mortgage Securities	336,156	-	287,690	48,466
Foreign Government and Government Agency Obligations	20,360	-	20,360	-
Certificates of Deposit	51,261	-	51,261	-
Commercial Paper	41,947	-	41,947	-
Cash Equivalents	309,759	-	309,759	-
Total Investments in Securities:	$ 7,021,095	$ -	$ 6,899,579	$ 121,516
Derivative Instruments:
Assets
Futures Contracts	$ 3,853	$ 3,853	$ -	$ -
Liabilities
Swap Agreements	$ (1,362)	$ -	$ (240)	$ (1,122)
Total Derivative Instruments:	$ 2,491	$ 3,853	$ (240)	$ (1,122)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 49,167
Total Realized Gain (Loss)	(980)
Total Unrealized Gain (Loss)	5,171
Cost of Purchases	9
Proceeds of Sales	(6,977)
Amortization/Accretion	(584)
Transfers in/out of Level 3	1,550
Ending Balance	$ 47,356
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 1,265
Collateralized Mortgage Obligations
Beginning Balance	$ 10,652
Total Realized Gain (Loss)	60
Total Unrealized Gain (Loss)	11,054
Cost of Purchases	-
Proceeds of Sales	(143)
Amortization/Accretion	44
Transfers in/out of Level 3	4,027
Ending Balance	$ 25,694
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 10,250
Commercial Mortgage Securities
Beginning Balance	$ 48,411
Total Realized Gain (Loss)	252
Total Unrealized Gain (Loss)	3,292
Cost of Purchases	-
Proceeds of Sales	(2,289)
Amortization/Accretion	(244)
Transfers in/out of Level 3	(956)
Ending Balance	$ 48,466
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 2,847
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (814)
Total Unrealized Gain (Loss)	(21)
Transfers in/out of Level 3	(287)
Ending Balance	$ (1,122)
Realized gain (loss) on Swap Agreements for the period	$ 10
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at November 30, 2009	$ (27)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $7,066,093,000. Net unrealized depreciation aggregated $44,998,000, of which $147,645,000 related to appreciated investment securities and $192,643,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,697,000 representing 0.02% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Bond Index
Class F

November 30, 2009

1.810715.105

UBI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,871
5.875% 3/15/11	2,058	2,159
		8,030
Diversified Consumer Services - 0.1%
President and Fellows of Harvard College 5.625% 10/1/38	7,700	8,185
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,566
6.3% 3/1/38	7,045	8,070
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,061
5.3% 9/15/19	2,000	2,061
		14,758
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,199	4,347
5.875% 1/15/36	14,806	12,586
		16,933
Media - 1.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,864	1,989
6.875% 5/1/12	2,418	2,681
7.625% 4/15/31	3,250	3,768
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	537
Comcast Corp.:
4.95% 6/15/16	1,862	1,944
5.5% 3/15/11	378	397
5.7% 5/15/18	2,940	3,122
5.7% 7/1/19	12,000	12,820
5.85% 1/15/10	61	61
6.55% 7/1/39	3,000	3,188
COX Communications, Inc.:
4.625% 1/15/10	2,121	2,129
4.625% 6/1/13	4,425	4,667
6.45% 12/1/36 (d)	1,185	1,182
6.95% 6/1/38 (d)	906	965
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
4.75% 3/15/10	$ 242	$ 243
5.3% 12/15/14	868	957
5.65% 8/15/20 (d)	1,000	1,067
6.15% 3/1/37	3,955	3,961
6.9% 3/1/19	2,523	2,892
6.9% 8/15/39 (d)	2,000	2,179
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,111
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,609
5.85% 5/1/17	5,801	6,184
6.2% 7/1/13	2,302	2,554
6.75% 7/1/18	1,162	1,297
7.3% 7/1/38	8,000	9,019
8.75% 2/14/19	2,368	2,944
Time Warner, Inc.:
5.875% 11/15/16	2,131	2,333
6.5% 11/15/36	7,160	7,605
Viacom, Inc.:
4.375% 9/15/14	2,000	2,085
5.625% 9/15/19	1,000	1,068
6.125% 10/5/17	5,420	5,958
6.75% 10/5/37	1,865	1,987
Walt Disney Co. 5.5% 3/15/19	2,000	2,221
		106,244
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	10,000	12,094
TOTAL CONSUMER DISCRETIONARY		166,244
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,245
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,117
5.75% 10/23/17	5,185	5,727
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,908	3,084
PepsiCo, Inc. 7.9% 11/1/18	6,000	7,623
		19,796
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.6606% 6/1/10 (h)	$ 2,275	$ 2,276
6.125% 9/15/39	1,000	992
6.302% 6/1/37 (h)	5,809	4,996
Kroger Co. 3.9% 10/1/15	9,000	9,303
Safeway, Inc. 5% 8/15/19	1,000	1,031
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,416
6.5% 8/15/37	8,275	9,708
		38,722
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,414
General Mills, Inc. 5.65% 2/15/19	13,501	14,766
Kellogg Co. 4.45% 5/30/16	2,000	2,125
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,878
6% 2/11/13	7,895	8,592
6.125% 2/1/18	5,497	5,895
6.75% 2/19/14	535	602
6.875% 2/1/38	3,250	3,513
		43,785
Household Products - 0.1%
Procter & Gamble Co. 3.15% 9/1/15	4,500	4,647
Procter & Gamble International Funding SCA 1.35% 8/26/11	1,000	1,011
		5,658
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,773	1,908
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,504
Philip Morris International, Inc.:
4.875% 5/16/13	8,937	9,623
5.65% 5/16/18	6,789	7,382
6.375% 5/16/38	1,450	1,636
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 2,899	$ 3,024
7.25% 6/15/37	7,220	7,280
		36,449
TOTAL CONSUMER STAPLES		146,318
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Halliburton Co.:
6.15% 9/15/19	2,000	2,276
7.45% 9/15/39	1,500	1,895
Rowan Companies, Inc. 7.875% 8/1/19	500	551
Transocean Ltd. 5.25% 3/15/13	3,433	3,704
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,833
5.15% 3/15/13	2,255	2,386
7% 3/15/38	5,580	5,790
		18,435
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,466
6.45% 9/15/36	2,675	2,808
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,019
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,799
5.7% 5/15/17	1,148	1,240
Cenovus Energy, Inc. 6.75% 11/15/39 (d)	2,000	2,198
ConocoPhillips:
4.6% 1/15/15	3,000	3,256
4.75% 2/1/14	1,045	1,136
5.75% 2/1/19	2,902	3,218
6.5% 2/1/39	7,529	8,556
Devon Energy Corp. 5.625% 1/15/14	2,321	2,570
Duke Energy Field Services:
6.875% 2/1/11	2,291	2,403
7.875% 8/16/10	1,028	1,074
El Paso Natural Gas Co. 5.95% 4/15/17	926	974
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	1,160	1,273
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP:
5.875% 12/15/16	$ 1,789	$ 1,890
6.5% 4/15/18	2,350	2,631
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,161
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,295
5.6% 10/15/14	1,937	2,108
5.65% 4/1/13	690	742
5.9% 4/15/13	3,208	3,470
6.65% 4/15/18	4,513	5,000
7.55% 4/15/38	8,655	10,050
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,111
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,145
Nexen, Inc.:
5.05% 11/20/13	3,809	3,975
5.2% 3/10/15	900	948
5.875% 3/10/35	3,710	3,494
6.4% 5/15/37	12,035	12,019
Pemex Project Funding Master Trust:
0.9344% 12/3/12 (d)(h)	2,040	1,960
1.599% 6/15/10 (d)(h)	1,233	1,233
Petro-Canada:
6.05% 5/15/18	3,650	3,966
6.8% 5/15/38	8,445	9,299
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,242
Plains All American Pipeline LP:
5.75% 1/15/20	1,000	1,039
6.125% 1/15/17	1,795	1,937
6.65% 1/15/37	2,795	2,925
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,083
StatoilHydro ASA 2.9% 10/15/14	1,500	1,532
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,319
6.85% 6/1/39	2,000	2,228
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	2,348	2,197
Valero Energy Corp. 6.625% 6/15/37	3,620	3,498
XTO Energy, Inc.:
5% 1/31/15	1,733	1,851
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 1,189	$ 1,269
5.9% 8/1/12	4,410	4,822
		171,429
TOTAL ENERGY		189,864
FINANCIALS - 7.0%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,816	1,879
5.3% 10/30/15	1,159	1,268
6.95% 8/10/12	1,338	1,504
BlackRock, Inc. 6.25% 9/15/17	11,603	12,829
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,559
5.25% 10/15/13	5,848	6,303
5.45% 11/1/12	3,733	4,061
5.625% 1/15/17	7,000	7,235
6.15% 4/1/18	1,951	2,106
6.6% 1/15/12	1,695	1,854
6.75% 10/1/37	24,510	25,227
6.875% 1/15/11	270	286
7.5% 2/15/19	1,741	2,056
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	13,335
Lazard Group LLC:
6.85% 6/15/17	3,804	3,901
7.125% 5/15/15	1,364	1,424
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,478
6.4% 8/28/17	3,140	3,294
6.875% 4/25/18	6,991	7,499
Morgan Stanley:
4.2% 11/20/14	7,250	7,284
4.75% 4/1/14	4,287	4,362
5.05% 1/21/11	3,016	3,123
5.25% 11/2/12	242	260
5.45% 1/9/17	236	242
5.625% 9/23/19	2,000	2,026
5.95% 12/28/17	5,745	6,039
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 3,000	$ 3,269
6.6% 4/1/12	5,666	6,189
6.625% 4/1/18	5,055	5,484
6.75% 4/15/11	828	883
7.3% 5/13/19	3,000	3,382
Northern Trust Corp. 5.5% 8/15/13	2,607	2,904
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	968	985
State Street Corp. 4.3% 5/30/14	1,940	2,061
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,410
4.95% 11/1/12	3,828	4,182
5.45% 5/15/19	2,000	2,170
UBS AG Stamford Branch:
5.75% 4/25/18	3,500	3,617
5.875% 12/20/17	3,500	3,632
		177,602
Commercial Banks - 1.2%
American Express Bank FSB:
5.5% 4/16/13	4,052	4,348
6% 9/13/17	615	647
Bank of America NA:
5.3% 3/15/17	3,500	3,430
6% 10/15/36	2,419	2,406
Bank One Corp.:
5.25% 1/30/13	921	986
7.875% 8/1/10	685	718
Barclays Bank PLC:
5% 9/22/16	1,500	1,556
5.2% 7/10/14	2,000	2,146
6.75% 5/22/19	3,000	3,403
BB&T Capital Trust IV 6.82% 6/12/77 (h)	3,510	3,054
BB&T Corp. 6.5% 8/1/11	1,231	1,314
Chase Manhattan Corp. 7.875% 6/15/10	1,538	1,594
Credit Suisse First Boston 6% 2/15/18	15,651	16,741
Credit Suisse First Boston New York Branch 5% 5/15/13	9,285	10,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.125% 2/14/11	$ 2,892	$ 2,986
5.25% 2/10/14 (d)	559	590
5.5% 10/17/12	2,235	2,393
Fifth Third Bancorp:
4.5% 6/1/18	122	100
8.25% 3/1/38	2,079	1,993
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,643
JPMorgan Chase Bank 6% 10/1/17	2,075	2,223
KeyBank NA:
5.8% 7/1/14	1,109	1,106
7% 2/1/11	1,113	1,161
Korea Development Bank 4.625% 9/16/10	1,816	1,854
National City Bank, Cleveland 4.5% 3/15/10	2,915	2,941
PNC Funding Corp. 6.7% 6/10/19	2,500	2,832
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	2,905	2,804
Union Planters Corp. 7.75% 3/1/11	594	592
UnionBanCal Corp. 5.25% 12/16/13	656	682
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,442
6.6% 1/15/38	10,000	10,796
Wachovia Corp.:
5.5% 5/1/13	14,000	15,164
5.625% 10/15/16	3,367	3,531
5.75% 6/15/17	2,905	3,056
Wells Fargo & Co.:
4.2% 1/15/10	2,610	2,620
5.625% 12/11/17	10,972	11,449
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	575	608
Westpac Banking Corp.:
2.25% 11/19/12	2,200	2,217
4.875% 11/19/19	1,100	1,117
		139,270
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,714
8.15% 3/19/38	8,500	10,730
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp. 5.875% 5/2/13	$ 577	$ 626
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,392
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,114
7.375% 5/23/14	5,000	5,735
Discover Financial Services:
0.8297% 6/11/10 (h)	3,984	3,942
6.45% 6/12/17	2,263	2,173
10.25% 7/15/19	1,000	1,175
General Electric Capital Corp.:
5.25% 10/19/12	20,000	21,575
5.625% 9/15/17	7,044	7,347
5.625% 5/1/18	15,000	15,466
5.9% 5/13/14	10,000	10,968
6.375% 11/15/67 (h)	9,000	7,403
Household Finance Corp.:
6.375% 10/15/11	1,842	1,970
7% 5/15/12	464	509
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,339
5.25% 1/15/14	1,044	1,105
MBNA Corp. 7.5% 3/15/12	1,593	1,753
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,205	4,202
ORIX Corp. 5.48% 11/22/11	381	385
		104,623
Diversified Financial Services - 1.8%
Bank of America Corp.:
5.75% 12/1/17	4,835	4,931
7.4% 1/15/11	8,580	9,047
BB&T Corp. 3.85% 7/27/12	1,000	1,043
BP Capital Markets PLC:
1.55% 8/11/11	1,000	1,015
3.125% 3/10/12	4,000	4,167
3.875% 3/10/15	2,000	2,108
4.75% 3/10/19	1,000	1,059
Capital One Capital V 10.25% 8/15/39	2,000	2,200
Capital One Capital VI 8.875% 5/15/40	1,000	994
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
5.3% 10/17/12	$ 15,244	$ 15,987
5.5% 4/11/13	13,899	14,365
6.125% 5/15/18	5,731	5,723
6.5% 1/18/11	1,295	1,353
6.5% 8/19/13	6,095	6,499
8.125% 7/15/39	8,000	8,795
8.5% 5/22/19	8,000	9,035
CME Group, Inc. 5.75% 2/15/14	501	558
Deutsche Bank AG London Branch 3.875% 8/18/14	5,000	5,165
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,566
6.375% 5/15/38	7,218	8,269
International Lease Finance Corp.:
5.4% 2/15/12	2,837	2,419
5.65% 6/1/14	11,005	8,383
6.375% 3/25/13	1,489	1,199
6.625% 11/15/13	2,695	2,175
JPMorgan Chase & Co.:
3.7% 1/20/15	5,000	5,087
4.65% 6/1/14	4,000	4,273
4.891% 9/1/15 (h)	2,703	2,700
5.6% 6/1/11	3,066	3,274
5.75% 1/2/13	2,196	2,381
6.3% 4/23/19	10,000	11,143
6.75% 2/1/11	372	395
Kreditanstalt fuer Wiederaufbau 4.875% 6/17/19	25,000	27,763
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,054
3.875% 9/16/15	4,000	4,151
		190,276
Insurance - 0.6%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,352
Allstate Corp.:
6.2% 5/16/14	3,000	3,369
7.45% 5/16/19	3,000	3,587
Assurant, Inc.:
5.625% 2/15/14	1,894	1,982
6.75% 2/15/34	1,948	1,671
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
5% 6/15/15	$ 1,153	$ 1,238
6.125% 12/1/11	981	1,064
7.717% 2/15/19	14,148	16,965
Metropolitan Life Global Funding I 4.625% 8/19/10 (d)	3,268	3,333
Monumental Global Funding II 5.65% 7/14/11 (d)	1,637	1,680
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,269
5.4% 6/13/35	447	390
5.5% 3/15/16	421	435
5.7% 12/14/36	380	344
6.2% 1/15/15	1,340	1,444
7.375% 6/15/19	3,000	3,408
8.875% 6/15/68 (h)	2,944	3,032
The Chubb Corp.:
5.75% 5/15/18	4,175	4,625
6.5% 5/15/38	3,510	4,091
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,238	1,269
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,323
		69,442
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
6.125% 11/1/12	527	568
6.625% 9/15/11	356	380
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,030
BRE Properties, Inc. 4.875% 5/15/10	2,559	2,557
Camden Property Trust 4.375% 1/15/10	1,465	1,469
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,984	2,955
5% 5/3/10	2,220	2,210
5.25% 4/15/11	2,410	2,382
Duke Realty LP:
5.25% 1/15/10	449	450
5.4% 8/15/14	5,172	5,143
5.625% 8/15/11	2,929	3,016
5.95% 2/15/17	630	607
6.25% 5/15/13	1,000	1,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 1,000	$ 977
HRPT Properties Trust:
5.75% 11/1/15	881	844
6.25% 6/15/17	1,221	1,142
6.65% 1/15/18	612	581
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,053
Liberty Property LP:
5.125% 3/2/15	840	808
5.5% 12/15/16	1,000	952
Mack-Cali Realty LP:
5.05% 4/15/10	803	806
7.75% 2/15/11	967	1,008
Simon Property Group LP:
4.6% 6/15/10	1,086	1,101
4.875% 8/15/10	668	683
5% 3/1/12	360	377
5.375% 6/1/11	615	643
5.6% 9/1/11	2,692	2,836
5.75% 5/1/12	1,255	1,339
7.75% 1/20/11	813	854
Tanger Properties LP 6.15% 11/15/15	24	24
		39,831
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	3,403	3,606
Regency Centers LP:
5.25% 8/1/15	2,113	2,080
5.875% 6/15/17	1,046	1,002
		6,688
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.65% 5/1/18	8,539	8,606
6.5% 8/1/16	15,000	15,939
7.375% 5/15/14	1,461	1,640
Countrywide Financial Corp. 5.8% 6/7/12	2,889	3,089
Countrywide Home Loans, Inc. 4% 3/22/11	4,286	4,378
Independence Community Bank Corp. 4.9% 9/23/10	1,680	1,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
US Central Federal Credit Union:
1.25% 10/19/11	$ 1,500	$ 1,509
1.9% 10/19/12	1,500	1,520
		38,407
TOTAL FINANCIALS		766,139
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,264
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,132
Hospira, Inc. 6.4% 5/15/15	2,000	2,265
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,035
		6,432
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,608
6.3% 8/15/14	3,584	3,532
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,145
6.25% 6/15/14	2,000	2,219
7.25% 6/15/19	2,000	2,355
		11,859
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,153
6.45% 9/15/37	3,250	3,795
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,199
Merck & Co., Inc.:
4% 6/30/15	3,000	3,204
5% 6/30/19	5,970	6,431
5.85% 6/30/39	1,000	1,101
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,829
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,475
6.2% 3/15/19	4,000	4,609
7.2% 3/15/39	3,000	3,816
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,029
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.:
5% 8/15/14	$ 1,000	$ 1,040
6.125% 8/15/19	1,000	1,062
		52,743
TOTAL HEALTH CARE		74,298
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,615	2,658
6.4% 12/15/11 (d)	810	869
General Dynamics Corp. 1.8% 7/15/11	3,000	3,047
The Boeing Co.:
5% 3/15/14	3,000	3,294
6% 3/15/19	1,000	1,131
6.875% 3/15/39	1,000	1,196
United Technologies Corp. 6.125% 2/1/19	4,000	4,610
		16,805
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	246	243
Continental Airlines, Inc.:
6.648% 3/15/19	2,945	2,798
6.9% 7/2/19	848	814
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	361	341
7.57% 11/18/10	11,089	11,144
		15,340
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (h)	1,079	1,072
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19 (d)	4,000	4,190
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,598
5.45% 10/15/12	613	678
6% 10/15/17	2,902	3,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6.55% 10/15/37	$ 4,250	$ 4,916
General Electric Co. 5.25% 12/6/17	18,540	19,284
		30,724
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	605	634
Deere & Co.:
4.375% 10/16/19	2,000	2,061
5.375% 10/16/29	1,000	1,049
		3,744
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,122
CSX Corp. 7.375% 2/1/19	10,000	11,865
Norfolk Southern Corp. 5.75% 1/15/16	10,000	10,987
		27,974
TOTAL INDUSTRIALS		99,849
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,043
4.45% 1/15/20	2,000	2,034
4.95% 2/15/19	3,479	3,682
5.9% 2/15/39	12,416	13,002
Nokia Corp.:
5.375% 5/15/19	1,000	1,063
6.625% 5/15/39	1,000	1,123
		23,947
Computers & Peripherals - 0.3%
Dell, Inc. 5.625% 4/15/14	2,000	2,237
Hewlett-Packard Co. 4.75% 6/2/14	8,300	9,049
International Business Machines Corp. 7.625% 10/15/18	13,000	16,432
		27,718
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,055
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14	$ 2,922	$ 3,124
6% 10/1/12	3,840	4,128
6.55% 10/1/17	2,338	2,494
7.125% 10/1/37	2,475	2,575
		13,376
Office Electronics - 0.1%
Xerox Corp.:
5.5% 5/15/12	1,586	1,681
8.25% 5/15/14	3,902	4,540
		6,221
Software - 0.1%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,063
4.2% 6/1/19	2,000	2,083
Oracle Corp. 5.75% 4/15/18	7,400	8,229
		12,375
TOTAL INFORMATION TECHNOLOGY		83,637
MATERIALS - 1.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,034
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,570
5.9% 2/15/15	2,500	2,673
7.6% 5/15/14	3,000	3,406
8.55% 5/15/19	3,000	3,546
9.4% 5/15/39	3,000	3,847
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,066
4.625% 1/15/20	3,000	3,049
Lubrizol Corp. 8.875% 2/1/19	919	1,159
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,041
4.875% 3/30/20	1,500	1,525
Praxair, Inc. 3.25% 9/15/15	3,200	3,298
		40,214
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 1,816	$ 1,910
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,267
6.8% 8/1/19	3,000	3,412
Pactiv Corp.:
5.875% 7/15/12	1,697	1,814
6.4% 1/15/18	1,732	1,857
		10,350
Metals & Mining - 0.5%
ArcelorMittal SA 9.85% 6/1/19	2,000	2,464
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,957	2,112
5.5% 4/1/14	2,500	2,783
6.5% 4/1/19	2,500	2,932
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	1,983	2,225
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,021
6.25% 10/1/39	1,600	1,584
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,549
6.5% 7/15/18	9,079	10,062
7.125% 7/15/28	8,480	9,612
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,354
6.25% 1/23/17	9,395	10,062
		54,760
TOTAL MATERIALS		107,234
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,997
AT&T, Inc.:
5.8% 2/15/19	8,706	9,400
6.3% 1/15/38	838	871
6.7% 11/15/13	1,162	1,332
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,002	3,538
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
9.125% 12/15/10 (b)	$ 2,692	$ 2,890
9.125% 12/15/30	4,515	5,780
CenturyTel, Inc.:
6.15% 9/15/19	5,000	5,147
7.6% 9/15/39	2,500	2,485
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,620
5.875% 8/20/13	10,000	11,019
6.75% 8/20/18	3,595	4,089
France Telecom SA 5.375% 7/8/19	4,000	4,345
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,340
5.875% 2/1/12	2,707	2,939
5.875% 8/15/12	968	1,067
6.15% 9/15/34	5,270	5,303
6.45% 6/15/34	11,795	12,240
Telecom Italia Capital SA:
4% 1/15/10	4,844	4,860
4.95% 9/30/14	3,178	3,355
5.25% 10/1/15	4,571	4,810
6.999% 6/4/18	1,776	1,980
7.175% 6/18/19	6,000	6,800
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,213
5.877% 7/15/19	2,000	2,196
6.421% 6/20/16	1,151	1,305
7.045% 6/20/36	2,600	3,048
Telefonos de Mexico SA de CV 4.75% 1/27/10	6,144	6,175
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,272
6.35% 4/1/19	12,500	14,041
6.9% 4/15/38	6,025	6,813
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	3,202
7.25% 12/1/10	2,715	2,884
Verizon New England, Inc. 6.5% 9/15/11	882	950
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,891
		152,197
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	$ 8,365	$ 8,580
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,472
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	4,500	4,645
5.875% 10/1/19 (d)	1,000	1,035
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,592
8.5% 11/15/18	3,486	4,453
Vodafone Group PLC:
3.375% 11/24/15	1,000	990
5% 12/16/13	2,275	2,458
5.45% 6/10/19	6,000	6,375
5.5% 6/15/11	2,735	2,901
		45,501
TOTAL TELECOMMUNICATION SERVICES		197,698
UTILITIES - 1.7%
Electric Utilities - 1.1%
AmerenUE 6.4% 6/15/17	2,959	3,285
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,376
8.875% 11/15/18	2,000	2,545
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,895
5.8% 3/15/18	9,945	10,865
Duke Energy Carolinas LLC 5.25% 1/15/18	4,355	4,704
Duke Energy Corp. 3.95% 9/15/14	4,500	4,647
Exelon Corp. 4.9% 6/15/15	3,170	3,350
FirstEnergy Corp. 6.45% 11/15/11	87	94
FirstEnergy Solutions Corp. 6.8% 8/15/39 (d)	3,500	3,637
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,884
Illinois Power Co. 6.125% 11/15/17	3,364	3,655
Nevada Power Co. 6.5% 8/1/18	1,555	1,723
Northern States Power Co. 5.25% 3/1/18	10,500	11,413
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,952
PacifiCorp 6% 1/15/39	6,193	6,783
Pennsylvania Electric Co. 6.05% 9/1/17	757	815
Pepco Holdings, Inc.:
6.125% 6/1/17	400	420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.: - continued
6.45% 8/15/12	$ 800	$ 867
7.45% 8/15/32	200	217
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,376
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	1,000	868
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,717
6% 12/1/39	3,200	3,245
7.1% 3/1/11	3,353	3,572
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,661
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,648
6.55% 5/15/36	5,500	6,134
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,264
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,492
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,051
		113,155
Gas Utilities - 0.0%
EQT Corp. 8.125% 6/1/19	1,000	1,168
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	461
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,234
		4,863
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	6,384	6,991
Duke Capital LLC 5.668% 8/15/14	2,036	2,190
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,628
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,007
		17,816
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,205
Dominion Resources, Inc.:
4.75% 12/15/10	3,894	4,037
6.3% 9/30/66 (h)	1,000	880
7.5% 6/30/66 (h)	1,000	985
DTE Energy Co. 7.05% 6/1/11	974	1,038
KeySpan Corp. 7.625% 11/15/10	490	520
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,072
5.875% 10/1/12	2,893	3,191
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
6.5% 9/15/37	$ 7,605	$ 8,563
National Grid PLC 6.3% 8/1/16	1,463	1,617
NiSource Finance Corp.:
5.25% 9/15/17	835	818
5.4% 7/15/14	1,334	1,396
5.45% 9/15/20	5,111	4,972
6.4% 3/15/18	1,532	1,602
7.875% 11/15/10	1,012	1,065
Sempra Energy:
6% 10/15/39	1,000	993
6.5% 6/1/16	3,000	3,345
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	6,114	5,396
WPS Resources Corp. 6.11% 12/1/66 (h)	874	730
		46,425
TOTAL UTILITIES		182,259
TOTAL NONCONVERTIBLE BONDS (Cost $1,844,089)		2,013,540
U.S. Government and Government Agency Obligations - 38.7%

Other Government Related - 1.6%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	30,000	30,538
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (e)	50,000	50,950
2.125% 7/12/12 (FDIC Guaranteed) (e)	52,060	53,324
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (e)	25,000	25,497
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,504	10,000
TOTAL OTHER GOVERNMENT RELATED		170,309
U.S. Government Agency Obligations - 8.3%
Fannie Mae:
2% 1/9/12	21,500	22,016
2.5% 5/15/14	44,844	45,795
2.75% 3/13/14	63,630	65,780
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.625% 2/12/13	$ 55,295	$ 59,078
5% 2/16/12	91,005	99,051
Federal Farm Credit Bank 3% 9/22/14	50,000	51,566
Federal Home Loan Bank:
1.625% 11/21/12 (c)	102,720	103,639
3.625% 5/29/13	20,575	21,988
Freddie Mac:
2.125% 3/23/12 (c)	152,256	156,026
3.75% 3/27/19	45,640	46,386
4% 6/12/13	20,038	21,516
4.875% 6/13/18 (c)	98,230	108,555
5.75% 1/15/12	25,000	27,561
6.75% 3/15/31	26,000	33,190
Tennessee Valley Authority:
5.25% 9/15/39	20,000	20,493
5.375% 4/1/56	5,395	5,561
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		888,201
U.S. Treasury Obligations - 28.8%
U.S. Treasury Bills, yield at date of purchase 0.15% 6/3/10	563,399	562,961
U.S. Treasury Bonds:
3.5% 2/15/39	139,834	123,425
4.5% 5/15/38	25,000	26,281
6.25% 5/15/30	107,000	139,267
8% 11/15/21	75,392	108,058
U.S. Treasury Notes:
0.75% 11/30/11	303,610	304,108
1% 9/30/11	34,300	34,557
1% 10/31/11	35,000	35,252
1.5% 12/31/13	22,300	22,206
1.75% 1/31/14	19,700	19,788
1.75% 3/31/14	50,700	50,787
1.875% 2/28/14	50,660	51,087
1.875% 4/30/14	23,821	23,933
2.25% 5/31/14	25,170	25,683
2.375% 9/30/14	155,940	159,193
2.5% 3/31/13	18,030	18,785
2.625% 6/30/14	122,801	127,195
2.875% 6/30/10	132,152	134,222
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 8/31/16	$ 98,177	$ 100,693
3.125% 4/30/13	14,500	15,406
3.125% 5/15/19	14,260	14,201
3.25% 5/31/16	14,200	14,830
3.375% 6/30/13	390,850	418,973
3.625% 6/15/10	67,940	69,201
3.625% 8/15/19	77,950	80,715
3.875% 2/15/13	8,878	9,632
4% 2/15/14	20,600	22,584
4% 2/15/15	44,870	49,185
4.25% 8/15/13	22,600	24,943
4.25% 11/15/13	22,007	24,337
4.25% 11/15/14	6,580	7,298
4.25% 11/15/17	20,000	21,927
4.625% 11/15/16	16,100	18,148
4.625% 2/15/17	27,955	31,482
4.75% 8/15/17	173,405	196,449
TOTAL U.S. TREASURY OBLIGATIONS		3,086,792
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,033,613)		4,145,302
U.S. Government Agency - Mortgage Securities - 37.9%

Fannie Mae - 29.6%
4% 4/1/24 to 11/1/39	207,795	210,387
4% 12/1/24 (f)(g)	14,000	14,377
4% 12/1/24 (f)	20,000	20,538
4.5% 5/1/18 to 9/1/39	444,726	459,930
4.5% 12/1/24 (f)(g)	23,000	24,092
4.5% 12/1/24 (f)	43,000	45,042
4.5% 12/1/39 (f)(g)	66,000	67,730
4.55% 11/1/34 (h)	11,254	11,878
5% 12/1/17 to 8/1/39	508,890	537,306
5% 12/1/24 (f)(g)	32,000	33,988
5% 12/1/24 (f)	4,200	4,461
5% 12/1/39 (f)	16,000	16,777
5% 12/1/39 (f)	9,000	9,437
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 12/1/39 (f)(g)	$ 17,000	$ 17,825
5.082% 11/1/34 (h)	51,056	53,453
5.5% 5/1/21 to 3/1/39	757,638	809,059
5.5% 12/1/24 (f)(g)	18,100	19,379
5.5% 12/1/39 (f)	15,000	15,949
5.5% 12/1/39 (f)(g)	14,000	14,886
5.5% 12/1/39 (f)(g)	4,000	4,253
6% 8/1/22 to 9/1/39	495,998	535,657
6% 11/1/24 (f)(g)	3,000	3,237
6% 12/1/39 (f)(g)	6,000	6,431
6% 12/1/39 (f)(g)	9,000	9,647
6.5% 5/1/31 to 9/1/38	205,232	222,871
11.5% 8/1/14	1	1
TOTAL FANNIE MAE		3,168,591
Freddie Mac - 2.7%
3.927% 11/1/39 (h)	13,335	13,860
4.87% 3/1/35 (h)	25,069	26,494
5% 4/1/23 to 9/1/39	43,936	46,264
5% 12/1/39 (f)	89,500	93,825
5.057% 12/1/35 (h)	18,507	19,255
5.058% 9/1/35 (h)	38,139	40,205
5.429% 3/1/36 (h)	21,175	22,038
5.853% 9/1/37 (h)	13,402	14,172
6% 4/1/32 to 2/1/36	15,208	16,477
11.75% 9/1/13	6	7
TOTAL FREDDIE MAC		292,597
Government National Mortgage Association - 5.6%
4% 4/15/39 to 11/15/39	12,952	13,018
4.5% 8/15/39 to 9/15/39	97,265	100,240
4.5% 12/1/39 (f)(g)	21,000	21,588
5% 5/15/39 to 9/15/39	95,593	100,807
5% 12/1/39 (f)(g)	50,000	52,545
5.5% 10/15/35 to 9/15/39	33,645	36,018
5.5% 12/1/39 (f)(g)	80,000	85,151
5.5% 12/1/39 (f)	29,000	30,867
6% 11/15/34	6,934	7,559
6% 12/1/39 (f)(g)	28,000	29,973
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 12/1/39 (f)	$ 70,000	$ 74,933
6.5% 11/15/37 to 1/15/39	41,228	44,405
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		597,104
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,924,157)		4,058,292
Asset-Backed Securities - 0.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 0.6359% 11/25/50 (h)	91	90
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	143	146
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	750	673
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (h)	238	229
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	5,000	5,228
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,413
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,027
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	619
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	5,120
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,393
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	10,000	10,594
Series 2009-A3 Class A3, 2.7% 6/24/13	1,000	1,024
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,091
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (d)	630	642
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	7,015
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,149	1,172
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	187
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,713	1,285
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,172	1,173
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (h)	$ 105	$ 104
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (h)	151	146
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (h)	233	219
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (h)	377	11
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (h)	295	286
Superior Wholesale Inventory Financing Trust Series 2007-AE1 Class C, 0.8388% 1/15/12 (h)	216	215
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	583	606
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3359% 7/25/36 (h)	399	390
TOTAL ASSET-BACKED SECURITIES (Cost $47,276)		50,098
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (h)	1,268	1,303
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,416	354
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (d)(h)	1,268	1,165
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	136	140
Class A3, 5.447% 6/12/47 (h)	2,405	2,210
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	571	538
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	5,429	5,424
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	157
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,331)		11,291
Commercial Mortgage Securities - 3.5%
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (h)	$ 1,480	$ 1,500
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	342	349
Series 2006-5:
Class A1, 5.185% 9/10/47	759	772
Class A2, 5.317% 9/10/47	4,894	4,933
Class A3, 5.39% 9/10/47	1,768	1,719
Series 2006-6 Class A3, 5.369% 12/10/16	2,536	2,388
Series 2007-2 Class A1, 5.421% 4/10/49	238	247
Series 2007-4 Class A3, 5.8114% 2/10/51 (h)	1,265	1,215
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	103
Series 2007-3:
Class A3, 5.8372% 6/10/49 (h)	2,118	2,041
Class A4, 5.658% 6/10/49 (h)	2,643	2,193
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	221	223
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,452
Series 2004-2:
Class A3, 4.05% 11/10/38	1,639	1,640
Class A4, 4.153% 11/10/38	1,608	1,589
Series 2004-4 Class A3, 4.128% 7/10/42	490	491
Series 2005-1 Class A3, 4.877% 11/10/42	3,959	3,960
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	855	869
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,817
Series 2001-3 Class H, 6.562% 4/11/37 (d)	709	694
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	317	287
Class K, 6.15% 5/11/35 (d)	590	495
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	3,939	3,895
Series 2005-6 Class A3, 5.1788% 9/10/47 (h)	2,282	2,290
Series 2007-1 Class B, 5.543% 1/15/49	763	261
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (d)(h)	545	371
Class D, 0.5988% 3/15/22 (d)(h)	552	348
Class E, 0.6388% 3/15/22 (d)(h)	456	264
Series 2006-BIX1 Class F, 0.5488% 10/15/19 (d)(h)	939	545
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	3,510	102
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(i)	7,692	735
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (d)(h)	$ 97	$ 51
Class E, 0.5388% 3/15/22 (d)(h)	507	250
Class F, 0.5888% 3/15/22 (d)(h)	311	141
Class G, 0.6388% 3/15/22 (d)(h)	80	34
Class H, 0.7888% 3/15/22 (d)(h)	97	37
Class J, 0.9388% 3/15/22 (d)(h)	97	29
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	668	685
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,522	1,545
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,638	1,555
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,076	1,105
Series 2007-PW16 Class A4, 5.719% 6/11/40 (h)	16,612	14,579
Series 2007-PW17 Class A1, 5.282% 6/11/50	416	425
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	415	427
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,424
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	190	193
Class A4, 5.4631% 4/12/38 (h)	159	158
Series 2007-PW15 Class A1, 5.016% 2/11/44	213	219
Series 2007-PW16:
Class B, 5.719% 6/11/40 (d)(h)	203	66
Class C, 5.719% 6/11/40 (d)(h)	169	52
Class D, 5.719% 6/11/40 (d)(h)	169	48
Series 2007-T28 Class A1, 5.422% 9/11/42	216	224
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	1,490	1,486
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	508	504
Class F, 7.734% 1/15/32	275	273
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(h)	1,289	1,350
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5488% 8/16/21 (d)(h)	453	280
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	8,711
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,156	755
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	1,359	1,403
Class A4, 5.6998% 12/10/49 (h)	8,618	7,614
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (h)	$ 529	$ 503
Series 2007-CD4:
Class A1, 4.977% 12/11/49	317	323
Class A2A, 5.237% 12/11/49	6,129	6,204
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,188
Class C, 5.476% 12/11/49	2,387	167
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	172	176
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	1,268	1,177
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	1,027
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5088% 4/15/17 (d)(h)	1,020	704
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (d)(h)	1,992	1,673
Class D, 0.5788% 11/15/17 (d)(h)	104	82
Class E, 0.6288% 11/15/17 (d)(h)	368	279
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	51	51
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,367
Series 2007-C9 Class A4, 6.01% 12/10/49 (h)	2,805	2,505
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	707
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	195	196
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,000	4,155
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	1,272
Series 2007-C2:
Class A1, 5.269% 1/15/49	104	106
Class A2, 5.448% 1/15/49 (h)	9,580	9,623
Class A3, 5.542% 1/15/49 (h)	2,536	1,984
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	116	119
Class A4, 5.7228% 6/15/39 (h)	10,213	8,084
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,149
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	917
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (d)(h)	$ 4,524	$ 1,810
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	828	838
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,301
Series 2004-C1:
Class A3, 4.321% 1/15/37	403	409
Class A4, 4.75% 1/15/37	590	589
Series 1998-C1 Class D, 7.17% 5/17/40	1,281	1,312
Series 1999-C1 Class E, 8.0306% 9/15/41 (h)	1,310	1,307
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	6,695	6,651
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 0.3888% 2/15/22 (d)(h)	480	274
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	125	128
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,938	233
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	2,051	2,076
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	429
Class G, 6.936% 3/15/33 (d)	834	749
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,304	9,050
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	362	123
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (d)(h)	477	244
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	810	814
Series 2007-GG11:
Class A1, 5.358% 12/10/49	781	813
Class A2, 5.597% 12/10/49	2,536	2,555
Series 2007-GG9:
Class A1, 5.233% 3/10/39	188	193
Class A4, 5.444% 3/10/39	3,687	3,146
Series 2006-GG7:
Class A3, 5.9181% 7/10/38 (h)	3,342	3,340
Class A4, 6.1162% 7/10/38 (h)	10,980	9,970
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (d)(h)	$ 64	$ 48
Class D, 0.5216% 6/6/20 (d)(h)	302	175
Class E, 0.6116% 6/6/20 (d)(h)	351	197
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	399
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,436	7,530
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,907
Series 2007-GG10:
Class A1, 5.69% 8/10/45	266	275
Class A2, 5.778% 8/10/45	604	618
Class A4, 5.8051% 8/10/45 (h)	2,893	2,381
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3688% 11/15/18 (d)(h)	5,000	3,751
Class B, 0.4088% 11/15/18 (d)(h)	1,058	635
Class C, 0.4488% 11/15/18 (d)(h)	752	414
Class D, 0.4688% 11/15/18 (d)(h)	44	22
Class E, 0.5188% 11/15/18 (d)(h)	65	31
Class F, 0.5688% 11/15/18 (d)(h)	98	43
Class G, 0.5988% 11/15/18 (d)(h)	85	36
Class H, 0.7388% 11/15/18 (d)(h)	65	25
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (h)	3,771	3,660
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	1,909	1,815
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,327	3,157
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	750
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	602	570
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (h)	17,057	14,947
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (h)	3,560	3,609
Class A4, 5.8181% 6/15/49 (h)	1,882	1,623
Series 2007-LDP10 Class A1, 5.122% 1/15/49	116	119
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	2,914
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (h)	1,141	378
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	642	205
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	349
Series 2007-CB19:
Class B, 5.7442% 2/12/49	108	35
Class C, 5.7462% 2/12/49	283	87
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class D, 5.7462% 2/12/49	$ 298	$ 85
Series 2007-LDP10 Class ES, 5.5454% 1/15/49 (d)(h)	656	114
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	523	521
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	991	1,020
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	891	892
Series 2001-C2 Class A2, 6.653% 11/15/27	243	254
Series 2001-C3 Class A1, 6.058% 6/15/20	77	79
Series 2006-C1:
Class A2, 5.084% 2/15/31	608	611
Class A4, 5.156% 2/15/31	482	471
Series 2006-C3 Class A1, 5.478% 3/15/39	91	92
Series 2006-C6:
Class A1, 5.23% 9/15/39	177	181
Class A2, 5.262% 9/15/39 (h)	2,213	2,245
Series 2006-C7:
Class A1, 5.279% 11/15/38	1,294	1,330
Class A2, 5.3% 11/15/38	1,395	1,403
Class A3, 5.347% 11/15/38	945	892
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	105	108
Class A3, 5.398% 2/15/40	5,000	4,889
Class A4, 5.424% 2/15/40	1,163	969
Series 2007-C2:
Class A1, 5.226% 2/15/40	83	85
Class A3, 5.43% 2/15/40	611	530
Series 2000-C5 Class E, 7.29% 12/15/32	89	89
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,512
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,363
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	179	179
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	2,790	967
Class D, 5.563% 2/15/40 (h)	507	153
Class E, 5.582% 2/15/40 (h)	254	64
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,584	1,306
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	3,615
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	$ 363	$ 369
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (d)(h)	406	158
Class E, 0.5288% 9/15/21 (d)(h)	1,465	452
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	561	573
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	2,082	2,095
Series 2005-LC1 Class F, 5.378% 1/12/44 (d)(h)	1,103	329
Series 2006-C1 Class A2, 5.611% 5/12/39 (h)	1,788	1,809
Series 2007-C1 Class A4, 5.8285% 6/12/50 (h)	4,800	4,183
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,371
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (h)	591	546
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,349	1,337
Series 2006-4:
Class A2, 5.112% 12/12/49 (h)	995	997
Class ASB, 5.133% 12/12/49 (h)	1,090	1,035
Series 2007-5:
Class A1, 4.275% 8/12/48	87	88
Class A3, 5.364% 8/12/48	495	433
Class A4, 5.378% 8/12/48	51	39
Class B, 5.479% 2/12/17	3,804	981
Series 2007-6:
Class A1, 5.175% 3/12/51	101	103
Class A4, 5.485% 3/12/51 (h)	2,000	1,606
Series 2007-7 Class A4, 5.7484% 6/12/50 (h)	4,438	3,612
Series 2007-8 Class A1, 4.622% 8/12/49	199	203
Series 2006-2 Class A4, 5.9092% 6/12/46 (h)	770	748
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	296
Series 2007-7 Class B, 5.75% 6/12/50	110	20
Series 2007-8 Class A3, 5.9568% 8/12/49 (h)	1,094	970
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (d)(h)	22	19
Class H, 0.628% 8/15/19 (d)(h)	101	79
Class J, 0.698% 8/15/19 (d)(h)	76	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class F, 0.5588% 7/15/19 (d)(h)	$ 1,221	$ 916
Class G, 0.5988% 7/15/19 (d)(h)	694	347
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (d)(h)	728	218
Class MHRO, 0.928% 10/15/20 (d)(h)	174	19
Class MJPM, 1.238% 10/15/20 (d)(h)	53	5
Class MSTR, 0.938% 10/15/20 (d)(h)	95	13
Class NHRO, 1.128% 10/15/20 (d)(h)	267	27
Class NSTR, 1.088% 10/15/20 (d)(h)	87	10
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	351	353
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,860
Series 2006-HQ10 Class A1, 5.131% 11/12/41	373	382
Series 2006-T23 Class A1, 5.682% 8/12/41	1,024	1,047
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	177	182
Class A31, 5.439% 2/12/44 (h)	642	623
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	187	192
Class A4, 5.364% 3/15/44	5,000	4,262
Series 2007-IQ14 Class A1, 5.38% 4/15/49	427	439
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,679
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (h)	1,967	1,987
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	1,882	797
Series 2006-IQ11:
Class A3, 5.7341% 10/15/42 (h)	2,104	2,103
Class A4, 5.7701% 10/15/42 (h)	380	372
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	499
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	647	650
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	2,299	849
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	288	301
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (h)	1,902	1,555
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	27	28
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,036	2,076
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	180	190
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,078	1,151
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5188% 9/15/21 (d)(h)	$ 252	$ 105
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (d)(h)	17	3
Class AP2, 1.0388% 6/15/20 (d)(h)	30	4
Class F, 0.7188% 6/15/20 (d)(h)	583	105
Class LXR1, 0.9388% 6/15/20 (d)(h)	156	31
Class LXR2, 1.0388% 6/15/20 (d)(h)	398	40
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	401	406
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,218	2,237
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,522
Series 2006-C24 Class A2, 5.506% 3/15/45	946	966
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,144
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,271
Series 2007-C30:
Class A1, 5.031% 12/15/43	165	169
Class A3, 5.246% 12/15/43	1,089	1,059
Class A4, 5.305% 12/15/43	373	320
Class A5, 5.342% 12/15/43	1,357	1,042
Series 2007-C31:
Class A1, 5.14% 4/15/47	93	95
Class A4, 5.509% 4/15/47	7,866	6,306
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (h)	9,622	9,630
Class A3, 5.7404% 6/15/49 (h)	7,152	5,945
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	602	437
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(h)	975	829
Class 180B, 5.3979% 10/15/41 (d)(h)	444	355
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	736
Series 2005-C22:
Class B, 5.3547% 12/15/44 (h)	2,812	1,305
Class F, 5.3547% 12/15/44 (d)(h)	2,115	465
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	6,715
Series 2006-C25 Class AM, 5.7401% 5/15/43 (h)	664	534
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,268	201
Series 2007-C30 Class C, 5.483% 12/15/43 (h)	3,804	792
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	$ 348	$ 63
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (h)	839	665
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $335,157)		376,363
Municipal Securities - 0.1%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,157
7.55% 4/1/39	5,000	5,132
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,020
TOTAL MUNICIPAL SECURITIES (Cost $11,090)		11,309
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 5.625% 1/7/41	13,000	12,675
Canadian Government 2.375% 9/10/14	3,000	3,032
Chilean Republic 7.125% 1/11/12	3,016	3,404
Italian Republic 2.125% 10/5/12	2,000	2,025
Ontario Province:
1.875% 11/19/12	2,000	2,011
4% 10/7/19	15,000	15,106
4.1% 6/16/14	15,000	16,042
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,855)		54,295
Supranational Obligations - 1.4%

African Development Bank:
1.75% 10/1/12	1,000	1,009
3% 5/27/14	5,000	5,150
Asian Development Bank 2.75% 5/21/14	30,000	30,667
Corporacion Andina de Fomento:
5.2% 5/21/13	240	253
6.875% 3/15/12	390	423
8.125% 6/4/19	2,000	2,360
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Bank for Reconstruction and Development 1.25% 6/10/11	$ 1,500	$ 1,514
European Investment Bank:
1.75% 9/14/12	4,000	4,043
3.125% 6/4/14	77,000	80,034
Inter-American Development Bank:
3.875% 9/17/19	5,000	5,168
1.75% 10/22/12	5,000	5,056
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $130,662)		135,677
Commercial Paper - 0.1%

Dow Chemical Co.:
1.3% 12/15/09	8,710	8,708
1.3% 12/15/09	6,250	6,249
TOTAL COMMERCIAL PAPER (Cost $14,952)		14,957
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	1,042	771
MUFG Capital Finance 1 Ltd. 6.346% (h)	1,861	1,720
		2,491
TOTAL PREFERRED SECURITIES (Cost $1,619)		2,491
Cash Equivalents - 9.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09:
(Collateralized by U.S. Government Obligations) #	$ 604,340	604,337
(Collateralized by U.S. Government Obligations) # (a)	372,397	372,395
TOTAL CASH EQUIVALENTS (Cost $976,732)		976,732
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $11,381,533)		11,850,347
NET OTHER ASSETS - (10.6)%		(1,134,656)
NET ASSETS - 100%		$ 10,715,691
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,077,000 or 0.8% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $170,309,000 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$604,337,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 118,297
J.P. Morgan Securities, Inc.	59,148
Mizuho Securities USA, Inc.	215,892
RBC Capital Markets Corp.	3,980
UBS Securities LLC	207,020
$ 604,337
$372,395,000 due 12/01/09 at 0.17%
J.P. Morgan Securities, Inc.	$ 372,395
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,013,540	$ -	$ 2,013,540	$ -
U.S. Government and Government Agency Obligations	4,145,302	-	4,145,302	-
U.S. Government Agency - Mortgage Securities	4,058,292	-	4,058,292	-
Asset-Backed Securities	50,098	-	48,712	1,386
Collateralized Mortgage Obligations	11,291	-	10,937	354
Commercial Mortgage Securities	376,363	-	371,189	5,174
Municipal Securities	11,309	-	11,309	-
Foreign Government and Government Agency Obligations	54,295	-	54,295	-
Supranational Obligations	135,677	-	135,677	-
Commercial Paper	14,957	-	14,957	-
Preferred Securities	2,491	-	2,491	-
Cash Equivalents	976,732	-	976,732	-
Total Investments in Securities:	$ 11,850,347	$ -	$ 11,843,433	$ 6,914
Other Financial Instruments:
Forward Commitments	$ (463)	$ -	$ (463)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,597
Total Realized Gain (Loss)	600
Total Unrealized Gain (Loss)	1,983
Cost of Purchases	-
Proceeds of Sales	(1,425)
Amortization/Accretion	124
Transfers in/out of Level 3	(3,965)
Ending Balance	$ 6,914
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 572

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $11,511,349,000. Net unrealized appreciation aggregated $338,998,000, of which $365,676,000 related to appreciated investment securities and $26,678,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010